                                                           File No. 2-67464
                                                           File No. 811-3015

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /


         Post-Effective Amendment No. 36                           / X /


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / X /
         Amendment No.


                                 ---------------
                            OHIO NATIONAL FUND, INC.
                           (Exact Name of Registrant)
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Address of Principal Executive Office)
                            Area Code (513) 794-6316
                         (Registrant's Telephone Number)

                          Ronald L. Benedict, Secretary
                            Ohio National Fund, Inc.
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Name and Address of Agent for Service)


                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                                 ---------------

Approximate Date of Proposed Public Offering: as soon after the effective date of this amendment as is practicable.

It is proposed that this filing will become effective (check appropriate box):

                immediately upon filing pursuant to paragraph (b)
        ___


         X      on May 1, 1998 pursuant to paragraph (b)
        ___


                60 days after filing pursuant to paragraph (a)(1)
        ___

                on (date) pursuant to paragraph (a)(1)
        ___


                75 days after filing pursuant to paragraph (a)(2)
        ___


                on (date), pursuant to paragraph (a)(3) of Rule 485.
        ___

If appropriate, check the following box:

        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            OHIO NATIONAL FUND, INC.

                            CROSS REFERENCE TO ITEMS
                             REQUIRED BY RULE 404(a)


      N-1A Item of Part A                  Caption in Prospectus
      -------------------                  ---------------------

                  1.                       Cover Page

                  2.                       Not Applicable

                  3.                       Financial Highlights

                  4.                       General Description of the Fund;
                                           Investment Objectives and Policies;
                                           Investment Restrictions

                  5.                       Management of the Fund

                  6.                       Capital Stock, Dividends,
                                           Distributions and Taxes

                  7.                       Purchase and Redemption of Shares

                  8.                       Purchase and Redemption of Shares

                  9.                       Not Applicable


                                           Caption in Statement of
      N-1A Item of Part B                  Additional Information
      -------------------                  ----------------------

                  10.                      Cover Page

                  11.                      Table of Contents

                  12.                      The Fund

                  13. Investment Objectives and Policies (Money Market Instruments);
                                           Investment Restrictions (Hedging
                                           Transactions, Covered Call Options
                                           and Secured Put Options, Risk Factors
                                           with Options, Futures Contracts,
                                           Options on Futures Contracts and
                                           Financial Indexes, Risk Factors with
                                           Futures and Options on Futures, Risk
                                           Factors with Foreign Investments);
                                           Condensed Financial Information
                                           (Portfolio Turnover)

                  14.                      Management of the Fund (Directors and
                                           Officers of the Fund)

                  15.                      Management of the Fund (Controlling
                                           Shareholders)

                  16. Management of the Fund (Investment Advisory and Other Services); Experts

                                           Caption in Statement of
      N-1A Item of Part B                  Additional Information
      -------------------                  ----------------------

                  17.                      Brokerage Allocation

                  18.                      Capital Stock (in prospectus)

                  19.                      Purchase and Redemption of Shares

                  20.                      Tax Status

                  21.                      Not Applicable

                  22.                      Fund Performance

                  23.                      Financial Statements

                                     PART A.

                      INFORMATION REQUIRED IN A PROSPECTUS

                            OHIO NATIONAL FUND, INC.
                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6316
                                  MAY 1, 1998

Ohio National Fund, Inc. (the "Fund") is a series investment company which consists of 20 separate investment portfolios that seek the following investment objectives:

EQUITY PORTFOLIO - long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.

MONEY MARKET PORTFOLIO- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

BOND PORTFOLIO - high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.

OMNI PORTFOLIO - high level of long-term total return consistent with preservation of capital by investing in stocks, bonds and money market instruments.

INTERNATIONAL PORTFOLIO - long-term capital growth by investing primarily in common stocks of foreign companies.

CAPITAL APPRECIATION PORTFOLIO - maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.

SMALL CAP PORTFOLIO - maximum capital growth by investing primarily in common stocks of small and medium size companies.

GLOBAL CONTRARIAN PORTFOLIO - long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.

AGGRESSIVE GROWTH PORTFOLIO - capital growth.

CORE GROWTH PORTFOLIO - long-term capital appreciation.

GROWTH & INCOME PORTFOLIO -long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

S&P 500 INDEX PORTFOLIO - total return that approximates that of the Standard & Poor's 500 Index ("S&P 500" (R)) by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment-grade corporate bonds and cash equivalents.

SOCIAL AWARENESS PORTFOLIO - long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life.

STRATEGIC INCOME PORTFOLIO - high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.

Continued on page 2.


--------------------------------------------------------------------------------
THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE PURCHASER OF A VARIABLE CONTRACT DESCRIBED IN THE ACCOMPANYING PROSPECTUS OUGHT TO KNOW BEFORE PURCHASING SUCH A CONTRACT. THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING THE FUND AT THE ADDRESS SHOWN ABOVE.

INVESTMENTS IN THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $10 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STELLAR PORTFOLIO - maximum total return by investing in domestic and foreign securities (equity and fixed income), real estate securities, precious metal securities and money market securities.

RELATIVE VALUE PORTFOLIO - maximum total return consistent with reasonable risk by investing primarily in equity securities.


SMALL CAP GROWTH PORTFOLIO - capital appreciation by investing primarily in common stocks of emerging growth companies.


HIGH INCOME BOND PORTFOLIO - high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated bonds. Purchasers should carefully assess the risks associated with investment in this Portfolio.

EQUITY INCOME PORTFOLIO - above-average income and capital appreciation by investing primarily in income-producing equity securities.

BLUE CHIP PORTFOLIO - growth of capital and income by investing in securities of high quality companies.

The Fund's shares are not offered directly to the public but are purchased principally for the account of certain separate accounts of The Ohio National Life Insurance Company ("ONLI"), Ohio National Life Assurance Corporation ("ONLAC") and other insurers. Some variable contracts do not permit allocations to all portfolios of the Fund. The accompanying variable contract prospectus identifies the portfolios available under that contract.


                                TABLE OF CONTENTS

                                                                            Page

Financial Highlights ...................................................       2
General Description of the Fund ........................................       6
Investment Objectives and Policies .....................................       7
Investment Restrictions ................................................      13
Management of the Fund .................................................      18
Capital Stock ..........................................................      21
Dividends, Distributions and Taxes .....................................      22
Purchase and Redemption of Shares ......................................      22
Fund Performance .......................................................      23
About the S&P 500 ......................................................      23


                              FINANCIAL HIGHLIGHTS
                                       OF
                            OHIO NATIONAL FUND, INC.
                    FOR THE TEN YEARS ENDED DECEMBER 31, 1997

The following information has been audited by KPMG Peat Marwick LLP, independent certified public accountants, and is an integral part of the Fund's audited financial statements which appear in the Statement of Additional Information (which may be obtained by variable contract owners and prospective purchasers), incorporated by reference herein, and should be read in conjunction with those financial statements.

                                EQUITY PORTFOLIO
--------------------------------------------------------------------------------


                                           1997           1996           1995           1994           1993
                                         --------       --------       --------       --------       --------
Net asset value,
beginning of period                      $  32.30       $  28.58       $  23.20       $  23.90       $  21.63
                                         --------       --------       --------       --------       --------
Income from investment operations:
     Net investment income                   0.51           0.47           0.50           0.45           0.41
     Net realized and unrealized
       gain (loss) on investments            5.24           4.58           5.65          (0.39)          2.57
                                         --------       --------       --------       --------       --------
Total income from
        investment operations                5.75           5.05           6.15            .06           2.98
                                         --------       --------       --------       --------       --------
Less distributions:
    Dividends from net
       investment income                    (0.63)         (0.46)         (0.39)         (0.44)         (0.42)
     Distributions from net
       realized capital gains               (1.98)         (0.87)         (0.38)         (0.32)         (0.29)
                                         --------       --------       --------       --------       --------
Total distributions                         (2.61)         (1.33)         (0.77)         (0.76)         (0.71)
                                         --------       --------       --------       --------       --------
Net asset value, end of period             $35.44       $  32.30       $  28.58       $  23.20       $  23.90
                                         ========       ========       ========       ========       ========
Total return(a)                             18.17%         18.35%         27.20%          0.25%         14.09%
Ratios/supplemental data:
     Ratio of expenses to
      average net assets                     0.67%          0.73%          0.73%          0.62%          0.63%
     Ratio of net investment
      income to average
      net assets                             1.43%          1.60%          1.90%          1.90%          1.91%
Portfolio turnover rate                        19%            11%            14%             8%            18%
Average commission rate (f)              $   0.07       $   0.07            N/A            N/A            N/A
Net assets, end of period (millions)     $  288.1       $  232.8       $  175.7       $  123.3       $  109.9


                                EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                           1992           1991           1990           1989           1988
                                         --------       --------       --------       --------       --------
Net asset value,
beginning of period                      $  20.61       $  18.02       $  20.09       $  17.99       $  16.82
                                         --------       --------       --------       --------       --------
Income from investment operations:
     Net investment income                   0.50           0.60           0.86           0.71           0.66
     Net realized and unrealized
       gain (loss) on investments            1.02           2.97          (1.62)          3.42           1.86
                                         --------       --------       --------       --------       --------
Total income from
        investment operations                1.52           3.57          (0.76)          4.13           2.52
                                         --------       --------       --------       --------       --------
Less distributions:
    Dividends from net
       investment income                    (0.50)         (0.63)         (0.87)         (0.66)         (0.67)
     Distributions from net
       realized capital gains               (0.87)         (0.35)         (0.44)         (1.37)         (0..68)
                                         --------       --------       --------       --------       --------
Total distributions                         (0.50)         (0.98)         (1.31)         (2.03)         (1.35)
                                         --------       --------       --------       --------       --------
Net asset value, end of period           $  21.63       $  20.61       $  18.02       $  20.09       $  17.99
                                         ========       ========       ========       ========       ========
Total return(a)                              7.55%         20.18%         (3.85%)        23.21%         15.01%
Ratios/supplemental data:
     Ratio of expenses to
      average net assets                     0.65%          0.66%          0.69%          0.70%          0.71%
     Ratio of net investment
      income to average
      net assets                             2.44%          3.12%          4.75%          3.55%          3.59%
Portfolio turnover rate                        12%            23%             5%            16%             9%
Average commission rate (f)                   N/A            N/A            N/A            N/A            N/A
Net assets, end of period (millions)     $   87.4       $   68.2       $   49.2       $   42.8       $   33.3

                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                            1997           1996           1995           1994           1993
                                          --------       --------       --------       --------       --------

Net asset value,
    beginning of period                   $  10.00       $  10.00       $  10.00       $  10.00       $  10.00
                                          --------       --------       --------       --------       --------
Income from investment operations:
      Net investment income                   0.52           0.50           0.54           0.39           0.27
Less distributions:
     Dividends from net
      investment income                      (0.52)         (0.50)         (0.54)         (0.39)         (0.27)
                                          --------       --------       --------       --------       --------
Net asset value, end of period            $  10.00       $  10.00       $  10.00       $  10.00       $  10.00
                                          ========       ========       ========       ========       ========
Total return(a)                               5.37%          5.17%          5.62%          4.00%          2.71%
Ratios net of fees waived
      by advisor : (c)
Ratio of expenses to
     average net assets(c)                    0.38%          0.44%          0.44%          0.39%          0.53%
     Ratio of net investment
      income to average
       net assets(c)                          5.11%          4.98%          5.39%          3.69%          2.71%
Ratios assuming no fees
      waived by advisor: (c)
    Ratio of expenses to
     average net assets (c)                   0.43%          0.49%          0.55%          0.59%          0.63%
    Ratio of net investment
     income to average net assets (c)         5.06%          4.93%          5.27%          3.51%          2.60%
Net assets, end of period (millions)      $   29.1       $   25.6       $   15.7       $   13.1       $   19.1

                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                            1992           1991           1990           1989           1988
                                          --------       --------       --------       --------       --------

Net asset value,
    beginning of period                   $  10.00       $  10.00       $  10.00       $  10.00       $  10.00
                                          --------       --------       --------       --------       --------
Income from investment operations:
      Net investment income                   0.31           0.54           0.76           0.86           0.69
Less distributions:
     Dividends from net
      investment income                      (0.31)         (0.54)         (0.76)         (0.86)         (0.69)
                                          --------       --------       --------       --------       --------
Net asset value, end of period            $  10.00       $  10.00       $  10.00       $  10.00       $  10.00
                                          ========       ========       ========       ========       ========
Total return(a)                               3.12%          5.39%          7.60%          8.56%          6.89%
Ratios net of fees waived
      by advisor : (c)
Ratio of expenses to
     average net assets(c)                    0.66%          0.67%          0.68%          0.70%          0.71%
     Ratio of net investment
      income to average
       net assets(c)                          3.16%          5.41%          7.57%          8.51%          6.87%
Ratios assuming no fees
      waived by advisor: (c)
    Ratio of expenses to
     average net assets (c)                    N/A            N/A            N/A            N/A            N/A
    Ratio of net investment
     income to average net assets (c)          N/A            N/A            N/A            N/A            N/A
Net assets, end of period (millions)      $   20.6       $   24.2       $   26.1       $   23.6       $   22.8


                                 BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           1997          1996          1995          1994          1993
                                        --------      --------      --------      --------      --------
Net asset value,
beginning of period                     $  10.62      $  10.93      $   9.70      $  10.87      $  10.45
                                        --------      --------      --------      --------      --------
Income from investment operations:
     Net investment income                  0.71          0.69          0.70          0.67          0.69
    Net realized and unrealized
       gain (loss) on investments           0.23         (0.32)         1.08         (1.07)         0.41
                                        --------      --------      --------      --------      --------

Total Income (loss) from
     investment operations                  0.94          0.37          1.78         (0.40)         1.10
                                        --------      --------      --------      --------      --------
Less distributions:
     Dividends from net
       investment income                   (0.88)        (0.68)        (0.55)        (0.69)        (0.68)
     Distributions from net
      realized capital gains                0.00          0.00          0.00         (0.08)         0.00
                                                      --------      --------      --------      --------
Total distributions                        (0.88)        (0.68)        (0.55)        (0.77)        (0.68)
                                        --------      --------      --------      --------      --------
Net asset value, end of period            $10.68    $ $  10.62      $  10.93      $   9.70      $  10.87
                                        ========      ========      ========      ========      ========
Total return(a)                             9.28%         3.71%        18.90%        (3.84%)       10.69%
Ratios/supplemental data:
    Ratio of expenses to
       average net assets                   0.78%         0.79%         0.75%         0.63%         0.62%
Ratio of net investment
      income to average
      net assets                            6.67%         6.54%         6.76%         6.71%         6.33%
Portfolio turnover rate                       10%            3%            4%            5%           13%
Net assets, end of period (millions)    $   21.8      $   20.8      $   18.1      $   13.1      $   12.0


                                 BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           1992          1991          1990          1989          1988
                                        --------      --------      --------      --------      --------
Net asset value,
beginning of period                     $  10.37      $   9.89      $   9.93      $   9.72      $   9.84
                                        --------      --------      --------      --------      --------
Income from investment operations:
     Net investment income                  0.67          0.74          0.79          0.81          0.77
    Net realized and unrealized
       gain (loss) on investments           0.10          0.49         (0.05)         0.20         (0.13)
                                        --------      --------      --------      --------      --------

Total Income (loss) from
     investment operations                  0.77          1.23          0.74          1.01          0.64
                                        --------      --------      --------      --------      --------
Less distributions:
     Dividends from net
       investment income                   (0.69)        (0.75)        (0.78)        (0.80)        (0.76)
     Distributions from net
      realized capital gains                0.00          0.00          0.00          0.00          0.00
                                        --------      --------      --------      --------      --------
Total distributions                        (0.69)        (0.75)        (0.78)        (0.80)        (0.76)
                                        --------      --------      --------      --------      --------
Net asset value, end of period            $10.45      $  10.37      $   9.89      $   9.93      $   9.72
                                        ========      ========      ========      ========      ========
Total return(a)                             7.55%        12.96%         7.82%        10.71%         6.74%
Ratios/supplemental data:
    Ratio of expenses to
       average net assets                   0.65%         0.65%         0.70%         0.70%         0.79%
Ratio of net investment
      income to average
      net assets                            6.73%         7.42%         8.02%         8.21%         7.50%
Portfolio turnover rate                       20%           18%            4%            0%           27%
Net assets, end of period (millions)    $    8.9      $    5.9      $    4.7      $    4.0      $    3.7

                                 OMNI PORTFOLIO
--------------------------------------------------------------------------------

                                                  1997          1996          1995          1994          1993
                                               --------      --------      --------      --------      --------

Net asset value,
beginning of period                            $  19.40      $  17.60      $  14.76      $  15.38      $  14.14
                                               --------      --------      --------      --------      --------
Income (loss) from investment operations:
     Net investment income                         0.56          0.53          0.58          0.55          0.58
     Net realized and unrealized
       gain (loss) on investments                  2.87          2.10          2.72         (0.63)         1.21
                                               --------      --------      --------      --------      --------
Total Income (loss)
      from investment operations                   3.43          2.63          3.30         (0.08)         1.79
                                               --------      --------      --------      --------      --------
Less distributions:
     Dividends from net
       investment income                          (0.69)        (0.52)        (0.46)        (0.54)        (0.55)
     Distributions from net
        realized capital gains                    (1.08)        (0.31)         0.00          0.00          0.00
                                               --------      --------      --------      --------      --------
Total distributions                               (1.77)        (0.83)        (0.46)        (0.54)        (0.55)
                                               --------      --------      --------      --------      --------
Net asset value, end of period                 $  21.06      $  19.40      $  17.60      $  14.76      $  15.38
                                               ========      ========      ========      ========      ========
Total return(a)                                   18.15%        15.54%        22.75%        (0.53%)       12.85%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets                          0.71%         0.76%         0.75%         0.62%         0.62%
     Ratio of net investment
       income to average
       net assets                                  2.69%         2.89%         3.56%         3.67%         3.74%
Portfolio turnover rate                              18%           12%           10%            7%           17%
Average commission rate (f)                    $   0.07      $   0.07           N/A           N/A           N/A
Net assets, end of period (millions)           $  193.7      $  145.5      $  109.6      $   85.0      $   74.2


                                 OMNI PORTFOLIO
--------------------------------------------------------------------------------

                                                 1992          1991          1990          1989          1988
                                               --------      --------      --------      --------      --------

Net asset value,
beginning of period                            $  13.63      $  12.16      $  12.76      $  11.89      $  11.23
                                               --------      --------      --------      --------      --------
Income (loss) from investment operations:
     Net investment income                         0.63          0.65          0.78          0.75          0.67
     Net realized and unrealized
       gain (loss) on investments                  0.51          1.49         (0.54)         1.07          0.99
                                               --------      --------      --------      --------      --------
Total Income (loss)
      from investment operations                   1.14          2.14          0.24          1.82          1.66
                                               --------      --------      --------      --------      --------
Less distributions:
     Dividends from net
       investment income                          (0.63)        (0.67)        (0.78)        (0.73)        (0.66)
     Distributions from net
        realized capital gains                     0.00          0.00         (0.06)        (0.22)        (0.34)
                                               --------      --------      --------      --------      --------
Total distributions                               (0.63)        (0.67)        (0.84)        (0.95)        (1.00)
                                               --------      --------      --------      --------      --------
Net asset value, end of period                 $  14.14      $  13.63      $  12.16      $  12.76      $  11.89
                                               ========      ========      ========      ========      ========
Total return(a)                                    8.61%        18.14%         1.92%        15.45%        15.05%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets                          0.65%         0.67%         0.69%         0.70%         0.71%
     Ratio of net investment
       income to average
       net assets                                  4.66%         5.04%         6.32%         5.99%         5.40%
Portfolio turnover rate                              16%           15%            7%           24%           14%
Average commission rate (f)                         N/A           N/A           N/A           N/A           N/A
Net assets, end of period (millions)           $   46.4      $   36.5      $   35.4      $   31.9      $   26.1

                                                                 INTERNATIONAL PORTFOLIO
                                           ------------------------------------------------------------------
                                             1997          1996          1995          1994            1993(e)
                                           --------      --------      --------      --------        --------
Net asset value,
     beginning of period                   $  15.49      $  14.38      $  13.30      $  12.48        $  10.00
                                           --------      --------      --------      --------        --------
Income from investment operations:
       Net investment income                   0.28          0.25          0.31          0.16            0.02
       Net realized and unrealized
       gain on investments and
       foreign currency transactions           0.08          1.76          1.28          0.84            2.47
                                           --------      --------      --------      --------        --------
Total income from investment operations        0.36          2.01          1.59          1.00            2.49
                                           --------      --------      --------      --------        --------
Less distributions:
     Dividends from net
     investment income                        (0.37)        (0.25)        (0.28)        (0.12)          (0.01)
Distributions from net realized
     capital gains and foreign
    currency related transactions             (2.09)        (0.65)        (0.23)        (0.06)           0.00
                                           --------      --------      --------      --------        --------
Total distributions                           (2.46)        (0.90)        (0.51)        (0.18)          (0.01)
                                           --------      --------      --------      --------        --------
Net asset value, end of period               $13.39      $  15.49      $  14.38      $  13.30      $  12.48
                                           ========      ========      ========      ========        ========
Total return(a)                                2.11%        14.48%        12.10%         8.07%          24.96%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets(d)                   1.22%         1.15%         1.12%         1.05%           1.13%(b)
     Ratio of net investment
       income to average
       net assets(d)                           1.82%         1.64%         2.29%         1.23%           0.41%(b)
Portfolio turnover rate                          24%           14%            7%           16%              8%
Average commission rate (f)                $   0.02      $   0.03           N/A           N/A             N/A
Net assets, end of period (millions)       $  156.0      $  137.3      $   90.6      $   62.9        $   17.5


                                                             CAPITAL APPRECIATION PORTFOLIO
                                                ----------------------------------------------------
                                                  1997          1996          1995            1994(e)
                                                --------      --------      --------        --------
Net asset value,
     beginning of period                        $  12.93      $  11.99      $  10.25        $  10.00
                                                --------      --------      --------        --------
Income from investment operations:
       Net investment income                        0.39          0.48          0.39            0.22
       Net realized and unrealized
       gain on investments and
       foreign currency transactions                1.48          1.31          1.85            0.23
                                                --------      --------      --------        --------
Total income from investment operations             1.87          1.79          2.24            0.45
                                                --------      --------      --------        --------
Less distributions:
     Dividends from net
     investment income                             (0.46)        (0.44)        (0.29)          (0.20)
Distributions from net realized
     capital gains and foreign
    currency related transactions                  (0.81)        (0.41)        (0.21)           0.00
                                                --------      --------      --------        --------
Total distributions                                (1.27)        (0.85)        (0.50)          (0.20)
                                                --------      --------      --------        --------
Net asset value, end of period                  $  13.53      $  12.93      $  11.99        $  10.25
                                                ========      ========      ========        ========
Total return(a)                                    15.19%        15.75%        22.62%           4.53%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets(d)                        0.95%         0.97%         0.96%           0.98%(b)
     Ratio of net investment
       income to average
       net assets(d)                                2.88%         3.90%         3.47%           3.24%(b)
Portfolio turnover rate                               41%           37%           32%             20%
Average commission rate (f)                     $   0.04      $   0.05           N/A             N/A
Net assets, end of period (millions)            $   59.8      $   38.3      $   19.3        $    6.8


                                                                 SMALL CAP PORTFOLIO
                                             -----------------------------------------------------
                                               1997          1996          1995             1994(e)
                                             --------      --------      --------         --------
Net asset value,
    beginning of period                      $  18.03      $  15.85      $  11.99         $  10.00
                                             --------      --------      --------         --------
Income (loss) from investment operations:
       Net investment income (loss)             (0.02)        (0.08)        (0.02)            0.18
       Net realized and unrealized
       gain (loss) on investments                1.54          2.80          3.95             1.94
                                             --------      --------      --------         --------
Total income from investment operations          1.52          2.72          3.93             2.12
                                             --------      --------      --------         --------
Less distributions:
     Dividends from net
     investment income                           0.00          0.00         (0.07)           (0.13)
Distributions from net realized
     capital gains                              (0.83)        (0.54)         0.00             0.00
                                             --------      --------      --------         --------
Total distributions                             (0.83)        (0.54)        (0.07)           (0.13)
                                             --------      --------      --------         --------
Net asset value, end of period               $  18.72      $  18.03      $  15.85         $  11.99
                                             ========      ========      ========         ========
Total return(a)                                  8.47%        17.71%        33.01%           21.26%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets(d)                     0.94%         0.96%         0.96%            0.91%(b)
     Ratio of net investment
       income to average
        net assets(d)                           (0.11%)       (0.48%)       (0.11%)           3.27%(b)
Portfolio turnover rate                            80%           70%           75%             222%(b)
Average commission rate (f)                  $   0.05      $   0.60           N/A              N/A
Net assets, end of period (millions)         $   58.3      $   38.5      $   16.0         $    3.3

                                                       GLOBAL CONTRARIAN                               AGGRESSIVE GROWTH
                                             ------------------------------------         -------------------------------------
                                               1997          1996         1995(e)           1997          1996          1995(e)
                                             --------      --------      --------         --------      --------       --------
Net asset value,
    beginning of period                      $  11.66      $  10.80      $  10.00         $  10.03      $  11.84       $  10.00
                                             --------      --------      --------         --------      --------       --------
Income (loss) from investment operations:
       Net investment income (loss)             (0.02)         0.28          0.13            (0.05)         1.64           1.56
       Net realized and unrealized
       gain (loss) on investments                1.03          1.00          0.75             1.29         (1.59)          1.08
                                             --------      --------      --------         --------      --------       --------
Total income from investment operations          1.32          1.28          0.88             1.24          0.05           2.64
                                             --------      --------      --------         --------      --------       --------
Less distributions:
     Dividends from net
     investment income                          (0.38)        (0.24)        (0.08)           (0.14)        (1.86)         (0.80)
Distributions from net realized
     capital gains                              (0.87)        (0.18)         0.00            (0.04)         0.00           0.00
                                             --------      --------      --------         --------      --------       --------
Total distributions                             (1.25)        (0.42)        (0.08)           (0.18)        (1.86)         (0.80)
                                             --------      --------      --------         --------      --------       --------
Net asset value, end of period               $  11.73      $  11.66      $  10.80         $  11.09      $  10.03       $  11.84
                                             ========      ========      ========         ========      ========       ========
Total return(a)                                 11.67%        12.09%         8.89%           12.53%         0.76%         26.95%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets(d)                     1.32%         1.29%         1.58%(b)         0.97%         1.01%          1.02%(b)
     Ratio of net investment
       income to average
        net assets(d)                            2.33%         2.44%         1.64%(b)        (0.40%)       15.81%         18.18%(b)
Portfolio turnover rate                            29%           18%            6%(b)          193%        1,987%         1,488%(b)
Average commission rate (f)                    $0..01      $   0.03           N/A         $   0.06      $   0.03            N/A
Net assets, end of period (millions)         $   18.0      $   11.3      $    4.4         $   19.9      $   12.0       $    4.0


                                       CORE GROWTH   GROWTH & INCOME  S&P 500 INDEX
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        ---------       ---------       ---------
                                         1997(e)         1997(e)         1997(e)
                                        --------        --------        --------
Net asset value,
    beginning of period                 $  10.00        $  10.00        $  10.00
Loss from investment operations:
       Net investment income (loss)        (0.02)           0.11           (0.45)
       Net realized and unrealized
        gain (loss) on investments         (0.30)           3.52           (2.70)
                                        --------        --------        --------
Total gain (loss) from
       investment operations               (0.32)           3.63           (3.15)
                                        --------        --------        --------
Less distributions:
Dividends from net
      investment income                     0.00           (0.11)          (0.45)
Distributions from net
     realized capital gains                 0.00           (0.67)          (0.91)
                                        --------        --------        --------
Distributions from excess
    realized capital gains                  0.00            0.00           (0.06)
Total Distributions                         0.00           (0.78)          (1.42)
                                        --------        --------        --------
Net asset value, end of period          $   9.68        $  12.85        $  11.73
                                        ========        ========        ========
Total return(a)                            (3.08%)         36.58%          31.75%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets(d)                1.11%           0.95%           0.52%
     Ratio of net investment
       loss to average
       net assets(d)                       (0.18%)          1.04%           5.29%
Portfolio turnover rate                       65%            185%            445%
Average commission rate (f)             $   0.05        $   0.06        $   0.04
Net assets, end of period (millions)    $    9.5        $   18.7        $   22.1


                                        SOCIAL         STRATEGIC                       RELATIVE
                                       AWARENESS        INCOME         STELLAR          VALUE
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                       ---------       --------       ---------       ---------
                                        1997(e)         1997(e)         1997(e)         1997(e)
                                       --------        --------        --------        --------
Net asset value,
    beginning of period                $  10.00        $  10.00        $  10.00        $  10.00
Loss from investment operations:
       Net investment income (loss)        0.09            0.71            0.32            0.16
       Net realized and unrealized
        gain (loss) on investments         2.47            0.13            0.64            2.66
                                       --------        --------        --------        --------
Total gain (loss) from
       investment operations               2.56            0.84            0.96            2.82
                                       --------        --------        --------        --------
Less distributions:
Dividends from net
      investment income                   (0.07)          (0.67)          (0.31)          (0.14)
Distributions from net
     realized capital gains               (1.09)          (0.01)           0.00            0.00
                                       --------        --------        --------        --------
Distributions from excess
    realized capital gains                 0.00            0.00            0.00            0.00
Total Distributions                       (1.16)          (0.68)          (0.31)          (0.14)
                                       --------        --------        --------        --------
Net asset value, end of period         $  11.40        $  10.16        $  10.65        $  12.68
                                       ========        ========        ========        ========
Total return(a)                           25.63%           8.74%           9.70%          28.28%
Ratios/supplemental data:
     Ratio of expenses to
       average net assets(d)               0.95%           1.30%           1.54%           1.18%
     Ratio of net investment
       loss to average
       net assets(d)                       0.75%           7.04%           3.07%           1.35%
Portfolio turnover rate                      40%            102%             17%              7%
Average commission rate (f)            $   0.07        $   0.04        $   0.18        $   0.24
Net assets, end of period (millions)   $    4.8        $    3.2        $    2.8        $    5.7


FINANCIAL HIGHLIGHTS FOOTNOTES

(a) This total return information does not reflect expenses that apply to any separate account or the related variable annuity or variable life insurance contracts. Inclusion of those charges would reduce the total return figures for all periods shown.

(b)  Annualized.


(c) On and after June 17, 1993, the investment adviser has waived part of the management fee with respect to the Money Market Portfolio, to the extent such fee exceeds an annual rate of 0.25% of the Money Market Portfolio's daily net asset value.


(d) The investment adviser reimbursed certain operating expenses of the International Portfolio in 1993, the Capital Appreciation and Small Cap Portfolios in 1994, and the Global Contrarian Portfolio in 1995. Had the investment adviser not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.39% and the annualized ratio of net investment income to average net assets would have been 0.15% for the International Portfolio in 1993. Had the investment adviser not reimbursed such expenses of the Capital Appreciation and Small Cap Portfolios, the annualized ratio of expenses to average net assets would have been 1.05% and 0.95%, respectively in 1994. The annualized ratio of net investment income to average net assets would have been 3.18% and 3.24%, respectively, for the Capital Appreciation and Small Cap Portfolios. Had the investment adviser not reimbursed such expenses of the Global Contrarian Portfolio, the annualized ratio of expenses to average net assets would have been 1.90% and the annualized ratio of net investment income to average net assets would have been 1.32% for the Global Contrarian Portfolio in 1995.

(e) Total return was calculated on an aggregate basis (not annualized) for the International Portfolio from the commencement of its operations on April 30, 1993, through December 31, 1993, for the Capital Appreciation and Small Cap Portfolios, from their commencement of operations, May 1, 1994, through December 31, 1994, for the Global Contrarian and Aggressive Growth Portfolios from their commencement of operations, March 31, 1995, through December 31, 1995, and for the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios, from the commencement of their operations, January 3, 1997, though December 31, 1997.
(f) Represents the total amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the respective portfolio for which commissions were charged.

GENERAL DESCRIPTION OF THE FUND

The Fund, incorporated under the laws of Maryland on March 6, 1980, is an open-end diversified management investment company commonly referred to as a "mutual fund." It is a "no-load" fund which sells and redeems its shares at net asset value without any sales or redemption charge. The Fund is organized as a "series" company, which means that it has several different investment portfolios. Currently there are 20 investment portfolios as listed on pages 1 and 2. Interests in each portfolio are represented by a separate class of common stock, par value $1. Each class represents an undivided interest in the assets of the portfolio attributable to that class.

Fund shares are currently offered only to the separate accounts of ONLI (a mutual life insurance company organized under Ohio law) and ONLAC (a stock life insurer organized under Ohio law and wholly owned by ONLI), but may in the future be offered to the separate accounts of other life insurance companies (the "separate accounts"). Such separate accounts use Fund shares as the underlying investment medium to support certain benefits under variable annuity and variable life insurance contracts. As is described in the accompanying variable contract prospectus, each contract owner will select the Fund portfolio or portfolios that will support certain benefits under his or her contract. The value of such benefits will vary with the investment experience of the underlying portfolio(s) of the Fund. Consequently, each prospective contract owner should carefully review the objectives, policies and risks of each portfolio and the operation of the Fund generally as set forth in this prospectus.

It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although ONLI, ONLAC and the Fund do not currently foresee any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the withdrawal of a separate account from participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law;
(3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contract owners.

The Fund may be used in the future to support benefits under other types of contracts or for other purposes. Fund shares are not now, and without a change in applicable law will never be, offered directly to the public. Consequently, the separate accounts will be the sole shareholders of the Fund. Fund shares attributable to contracts participating in such separate accounts will be voted by such separate accounts as directed by the contract owners.

The investment and reinvestment of Fund assets is managed by Ohio National Investments Inc. (the "Adviser") directly or through sub-advisers. See "Management of the Fund," page 17. The investment and reinvestment of the assets of the following portfolios are managed by the firms indicated as sub-advisers:


PORTFOLIO                                                     SUB-ADVISER
---------                                                     -----------

International and Global Contrarian                           Societe Generale Asset Management Corp.  ("SGAM")
Capital Appreciation                                          T.  Rowe Price Associates, Inc.  ("TRPA")
Small Cap                                                     Founders Asset Management, LLC  ("FAM ")
Aggressive Growth                                             Strong Capital Management, Inc.  ("SCM")

Core Growth                                                   Pilgrim Baxter & Associates, Ltd. ("PBA")
Growth & Income and Small Cap Growth                           Robertson Stephens Investment Management, L.P. ("RSIM")
Strategic Income, Stellar and Relative Value                  Star Bank, N.A. ("Star")
High Income Bond, Equity Income and Blue Chip                 Federated Investment Counseling ("FIC")

                       INVESTMENT OBJECTIVES AND POLICIES

Each portfolio has a different investment objective which it pursues through separate investment policies as described below. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest on such security, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of the price of a security in response to changes in conditions in the securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. There is no assurance that the investment objective of any portfolio will be realized.


The investment objectives of each portfolio discussed below and in the Statement of Additional Information may not be changed without the approval of the holders of a majority of the outstanding shares of that portfolio. Each portfolio may invest any portion of its assets in cash, short-term obligations and U.S. government securities for defensive purposes during times of unusual market or economic conditions or pending selection of securities in accordance with the portfolio's policies. The relatively high portfolio turnover rates for the Small Cap, Aggressive Growth, Core Growth, Growth & Income and Strategic Income Portfolios and expected for the Small Cap Growth Portfolio will result in correspondingly higher brokerage costs that must be borne by these portfolios. The Statement of Additional Information provides a fuller description of the types of financial instruments in which the Money Market Portfolio may invest and definitions of debt ratings of nationally recognized statistical rating organizations, and information about portfolio turnover rates for each portfolio.



EQUITY PORTFOLIO

The principal investment objective of the Equity Portfolio is long-term growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital. This Portfolio will seek to attain its objective of capital growth by investing primarily in common stocks or securities convertible into, or which carry the right to buy, common stocks. It may also invest to a limited degree in non-convertible preferred stocks, debt securities and readily marketable mortgage notes.


This Portfolio will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the over-the-counter market and foreign securities. In general, investment in shares of this Portfolio should involve greater market and financial risk than an investment in any of the Money Market, Bond, Omni or Capital Appreciation Portfolios, but less risk than investments in the International, Small Cap, Global Contrarian or Aggressive Growth Portfolios.


MONEY MARKET PORTFOLIO

The objective of the Money Market Portfolio is to obtain maximum current income consistent with preservation of principal and liquidity. This Portfolio seeks to achieve its objective by investing in high quality money market instruments, including:

1. obligations maturing in 13 months or less and issued or guaranteed as to principal and interest by the United States Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

2. commercial paper, certificates of deposit and bankers' acceptances that have received the highest rating by any two nationally recognized statistical rating organizations ("NRSRO's"), or the highest rating by one NRSRO if that is the only NRSRO having rated the security, or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased;

3. commercial paper, certificates of deposit, bankers' acceptances or other corporate obligations maturing in 13 months or less and which, although not rated by any NRSRO, the Board of Directors determines to be of a quality comparable to that of instruments receiving either of the two highest ratings, provided, that any security determined to be comparable in quality to the second highest rating shall be included in the 5% limitation under item 5; and

4.    repurchase agreements with respect to any of the foregoing obligations.

5. as to no more than 5% of the Portfolio's assets, in commercial paper, certificates of deposit or bankers' acceptances receiving the second highest rating by any two NRSRO's (or by one NRSRO if (a) that is the only NRSRO having rated the security or (b) one other NRSRO has given the security its highest rating), or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased, provided, that no more than $1 million (or 1% of Portfolio assets, if greater) may be invested in such securities of any one issuer;

This Portfolio may invest up to 50% of its assets in the securities of foreign issuers (including private issuers and foreign governments or political subdivisions, agencies or instrumentalities of foreign governments), provided they meet the above quality standards and they are denominated in U.S. dollars and held in custody in the United States.

The investments of this Portfolio in such money market instruments are subject to the terms and conditions of Rule 2a-7 under the Investment Company Act of 1940, including the requirement that they be limited to those instruments which the Board of directors determines, present minimal credit risks.

Generally, this Portfolio will purchase money market securities with the intention of holding them until maturity, at which time they will be redeemed. To the extent it is able to do so, the Portfolio will not realize any gain or loss on these securities. There may be times, however, when it may be necessary or appropriate to sell securities prior to maturity in order to shorten the Portfolio's average maturity, to meet redemptions, or because of a reevaluation of an issuer's credit-worthiness.

Rule 2a-7 permits this Portfolio to value its assets on the basis of amortized cost as a means of maintaining the net asset value of the Money Market shares at $10 per share. Under the terms of the rule, the Portfolio may neither purchase any debt security having a remaining maturity of more than 397 days nor maintain a dollar-weighted average portfolio maturity of more than 90 days. Under the amortized cost method, all such debt securities are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. If such method results in a deviation in excess of 1/2 of 1% from value based on available market quotations, the Board of Directors will promptly consider what, if any, action it should initiate. Such action may include selling portfolio instruments; withholding dividends; recapitalizing outstanding shares; requiring shareholders to contribute shares to capital or using available market quotations.

An investor's rate of return will vary as short-term interest rates vary. The rate of return will also be affected by other factors such as the operating expenses of the Portfolio and the sales, if any, of portfolio securities prior to maturity. On balance, however, investment in this Portfolio should involve less market and financial risk than an investment in any other portfolio.


BOND PORTFOLIO

The principal investment objective of the Bond Portfolio is to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital. Investments will be made primarily in intermediate-term and long-term fixed-income securities.

At least 80% of the total assets of this Portfolio (exclusive of cash and U.S. government securities) will be invested in: (1) publicly traded, investment grade, non-convertible corporate debt securities issued by United States corporations and assigned within the four highest bond ratings by Moody's or Standard and Poor's ("S&P"); and (2) corporate debt securities used for short-term investment and limited to the top grade of these two rating services.

Up to 20% of the total assets of the Portfolio may be invested in: (1) securities having high potential for capital appreciation; (2) preferred stocks, convertible securities and securities carrying warrants to purchase equity securities; and (3) debt securities issued by U.S. banks and savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent financial statements in excess of $100,000,000.

This Portfolio will not invest in common stocks directly, but it may retain for reasonable periods of time up to 10% of its total assets in common stocks acquired upon the conversion of debt securities or upon the exercise of warrants acquired with debt securities.

It is expected that this Portfolio will include debt securities with varying maturities selected from various industries, depending upon the Adviser's evaluation of current and anticipated market conditions. The market values of debt instruments will vary depending upon their respective yields; therefore, the net asset value per share of the Portfolio will change from time to time as the general level of interest rates changes. Consequently, an investment in the shares of this Portfolio involves substantial market risk, but should involve less financial risk than an investment in any of the portfolios other than the Money Market Portfolio.

OMNI PORTFOLIO

The principal investment objective of the Omni Portfolio is to realize a high level of long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income including dividends, interest and discount accruals and capital appreciation.

This Portfolio will seek to attain its objectives by investing in any of the securities in which the Equity, Money Market and Bond Portfolios may invest. The mix of investments will be adjusted from time to time among the various market sectors (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential produced by the interaction of changing market and economic conditions. The Portfolio may at times be invested in less than all three of the market sectors. No minimum portion of the Portfolio is required to be invested in any sector. The frequency of changes in investment mix depends upon market and economic conditions.

The Portfolio's principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the market sectors. Within the equity sector, the Portfolio will attempt to obtain long-term growth of capital while current income will be a secondary consideration. Within the bond sector, the Portfolio will attempt to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital. Within the money market sector, the Portfolio will attempt to obtain maximum current income consistent with the preservation of principal and liquidity. Investment in this Portfolio involves all of the risks associated with investing in the other portfolios. In addition, there is the risk that at any given time this Portfolio will invest too much or too little in each of the respective market sectors.

INTERNATIONAL PORTFOLIO

The principal investment objective of the International Portfolio is to obtain long-term capital growth by investing primarily in common stocks (and securities convertible into common stocks) of foreign companies. This Portfolio may also invest in fixed-income securities of foreign issuers. When deemed appropriate for short-term investment or for defensive purposes, it may invest in short-term debt instruments of U.S. or foreign issuers, in U.S. government obligations, or in U.S. common stocks.

This Portfolio enables variable contractowners to diversify their investment by participating in companies and economies outside the U.S. However, investing in foreign securities may involve a greater degree of risk than investing in domestic securities because of the possibilities of currency exchange rate fluctuations, currency exchange controls, less publicly available information, more volatile markets, thinner markets (less trading volume), slower settlement of trades, greater likelihood of trade failures, less securities regulation, less favorable tax provisions, lack of uniformity of accounting, auditing and financial reporting standards, war and expropriation. Foreign investments also generally involve higher brokerage commissions, higher custodian costs, and currency conversion fees. Investment in this Portfolio will generally involve a greater degree of market and financial risk than any of the portfolios except for the Global Contrarian Portfolio.

CAPITAL APPRECIATION PORTFOLIO

The principal investment objective of the Capital Appreciation Portfolio is to maximize capital growth through investment primarily in common stocks. This Portfolio seeks to achieve capital appreciation by investing in securities of companies that are undervalued in relation to the company's assets, earnings, market position or breakup value; are currently out of favor in the investment community; or have attractive growth potential in their business markets. Securities are also sought that have been over-discounted due to adverse operating results, deteriorating economic or industry conditions, or unfavorable publicity.

The Portfolio may also invest in fixed-income securities and money market instruments to preserve its principal value during uncertain or declining market conditions. The Portfolio's total return will consist principally of capital appreciation (or depreciation) and, to a lesser extent, current income. The Portfolio's active management may result in a higher portfolio turnover rate and correspondingly higher brokerage costs. Investment in this Portfolio will generally involve market and financial risks that are comparable to, or somewhat less than, those of the Equity Portfolio.


SMALL CAP PORTFOLIO

To achieve its investment objective of capital appreciation, this Portfolio invests primarily in the common stocks of small and medium sized companies. Ordinarily, these companies are not listed on a national securities exchange but will be traded over the counter. Under normal market conditions, at least 65% of this Portfolio's assets will be invested in common stocks of companies with market capitalizations of less than $1 billion. However it may also invest in larger companies if they appear to present better prospects for capital appreciation. This Portfolio may invest up to 30% of its assets in foreign securities.

Small and medium sized companies selected for this Portfolio are generally those that are still in the developing stages of their life cycles and are able to achieve rapid growth in sales, earnings and share prices. Investments in such companies involve greater volatility and risk than is customarily associated with more established companies because such companies often have limited product lines, markets or financial resources, and their securities may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages. Investment in this Portfolio generally involves a higher degree of market and financial risks than those of the Equity Portfolio.


GLOBAL CONTRARIAN PORTFOLIO

The objective of the Global Contrarian Portfolio is to provide long-term growth of capital by investing in foreign and domestic securities that, in the judgment of the portfolio manager, are undervalued or presently out of favor with other investors but have positive prospects for eventual appreciation. While this Portfolio will primarily invest in common stocks (and securities convertible into common stocks), it may also invest in fixed income securities that appear to be undervalued or out of favor.

A substantial portion (at least 25%) of this Portfolio will be invested in foreign securities, in at least three countries, under normal market conditions. To that extent, the risk factors described in the second paragraph under "International Portfolio," above, will apply. In addition, "contrarian" investing generally involves substantial risks, particularly in the short term. Companies or markets that appear to be undervalued or are out of favor with investors may remain so for an extended period of time or may never recover. Therefore, this Portfolio should be considered primarily for long-term investments. Investment in this Portfolio generally involves a high degree of market and financial risk.


AGGRESSIVE GROWTH PORTFOLIO

The investment objective of the Aggressive Growth Portfolio is to seek capital growth. The Portfolio invests in a diversified portfolio of securities believed to represent attractive growth opportunities. The Portfolio normally emphasizes equity securities, although it has the flexibility to invest in any type of security that is believed to have the potential for capital appreciation. The Portfolio may invest up to 100% of its assets in equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as convertible bonds, and warrants. The Portfolio may invest up to 100% of its assets in intermediate - to long-term corporate or U.S. government debt securities. Although the debt securities in which the Portfolio invests will be primarily investment-grade debt securities, the Portfolio may invest up to 5% of its total assets in non-investment-grade debt securities.
The Portfolio may invest up to 15% of its assets in foreign securities, which involve certain risks.

The Portfolio seeks to uncover emerging investment trends and attractive growth opportunities. In its search for potential investments, the Portfolio attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in the early stages of development, or they may be mature organizations. The Portfolio engages in substantial short-term trading, which involves significant risk and may be deemed speculative. Such trading results in a higher portfolio turnover rate and correspondingly higher brokerage costs. Investment in this Portfolio involves a high degree of market and financial risk.

CORE GROWTH PORTFOLIO

The objective of the Core Growth Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of large, medium and small companies that PBA believes have strong earnings growth and long-term capital appreciation prospects. PBA seeks companies poised for rapid growth that have a history of above-average earnings growth, demonstrate the ability to sustain that growth, and operate in industries or markets experiencing increased demand for their products or services.

In managing the Core Growth Portfolio, PBA uses both quantitative and fundamental processes focusing on quality earnings growth. PBA begins by creating a universe of rapidly growing companies having desired quality characteristics. Using proprietary software and research models that incorporate attributes of successful growth (such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth), PBA creates a universe of growing companies. Then, using fundamental research, PBA evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, PBA seeks to construct an investment portfolio having strong growth characteristics.

This portfolio's investments in small and medium capitalization companies may experience greater price volatility than portfolios investing primarily in larger, more established companies. Because the universe of companies in which this portfolio invests will experience stock price volatility, it is important that investors maintain a long-term investment perspective.

GROWTH & INCOME PORTFOLIO

The Growth & Income Portfolio's investment objective is long-term total return. The Portfolio will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

The Portfolio will normally invest the majority of its assets in common stocks, convertible securities, bonds, and notes. Although the Portfolio is intended to focus on companies with market capitalizations of up to $3 billion, the Portfolio will remain flexible and may invest in securities of larger companies. The Portfolio may also engage in short sales of securities expected to decline in price. Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, marketing or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies.

S&P 500 INDEX PORTFOLIO

The investment objective of the S&P 500 Index Portfolio is to seek total return approximating that of the S&P 500, including reinvestment of dividends, at a risk level consistent with that of the S&P 500. It will seek this objective by investing primarily in (a) common stocks and other securities that need not be included among the 500 stocks in the S&P 500, and/or (b) S&P 500 stock index futures contracts which will be hedged by investing in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment-grade corporate bonds and cash equivalents. This strategy is intended to replicate the performance of the S&P 500. However, Portfolio expenses will reduce the Portfolio's ability to exactly track the S&P 500 and there can be no assurance that the Portfolio's investments will have the desired effect.

The value of S&P 500 stock index futures contracts is tied directly to the fluctuations of the S&P 500. The Portfolio's ability to use futures contracts as a substitute for maintaining a fully-invested market position in the 500 stocks comprising the S&P 500 obligates the Portfolio to hedge its position by delivering a specific dollar amount equal to the difference between the value of the S&P 500 at the time the contract was made and the closing of the contract. The futures contracts can result in a high degree of leverage so that, were the Portfolio's position in the contracts not to be hedged by its position in U.S. government obligations, investment-grade corporate bonds and cash equivalents, a relatively small decline in the S&P 500 could result in a substantial loss to the Portfolio, including part or all of the margin deposits required on the contracts. See "About the S&P 500" on page 35.



SOCIAL AWARENESS PORTFOLIO

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The Portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this Portfolio. However, the Adviser believes the Portfolio's objective of long-term capital growth can be achieved despite this limitation.

In choosing investments, the Adviser will consider a company's record in (a) quality and safety of its products and services, (b) environmental protection and enhancement, (c) employee relations, opportunities and safety, (d) consumer relations and protection, (e) community involvement, and (f) expectations for the creation of new jobs and economic development due to anticipated company growth. In addition, each potential investment will be subject to the Adviser's standards of investment analysis. As a matter of operating policy that may be modified by the Board of Directors, the Portfolio will not invest in any company substantially engaged in the manufacture of or distribution of tobacco products, alcoholic beverages or weapons, or the operation of gambling casinos, or the support of repressive regimes. The Adviser will attempt to monitor and respond to changes in business practices of the companies selected for investment and, in case of any adverse development, will consider whether or not the Portfolio's policies would require it to sell its position in that company. Any sale under those circumstances would, however, be subject to prudent market considerations.


STRATEGIC INCOME PORTFOLIO

The investment objective of the Strategic Income Portfolio is to generate high current income by investing at least 80% of its assets in income producing securities, including at least 40% of its assets in a core asset group of U.S. government and corporate fixed income securities, and 5% to 20% of its assets in each of the following satellite categories: (a) foreign bonds, (b) real estate investment trusts, (c) domestic equity securities, (d) money market securities and (e) the following structured fixed income securities: mortgage backed securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities ("ARMS") and asset-backed securities.

The core assets are selected based on the outlook for interest rates and their yield in relation to other fixed income securities of similar quality and maturity and only include investment grade bonds (i.e., those rated Baa or higher by Moody's, or BBB or higher by S&P or Fitch or which, if unrated, are deemed by Star to be of comparable quality). The foreign bonds are of non-U.S. companies and governments. They are investment grade, are denominated in currencies other than U.S. dollars and may include American Depositary Receipts and International Depositary Receipts. The Portfolio may also invest in shares of investment companies that invest primarily in foreign bonds. Real estate investment trusts include equity or mortgage real estate trusts integrated to capture income diversified by sector (e.g., shopping malls, apartment buildings and health care facilities) and by geographic location. The domestic equity category consists of high-dividend common and preferred stocks of U.S. companies with a history of stable earnings and/or growing dividends. The domestic equity category may also include warrants and securities convertible into the common stocks of these U.S. companies. The money market category includes (a) commercial paper and Europaper (dollar-denominated commercial paper issued outside the U.S.) having at least one rating in one of the two highest categories of any NRSRO; (b) instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares and bankers acceptances) if they have capital, surplus and individual profits of over $100,000,000, or if the principal amount of the instrument is insured by a fund administered by the Federal Deposit Insurance Corporation ("FDIC insured"), including Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"); (c) obligations of the U.S. government or its agencies or instrumentalities; (d) repurchase agreements, and (e) other unrated short-term instruments deemed by Star to be of comparable quality to the other obligations in which the Portfolio may invest. This Portfolio may also engage in short sales from time to time. See "Risks Related to Short Sales" on page 17.


STELLAR PORTFOLIO

The investment objective of the Stellar Portfolio is to maximize total return by investing approximately 15% to 25% of its assets in each of the following categories: (a) domestic equity securities which Star deems to be undervalued relative to stocks contained in the S&P 500 Composite Stock Index; (b) domestic fixed income securities including investment grade corporate debt obligations and obligations of the U.S. government and its agencies and instrumentalities;
(c) foreign securities including securities of non-U.S. companies, investment grade corporate and government fixed income securities denominated in currencies other than U.S. dollars, and investment companies that invest primarily in foreign securities; (d) real estate securities including publicly traded equity and convertible debt securities of real estate related companies and real estate investment trusts, and (e) precious metal securities and/or money market securities. Precious metal securities include equity securities of domestic and foreign companies that explore for, extract, process, or deal in precious metals such as gold, silver, palladium and platinum. Up to 5% of the Portfolio may be invested in domestic and foreign asset-based securities for which the principal amount, redemption terms or conversion terms are related to the market price of some precious metals. Money market securities in which the Portfolio may invest are U.S. and foreign short-term money market instruments including commercial paper and Europaper (dollar-denominated commercial paper issued outside the U.S.) having at least one rating in one of the two highest categories of any NRSRO; instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances) if they have capital, surplus and undivided profits of over $100,000,000, or if the principal amount of the instrument is FDIC insured (these may include ECDs, Yankee CDs and ETDs); obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements, or other short-term instruments deemed by Star to be of comparable quality to the other foregoing money market securities.


RELATIVE VALUE PORTFOLIO

The investment objective of the Relative Value Portfolio is to obtain the highest total return as is consistent with reasonable risk by investing primarily in stocks which Star deems to represent characteristics with low volatility, above-average yields, and are undervalued relative to the stocks comprising the S&P Composite Stock Index. Unless it is in a defensive position, at least 70% of the Portfolio's assets will be invested in common stocks of companies in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will also be considered and may outweigh revenues.

The Portfolio will also invest in fixed income securities, including convertible securities; domestic corporate debt obligations (rated or A or higher by Moody's or S&P or Fitch); and obligations of the U.S. government or its agencies or instrumentalities.


SMALL CAP GROWTH PORTFOLIO

The investment objective of the Small Cap Growth Portfolio is capital appreciation. To achieve this objective, the Portfolio invests in an actively managed portfolio of equity securities (principally common stocks) of small cap growth companies. These are companies that, in RSIM's opinion, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the over-all economy. Investments generally are held in companies in industry segments experiencing rapid growth or in companies with proprietary advantages. In evaluating potential investments, RSIM may consider a number of factors including the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity and/or the financial condition of the company. Up to 30% of this Portfolio's assets may be invested in foreign securities.

Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets or financial resources, and they may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of larger, more widely traded companies. The Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers or less market interest in their securities than in the case of larger companies, and it may take longer for prices of these securities to reflect the full value of their issuers' underlying earnings potential or assets. Securities of some smaller issuers may be restricted as to resale or may otherwise be illiquid, thus limiting the Portfolio's ability to dispose of the securities.




HIGH INCOME BOND PORTFOLIO

The objective of the High Income Bond Portfolio is to seek high current income. The Portfolio invests primarily in lower rated corporate debt obligations commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the objective of high current income. Under normal circumstances, the Portfolio will not invest more than 10% of the value of its assets in equity securities and their equivalents. Fixed income securities in which the Portfolio invests include, but are not limited to, preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch, or are not rated but are determined by FIC to be of comparable quality, and may include bonds in default. There is no lower limit with respect to rating categories for securities in which the Portfolio may invest. These lower rated securities have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than highly rated bonds.


The Portfolio may invest in various kinds of convertible securities that can be exchanged for or converted into common stock. Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference on the issuer's balance sheet. The Portfolio may invest its assets in foreign securities, including those not publicly traded in the United States. The Portfolio may also invest in debt and equity securities issued by real estate investment trusts.



EQUITY INCOME PORTFOLIO

The investment objective of the Equity Income Portfolio is to provide above-average income and capital appreciation. The Portfolio invests primarily in income-producing equity securities including common stocks, preferred stocks, real estate investment trusts and securities (including debt securities) convertible into common stocks. The Portfolio emphasizes those common stocks in each sector that have good value, attractive yield and dividend growth potential. Convertible securities are used because they typically offer high yields and good potential for capital appreciation.


The Portfolio invests in convertible securities without regard to their rating. They are often rated below investment grade, or not rated, because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings below investment grade or not rated. These securities may be subject to some of the same risks as those inherent in junk bonds as described for the High Income Bond Portfolio. This Portfolio may invest in foreign securities, and it may also engage in short sales from time to time.



BLUE CHIP PORTFOLIO


The investment objective of the Blue Chip Portfolio is to seek growth of capital and income by concentrating investment decisions in securities of high quality companies. The Portfolio pursues its investment objective by investing primarily in a portfolio of securities issued by companies selected by FIC principally on the basis of fundamental research techniques and standards with emphasis on earning power, financial condition and valuation. The companies are among the leaders in their industries in terms of sales, earnings, and/or market capitalization. FIC places emphasis on earning power, financial condition and valuation when making portfolio selections, and it believes that these companies' securities represent diversified and highly marketable investments.

The securities in which the Portfolio invests include, but are not limited to, common stocks, preferred stocks, corporate debt obligations, convertible securities, warrants, American depository receipts and foreign securities. Corporate debt obligations will be rated Baa or better by Moody's, or BBB or better by S&P or Fitch, or if not rated, will be determined by FIC to be of comparable quality. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to drop the security from the Portfolio, but that will be considered. Bonds rated below Baa or BBB have some speculative characteristics.


                             INVESTMENT RESTRICTIONS

The Fund is subject to a number of restrictions in implementing its investment policies. The following is a list of certain significant restrictions for all portfolios other than the Capital Appreciation, Aggressive Growth, High Income Bond, Equity Income and Blue Chip Portfolios, the restrictions for which are listed separately. The Statement of Additional Information provides a complete list of all investment restrictions applicable to the Fund. Restriction number 8 is a fundamental policy of the Global Contratrian Portfolio, and restrictions number 4, 7 and 8 are fundamental policies of the Equity, Money Market, Bond, Omni and International Portfolios, and nonfundamental as to the remaining portfolios. Nonfundamental policies may be changed by the Board of Directors. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund or of a particular portfolio, as appropriate.

Each portfolio of the Fund (other than the Capital Appreciation, Aggressive Growth, High Income Bond, Equity Income and Blue Chip Portfolios) will not:

1. invest more than 5% of the value of the total assets of such portfolio in the securities of any one insurer (except U.S. government securities);

2. purchase more than 10% of the outstanding voting securities of any one issuer, and the Money Market Portfolio will not acquire the voting securities of any issuer except in connection with a merger, consolidation or other reorganization;

3. invest more than 25% of the value of its total assets in any one industry, except that each portfolio may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or in certificates of deposit, bankers' acceptances, bank time deposits or other obligations of banks or financial institutions. However, it is the intention of management not to invest in time deposits which involve any penalty or other restriction on withdrawal;

4. invest more than 15% of the value of its assets (10% in the case of the Equity, Money Market, Bond, Omni and International Portfolios) in securities or other investments, including repurchase agreements maturing in more than seven days, that are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable;


5. other than the Growth & Income, Strategic Income and Small Cap Growth Portfolios, borrow money, except for temporary or emergency purposes from banks, in which event the aggregate amount borrowed shall not exceed 5% of the value of the assets of the portfolio. In the case of such borrowing, each portfolio may pledge, mortgage or hypothecate up to 5% of its assets. Reverse repurchase agreements are not considered to be borrowing money for purposes of this restriction. The Growth & Income, Strategic Income and Small Cap Growth Portfolios may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of each of their total net assets, other than the amount borrowed;


6. purchase or sell commodities or commodity contracts except that (a) each portfolio other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts and options thereon within the limits of investment restriction 7 below, (b) notwithstanding restriction 7 below, the S&P 500 Index Portfolio may purchase and sell stock index futures contracts in accordance with its stated investment objectives, and (c) the Stellar Portfolio may purchase or sell precious metal securities;

7. other than the S&P 500 Index Portfolio, purchase or sell put or call options, except that each portfolio other than the Money Market Portfolio may, for hedging purposes, (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures contracts and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts;


8. other than the International and Global Contrarian Portfolios, invest in securities of foreign issuers except that (a) each of the Equity, Bond, Omni, Core Growth, Growth & Income, S&P 500 Index, Social Awareness and Relative Value Portfolios may (i) invest up to 15% of their respective assets in securities of foreign issuers (including private issuers and foreign governments or political subdivisions, agencies or instrumentalities of foreign governments), American Depository Receipts, and securities of United States domestic issuers denominated in foreign currency, and (ii) invest up to an additional 10% of the assets of the portfolio in securities issued by foreign governments or political subdivisions, agencies or instrumentalities thereof, (b) each of the Small Cap and Small Cap Growth Portfolios may invest up to 30% of its assets in the securities of foreign issuers, (c) the Money Market Portfolio may invest up to 50% of its assets in the securities of foreign issuers, provided the securities are denominated in U.S. dollars and held in custody in the United States, (d) the Strategic Income Portfolio may invest up to 20% of its assets in foreign bonds and (e) the Stellar Portfolio may invest up to 25% of its assets in the securities of foreign issuers. For purposes of this restriction number 8, U.S. dollar denominated depository receipts traded in domestic markets do not constitute foreign securities;

As nonfundamental policies of each portfolio other than the Capital Appreciation, Aggressive Growth, High Income Bond, Equity Income and Blue Chip Portfolios, which policies may be changed at any time by the vote of a majority of the Board of Directors, (a) no portfolio will invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom; and (b) each portfolio other than the Money Market Portfolio, in order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities (but, not more than 5% of a portfolio's assets may be invested in such currency hedging contracts).

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.


CAPITAL APPRECIATION PORTFOLIO FUNDAMENTAL POLICIES As a matter of fundamental policy, the Portfolio may not:

C.A.1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other portfolios managed by TRPA or other persons to the extent permitted by applicable law;

C.A.2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

C.A.3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

C.A.4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program with other portfolios managed by TRPA provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

C.A.5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

C.A.6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

C.A.7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

C.A.8. Issue senior securities except in compliance with the Investment Company Act of 1940; or

C.A.9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

With respect to investment restrictions C.A.1. and C.A.4., the Portfolio will not borrow from or lend to any other portfolios managed by TRPA unless they apply for and receive an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

With respect to investment restriction C.A.2., the Portfolio does not consider currency contracts or hybrid investments to be commodities.

For purposes of investment restriction C.A.3., U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

For purposes of investment restriction C.A.4., the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


AGGRESSIVE GROWTH PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio:

A.G.1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result,
         (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

A.G.2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Portfolio may also borrow money from the other mutual funds managed by SCM or other persons to the extent permitted by applicable law.

A.G.3. May not issue senior securities, except as permitted under the Investment Company Act of 1940.

A.G.4. May not act as an underwriter or another issuer's securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

A.G.5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

A.G.6. May not make loans if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other persons, except through
         (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

A.G.7. May not purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

A.G.8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities.


HIGH INCOME BOND, EQUITY INCOME AND BLUE CHIP PORTFOLIO FUNDAMENTAL POLICIES


As a matter of fundamental policy:


F.I.1 The portfolios will not issue senior securities, except that a portfolio may borrow money directly or through reverse repurchase agreements in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of a portfolio's total assets, any such borrowings will be repaid before additional investments are made.


F.I.2. The portfolios will not purchase securities if, as a result of such purchase, 25% or more of a portfolio's total assets would be invested in any one industry. However, a portfolio may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.

F.I.3. The portfolios will not purchase or sell real estate, although they may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.

F.I.4. The portfolios will not lend any of their assets, except a portfolio's securities, up to one-third of its total assets. This shall not prevent a portfolio from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the portfolio's investment objectives and policies.

F.I.5. The portfolios will not underwrite any issue of securities, except as a portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

F.I.6. With respect to 75% of its total assets, a portfolio will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer. Also, a portfolio will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the portfolios consider common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

F.I.7. The portfolios will not purchase any securities on margin, but they may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by a portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

F.I.8. The portfolios will not purchase or sell commodities, except that a portfolio may purchase and sell financial futures contracts and related options.


REPURCHASE AGREEMENTS

Under a repurchase agreement, the portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for the portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser and any sub-adviser to present minimal credit risks in accordance with criteria established by the Fund's Board of Directors. The Adviser or sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will only enter into repurchase agreements pursuant to master repurchase agreements that provide that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of the Fund. These agreements must also provide that the Fund will always receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the portfolio in each agreement, and the portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller were to default, the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.


REVERSE REPURCHASE AGREEMENTS


Under a reverse repurchase agreement, a portfolio sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is deemed to be payment of interest. The portfolio will maintain in a segregated custodial account assets having an aggregate value equal to the amount of such commitment to repurchase, including accrued interest, until payment is made. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. The Securities and Exchange Commission views these transactions as collateralized borrowings by the portfolio and the portfolio will abide by the limitations set out in the investment restrictions with respect to the borrowing of money.




CONVERTIBLE SECURITIES

Convertible securities include a variety of instruments that can be exchanged for or converted into common stock, including convertible bonds or debentures, convertible preferred stock, units consisting of usable bonds and warrants, and securities that cap or otherwise limit returns to the security holder. Examples of these include dividend enhanced convertible stock or debt exchangeable for common stock (DECS), liquid yield option notes (LYONS), preferred equity redemption cumulative stock (PERCS), preferred redeemable increased dividend securities (PRIDES) and zero coupon convertible securities.

As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the level of interest rates. As the level of interest rates increases, the market value of convertible securities may decline and, conversely, as interest rates decline, the market value of convertible securities may increase. The unique investment characteristic of convertible securities, the right to be exchanged for the issuer's common stock, causes the market value of convertible securities to increase when the underlying common stock increases. However, since securities prices fluctuate, there can be no assurance of capital appreciation, and most convertible securities will not reflect quite as much capital appreciation as their underlying common stocks. When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to-maturity basis of straight nonconvertible debt of similar quality, often called "investment value," and may not experience the same decline as the underlying common stock.

Many convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock). This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. If this appreciation potential is not realized, the premium may not be recovered.


ZERO-COUPON AND PAY-IN-KIND DEBT SECURITIES

Zero-coupon securities (or "step-ups") in which a portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Pay-in-kind securities make periodic interest payments in the form of additional securities (as opposed to cash). Zero-coupon and pay-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a portfolio investing in zero-coupon and pay-in-kind securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.


LOWER-RATED DEBT SECURITIES

Certain of the portfolios may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by S&P or Fitch, or Ba or lower by Moody's). See below for a description of S&P's ratings. Other ratings are in the Appendix to the Statement of Additional Information. Under current circumstances, only the High Income Bond Portfolio will purchase these securities if, as a result, more than 35% of the Portfolio's assets would be invested in securities rated below BB or Ba.


The lower ratings of certain securities held by a portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a portfolio more volatile and could limit the portfolio's ability to sell its securities at prices approximating the values that portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, a portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's, S&P or Fitch does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.


Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a portfolio's fixed-income securities. Conversely, during periods of rising interest rates, the value of a portfolio's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the portfolio's net asset value. A portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Adviser or sub-adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the portfolio's investment objective.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the portfolios may invest are issued to raise funds in connection with the acquisition of a company in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a portfolio could find it more difficult to sell lower-rated securities when the Adviser or sub-adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under those circumstances, it may also be more difficult to determine the fair value of the securities for purposes of computing a portfolio's net asset value. In order to enforce its rights in the event of a default, a portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the portfolio's operating expenses and adversely affect the portfolio's net asset value. A portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

Certain securities held by a portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a portfolio during a time of declining interest rates, the portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


S&P LOWER BOND RATINGS

Debt rated `BB,' `B,' `CC,' and `C,' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-" rating.

CC The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C The rating `C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC-' rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating `CI' is reserved for income bonds on which no interest is being paid.

D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from `BB' to `CCC' may be modified by the addition of a plus (+) or minus (-) to show relative standing within the major rating categories.


RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are securities in which a portfolio may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board of Directors, certain restricted securities are deemed to be liquid. The Directors consider the following criteria in determining the liquidity of restricted securities: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security, and the number of other potential buyers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades.


SECURITIES LENDING

A portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the portfolio may at any time call the loan and regain the securities loaned; (3) a portfolio will receive any interest or dividend paid on the loaned securities; and (4) the aggregate market value of any portfolio's securities loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the portfolio. In addition, it is anticipated that a portfolio may share with the borrower some of the income received on the collateral for the loan or that the portfolio will be paid a premium for the loan.


Before a portfolio enters into a loan, the Adviser or sub-adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.



WARRANTS

Warrants basically are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less that a year to twenty years or may be perpetual. However, warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the portfolio sufficient to make payment for the securities to be purchased are segregated on the portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. No portfolio will engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


RISK FACTORS WITH OPTIONS

The purchaser of an option pays the option writer a "premium" for the option. In the case of a covered call option written by a portfolio, if the purchaser does not exercise the call option, the premium will generate additional capital gain to the portfolio. If the market price of the underlying security declines, the premium received for the call option will reduce the amount of the loss the portfolio would otherwise incur. However, if the market price of the underlying security rises above the exercise price and the call option is exercised, the portfolio will lose its opportunity to profit from that portion of the rise which is in excess of the exercise price plus the option premium. Therefore, the Fund will write call options only when the Adviser believes that the option premium will yield a greater return to the portfolio than any capital appreciation that might occur on the underlying security during the life of the option.

In the case of a put option purchased by a portfolio, if the market price of the underlying security remains or rises above the exercise price of the option, the portfolio will not exercise the option and the premium paid for such option will reduce the gain the portfolio would otherwise have earned. Conversely, if the market price of the underlying security falls below the exercise price less the premium paid for the option, the portfolio will exercise the option, thereby reducing the loss the portfolio would have otherwise suffered. Accordingly, a portfolio will purchase put options only when the Adviser believes that the market price of the underlying security is more likely to decrease than increase.

Whenever a portfolio enters into a closing transaction, the portfolio will realize a gain (or loss) if the premium plus commission it pays for a closing call option is less (or greater) than the premium it received on the sale of the original call option. Conversely, the portfolio will realize a gain (or loss) if the premium it receives, less commission, for a closing put option is greater (or less) than the premium it paid for the original put option. The portfolio will realize a gain if a call option it has written lapses unexercised, and a loss if a put option it has purchased lapses unexercised.


RISK FACTORS WITH FUTURES, OPTIONS ON FUTURES AND OPTIONS ON INDEXES

One risk of entering into financial futures contracts, buying options on such contracts and buying options on financial indexes is that there may not be enough buyers and sellers in the market to permit the Fund to close a position when it wants to do so. In such event, besides continuing to be subject to the margin requirements, the Fund would experience a gain or loss to the extent that the price movement of the securities subject to the hedge differed from the position. To limit the risk, the Fund will invest only where there is an established secondary market.

A risk applicable to both futures contracts and related options is that changes in the value of the contracts or option may not correlate with changes in the underlying financial index or with changes in the value of the securities subject to hedge or both. This failure may be due, in part, to temporary activity of speculators in the futures markets. To the extent there is not a perfect correlation, changes in the value of the Fund's assets would not be offset by change in the value of the contracts and options it had bought.

When the Fund buys an option on a futures contract or an option on a financial index, its risk of loss is limited to the amount of the premium paid. When the Fund enters into a futures contract, there is no such limit. However, the loss on an options contract would exceed that of a futures contract if the change in the value of the index does not exceed the premium paid for the option.

The success of a hedge depends upon the Adviser's ability to predict increases or decreases in the relevant financial index. If this expectation proves incorrect, the Fund could suffer a loss, and would be better off if those futures contracts or options had not been purchased. The skills involved in determining whether to enter into a futures contract or purchase or sell an option are different from those involved in determining whether to buy or sell a security. The Adviser has had only limited experience using financial futures contracts, options on financial futures and options on financial indexes.

Because of the low margin deposits required, futures trading involves a high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial gain or loss. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures and subjecting some futures traders to substantial losses.


RISK FACTORS WITH FOREIGN INVESTMENTS

Investments in foreign securities involve considerations not normally associated with investing in domestic issuers. Such factors include changes in currency exchange rates, currency exchange control regulations, the possibility of seizure or nationalization of companies, political or economic instability, imposition of unforeseen taxes, the possibility of financial information being difficult to obtain or difficult to interpret under foreign accounting standards, the necessity of trading in markets that in relation to U.S. markets may be less efficient and have available less information concerning issuers, or the imposition of other restraints that might adversely affect investments.

In selecting foreign investments, the Fund seeks to minimize these factors. It seeks to invest in securities having investment characteristics and qualities comparable to the kinds of domestic securities in which it invests. Securities prices in developing countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, developing countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries. The economies of developing countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in developing countries may trade a small number of securities and may be unable to respond effectively to increased trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in developing countries typically offer less regulatory protection for investors. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, these policies could be reinstituted.

Since investments in foreign securities, other than U.S. dollar denominated securities, involve currencies of foreign countries, the value of a portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in currency exchange control regulations.


FOREIGN CURRENCY HEDGING TRANSACTIONS

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

At the consummation of a forward contract for delivery by a portfolio of a foreign currency, the portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other portfolio assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security's market value exceeds the amount of foreign currency the portfolio is obligated to deliver.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally (see "Risk Factors with Options" and "Risk Factors with Futures, Options on Futures and Options on Indexes," above). In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. These methods of protecting the value of a portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time.

RISKS RELATED TO HEDGING TECHNIQUES. The use for hedging purposes of options and futures contracts on securities and foreign currencies involves certain risks, including whether the Adviser or a sub-adviser will be able to predict correctly the direction of movement of stock prices, interest rates, currency prices and other economic factors, whether sufficient market liquidity will exist to permit a portfolio to close out positions taken, and whether price movements of portfolio securities subject to a hedge follow price movements of securities or currencies underlying options and futures contracts, none of which can be assured. A discussion of the risks involved in the use of such hedging techniques is contained in the Statement of Additional Information.



RISKS RELATED TO LEVERAGING. The Capital Appreciation, Aggressive Growth, Growth & Income, Strategic Income, Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios may borrow for investment purposes. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Portfolios enter into the reverse repurchase agreements described below.
The Investment Company Act of 1940 requires these Portfolios to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.



Borrowing creates an opportunity for increased net income to the Portfolios but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's securities. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of that Portfolio will be less than if borrowing were not used and , therefore, the amount available for distribution to shareholders as dividends will be reduced. The Portfolios also may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


Among the forms of borrowing in which the Capital Appreciation, Aggressive Growth, Growth & Income, Strategic Income, Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by a Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Commission views reverse repurchase transactions as collateralized borrowings by the Portfolio. These agreements, which are treated as if reestablished each day, can provide the Portfolios with a flexible borrowing tool.


RISKS RELATED TO SHORT SALES. From time to time, the Aggressive Growth, Strategic Income, High Income Bond, Equity Income and Blue Chip Portfolios may engage in short sales which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

It is anticipated that the frequency of short sales will vary substantially under different market conditions. As an operating policy of the Aggressive Growth, Strategic Income, High Income Bond, Equity Income and Blue Chip Portfolios which may be changed without shareholder approval, no securities will be sold short if, after effect is given to that short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. These Portfolios may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Portfolio's net assets. These Portfolios may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

The Aggressive Growth, Strategic Income, High Income Bond, Equity Income and Blue Chip Portfolios will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security; conversely, the Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale.


RISKS RELATED TO REAL ESTATE SECURITIES. Although real estate investments will be limited to securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, these investments may be subject to risks associated with direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions and increases in interest rates. Real estate investment trusts ("REITs") are often not diversified and are, therefore, subject to the risk of financing projects. They may also be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Those REITs that hold equity positions in real estate may be affected by any changes in the value of the underlying property. Those REITs that lend money to property developers may be affected by the quality of any credit extended.

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to owners provided they comply with several requirements of the Internal Revenue Code.

REITs may subject a portfolio to certain risks associated with the direct ownership of real estate. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code. REITs (especially mortgage REITs) are also subject to interest rate risk.


RISKS RELATED TO PRECIOUS METALS. The prices of precious metals and precious metal securities have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.

                             MANAGEMENT OF THE FUND

The Fund's Board of Directors is responsible for directing the management of the business and affairs of the Fund. The Board of Directors has the power to amend the Fund's By-laws, to elect its officers, to declare and pay dividends, and to exercise all the powers of the Fund except those reserved to the shareholders.

The Adviser is a wholly-owned subsidiary of ONLI and is located at One Financial Way, Cincinnati, Ohio 45242. It has served as the Fund's investment adviser since May 1, 1996. Prior to that date, the Fund's investment adviser was O.N. Investment Management Company, an indirect wholly-owned subsidiary of ONLI which, like the Adviser, made use of ONLI's investment personnel and administrative systems.

The Adviser engages sub-advisers to direct the investments and reinvestments of certain portfolios.

SGAM, located at 1221 Avenue of the Americas, New York, NY 10020, is owned by Societe Generale, one of the largest banks in Europe. SGAM and its predecessors have been investment advisers to international mutual funds since 1970. It has managed the assets of the International Portfolio since 1993, and the Global Contrarian Portfolio since 1995.

TRPA, located at 100 East Pratt Street, Baltimore, Maryland 21202, manages assets for various individual and institutional investors, particularly the T. Rowe Price group of mutual funds. It is the successor to an investment firm founded in 1937. It has managed the assets of the Capital Appreciation Portfolio since 1994.

FAM, located at 2930 East Third Avenue, Denver, Colorado 80206, manages the assets of the Founders group of mutual funds as well as private accounts. It was established in 1938 and, in 1998, it became a subsidiary of Mellon Bank. It has managed the assets of the Small Cap Portfolio since 1994.

SCM, located at 100 Heritage Reserve, Milwaukee, Wisconsin 53051, manages the assets of the Strong group of mutual funds as well as pension funds and private accounts. It was established in 1974. It has managed the assets of the Aggressive Growth Portfolio since 1995.

PBA, located at 825 Duportail Road, Wayne, Pennsylvania 19087, is controlled by United Asset Management Corp. located in Boston, Massachusetts. With its predecessors, PBA has been an investment adviser since 1982 and it manages the PBHG mutual funds. It has managed the assets of the Core Growth Portfolio since 1997.


RSIM, located at 555 California Street, San Francisco, California 94104, has been an investment adviser since 1978. It specializes in growth companies and manages the Robertson Stephens mutual funds as well as private and institutional asset pools. It became a subsidiary of BankAmerica in 1997. It has managed the assets of the Growth & Income Portfolio since 1997, and the Small Cap Growth Portfolio since 1998.


Star, located at 425 Walnut Street, Cincinnati, Ohio 45202, is a national bank founded in 1863. It is the largest bank and trust organization of StarBanc Corporation. It has managed commingled funds since 1957. It has managed the assets of the Strategic Income, Stellar and Relative Value Portfolios since 1997.


FIC, located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, is a subsidiary of Federated Investors and, together with other Federated affiliates, it manages the assets of the Federated group of mutual funds. FIC has been an investment adviser since 1989 and has managed the assets of the High Income Bond, Equity Income and Blue Chip Portfolios since 1998.


The individuals primarily responsible for the day-to-day management of the Fund's portfolios are Joseph Brom, Michael Boedeker, Stephen Williams, Douglas Hundley, Keith Hanson, Jean-Marie Eveillard, Richard Howard, Michael Haines, Richard Strong, James McCall, Ellen McGee, John Wallace, Randolph Bateman, Joseph Belew, Kirk Mentzer, Peter Sorrentino, James Callinan, Mark Durbiano, Stephanie Bachhuber, Linda Duessel, Stephen Lehman, Scott Schermerhorn and Michael Donnelly.

Joseph Brom is president of the Adviser and senior vice president and chief investment officer of ONLI. He oversees the management of the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios. He is a chartered financial analyst with a bachelor's degree in economics and finance and a law degree from the University of Wisconsin. He has been an investment officer of ONLI since 1975 and previously had 15 years of experience in securities management.

Michael Boedeker, a vice president of the Adviser, has managed the Bond Portfolio since 1989. He is a chartered financial analyst with a bachelor's degree in business and a master of business administration degree in finance from Indiana University. He has been vice president of fixed income securities for ONLI since 1989 and previously had over 20 years of experience in fixed income securities and mutual fund management, most recently as senior vice president and chief investment officer of Mutual Security Life Insurance Co. for more than 5 years.

Stephen Williams, a vice president of the Adviser, has managed the Equity and Omni Portfolios since 1987. He has a bachelor's degree in finance from the University of Cincinnati. He has been vice president of equity securities for ONLI since 1997 and was an investment analyst and director of securities for ONLI for 20 years before that.

Douglas Hundley, a vice president of the Adviser, has been the portfolio manager of the S&P 500 Index Portfolio since its inception in 1997, and he has managed the Money Market Portfolio since 1996. He has a bachelor's degree in accounting and economics from Northern Kentucky University, a master of business administration degree in finance from the University of Texas, and is a certified public accountant in Ohio. He has been an investment officer of ONLI since 1995. For more than seven years prior to that he was an assistant portfolio manager for the Metropolitan Life Insurance Co. and was a financial analyst for Star for a year.

Keith Hanson, a vice president of the Adviser, has been the portfolio manager of the Social Awareness Portfolio since its inception in 1997. He is a chartered financial analyst with a bachelor's degree in business administration from Marquette University. He has been an investment officer of ONLI since 1994. For a year prior to that he was a research analyst in the valuation of small businesses for Blum & Colombe, SC, and for seven years before that he was a securities analyst for Johnson Asset Management.

Jean-Marie Eveillard, president of SGAM, has managed the International Portfolio since its inception in 1993 and the Global Contrarian Portfolio since its inception in 1995. He is a graduate of the Ecole des Hautes Etudes Commerciales in Paris. He has been president of SoGen International Fund since 1984 and for 21 years prior to that had been a securities analyst and mutual fund manager of Societe Generale and SoGen International Fund.

Richard Howard, president of the T. Rowe Price Capital Appreciation Fund and a vice president of TRPA, has been the portfolio manager of the Capital Appreciation Portfolio since its inception in 1994. He is a chartered financial analyst with a bachelor's degree in engineering from Millikin University and a master of business administration degree from Harvard. He joined TRPA in 1982 and previously worked as an industry specialist for Fidelity Management and Research and for CG Investment Management Company.

Michael Haines, senior vice president of investment of FAM, has been the portfolio manager of the Small Cap Portfolio since its inception in 1994. He has a bachelor's degree from the Colorado College and a master of business administration from the University of Denver. He has been a portfolio manager for FAM since 1990 and for 5 years prior to that was a financial analyst for FAM.

Richard Strong, chairman of the board of SCM, has been the portfolio manager of the Aggressive Growth Portfolio since its inception in 1995. He has a bachelor's degree from Baldwin Wallace College and a master's degree in finance from the University of Wisconsin. He founded SCM in 1974 after 8 years of investment experience with several other firms.

James McCall, a portfolio manager with PBA since 1994, co-manages the Core Growth Portfolio, being primarily responsible for the Portfolio's large and mid-cap investments. He has a bachelor's degree from the Philadelphia College of Pharmacy and Science and masters degrees in pharmacy and business administration from the University of Utah. Prior to joining PBA, he spent nine years as a vice president and portfolio manager with First National Bank of Maryland and as mutual fund portfolio manager for Provident Mutual Management Co. He spent ten years as a pharmacist before entering the investment field.

Ellen McGee co-manages the Core Growth Portfolio, being primarily responsible for the Portfolio's small and micro-cap investments. She is a chartered financial analyst and has been a portfolio manager with PBA since 1997. For three years prior to that she was a senior portfolio manager for First Union National Bank and NationsBank, and she spent eight years before that managing institutional portfolios for First National Bank of Maryland. Ms. McGee has a bachelor's degree from Rutgers University.

John Wallace, a managing director of RSIM, has been the portfolio manager of the Growth & Income Portfolio since its inception in 1997. He has a bachelor's degree in Spanish and Anthropology from the University of Idaho and a master of business administration degree from Pace University. He joined RSIM in 1995. For nine years prior to that he was a mutual fund portfolio manager for Oppenheimer Management Corp. Prior to that, he had been the co-founder, owner and operator of an Ecuadorian export firm.

Randolph Bateman, senior vice president and chief investment officer of Star's trust financial services group, manages the foreign bonds component of the Strategic Income Portfolio and the foreign securities component of the Stellar Portfolio. He oversees investment policy and research for the Star trust group's capital management division. He is a chartered financial analyst with a bachelor's degree in economics from North Carolina State University. He has been an investment officer of Star since 1988. Prior to that, he had 17 years of investment experience including serving as president of MPACT Securities.

Joseph Belew, vice president and trust officer of Star, manages the Relative Value Portfolio. He has a bachelor's degree in business management from Belmont College. He has been a trust officer and investment manager of Star since 1979.

Kirk Mentzer, senior trust officer and director of fixed income research for the capital management division of Star, manages the domestic and structured fixed income components of the Strategic Income Portfolio and the domestic fixed income and REIT components of the Stellar Portfolio. He also manages the money market components of the Strategic Income, Stellar and Relative Value Portfolios. He is responsible for fixed income investment policy and strategy for Star's capital management division. He has a bachelor's degree in finance and insurance from the University of Cincinnati and a master's degree in finance from Xavier University. He has been a trust officer for Star since 1989.

Peter Sorrentino, vice president and director of portfolio management and research for the capital management division of Star, manages the domestic equity components of the Strategic Income and Stellar Portfolios. He is a chartered financial analyst and has bachelor's degrees in both finance and accounting from the University of Cincinnati. He has been an investment officer of Star since 1996 and for 9 years prior to that was a vice president and regional director of portfolio management for Bank One Investment Advisers.


James Callinan is the portfolio manager of the Small Cap Growth Portfolio. He joined RSIM as the portfolio manager of its Emerging Growth Fund in 1996. For ten years before that he was employed by Putnam Investments, the last two years of which he served as portfolio manager of the OTC Putnam Emerging Growth Fund. He is a chartered financial analyst with a bachelor's degree in economics from Harvard College, a master of science in accounting from New York University and a master of business administration degree from Harvard Business School.

Mark Durbiano, a senior vice president of FIC since 1996 (and a vice president for 8 years prior to that), co-manages the High Income Bond Portfolio. He has been with FIC and its affiliates since 1982 and has managed the Federated High Income Bond Fund II since 1994. He is a chartered financial analyst with a bachelor's degree in economics from Dickinson College and a master of business administration in finance from the University of Pittsburgh.

Stephanie Bachhuber co-manages the High Income Bond Portfolio. She has been an assistant vice president of FIC since 1996 and was an investment analyst for three years prior to that. Ms. Bachhuber is a chartered financial analyst with a bachelor's degree in management from Tulane University and a master of business administration degree in finance from Duke University.

Linda Duessel, a vice president of FIC since 1995 (and an assistant vice president for four years prior to that), co-manages the Equity Income Portfolio. Ms. Duessel is a chartered financial analyst with a bachelor's degree in economics from the University of Pittsburgh and a master of science in industrial administration from Carnegie Mellon University. She is also a certified public accountant.

Seven Lehman, a vice president of FIC since 1997, co-manages the Equity Income Portfolio. For twelve years prior to 1997, he served as a portfolio manager, then vice president and senior portfolio manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a chartered financial analyst with a bachelor's degree in economics from Ripon College and a master's degree from the University of Chicago.

Scott Schermerhorn, a vice president of FIC since 1996, co-manages the Blue Chip Portfolio. For six years prior to 1996, he was a senior vice president and senior investment officer at J.W. Seligman & Co. Mr. Schermerhorn received his bachelor's degree in finance from Boston University and a master of business administration in finance and international business from Seton Hall University.

Michael Donnelly, a vice president of FIC since 1994 (and an investment analyst and assistant vice president for five years prior to that), co-manages the Blue Chip Portfolio. He is a chartered financial analyst with a bachelor's degree in economics from Georgetown University and a master of business administration from the University of Virginia.

Under the Investment Advisory Agreement dated May 1, 1996, and supplemented January 2, 1997 and May 1, 1998, the Adviser provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services to the Equity, Bond, Omni and Social Awareness Portfolios, the Adviser is paid fees at an annual rate of 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million, 0.45% of the next $250 million, 0.40% of the next $500 million, 0.30% of the next $1 billion and 0.25% of net assets over $2 billion. For the Money Market Portfolio, the Adviser is paid a fee at an annual rate of 0.30% of the first $100 million, 0.25% of the next $150 million, 0.23% of the next $250 million, 0.20% of the next $500 million and 0.15% of net assets over $1 billion. However, as to the Money Market Portfolio, the Adviser is presently waiving any of its fee in excess of 0.25%. For the International, Global Contrarian, Relative Value, Small Cap Growth and Blue Chip Portfolios, the Adviser is paid fees at an annual rate of 0.90% of each Portfolio's average daily net asset value.

The Adviser is paid fees at an annual rate of 0.80% of the average daily net asset value of each of the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios. The Adviser is paid fees at an annual rate of 0.95% of the first $150 million of the average daily net asset value of the Core Growth Portfolio and 0.80% of net assets over $150 million. The Adviser is paid fees at an annual rate of 0.85% of the first $200 million of the average daily net asset value of the Growth & Income Portfolio and 0.80% of net assets over $200 million. The Adviser is paid fees at an annual rate of 0.40% of the first $100 million of the average daily net asset value of the S&P 500 Index Portfolio, 0.35% of the next $150 million and 0.33% of net assets over $250 million. The Adviser is paid fees at an annual rate of 1.00% of the average daily net asset value of the Stellar Portfolio. The Adviser is paid fees at an annual rate of 0.75% of the average daily net asset value of each of the High Income Bond and Equity Income Portfolios.

Pursuant to Sub-Advisory Agreements dated May 1, 1996, the Adviser (1) pays SGAM fees at an annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net asset value for directing the investment and reinvestment of those Portfolios' assets, (2) pays TRPA a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million for directing the investment and reinvestment of the Capital Appreciation Portfolio's assets and (3) pays SCM a fee at an annual rate of 0.70% of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of the Aggressive Growth Portfolio's assets. Pursuant to Sub-Advisory Agreements dated January 2, 1997, the Adviser (1) pays PBA fees at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Core Growth Portfolio's assets, (2) pays Star a fee at an annual rate of 0.55 % of the first $50 million and 0.50% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Strategic Income Portfolio assets, (3) pays Star a fee at an annual rate of 0.75% of the first $50 million and 0.70% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Stellar Portfolio assets and (4) pays Star a fee at an annual rate of 0.65% of the first $50 million and 0.60% of average daily net asset value in excess of $50 million for directing the investment and reinvestment of Relative Value Portfolio assets.


Pursuant to a Sub-Advisory Agreement dated October 1, 1997, the Adviser pays RSIM a fee at an annual rate of 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net asset value in excess of $200 million for directing the investment and reinvestment of the Growth & Income Portfolio's assets. Pursuant to a Sub-Advisory Agreement dated April 1, 1998, the Adviser pays FAM a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of average daily net asset value in excess of $150 million for directing the investment and reinvestment of the Small Cap Portfolio's assets. Pursuant to Sub-Advisory Agreements dated May 1, 1998, the Adviser (1) pays RSIM a fee at an annual rate of 0.64% of the first $100 million, 0.60% of the next $100 million and 0.50% of the average daily net asset value in excess of $200 million for directing the investment and reinvestment of the Small Cap Growth Portfolio's assets, (2) pays FIC a fee at an annual rate of 0.50% of the first $30 million, 0.40% of the next $20 million, 0.30% of the next 25 million, and 0.25% of average daily net asset value in excess of $75 million for directing the investment and reinvestment of the High Income Bond Portfolio's assets, and (3) pays FIC fees at an annual rate of 0.50% of the first $35 million, 0.35% of the next $65 million and 0.25% of average daily net asset value in excess of $100 million of each of the Equity Income and Blue Chip Portfolios for directing the investment and reinvestment of those Portfolios' assets.


Under a service agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The Fund also incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

The Fund's transfer agent and Fund accounting agent is American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppsuge, New York 11788. The custodian for those portfolios other than the International and Global Contrarian Portfolios is Star, which is located at 425 Walnut Street, Cincinnati, Ohio 45202. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 801 Pennsylvania Street, Kansas City, Missouri. For assets held outside the United States, the custodians enter into subcustodial agreements, subject to approval by the Board of Directors.

                                  CAPITAL STOCK

The Fund's authorized capital consists of 250 million shares of capital stock with a par value of $1 per share; 20 million of such shares are allocated to each of the Equity, Omni and International Portfolios, and 10 million of such shares are allocated to each of the other portfolios. These shares may be reallocated by the Board of Directors to another of the existing portfolios or to any new portfolio.

All shares of all portfolios have equal voting rights, except that only shares of a particular portfolio are entitled to vote on matters pertaining only to that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all Fund shareholders may not be binding on a portfolio whose shareholders have not approved such matter.

Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and in net assets of such portfolio remaining upon liquidation or dissolution after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preemptive, conversion, cumulative dividend or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights, which means that the holders of more than half of the Fund shares voting for election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.

All of the outstanding Fund shares are owned of record by ONLI and ONLAC and are held in their various separate accounts. The shares held in connection with those separate accounts are voted by ONLI or ONLAC in accordance with instructions received from the owners of variable contracts issued in connection with such separate accounts and persons receiving payments under the variable contracts. Fund shares attributable to contracts owned by ONLI and ONLAC, and Fund shares not attributable to variable contracts, will be voted in proportion to instructions received from all variable contract owners.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each portfolio seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Fund will not be subject to federal income tax on amounts distributed. Consequently, the Fund distributes to its shareholders each year substantially all of its net investment income and net realized capital gains (if any). For the Money Market Portfolio, all of the undistributed net investment income is determined and paid as a dividend to shareholders of record immediately before each computation of the net asset value of Money Market shares. For the other portfolios, dividends representing net investment income will normally be distributed quarterly and any net realized capital gains will be distributed annually. However, the Fund's Board of Directors may declare such dividends at more frequent intervals. Dividends and distributions are automatically reinvested in additional shares of their respective portfolios at net asset value without a sales charge unless a shareholder requests that they be paid in cash.


                        PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. (The net asset value of the Money Market Portfolio is normally $10 per share.) Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund except in extraordinary circumstances as described in the Statement of Additional Information.

The net asset value of the Fund's shares is determined on each day on which an order for purchase or redemption of the Fund's shares is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each business day. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio.

Shares of one portfolio may be exchanged for shares of another portfolio of the Fund on the basis of the relative net asset values next computed after an exchange order is received by the Fund.

                                FUND PERFORMANCE

From time to time, the current yield, average annual total return and cumulative total returns for the portfolios will be advertised. The results might be compared to other similar mutual funds or unmanaged indices. Management's discussion and analysis of the Fund's performance is included in the Fund's most-recent annual report and is available free upon request.

Total return for a portfolio reflects the sum of all of its earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measurement period. For this purpose, it is assumed that all dividends and capital gains distributions are reinvested. The average annual total return is expressed as a percentage of an amount invested for a one-year period. Each portfolio's average return is computed by a formula in which a hypothetical initial investment of $1,000 is equated to an ending redeemable value from the inception of the portfolio for one-, five- and ten-year periods. Cumulative total return reflects a portfolio's aggregate performance, expressed as a dollar amount change, from the beginning to the end of the period.


Percentage changes in net asset value per share and total returns quoted for a portfolio include the effect of deducting that portfolio's expenses, but do not include charges and expenses attributable to any particular insurance product. The amount by which variable annuity separate account charges and expenses would reduce Fund's total return may be demonstrated by comparing the Fund's total return to that of the variable annuity separate account for the same period. Variable life insurance separate account charges vary significantly, depending upon a variety of demographic factors (such as age, sex and health status) and several contract-specific factors (such as stated amount of death benefit), but in all cases would have the result of lowering the total return from the Fund.


From time to time the annualized yield and "effective" yield will be quoted for the Money Market Portfolio. The Money Market Portfolio's yield refers to the income generated by an investment in the Portfolio over the seven-day period indicated. This income is then "annualized" by assuming that the same amount of income generated by the Portfolio that week is generated over a 52-week period and is shown as a percentage of the investment. "Effective" yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

All performance quotations are based on historical investment performance and are not intended to indicate future performance


                                ABOUT THE S&P 500

The S&P 500 is a widely publicized index that tracks 500 companies traded on the New York and American Stock Exchanges and in the over-the-counter market. It is weighted by market value so that each company's stock influences the S&P 500 in proportions to its relative market capitalization. Most of the stocks in the S&P 500 are issued by companies that are among the 500 largest in the United States in terms of aggregate market value. However, for diversification purposes, some stocks of smaller companies are included in the S&P 500.

"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the S&P 500 Index Portfolio. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Portfolio. S&P has no obligation to take the needs of the Adviser or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                     PART B.

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                              OHIO NATIONAL FUND, INC.

                                 One Financial Way
                               Cincinnati, Ohio 45242
                              Telephone (5l3) 794-6316

                        STATEMENT OF ADDITIONAL INFORMATION
                                    May 1, 1998

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Ohio National Fund, Inc. (the "Fund") dated May 1, 1998.

To obtain a free copy of the Fund's prospectus, write or call the Fund at the above address.

                                 Table of Contents
                                 -----------------

                                                                                Page
                                                                                ----
The Fund .................................................................        3

Fund Performance .........................................................        3
      Current Yield of Money Market Portfolio
      Total Return
      Portfolio Turnover

Investment Objectives and Policies .......................................        7
      Money Market Instruments

Investment Restrictions ..................................................        9
      Hedging Transactions
      Covered Call Options and Put Options
      Futures Contracts
      Options on Futures Contracts and Financial Indexes
      Foreign Currency Hedging Transactions
      Short Sales
      Borrowing Money
      Zero-Coupon and Pay-in-kind Debt Securities
      Precious Metals
Management of the Fund ...................................................       20
      Directors and Officers
      Compensation of Directors
      Shareholders' Meetings
      Investment Advisory and Other Services

Brokerage Allocation .....................................................       24

Purchase and Redemption of Shares ........................................       25

Tax Status ...............................................................       27

Experts ..................................................................       27

Legal Counsel ............................................................       27

The S&P 500 ..............................................................       27



Appendix .................................................................       31

      Debt Security Ratings
Financial Statements......................................................       36


                                      THE FUND


The Fund is an open-end diversified management investment company which currently consists of 20 separate portfolios - the Equity Portfolio, the Money Market Portfolio, the Bond Portfolio, the Omni Portfolio, the International Portfolio, the Capital Appreciation Portfolio, the Small Cap Portfolio, the Global Contrarian Portfolio, the Aggressive Growth Portfolio, the Core Growth Portfolio, the Growth & Income Portfolio, the S&P 500 Index Portfolio, the Social Awareness Portfolio, the Strategic Income Portfolio, the Stellar Portfolio, the Relative Value Portfolio, the Emerging Growth Portfolio, the High Income Bond Portfolio, the Equity Income Portfolio and the Blue Chip Portfolio. At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company ("ONLI") and Ohio National Life Assurance Corporation ("ONLAC") to support certain benefits under variable contracts issued by ONLI and ONLAC. In the future, Fund shares may be used for other purposes, but absent a change in applicable law, will not be sold directly to the public.


The Fund was created on November 2, 1982 as the result of a plan of reorganization and an agreement of merger entered into by O.N. Fund, Inc. and O.N. Market Yield Fund, Inc., both of which were Maryland corporations. O.N. Fund, Inc. was merged into O.N. Market Yield Fund, Inc., which acquired all of O.N. Fund's assets and assumed all of O.N. Fund's liabilities. The shares of O.N. Fund were converted to an equal number of shares of the Equity Portfolio of O.N. Market Yield Fund and all shares of O.N. Market Yield Fund were converted into an equal number of shares of the Money Market Portfolio. The name of O.N. Market Yield Fund was changed to the Fund's current name, Ohio National Fund, Inc., and a Bond Portfolio was created. The Omni Portfolio was added in 1984, the International Portfolio in 1993, and the Capital Appreciation and Small Cap Portfolios in 1994, the Global Contrarian and Aggressive Growth Portfolios in 1995, the Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios in 1997, and the
Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios in 1998. The investments held by each portfolio are maintained separately from those held by the other portfolios.

The investment and reinvestment of the assets of the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios is directed by the Fund's investment adviser, Ohio National Investments, Inc. (the "Adviser"), a wholly-owned subsidiary of ONLI. The principal business address of ONLI, ONLAC and the Adviser is One Financial Way, Cincinnati, Ohio 45242. The investment and reinvestment of International and Global Contrarian Portfolio assets is managed by Societe Generale Asset Management Corp. ("SGAM") as sub-adviser. The principal business address of SGAM is 1221 Avenue of the Americas, New York, New York 10020. The investment and reinvestment of Capital Appreciation Portfolio assets is managed by T. Rowe Price Associates, Inc. ("TRPA") as sub-adviser. The principal business address of TRPA is 100 East Pratt Street, Baltimore, Maryland 21202. The investment and reinvestment of Small Cap Portfolio assets is managed by Founders Asset Management LLC ("FAM") as sub-adviser. The principal business address of FAM is 2930 East Third Avenue, Denver, Colorado 80206. The investment and reinvestment of Aggressive Growth Portfolio assets is managed by Strong Capital Management, Inc. ("SCM") as sub-adviser. The principal business address of SCM is 100 Heritage Reserve, Milwaukee, Wisconsin 53051. The investment and reinvestment of Core Growth Portfolio assets is managed by Pilgrim Baxter & Associates, Ltd. ("PBA") as sub-adviser. The principal business address of PBA is 825 Duportail Road, Wayne, Pennsylvania 19087. The investment and reinvestment of Growth & Income and Small Cap Growth Portfolio assets is managed by Robertson Stephens Investment Management, L.P. ("RSIM") as sub-adviser. The principal business address of RSIM is 555 California Street, San Francisco, California 94104. The investment and reinvestment of Strategic Income, Stellar and Relative Value Portfolio assets is managed by Star Bank, N.A. ("Star") as subadviser. The principal business address of Star is 425 Walnut Street, Cincinnati, Ohio 45202. The Investment and reinvestent of High Income Bond, Equity Income and Blue Chip Portfolio assets is managed by Federated Investment Counseling ("FIC") as sub-adviser. The principal business address of FIC is Federated Investors Tower, 1001 Liberty Avaenue, Pittsburgh, Pennsylvania 15222.



                                  FUND PERFORMANCE

The Fund may distribute sales literature comparing the percentage change in net asset value per share for any of its portfolios against the Consumer Price Index or such established market indices as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, one or more of Lehman Brothers Bond Indices, the Morgan Stanley Europe, Australia and Far East Index, the Morgan Stanley World Index, the Russell 2000 Index, the New York Stock Exchange Composite Index, the American Stock Exchange Index, the National Association of

Securities Dealers Automated Quotations Composite Index, the Value Line Composite Index, the Investors Business Daily 6000 Index, IBC's Money Fund Reports, or other management investment companies having investment objectives similar to the portfolio being compared. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each portfolio may also be advertised.

The Fund may also advertise the performance ratings or rankings assigned to certain portfolios or their subadvisers by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron's, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger's Personal Finance and Money Magazine.

The prospectus sets forth in tabular form, under the caption "Financial Highlights," certain information concerning the Fund and its individual portfolios. The following discussion describes the methods of calculating the current yield of the Money Market Portfolio and the total return of all portfolios, and states the Fund's policy with respect to each portfolio's turnover rate.


CURRENT YIELD OF MONEY MARKET PORTFOLIO

Current annualized yield quotations for the Money Market Portfolio are based on the portfolio's net investment income for a seven-day period and exclude any realized or unrealized gains or losses on portfolio securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The net change in account value reflects the value of any additional shares purchased with dividends from the original share in the account during the seven-day period, any dividends declared on such original share and any such additional shares during the period, and expenses accrued during the period. The Fund may also disclose the effective yield of the Money Market Portfolio for a seven-day period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis.


TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a portfolio's investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio's net asset value per share over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                  P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                      ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

 average annual total returns for each of the portfolios from the inception of the portfolio and for the one-, five- and ten-year periods ending on December 31, 1997, are as stated below:

                            One        Five         Ten           From       Inception
                            Year       Years       Years        Inception       Date
                            ----       -----       -----        ---------       ----
Equity                     18.17%      15.26%      13.61%         11.07%      10-06-69
Money Market                5.37%       4.57%       5.53%          7.30%      03-20-80
Bond                        9.28%       7.48%       8.30%          8.70%      11-02-82
Omni                       18.15%      13.47%      12.57%         12.05%      09-10-84
International               2.11%        N/A         N/A          13.03%      04-30-93
Capital Appreciation       15.19%        N/A         N/A          15.73%      05-01-94
Small Cap                   8.47%        N/A         N/A          21.76%      05-01-94
Global Contrarian          11.67%        N/A         N/A          11.93%      03-31-95
Aggressive Growth          12.53%        N/A         N/A          14.17%      03-31-95
Core Growth                  N/A         N/A         N/A          (3.08)%     01-03-97
Growth & Income              N/A         N/A         N/A          36.58%      01-03-97
S&P 500 Index                N/A         N/A         N/A          31.75%      01-03-97
Social Awareness             N/A         N/A         N/A          25.63%      01-03-97
Strategic Income             N/A         N/A         N/A           8.74%      01-03-97
Stellar                      N/A         N/A         N/A           9.70%      01-03-97
Relative Value               N/A         N/A         N/A          28.28%      01-03-97

Small Cap Growth             N/A         N/A         N/A            N/A       05-01-98

High Income Bond             N/A         N/A         N/A            N/A       05-01-98
Equity Income                N/A         N/A         N/A            N/A       05-01-98
Blue Chip                    N/A         N/A         N/A            N/A       05-01-98

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment. The cumulative total returns for each of the portfolios from the inception of the portfolio and for the five- and ten-year periods ending on December 31, 1997 (assuming a hypothetical initial investment of $1,000) were as follows:

                        Five Years    Ten Years  From Inception
                        ----------    ---------  --------------
Equity                     $2,034       $3,582       $16,956
Money Market               $1,250       $1,713       $ 3,413
Bond                       $1,434       $2,220       $ 3,543
Omni                       $1,881       $3,268       $ 4,542
International                 N/A          N/A       $ 1,770
Capital Appreciation          N/A          N/A       $ 1,709
Small Cap                     N/A          N/A       $ 2,059
Global Contrarian             N/A          N/A       $ 1,363
Aggressive Growth             N/A          N/A       $ 1,439
Core Growth                   N/A          N/A       $   969
Growth & Income               N/A          N/A       $ 1,366
S&P 500 Index                 N/A          N/A       $ 1,300
Social Awareness              N/A          N/A       $ 1,256
Strategic Income              N/A          N/A       $ 1,087
Stellar                       N/A          N/A       $ 1,097
Relative Value                N/A          N/A       $ 1,283

Small Cap Growth              N/A          N/A           N/A

High Income Bond              N/A          N/A           N/A
Equity Income                 N/A          N/A           N/A
Blue Chip                     N/A          N/A           N/A

PORTFOLIO TURNOVER

Each portfolio has a different expected rate of portfolio turnover. However, the rate of portfolio turnover will not be a limiting factor when the management of the Fund deems it appropriate to purchase or sell securities for a portfolio, except in the following circumstances. The Fund intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. Among such requirements is a limitation of less than 30% of the amount of gross income which each portfolio may derive from gains on the sale or other disposition of securities held for less than three months. Accordingly, the ability of any portfolio to effect certain portfolio transactions at a given time may be limited. The Small Cap, Aggressive Growth and Strategic Income Portfolios may engage in the purchase and sale of securities close to the ex-dividend date in order to receive the anticipated dividend and then sell the securities after the ex-dividend date. This practice could substantially increase the Portfolio's turnover rate.
The Fund's policy with respect to each portfolio is as follows:

      Equity Portfolio - Although this Portfolio will not normally purchase securities with the intention of obtaining short-term capital appreciation, purchases and sales will be made whenever deemed prudent and consistent with the investment objectives of the Portfolio. During periods of relatively stable market and economic conditions, it is anticipated that the annual portfolio turnover rate of the Portfolio will be moderate. During periods when changing market or economic conditions are foreseen, shifts in portfolio emphasis may cause the rate of portfolio turnover to increase. During 1997 the turnover rate for this portfolio was 19%.

      Money Market Portfolio - Since the assets of this Portfolio consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since purchases are generally effected with dealers or issuers on a net basis, it is not expected that the Portfolio will incur significant brokerage commissions.

      Bond Portfolio - This Portfolio will engage in transactions when the Adviser believes that they will help to achieve the overall objectives of the Portfolio. Portfolio securities may or may not be held to maturity. The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. The turnover rate for this portfolio was 10% in 1997.

      Omni Portfolio - The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. The turnover rate for this portfolio was 18% in 1997.

      International Portfolio - Although this Portfolio will not normally engage in short-term trading, purchases and sales of securities will be made whenever deemed appropriate to achieve the Portfolio's objective of long-term capital growth. The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate to achieve this Portfolio's stated objective. Under normal circumstances, the portfolio turnover rate for this portfolio is not expected to exceed 75% annually. The turnover rate for this portfolio was 24% in 1997.

      Capital Appreciation Portfolio - Although TRPA generally seeks less volatile securities for this Portfolio, the Portfolio may be traded fairly aggressively. Its portfolio turnover rate is normally expected to be 50% to 150% annually. The turnover rate for this portfolio was 41% in 1997.

      Small Cap Portfolio - While this Portfolio purchases and holds securities with the goal of meeting its investment objectives, portfolio changes are made whenever FAM believes they are advisable, usually without reference to the length of time a security has been held. The engagement in a substantial number of short-term transactions is expected to result in annual portfolio turnover rates of 100% to 300%. The turnover rate for this portfolio was 80% in 1997.


      Global Contrarian Portfolio - Because of the long-term growth objective and the purchase of under-valued and out-of-favor securities, this Portfolio will generally tend to hold securities for a relatively longer time with the expectation of eventual price appreciation. As a result, the portfolio turnover rate is not expected to exceed 50% annually, However, it could be substantially higher at times due to repositioning of the portfolio. The turnover rate for this portfolio was 29% in 1997.

      Aggressive Growth Portfolio - The securities of this Portfolio are generally expected to be traded more aggressively than those of the other portfolios. Its portfolio turnover rate can normally be expected to be in the range of 100% to 300% annually. The turnover rate for this portfolio was 193% in 1997.


      Core Growth Portfolio - Although the securities held in this Portfolio are generally held for appreciation, PBA's disciplined response to its analytic process will occasionally result in sales without regard to the length of time a security has been held. The annual turnover rate is normally expected to be in the range of 50% to 250%. The turnover rate for this portfolio was 65% in 1997.

      Growth & Income Portfolio - RSIM exercises "sell" disciplines. A stock held in this Portfolio is likely to be sold if it declines substantially in price (at least 15%), if it reaches its upside target price, if the company's business fundamentals turn negative, or if a more attractive opportunity appears. The prices of small- and mid-cap company securities in which this Portfolio invests may be more volatile than those of larger companies. As a result, the Portfolio's annual turnover rate is normally expected to be in the 100% to 200% range. The turnover rate for this portfolio was 185% in 1997.


      S&P 500 Index Portfolio - Securities held in this Portfolio generally will not be actively traded. Although it will often purchase fixed-income securities with relatively short maturities, those transactions are not expected to generate substantial brokerage commissions. The annual turnover rate is not normally expected to exceed 100%. The turnover rate for this portfolio was 445% in 1997, its start-up year.


      Social Awareness Portfolio - This Portfolio will not normally purchase securities with the intention of obtaining short-term returns. Under normal market conditions, the annual turnover rate is not expected to exceed 50%. The turnover rate for this portfolio was 40% in 1997.

      Strategic Income Portfolio - The securities of this Portfolio will generally be traded more frequently than those of the other income oriented portfolios. Its portfolio turnover rate can normally be expected to be in the range of 50% to 250% annually. The turnover rate for this portfolio was 102% in 1997.

      Stellar Portfolio - Although this Portfolio does not seek short-term profits, its securities will be sold whenever Star believes it is appropriate to do so in light of the Portfolio's investment objective without regard to the length of time a particular security may have been held. Its portfolio turnover rate is normally expected to be 50% to 150%. The turnover rate for this portfolio was 17% in 1997.

      Relative Value Portfolio - Although this Portfolio does not seek short-term profits, its securities will be sold whenever Star believes it is appropriate to do so in light of the Portfolio's investment objective without regard to the length of time a particular security may have been held. Its portfolio turnover rate is not expected to exceed 75% during normal economic and market conditions. The turnover rate for this portfolio was 7% in 1997.


      SMALL CAP GROWTH PORTFOLIO - Securities held in this Portfolio tend to be actively traded. Its portfolio turnover rate is normally expected to exceed 100%.


      HIGH INCOME BOND PORTFOLIO - The rate of portfolio turnover will vary from time to time, but it is not normally expected to exceed 100% for this Portfolio.

      EQUITY INCOME PORTFOLIO - The portfolio turnover rate for this Portfolio is normally expected to be in the range of 50% to 150% annually.

      BLUE CHIP PORTFOLIO - The Portfolio will not engage in short-term trading, but it may dispose of securities held for a short period if, after examination of their value, the sub-adviser believes such disposition to be advisable in order to attain the Portfolio's investment objective. The annual turnover rate is not normally expected to exceed 100%.

                         INVESTMENT OBJECTIVES AND POLICIES

The following descriptions of money market instruments supplement the Fund's "Investment Objectives and Policies" set forth in the prospectus. The Money Market Portfolio and the Omni, Strategic Income and Stellar Portfolios, to the extent they invest in the money market sector, will invest extensively in these instruments. The other Portfolios may invest in such instruments to a limited extent (to invest otherwise idle cash) or on a temporary basis for defensive purposes. The debt security ratings referred to in the prospectus in connection with the investment policies of the portfolios are defined in the Appendix to this Statement of Additional Information.

MONEY MARKET INSTRUMENTS

      U.S. Government Obligations - Bills, notes, bonds and other debt securities issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, and Federal Home Loan Banks. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuer. Certain of the foregoing may be purchased on a "when issued" basis at which time the rate of return will not have been set.

      Certificates of Deposit - Certificates issued against funds deposited in a bank for a definite period of time, at a specified rate of return. Normally they are negotiable.

      Bankers' Acceptances - Short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

      Commercial Paper - Promissory notes issued by corporations to finance their short-term credit needs. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a master demand note arrangement, the Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolio may invest in them only if at the time of an investment the issuer meets the criteria set forth above for all other commercial paper issuers. Such notes will be considered to have a maturity of the longer of the demand period or the period of the interest guarantee.

      Corporate Obligations - Bonds and notes issued by corporations in order to finance longer-term credit needs.


      Repurchase Agreements - Agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the Portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The term of these repurchase agreements will usually be short, from overnight to one week, and at no time more than one year.

                                INVESTMENT RESTRICTIONS

The prospectus lists the most significant investment restrictions to which the Fund is subject. The following is a complete list of the Fund's investment restrictions. Except as otherwise specified, all of the investment restrictions stated in the prospectus and this Statement of Additional Information are fundamental policies. Restriction number 8 is a fundamental policy of the Global Contrarian Portfolio and restrictions number 4, 7, 8, 12 and 13 are fundamental policies of the Equity, Money Market, Bond, Omni and International Portfolios and nonfundamental as to the remaining portfolios. The fundamental policies and nonfundamental operating policies of the Capital Appreciation, Aggressive Growth, High Income Bond, Equity Income and Blue Chip Portfolios are shown separately below. Fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund or a particular portfolio, as appropriate. The Investment Company Act of l940 defines a majority vote as the vote of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to such portfolio if a majority of the outstanding voting securities of such portfolio vote for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

The Fund may not issue senior securities and each portfolio of the Fund (other than the Capital Appreciation, Aggressive Growth, High Income Bond, Equity Income and Blue Chip Portfolios) will not:

      l. invest more than 5% of the value of the total assets of such portfolio in the securities of any one issuer (except U.S. government securities);

      2. purchase more than l0% of the outstanding voting securities of any one issuer, and the Money Market Portfolio will not acquire the voting securities of any issuer except in connection with a merger, consolidation or other reorganization;

      3. invest more than 25% of the value of its total assets in any one industry, except that each portfolio may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or in certificates of deposit, bankers' acceptances, bank time deposits or other obligations of banks or financial institutions. However, it is the intention of management not to invest in time deposits which involve any penalty or other restriction on withdrawal;

      4. invest more than 15% of the value of its assets (10% in the case of the Equity, Money Market, Bond, Omni and International Portfolios) in securities or other investments, including repurchase agreements maturing in more than seven days, that are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable;

      5. other than the Growth & Income, Strategic Income and Small Cap Growth Portfolios, borrow money, except for temporary or emergency purposes from banks, in which event the aggregate amount borrowed shall not exceed 5% of the value of the assets of the portfolio; in the case of such borrowing, each portfolio may pledge, mortgage or hypothecate up to 5% of its assets. Reverse repurchase agreements are not considered to be borrowed money for purposes of this restriction. The Growth & Income, Strategic Income and Small Cap Growth Portfolios may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of each of their total net assets, other than the amount borrowed;


      6.      purchase or sell commodities or commodity contracts except that
              (a) each portfolio other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts and options thereon within the limits of investment restriction 7 below, (b) the S&P 500 Index Portfolio may purchase or sell stock index futures contracts in accordance with its stated investment objectives, and (c) the Stellar Portfolio may purchase or sell precious metal securities;

      7. other than the S&P 500 Index Portfolio, purchase or sell put or call options, except that each portfolio other than the Money Market Portfolio may, for hedging purposes, (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures contracts and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts;


      8. other than the International and Global Contrarian Portfolios, invest in securities of foreign issuers except that (a) each of the Equity, Bond, Omni, Core Growth, Growth & Income, S&P 500 Index, Social Awareness and Relative Value Portfolios may (i) invest up to l5% of their respective assets in securities of foreign issuers (including foreign governments or political subdivisions, agencies or instrumentalities of foreign governments) American Depository Receipts, and securities of United States domestic issuers denominated in foreign currency, and (ii) invest up to an additional l0% of the assets of the portfolio in securities issued by foreign governments or political subdivisions, agencies or instrumentalities thereof, (b) each of the Small Cap and Small Cap Growth Portfolios may invest up to 30% of its assets in the securities of foreign issuers, (c) the Money Market Portfolio may invest up to 50% of its assets in the securities of foreign issuers, provided the securities are denominated in U.S. dollars and held in custody in the United States, (d) the Strategic Income Portfolio may invest up to 20% of its assets in foreign bonds and (e) the Stellar Portfolio may invest up to 25% of its assets in the securities of foreign issuers. For purposes of this restriction number 8, U.S. dollar denominated depository receipts traded in domestic markets do not constitute foreign securities;


      9. underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the Securities Act of l933 in selling portfolio securities;

      10. purchase or sell real estate, except that each portfolio may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein. For purposes of this restriction, "real estate" does not include investments in readily marketable notes or other evidence of indebtedness secured by mortgages or deeds of trust relating to real property;

      11. lend money to other persons except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. Other than the Strategic Income Portfolio, no more than 10% of a portfolio's total assets will be invested in repurchase agreements maturing in more than seven days;

      12. sell securities short or purchase securities on margin except such short-term credits as are required to clear transactions, except that the Growth & Income Portfolio may sell securities short and the Strategic Income Portfolio may sell securities short if (i) it owns, or has a right to acquire, an equal amount of those securities or (ii) if it does not own the securities, it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire those securities (while in a short position, the Portfolio will retain the securities, rights or segregated assets);

      13. as to the Equity, Money Market, Bond, Omni and International Portfolios, participate on a joint or joint and several basis in any trading account in securities, or purchase securities for the purpose of exercising control or management;

      14. purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, or except the purchase by any portfolio other than the Money Market or Bond Portfolios of the securities of closed-end investment companies if after the purchase: (i) a portfolio does not own more than 3% of the total outstanding voting stock of the other investment company or (ii) the value of the securities of all investment companies held by such portfolio does not exceed 10% of the value of the total assets of that portfolio. Purchases of investment company securities will be made (a) only on the open market or through dealers or underwriters receiving the customary sales loads, or (b) as part of a merger, consolidation or plan of reorganization.

As nonfundamental policies of each portfolio other than the Capital Appreciation, Aggressive Growth, High Income Bond, Equity Income and Blue Chip Portfolios, which policies may be changed at any time by the vote of a majority of the Board of Directors, (a) no portfolio will invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom; and (b) each portfolio other than the Money Market Portfolio, in order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities (but, not more than 5% of a portfolio's assets may be invested in such currency hedging contracts).

In addition to the above restrictions, in order to comply with Rule 2a-7 under the Investment Company Act of 1940, no more than 5% of the assets of the Money Market Portfolio will be invested in "second-tier" short-term debt instruments, that is those receiving the second highest rating by any two nationally recognized statistical rating organizations ("NRSRO's") and not receiving the highest rating from more than one NRSRO (or receiving the second highest rating from one NRSRO if (a) that is the only NRSRO having rated the security or (b) one other NRSRO has given the security its highest rating), or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased. In addition, not more than $1 million (or 1% of this portfolio's assets, if greater) may be invested in the second-tier instruments of any one issuer.

Under normal market conditions, at least 65% of the assets of the International Portfolio and at least 25% of the assets of the Global Contrarian Portfolio will be invested in foreign securities, including securities of issuers in at least three different foreign countries. As of the date of this Statement of Additional Information, the Board of Directors has approved investment by those portfolios other than the Money Market Portfolio in 49 countries with developed securities markets, including the following countries with developed economies:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United Kingdom; and the following countries with developing economies: Argentina, Bangla Desh, Brazil, Chile, China (Hong Kong, Shanghai and Shenzhen Exchanges), Czech Republic, Egypt, Greece, Hungary, Indonesia, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Zimbabwe.


CAPITAL APPRECIATION PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio may not:

      C.A.1. Borrow money except that the Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks, other portfolios managed by TRPA or other persons to the extent permitted by applicable law;

      C.A.2. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

      C.A.3. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

      C.A.4. Make loans, although the Portfolio may (i) lend portfolio securities and participate in an interfund lending program with other portfolios managed by TRPA provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

      C.A.5. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

      C.A.6. Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

      C.A.7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

      C.A.8. Issue senior securities except in compliance with the Investment Company Act of 1940; or

      C.A.9. Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

      With respect to investment restrictions C.A.1. and C.A.4,, the Portfolio will not borrow from or lend to any other portfolios managed by TRPA unless they apply for and receive an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Portfolio has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Portfolio or promulgate any rules allowing the transactions.

      With respect to investment restriction C.A.2., the Portfolio does not consider currency contracts or hybrid investments to be commodities.

      For purposes of investment restriction C.A.3., U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

      For purposes of investment restriction C.A.4., the Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


CAPITAL APPRECIATION PORTFOLIO NONFUNDAMENTAL OPERATING POLICIES

As a matter of nonfundamental operating policy, the Portfolio may not:

      C.A.10. Purchase additional securities when money borrowed exceeds 5% of its total assets;

      C.A.11. Invest in companies for the purpose of exercising management or control;

      C.A.12. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value;

      C.A.13. Purchase illiquid securities and securities of unseasoned issuers if, as a result, more than 15% of its net assets would be invested in such securities, provided that the Portfolio will not invest more than 5% of its total assets in restricted securities and not more than 5% in securities of unseasoned issuers. Securities eligible for resale under Rule 144A of the Securities Act of 1933 are not included in the 5% limitation but are subject to the 15% limitation;

      C.A.14. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

      C.A.15. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) to make margin deposits in connection with futures contracts or other permissible investments;

      C.A.16. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

      C.A.17. Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs;

      C.A.18. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

      C.A.19. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund, and of the Portfolio's investment manager, who each owns beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

      C.A.20.        Effect short sales of securities;

      C.A.21. Purchase a security (other than obligations issued or guaranteed by the U.S., any foreign, state of local government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities; or

      C.A.22. Invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.


AGGRESSIVE GROWTH PORTFOLIO FUNDAMENTAL POLICIES

As a matter of fundamental policy, the Portfolio:

      A.G.1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

      A.G.2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Portfolio may also borrow money from the other mutual funds managed by SCM or other persons to the extent permitted by applicable law.

      A.G.3. May not issue senior securities, except as permitted under the Investment Company Act of 1940.

      A.G.4. May not act as an underwriter of another issuer's securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

      A.G.5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

      A.G.6. May not make loans if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

      A.G.7. May not purchase the securities of any issuer if, as a result, more that 25% of the Portfolio's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

      A.G.8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

AGGRESSIVE GROWTH PORTFOLIO NONFUNDAMENTAL OPERATING POLICIES

As a matter of nonfundamental operating policy, the Portfolio may not:

      A.G.9. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

      A.G.10. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contacts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

      A.G.11. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the Investment Company Act of 1940.

      A.G.12. Purchase securities of other investment companies except in compliance with the Investment Company Act of 1940 and applicable state law.

      A.G.13. Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessor or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

      A.G.14. Invest in direct interests in oil, gas, or other mineral exploration programs or leases; however, the Portfolio may invest in the securities of issuers that engage in these activities.

      A.G.15. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Portfolio may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Portfolio's net assets.

                     In addition, (i) the aggregate value of securities underlying call options on securities written by the Portfolio or obligations underlying put options on securities written by the Portfolio determined as of the date the options are written will not exceed 50% of the Portfolio's net assets; (ii) the aggregate premiums paid on all options purchased by the Portfolio and which are being held will not exceed 20% of the Portfolio's net assets;
                     (iii) the Portfolio will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Portfolio's total assets.

      A.G.16. Pledge, mortgage or hypothecate any assets owned by the Portfolio except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of the borrowing or investment.

      A.G.17. Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

      A.G.18. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

      A.G.19. Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.


HIGH INCOME BOND, EQUITY INCOME AND BLUE CHIP PORTFOLIO FUNDAMENTAL POLICIES


As a matter of fundamental policy:


F.I.1 The portfolios will not issue senior securities, except that a portfolio may borrow money directly or through reverse repurchase agreements in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings and reverse repurchase agreements outstanding exceed 5% of a portfolio's total assets, any such borrowings will be repaid before additional investments are made. The portfolios will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.

F.I.2. The portfolios will not purchase securities if, as a result of such purchase, 25% or more of a portfolio's total assets would be invested in any one industry. However, a portfolio may at any time invest 25% or more of its total assets in cash or cash items and securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities.

F.I.3. The portfolios will not purchase or sell real estate, although they may invest in securities of companies whose business involves the purchase or sale of real estate or in securities secured by real estate or interests in real estate.

F.I.4. The portfolios will not lend any of their assets, except a portfolio's securities, up to one-third of its total assets. This shall not prevent a portfolio from purchasing or holding corporate or U.S. government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, entering into repurchase agreements, or engaging in other transactions which are permitted by the portfolio's investment objectives and policies.

F.I.5. The portfolios will not underwrite any issue of securities, except as a portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

F.I.6. With respect to 75% of its total assets, a portfolio will not purchase the securities of any one issuer (other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer. Also, a portfolio will not purchase more than 10% of any class of the outstanding voting securities of any one issuer. For these purposes, the portfolios consider common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

F.I.7. The portfolios will not purchase any securities on margin, but they may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by a portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

F.I.8. The portfolios will not purchase or sell commodities, except that a portfolio may purchase and sell financial futures contracts and related options.



HIGH INCOME BOND, EQUITY INCOME AND BLUE CHIP NONFUNDAMENTAL OPERATING POLICIES As a matter of nonfundamental operating policy:


F.I.9. The portfolios will not pledge, mortgage or hypothecate any assets except to secure permitted borrowings. In those cases, a portfolio may pledge, mortgage or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of borrowing.

F.I.10. The portfolios will not sell securities short unless during the time the short position is open, a portfolio owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and not more than 10% of a portfolio's net assets (taken at current value) is held as collateral for such sales at any one time.

F.I.11. Each of the portfolios will not invest more than 15% of its net assets in illiquid securities, including, among others, repurchase agreements providing for settlement more than seven days after notice, and certain restricted securities not determined by the Board of Directors to be liquid.


HEDGING TRANSACTIONS

The purpose of hedging transactions using put and call options on individual securities, financial futures contracts, and options on such contracts and on financial indexes, all to the extent provided in investment restriction 7, is to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations. However, while such transactions are defensive in nature and are not speculative, some risks remain.

The use of options and futures contracts may help the Fund to gain exposure or to protect itself from changes in market values. For example, the Fund may have a substantial amount of cash at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues requires time and may result in missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market.

The buying program will then proceed and, once it is completed (or as it proceeds), the futures contracts will be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by selling futures contracts, and individual securities can be sold over a longer period under cover of the resulting short contract position.

COVERED CALL OPTIONS AND PUT OPTIONS

In writing (i.e., selling) "covered" call options on securities owned by a portfolio, the portfolio gives the purchaser of the call option the right to purchase the underlying securities owned by the portfolio at a specified "exercise" price at any time prior to the expiration of the option, normally within nine months. In purchasing put options on securities owned by a portfolio, the portfolio pays the seller of the put option a premium for the right of the portfolio to sell the underlying securities owned by the portfolio at a specified exercise price prior to the expiration of the option.

Whenever a portfolio has a covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights.

In order to terminate its position as the writer of a call option or the purchaser of a put option, the portfolio may enter into a "closing" transaction, which is the purchase of a call option or sale of a put option on the same underlying securities and having the same exercise price and expiration date as the option previously sold or purchased by the portfolio.

FUTURES CONTRACTS

The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 or on narrow-based stock indexes. A particular index will be selected according to the Adviser's investment strategy for the particular portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association
(GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized.

At the time the Fund enters into a contract, it sets aside a small portion of the contract value in an account with the Fund's custodian as a good faith deposit (initial margin) and each day during the contract period requests and receives or pays cash equal to the daily change in the contract value (variable margin). The Fund, its futures commission merchant and the Fund's custodian retain control of the initial margin until the contract is liquidated.

OPTIONS ON FUTURES CONTRACTS AND FINANCIAL INDEXES

Instead of entering into a financial futures contract, the Fund may buy an option giving it the right to enter into such a contract at a future date. The price paid for such an option is called a premium. The Fund also may buy options on financial indexes that are traded on securities exchanges. Options on financial indexes react to changes in the value of the underlying index in the same way that options on financial futures contracts do. All settlements for options on financial indexes also are for cash.

Financial futures contracts, options on such contracts and options on financial indexes will only be used for hedging purposes and will, therefore, be incidental to the Fund's activities in the securities market. Accordingly, portfolio securities subject to options, or money market instruments having the market value of any futures contracts, generally will be set aside to collateralize the options or futures contracts.

FOREIGN CURRENCY HEDGING TRANSACTIONS

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.

The portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a portfolio purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that portfolio's securities denominated in such foreign currency. No portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in that currency.

At the consummation of a forward contract for delivery by a portfolio of a foreign currency, the portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other portfolio assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security's market value exceeds the amount of foreign currency the portfolio is obligated to deliver.

If the portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally (see "Risk Factors with Options" and "Risk Factors with Futures, Options on Futures and Options on Indexes," above). In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


SHORT SALES

Until a borrowed security borrowed in connection with a short sale (as described in the prospectus) is replaced, a portfolio will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short. When a portfolio purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by a portfolio, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Hedging Transactions" and "Covered Call Options and Put Options." In addition to the short sales discussed above, a portfolio also may make short sales "against the box," a transaction in which a portfolio enters into a short sale of a security which the portfolio owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the portfolio delivers the security to close the short position. A Portfolio receives the net proceeds from the short sale. No portfolio will, at any time, have more than 5% of the value of its net assets in deposits on short sales against the box.

BORROWING MONEY

The portfolios will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of a portfolio's total assets. In addition, certain portfolios may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of the portfolio's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of a portfolio by enabling it to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment and will reduce net income. A portfolio will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the purchase of portfolio securities will be limited to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.


ZERO-COUPON AND PAY-IN-KIND DEBT SECURITIES

Zero-coupon securities (or "step-ups") in which a portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Pay-in-kind securities make periodic interest payments in the form of additional securities (as opposed to cash). Zero-coupon and pay-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a portfolio investing in zero-coupon and pay-in-kind securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Zero-coupon convertible securities are debt instruments issued at a discount to their face amount and convertible to common stock (see "Convertible Securities," above). These securities usually have put features giving the holder the opportunity to sell them back to the issuer at a stated price prior to maturity. The prices of zero-coupon convertible securities are generally more sensitive to interest rate fluctuations than are conventional convertible securities.

Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, federal income tax law requires zero-coupon holders to recognize accrued income prior to receipt of actual cash payment (i.e., at maturity). In order to avoid federal income tax liability and maintain its status as a regulated investment company, a portfolio may have to sell these securities at disadvantageous times in order to generate cash for the distribution of accrued income.


PRECIOUS METALS


The value of the investments of the Stellar Portfolio (and of other portfolios to the extent they might invest in precious metal securities) may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances, or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers.

In addition to its investments in securities, the Stellar Portfolio may, as described in the prospectus, invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium, and precious metal options and futures. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals and precious metal options and futures may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Precious metals may be purchased in any form, including bullion and coins, provided that the Fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The Portfolio may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

Under current federal income tax law, gains for selling precious metals (and certain other assets) may not exceed 10% of a portfolio's annual gross income. This tax requirement could prompt the Portfolio to hold or sell precious metals, securities, options, or futures when it would not otherwise do so.

                               MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS OF THE FUND

The directors and officers of the Fund, together with information as to their principal occupations during the past five years are listed below:


                                            Position with                    Principal Occupation
Name and address                            the Fund                         during past five years
----------------                            --------                         ----------------------
Ronald L. Benedict*                         Secretary and                    Corporate Vice President, Counsel and
One Financial Way                           Director                         Secretary, ONLI; Secretary of the
Cincinnati, Ohio                                                             Adviser

George E. Castrucci                         Director                         Retired; formerly President and
8355 Old Stable Rd.                                                          Chief Operating Officer of Great
Cincinnati, Ohio                                                             American Communications Co and
                                                                             Chairman and Chief Executive
                                                                             Officer of Great American
                                                                             Broadcasting Co.; Director of Benchmark
                                                                             Savings Bank; Director of Baldwin
                                                                             Piano & Organ Co.

Ross Love                                   Director                         President & CEO, Blue Chip Broadcasting
615 Windings Way                                                             Ltd.; Trustee, Health Alliance of Greater
Cincinnati, Ohio                                                             Cincinnati; Director, Partnership for a
                                                                             Drug Free America (Chairman of African-
                                                                             American Task Force); Advisory Board,
                                                                             Syracuse University School of Management;
                                                                             Director, Association of National Advertisers;
                                                                             Until 1996 was Vice President of Advertising,
                                                                             Procter & Gamble Co.

John J. Palmer*                             President and                    Senior Vice President, Strategic
One Financial Way                           Director                         Initiatives, ONLI; Prior to
Cincinnati, Ohio                                                             March, 1997, was Senior Vice
                                                                             President of Life Insurance
                                                                             Company of Virginia

George M. Vredeveld                         Director                         Professor of Economics, University of
University of Cincinnati                                                     of Cincinnati; Director of Center for
P.O. Box 210223                                                              Economic Education; Private Consultant;
Cincinnati, Ohio                                                             Director of Benchmark Savings Bank

Thomas A. Barefield                        Vice President                    Senior Vice President,
One Financial Way                                                            Institutional Sales, ONLI;
Cincinnati, Ohio                                                             Prior to November, 1997,
                                                                             was Senior Vice President
                                                                             of Life Insurance Company of
                                                                             Virginia

Michael A. Boedeker                         Vice President                   Vice President, Fixed Income
One Financial Way                                                            Securities, ONLI; Vice President
Cincinnati, Ohio                                                             and Director of Adviser

Joseph P. Brom                              Vice President                   Vice President, Investments,
One Financial Way                                                            ONLI; President and Director
Cincinnati, Ohio                                                             of the Adviser

Stephen T. Williams                         Vice President                   Vice President Equity Securities,
One Financial Way                                                            ONLI; Vice President and Director of
Cincinnati, Ohio                                                             the Adviser

Dennis R. Taney                             Treasurer                        Mutual Funds Financial Operations,
One Financial Way                                                            ONLI; Treasurer of the Adviser
Cincinnati, Ohio

*Indicates Directors who are "Interested Persons" as defined by the Investment Company Act of 1940, as amended.

All directors and officers of the Fund hold similar positions with ONE Fund, Inc. ("ONE Fund"), another mutual fund sponsored by ONLI and managed by the Adviser.


COMPENSATION OF DIRECTORS

Directors who are not affiliated with the Adviser, ONLI, ONLAC or a sub-adviser were compensated as follows in 1997:

                          Aggregate Compensation    Total Compensation
Director                        From the Fund        From Fund Complex*
--------                        -------------        ------------------
George E. Castrucci               $ 10,400              $ 15,000
Maurice H. Kirby, Jr                 2,000                 2,850
Ross Love                            8,400                12,150
George M. Vredeveld                 10,400                15,000

* The "Fund Complex" consists of the Fund and ONE Fund, Inc.

Directors and officers of the Fund who are affiliated with the Adviser, ONLI or ONLAC receive no compensation from the Fund Complex. The Fund has no pension, retirement or deferred compensation plan for its directors or officers.

SHAREHOLDERS' MEETINGS

The Fund's by-laws provide that shareholders meetings need only be held every three years unless matters requiring shareholder approval should occur more frequently. It is anticipated that shareholder meetings will generally occur every three years.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to funds affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser succeeded O.N. Investment Management Company ("ONIMCO") as the Fund's investment adviser on May 1, 1996. Prior to that date, ONIMCO had been the investment adviser from the Fund's inception. The Adviser, like ONIMCO before it, uses ONLI's investment personnel and administrative systems.


The Adviser regularly furnishes to the Fund's Board of Directors recommendations with respect to an investment program consistent with the investment policies of each portfolio. Upon approval of an investment program by the Fund's Board of Directors, the Adviser implements the program by placing the orders for the purchase and sale of securities or, in the case of the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar, Relative Value, Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios, by delegating that implementation to SGAM, TRPA, FAM, SCM, PBA, RSIM, Star, or FIC as the case may be.


The Adviser's services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers for the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services (other than those provided by the custodian agreements with Star and Investors Fiduciary Trust Company and an agency agreement with American Data Services, Inc.), office space, and other facilities. The Fund pays corporate expenses incurred in its operations, including, among others, local income, franchise, issuance or other taxes; certain printing costs; brokerage commissions on portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses relating to registration of its shares for sale and shareholders' meetings.

As compensation for its services, the Adviser receives from the Fund annual fees on the basis of each portfolio's average daily net assets during the quarterly period for which the fees are paid based on the following schedule: (a) for each of the Equity, Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets,

0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next
$150 million of net assets, 0.23% of the next $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion; (c) for the International, Global Contrarian, Relative Value, Small Cap Growth and Blue Chip Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios, 0.80% of each Portfolio's net assets, (e) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets, and 0.80% of net assets over $200 million,
(g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; (h) for the Stellar Portfolio, 1.00% of that Portfolio's net assets, and (i) for the High Income Bond and Equity Income Portfolios, 0.75% of each portfolio's net assets. However, as to the Money Market Portfolio, the Adviser is presently waiving any of its fee in excess of 0.25%.


Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers for the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar, Relative Value, Emerging Growth, High Income Bond, Equity Income and Blue Chip Portfolios, subject to the approval of the Fund's Board of Directors. The Adviser has entered into Sub-Advisory Agreements with SGAM,
TRPA, FAM, SCM, PBA, RSIM, Star, and FIC, as the case may be, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of the Adviser. As compensation for their services, (a) SGAM receives from the Adviser fees at the annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net assets during the quarter for which the fee is paid; (b) TRPA receives from the Adviser a fee at an annual rate of 0.70% of the first $5 million, and 0.50% of average daily net asset value in excess of $5 million, of the Capital Appreciation Portfolio; (c) FAM receives from the Adviser a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of the average daily net asset value in excess of $150 million of the Small Cap Portfolio; (d) SCM receives from the Adviser a fee at an annual rate of 0.70% of the first $50 million, and 0.50% of average daily net asset value in excess of $50 million of the Aggressive Growth Portfolio; (e) PBA receives from the Adviser a fee at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth Portfolio; (f) RSIM receives from the Adviser fees at an annual rate of
(i) 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio and (ii) 0.64% of the first $100 million, 0.60% of the next $100 million and 0.50% of average daily net assets in excess of $200 million of the Small Cap Growth Portfolio; (g) Star receives from the Adviser fees at an annual rate of (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.75%
of the first $50 million and 0.70% of average daily net assets in excess of $50 million of the Stellar Portfolio and (iii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative
Value Portfolio, and (h) FIC receives from the Advisor fees at an annual rate of (i) 0.50% of the first $80 million, 0.40% of the next $20 million, 0.80% of the next $25 million, and 0.25% of average daily net assets in excess of $75 million for directing the investment and reinvestment of the High Income Bond Portfolio's assets, and (ii) 0.50% of the first $85 million, 0.35% of the next $65 million and 0.25% of average daily net assets in excess of $100 million for directing the investment and reinvestment of the assets of the Equity Income and Blue Chip Portfolios.


For each of the indicated years, ending December 31*, the following investment advisory fees from each of the Fund's portfolios were paid to ONIMCO and the Adviser as follows:

                              1997              1996               1995
                              ----              ----               ----

Equity                    $1,431,415        $1,124,431         $  812,156
Money Market**                71,176            48,721             31,228
Bond                         121,188           117,359             87,798
Omni                         948,021           735,210            542,756
International              1,416,777         1,045,160            678,133
Capital Appreciation         386,595           229,794             96,082
Small Cap                    378,436           212,875             69,124
Global Contrarian            130,704            70,122             21,955
Aggressive Growth            125,073            63,707             11,898
Core Growth                   62,237               N/A                N/A
Growth & Income               61,464               N/A                N/A
S&P 500 Index                 43,376               N/A                N/A
Social Awareness              16,529               N/A                N/A
Strategic Income              18,318               N/A                N/A
Stellar                       23,440               N/A                N/A
Relative Value                30,639               N/A                N/A
Small Cap Growth                 N/A               N/A                N/A
High Income Bond                 N/A               N/A                N/A
Equity Income                    N/A               N/A                N/A
Blue Chip                        N/A               N/A                N/A
                            --------        ----------         ----------
                          $5,265,388        $3,647,379         $2,351,130


   * The International Portfolio commenced operations on April 30, 1993. The Capital Appreciation and Small Cap Portfolios commenced operations on May 1, 1994. The Global Contrarian and Aggressive Growth Portfolios commenced operations on March 31, 1995. The Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios commenced operations on January 3, 1997. The Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios commenced operations on May 1, 1998.

** An additional $14,235, $9,697, and $14,932 was earned but waived in 1997, 1996 and 1995, respectively, as described above.


The Investment Advisory Agreement also provides that if the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of such portfolio's average daily net asset value, the Adviser will pay such expenses. Under these terms, ONIMCO paid the Global Contrarian Portfolio $8,127 in 1995. No other such amounts were paid to any portfolio during the three years ended December 31, 1997.


Under a Service Agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The current Investment Advisory, Service and Sub-Advisory Agreements were initially approved by the votes of the Board of Directors and by the shareholders of the respective portfolios on the dates indicated below:

                                                                  Board of
                                                                  Directors             Shareholders
                                                                  ---------             ------------


Equity                                                            01-24-96              3-28-96
Money Market                                                      01-24-96              3-28-96
Bond                                                              01-24-96              3-28-96
Omni                                                              01-24-96              3-28-96
International                                                     01-24-96              3-28-96
Capital Appreciation                                              01-24-96              3-28-96
Small Cap (Investment Advisory and Service)                       01-24-96              3-28-96
Small Cap (Sub-Advisory)                                          11-19-97              2-17-98
Global Contrarian                                                 01-24-96              3-28-96
Aggressive Growth                                                 01-24-96              3-28-96
Core Growth                                                       08-22-96              1-02-97
Growth & Income (Investment Advisory and Service)                 08-22-96              1-02-97
Growth & Income (Sub-Advisory)                                    08-27-97              9-26-97
S&P 500 Index                                                     08-22-96              1-02-97
Social Awareness                                                  08-22-96              1-02-97
Strategic Income                                                  08-22-96              1-02-97
Stellar                                                           08-22-96              1-02-97
Relative Value                                                    08-22-96              1-02-97
Small Cap Growth                                                  02-11-98              4-30-98
High Income Bond                                                  02-11-98              4-30-98
Equity Income                                                     02-11-98              4-30-98
Blue Chip                                                         02-11-98              4-30-98


These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of the Fund's directors who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board of Directors or by a majority of the outstanding voting securities of each portfolio voting separately.

The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by the Fund's Board of Directors or, as to any portfolio, by a vote of the majority of the portfolio's outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days' written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days' written notice to the Fund and the other party. The Sub-Advisory Agreements may be terminated, without penalty, by the Adviser or the sub-adviser on 90 days' written notice to the Fund and the other party. The Agreements will automatically terminate in the event of their assignment.


                                BROKERAGE ALLOCATION

The Adviser buys and sells the portfolio securities for the Equity, Money Market, Bond, Omni, S&P 500 Index and Social Awareness Portfolios and selects the brokers and dealers to handle such transactions. Each of the sub-advisers selects the brokers and dealers that execute the transactions for the portfolios managed by the respective sub-adviser. It is the intention of the Adviser and of each sub-adviser to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Adviser and sub-advisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

In selecting brokers or dealers through whom to effect transactions, the Adviser and sub-advisers consider a number of factors including the quality, difficulty and efficiency of execution, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or sub-adviser may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or sub-adviser determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or sub-adviser, or of benefit to its affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or a sub-adviser. However, receipt of such services may tend to reduce the expenses of the Adviser or the sub-advisers. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or the sub-advisers and conversely, transaction costs paid by other clients of the Adviser or the sub-advisers may generate information which is beneficial to the Fund.

Consistent with these policies, the sub-advisers may, with the Board of Directors' approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with the sub-adviser so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

For each of the indicated years, ending on December 3l, the following brokerage commission amounts were paid by each portfolio:

                        1997           1996               1995
                        ----           ----               ----
Equity                $167,877       $ 76,647            $ 81,091
Money Market              None           None                None
Bond                      None           None                 630
Omni                    96,409         41,879              39,073
International          286,011        187,147             153,524
Capital Appreciation    40,887         33,327              16,786
Small Cap               55,034         48,973              16,688
Global Contrarian       45,153         17,514              12,257
Aggressive Growth      104,590        173,952              42,839
Core Growth             12,359            N/A                 N/A
Growth & Income         51,188            N/A                 N/A
S&P 500 Index           74,063            N/A                 N/A
Social Awareness        16,522            N/A                 N/A
Strategic Income         5,127            N/A                 N/A
Stellar                  4,353            N/A                 N/A
Relative Value          11,110            N/A                 N/A
Small Cap Growth          N/A             N/A                 N/A
High Income Bond          N/A             N/A                 N/A
Equity Income             N/A             N/A                 N/A
Blue Chip                 N/A             N/A                 N/A
                     --------        --------            --------
                     $970,683        $579,439            $362,888

In l997, substantially all of such commissions were paid to brokers who furnished statistical data and research information to the Adviser, SGAM, TRPA, FAM, or SCM, PBA, RSIM or Star.

                         PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. (The net asset value for the Money Market Portfolio is normally $l0 per share.) Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Shares of one portfolio may be exchanged for shares of another portfolio of the Fund on the basis of the relative net assets value next computed after an exchange order is received by the Fund.

The net asset value of the Fund's shares is determined on each day on which an order for purchase or redemption of the Fund's shares is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its shares might be materially affected. Such determination is made as of 4:00 p.m. Eastern time on each business day. "Business day" means each weekday (Monday through Friday) except for the following holidays: New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio.

Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. Eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. Eastern time.

Short-term debt securities in all portfolios other than the Money Market and Omni Portfolios, with remaining maturities of 60 days or less, are valued at amortized cost. The Fund has obtained an exemptive order from the Commission permitting it to value all short-term debt securities in the Omni Portfolio at amortized cost. The Fund relies on Rule 2a-7 under the Investment Company Act of 1940 to value the assets of the Money Market Portfolio on the basis of amortized cost with a view toward stabilizing the net asset value at $l0 per share and allowing dividend payments to reflect net interest income as earned. Accordingly, the short-term debt assets of the Omni and Money Market Portfolios are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date. All other assets of the Omni Portfolio and of those portfolios other than the Money Market Portfolio, including restricted debt securities and other investments for which market quotations are not readily available, are valued at their fair value as determined in good faith by the Board of Directors.

As a condition of the exemptive order, the Fund has agreed, with respect to short-term debt securities in its Omni Portfolio, to maintain a dollar-weighted average maturity of not more than l20 days and to not purchase any such debt security having a maturity of more than one year. In relying on Rule 2a-7 with respect to short-term debt securities in its Money Market Portfolio, the Fund has agreed to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to not purchase any such debt security having a maturity of more than 397 days. The dollar-weighted average maturity of short-term debt securities is determined by dividing the sum of the dollar value of each such security times the remaining days to maturity of such security by the sum of the dollar value of all short-term debt securities. Should the disposition of a short-term debt security result in a dollar-weighted average maturity of more than the number of days allowed under the exemptive order or Rule 2a-7, as the case may be, the Portfolio will invest its available cash so as to reduce such average maturity to the required number of days or less as soon as reasonably practicable. The Fund normally holds short-term debt securities to maturity and realizes par therefor unless an earlier sale is required to meet redemption requirements.

In addition, the Omni and Money Market Portfolios are required to limit their short-term debt investments, including repurchase agreements, to those United States dollar denominated instruments which the Board of Directors determines present minimal credit risks and which are in the top two rating categories of any nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Directors. Although the use of amortized cost provides certainty in valuation, it may result in periods during which value so determined is higher or lower than the price the Fund would receive if it liquidated its securities.

The Fund's Board of Directors is obligated, as a particular responsibility within the overall duty of care owed to Money Market Portfolio shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objective of such Portfolio, to stabilize the Portfolio's net asset value per share as computed for the purpose of distribution, redemption and repurchase, at $l0 per share. The procedures adopted by the Board of Directors include periodically reviewing, as it deems appropriate and at such intervals as are reasonable in light of current market conditions, the extent of deviation, if any, between the net asset value per share based on available market quotations and such value based on the Portfolio's $l0 amortized cost price. If such deviation exceeds 1/2 of 1 percent, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, it should initiate. Such action may include redemption in kind; selling portfolio instruments prior to maturity to realize capital gains or losses, or to shorten the average portfolio maturity; withholding dividends; splitting, combining or otherwise recapitalizing outstanding shares; or using available market quotations to determine net asset value per share. The Portfolio may reduce the number of its outstanding shares by requiring shareholders to contribute to capital proportionately the number of full and fractional shares as is necessary to maintain the net asset value per share of $l0. ONLI and ONLAC, the sole shareholders of the Money Market Portfolio, have agreed to this procedure and contract owners who allocate purchase payments to the Money Market Portfolio will be bound by such agreement.


                                     TAX STATUS

At December 3l, 1997 the Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Under such provisions, the Fund is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes, including determining whether it qualifies as a regulated investment company and determining its net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, each portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. Each portfolio also intends to comply with the diversification requirements or regulations under Section 817(h) of the Code.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. Since the only eligible shareholders of the Fund are separate accounts of ONLI, ONLAC and other insurance companies, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

                                    EXPERTS

The financial statements of Ohio National Fund, Inc. as of December 3l, l997 and for the earlier periods indicated herein included in this Statement of Additional Information and the Financial Highlights included in the prospectus have been included herein and in the prospectus in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing in this Statement of Additional Information, and upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP's business address is 201 East Fifth Street, Cincinnati, Ohio 45202.


                                   LEGAL COUNSEL

Messrs. Jones & Blouch L.L.P., Washington, D.C., have passed on matters pertaining to the federal securities laws and Ronald L. Benedict, Esq., Secretary of the Fund and Corporate Vice President, Counsel and Secretary of ONLI, has passed on all other legal matters relating to the legality of the shares described in the prospectus and this Statement of Additional Information.


                               THE S&P 500

"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the S&P 500 Index Portfolio. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Portfolio. S&P has no obligation to take the needs of the Adviser or the owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE YEAR 2000 ISSUE


The Fund and the Adviser have considered the impact on the Fund of "Year 2000" issues. They have developed a remedial plan for their computer systems and applications. Conversion activities are presently in process and conversion testing and implementation are expected to be completed by December 31, 1998. While the Fund and the Adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so by December 31, 1998, the Fund's internal auditors intend to independently test those systems to verify their compliance. The failure of the Fund, the Adviser or one of their service suppliers to achieve timely and complete compliance could materially impair the ability to conduct their business, including the ability to accurately and timely value portfolio securities.

                                      APPENDIX

DEBT SECURITY RATINGS

The Commission has designated six nationally recognized statistical rating organizations: Duff and Phelps, Inc. ("D & P"), Fitch Investors Service, Inc.

("Fitch"), Moody's Investors Service, Inc. (Moody's"), Standard & Poor's Corp. ("S & P"), and, with respect to bank-supported debt and debt issued by banks, broker-dealers and their affiliates, IBCA Inc. and its British affiliate, IBCA Limited ("IBCA") and Thompson Bankwatch, Inc. ("TBW"). The Adviser may use the ratings of all six such rating organizations as factors to consider in determining the quality of debt securities, although it will generally only follow D&P, Fitch, Moody's and S&P. IBCA and TBW will only be consulted if fewer than two of the other four rating organizations have given their top rating to a security. Only the ratings of Moody's, S & P and Fitch will be considered in determining the eligibility of bonds for acquisition by the Fund.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

Moody's short-term debt ratings are opinions of the ability of issuers to punctually repay senior debt obligations having an original maturity not exceeding one year.

P-1 The Prime-1 (P-1) rating is the highest commercial paper rating assigned by Moody's. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above for P-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated as Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORP. ("S & P")

Commercial Paper:

An S & P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than one year.

A-1 This is S & P's highest category and it indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are designated A-1+.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated as A-1.

Bonds:

AAA Bonds rated AAA by S&P are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market prices move with interest rates, and hence provide maximum safety on all counts.

AA Bonds rated AA by S&P also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A Bonds rated A by S&P are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

BBB The BBB or medium grade category is the borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Marketwise, the bonds are more responsive to business and trade conditions than to interest rates. This is the lowest group which qualifies for commercial bank investments.

Debt rated 'BB,' 'B,' 'CC,' and 'C,' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-" rating.

CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) to show relative standing within the major rating categories.

DUFF & PHELPS, INC. ("D & P")

Commercial Paper:

D & P's short-term ratings have incorporated gradations of "1+" and "1-" in recognition of quality differences within the first tier.

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Commercial Paper

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Fitch's short-term ratings emphasize the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

Bonds

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is genrally rated 'F-1+.'

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interst and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

        CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

        C Bonds are in imminent default in payment of interest or principal.

DDD, DD and D Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

PRESIDENT'S MESSAGE

John J. Palmer photo



DEAR INVESTORS:
We are Pleased to provide you with an update of Ohio National Fund's performance and investment activity for 1997. It was a very active and exciting year, highlighted by the addition of several new portfolios and continued strong growth in net assets, which now total more than $911 million as of December 31.

LOOKING BACK
Against an economic backdrop of modest growth, low unemployment, and meager inflation, U.S. stocks posted healthy gains for the third straight year, with large stocks again leading the way. Nearly all of that performance came in the first seven months, however, and the year was marked by heightened market volatility. Internationally, stock market gains were generally respectable in Europe, mixed in the Americans and dismal throughout the Asia/ Pacific region. Fixed-income markets fared well as falling inflation and a stronger dollar helped bonds bounce back in 1997 after posting weak returns during the previous year.

NEW PORTFOLIOS
We welcomed seven new portfolios and three respected investment managers to Ohio National Fund on January 3, 1997. Besides the S&P 500 Index and Social Awareness portfolios, both managed by Ohio National Investments, Inc., they included the Growth & Income Portfolio, managed by Robertson Stephens; the Core Growth Portfolio, managed by Pilgrim Baxter & Associates; and the Relative Value, Stellar and Strategic Income portfolios, all managed by Star Bank. The addition of these portfolios significantly broaden the Fund's investment spectrum and offers greater opportunities for diversification for our investors. Please note that portfolio availability varies by contract.

LOOKING AHEAD
Entering 1998, Asia's turmoil continues to cloud the future. Economic and currency volatility has hit Asian stocks hard and cast uncertainty over growth prospects in the U.S. and elsewhere. In addition, the unprecedented three consecutive years of greater than 20 percent returns experienced from 1995 to 1997 has put the domestic stock market in uncharted territory. But while the short-term course of events is unknowable, our long-term commitment to our fundamental investment principles -- careful selection and constant professional management -- remains unchanged.

IN CLOSING
Information on your investments is contained in the following pages. We are proud that Ohio National Fund is able to provide its investors with the sound results documented herein. Please note in reviewing performance results that rates of return under variable contracts differ depending on applicable charges for mortality and expenses. Please contact your registered representative for additional information on the financial protection and tax-deferred accumulation options afforded by your variable annuity or variable universal life insurance contract. As your needs change over time, he or she stands ready to serve you.
  Thank you for the confidence you have placed in Ohio National Fund as you pursue your wealth-building endeavors. Be assured that we will make every effort to continue to merit that confidence.

Best regards,
/s/ John J. Palmer
John J. Palmer

EQUITY PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The principal investment objective of the Equity Portfolio is long-term capital growth. Current income is a secondary objective.

PERFORMANCE AS OF DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                  18.17%
Three-year                                21.17%
Five-year                                 15.26%
Ten-year                                  13.61%
Since inception (1/14/71)                 11.07%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The Equity Portfolio's performance for 1997 trailed that of the S&P 500 Index for three primary reasons. First, the portfolio has maintained a 10% to 13% cash position due to our concern with high stock prices (especially for large-cap stocks) relative to expected earnings and growth. Second, even though our largest holdings are mostly large-cap stocks, approximately two-thirds of the portfolio's holdings consist of companies whose market capitalizations range from $300 million to $5 billion. This area of the market has not kept pace with the larger stocks, despite better valuations in relation to potential earnings growth. Third, the portfolio didn't rebound from the October drop experienced by nearly all equity markets. Although the S&P 500 Index recaptured most of its earlier gains by year-end, a third of New York Stock Exchange issues and half of Nasdaq Composite issues corrected 20% or more from their highs and did not regain them. Areas that held back portfolio performance this period included technology and energy. We expect these areas to rebound from their corrections as their secular outlooks remain positive.

   Looking forward, we expect continued volatility in the equity markets. Continued strong cash flows into mutual funds could push markets higher. Concerns about slowing profit growth and economic uncertainty in emerging growth areas and its impact on the rest of the world could cause sharp sell-offs. We expect equity returns to gravitate toward their long-term averages.

CHANGE IN VALUE OF $10,000 INVESTMENT

                        1997
Equity Portfolio       $38,632

S&P 500 Index          $54,170

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                               % of Net Assets
1.  General Electric Corp                            2.0
2.  Cisco Systems Inc                                1.7
3.  American International Group                     1.6
4.  Camco International Inc.                         1.5
5.  Hewlett-Packard Co.                              1.3
6.  Intel Corp                                       1.3
7.  Allied Signal Inc.                               1.3
8.  Texas Instruments Inc.                           1.3
9.  Monsanto Corp                                    1.2
10. Owens-Illinois Inc                               1.2

TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997

                                              % of Net Assets
Computer and Related                               13.3
Oil, Energy, and Natural Gas                       10.0
Electrical Equipment                                6.5
Chemicals                                           5.5
Transportation and Equipment                        4.9

                                       3

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS                                    DECEMBER 31, 1997

                                                     MARKET
    SHARES         COMMON STOCK                      VALUE
-------------------------------------------------------------
             AEROSPACE (3.1%)
   94,000    Allied Signal, Inc.                   $3,660,125
    7,632    Boeing Co.                               373,491
   64,000    Raytheon Co.                           3,232,000
   31,350    Rockwell International Corp.           1,638,038
                                              ----------------
                                                    8,903,654
                                              ----------------
             AUTOMOTIVE AND RELATED (3.2%)
   22,500    Arvin Industries, Inc.                   749,531
   45,400    Cooper Tire & Rubber                   1,106,625
   31,000    Chrysler Corp.                         1,090,813
   29,400    Eaton Corp.                            2,623,950
   39,184    Ford Motor Co.                         1,907,771
        1    Meritor Automotive                            20
   20,000    Magna International, Inc.              1,256,250
   47,000    Walbro Corp.                             631,562
                                              ----------------
                                                    9,366,522
                                              ----------------
             BANKING (4.3%)
   26,460    Charter One Financial Inc.             1,670,288
   36,000    First International Bancorp Inc.         436,500
   42,000    First Union Corp.                      2,152,500
   40,000  * Flagstar Bancorp                         791,876
   35,000    Long Island Bancorp, Inc.              1,736,875
   45,000    Mellon Bank Corp.                      2,728,125
   19,574    Nationsbank Corp.                      1,190,344
   11,000    Star Banc Corp.                          631,125
   30,750    Susquehanna Bancshares Inc.            1,176,187
                                              ----------------
                                                   12,513,820
                                              ----------------
             BUSINESS SERVICES (4.0%)
   64,000  * Alternative Resources Inc.             1,476,000
  110,000    First Data Corp.                       3,217,500
   61,000  * Lo Jack                                  899,750
   85,000    Manpower Inc.                          2,996,250
   76,000    Reynolds & Reynolds CL A               1,401,250
   35,000    Standard Register Co.                  1,216,250
   23,000    Wackenhut Corp. Class B                  485,875
                                              ----------------
                                                   11,692,875
                                              ----------------

             CHEMICALS (5.5%)
   35,000    E I DuPont De Nemours & Co.            2,102,187
   96,000    Engelhard Corp.                        1,668,000
   50,000    Hercules Inc.                          2,503,125
   38,750    Hanson Trust PLC                         893,672
   28,000    Lubrizol Corp.                         1,032,500
   35,300    Mineral Technologies Inc.              1,603,944
   85,000    Monsanto Co.                           3,570,000
   66,000    OM Group, Inc.                         2,417,250
                                              ----------------
                                                   15,790,678
                                              ----------------
             COMMUNICATIONS (2.1%)
  138,250    Andrew Corp.                           3,318,000
   20,625    Mastec Inc.                              471,797
   40,000    Motorola Inc.                          2,282,500
                                              ----------------
                                                    6,072,297
                                              ----------------
             CONSUMER PRODUCTS (0.2%)
   51,500  * Acorn Products                           515,000
                                              ----------------

                                                      MARKET
   SHARES         COMMON STOCK                        VALUE
--------------------------------------------------------------
              COMPUTER AND RELATED (13.3%)
   56,500   * 3Comm Corp.                           $1,973,969
   34,500   * Banctec Inc.                             925,031
   90,000     Cisco Systems, Inc.                    5,017,500
   63,000     Computer Associates                    3,331,125
   30,000   * Computer Sciences Corp.                2,505,000
   65,000   * Continental Circuits Corp.               905,938
   60,000     Hewlett-Packard Co.                    3,750,000
   53,000     Intel Corp.                            3,723,250
   33,000   * LSI Logic                                651,750
   90,000     MacNeal-Schwendler Corp.                 866,250
   20,000   * Microsoft Corp.                        2,585,000
   47,058   * Seagate Technology                       905,866
   45,742     Solectron Corp.                        1,901,152
   80,000   * Sun Microsystems, Inc.                 3,190,000
   45,000     Symbol Technologies                    1,698,750
   80,000     Texas Instruments, Inc.                3,600,000
   30,000   * Zebra Tech Corp., Cl. A                  892,500
                                               ----------------
                                                    38,423,081
                                               ----------------
              CONTAINERS (1.2%)
   90,000   * Owens-Illinois, Inc.                   3,414,375
                                               ----------------

              DRUGS (1.1%)
   61,000   * Applied Analytical Industries          1,006,500
   32,000     Abbott Laboratories                    2,098,000
                                               ----------------
                                                     3,104,500
                                               ----------------
              ELECTRICAL EQUIPMENT (6.5%)
   50,000   * Advanced Lighting                        950,000
   60,000     Analog Devices, Inc.                   1,661,250
  100,000   * Anixter Intl. Inc.                     1,650,000
  101,000     BMC Industries, Inc.                   1,628,625
   31,500     Federal Signal Corp.                     681,188
   80,000     General Electric Co.                   5,870,000
   19,000     Hubbell Inc. Class B Shares              936,937
   45,000   * Richey Electronics Inc.                  461,250
   40,000     Varian Associates, Inc.                2,022,500
   40,000     Xerox Corp.                            2,952,500
                                               ----------------
                                                    18,814,250
                                               ----------------
              ENTERTAINMENT AND LEISURE (0.7%)
   75,000     Cedar Fair                             1,940,625
                                               ----------------

              FOOD AND RELATED (1.2%)
   80,000     Food Lion Inc.                           675,000
   25,500     H.J. Heinz Co.                         1,295,719
   45,000     Panamerican Beverages, Inc.            1,468,125
                                               ----------------
                                                     3,438,844
                                               ----------------
              FORESTRY AND PAPER PRODUCTS (0.8%)
   68,000     Sonoco Products                        2,358,750
                                               ----------------

              HOTEL/LODGING (1.0%)
   50,000   * Guest Supply Inc.                        656,250
   50,000     La Quinta Inns                           965,625
   60,000   * Mirage Resorts Inc.                    1,365,000
                                               ----------------
                                                     2,986,875
                                               ----------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

                                                     MARKET
    SHARES             COMMON STOCK                  VALUE
---------------------------------------------------------------
              HOUSING, FURNITURE & RELATED (2.4%)
   150,000    Clayton Homes, Inc.                  $2,700,000
    64,000    Newell Co.                            2,720,000
   100,000    Shelby Williams                       1,650,000
                                                --------------
                                                    7,070,000
                                                --------------
              INDUSTRIAL SERVICES (1.8%)
    22,500    Fluor Corp.                             840,938
    52,000    Mapics Inc.                             565,500
    20,500  * Medar Inc.                              110,187
    50,000    Regal Beloit                          1,478,125
    50,000    Waste Management Inc.                 1,375,000
    20,000    York International, Corp.               791,250
                                                --------------
                                                    5,161,000
                                                --------------
              INSURANCE SERVICES (4.5%)
    15,119    Aegon NV                              1,355,040
    42,187    American International Group          4,587,836
    36,000    Chubb Corp.                           2,722,500
    40,000    Equitable Cos., Inc.                  1,990,000
    26,500    St. Paul Cos.                         2,174,656
                                                --------------
                                                   12,830,032
                                                --------------
              MACHINERY (3.1%)
    48,000    Caterpillar, Inc.                     2,331,000
    30,000    Deere & Company                       1,749,375
    53,500    Hardinge Inc.                         1,992,875
    43,000    Modine Manufacturing Inc.             1,467,375
    54,000    Stewart & Stevenson                   1,377,000
                                                --------------
                                                    8,917,625
                                                --------------
              MEDIA AND PUBLISHING (0.6%)
    55,000    CBS                                   1,619,063
                                                --------------

              MEDICAL AND RELATED (4.6%)
    35,000    Allegiance Corp.                      1,240,313
    37,500    Baxter International                  1,891,406
    41,500  * Cephalon Inc.                           472,063
    66,000    Columbia HCA Healthcare Corp.         1,955,250
    50,700  * Foundation Health Corp.               1,134,412
    30,000  * Humana Inc.                             622,500
    15,200  * National Healthcare-LP                  851,200
    76,313    Quorum Health Group Inc.              1,993,664
    50,000  * Sola Industries                       1,625,000
    28,000    United Healthcare Corp.               1,391,250
                                                --------------
                                                   13,177,058
                                                --------------
              METALS AND MINING (1.8%)
     7,000    Amcast Industrial Corp.                 160,563
    25,000    Crown Cork & Seal Co.                 1,253,125
    16,000    Phelps Dodge Corp.                      996,000
    89,000    Worthington Industries                1,468,500
    43,800    Wolverine Tube, Inc.                  1,357,800
                                                --------------
                                                    5,235,988
                                                --------------

              OIL, ENERGY AND NATURAL GAS (10.0%)
    65,000  * Belco Oil & Gas                       1,222,813
    65,500    Camco International, Inc.             4,171,531
    27,000    Chevron Corp.                         2,079,000
    13,000    Coastal Corp.                           805,188
    40,000    Kerr-McGee Corp.                      2,532,500
   125,000  * Louis Dreyfus Natural Gas             2,335,938
    38,000    National Propane Partners               805,125


                                                        MARKET
   SHARES             COMMON STOCK                      VALUE
----------------------------------------------------------------
               OIL, ENERGY AND NATURAL GAS (CONT.)
    30,000   * Offshore Logistics Inc.                 $641,250
    35,000     Pacific Gulf Properties                  831,250
    85,000     Santa Fe Energy Resources                956,250
    40,000     Schlumberger, Ltd.                     3,220,000
   110,000   * Tesoro Petroleum                       1,705,000
    28,000     UGI Corp.                                820,750
    47,850     Ultramar Diamond Shamrock              1,525,218
    45,000     Westcoast Energy, Inc.                 1,035,000
   102,000     Williams Cos. Inc.                     2,894,250
    92,500     Wiser Oil                              1,306,562
                                                ----------------
                                                     28,887,625
                                                ----------------
               REAL ESTATE AND LEASING (3.3%)
    32,500     Berkshire Realty                         390,000
    28,000     Camden Property Trust REIT               868,000
    76,000     Commercial Net Lease Realty            1,358,500
    37,500     First Industrial Realty Trust          1,354,688
    16,400     Great Lakes REIT                         318,775
    55,000     Healthcare Realty Trust                1,591,562
    67,250     Liberty Property Trust                 1,920,828
    29,500     National Health Investors, Inc.        1,235,312
    18,500     Regency Realty Corp.                     512,219
                                                ----------------
                                                      9,549,884
                                                ----------------
               RESTAURANTS (0.3%)
    84,000   * Buffets, Inc.                            787,500
                                                ----------------


               RETAIL (0.1%)
    35,000   * Ridgeview Inc.                           218,750
                                                ----------------


               TEXTILES AND RELATED (0.8%)
    25,000     Oxford Industries, Inc.                  812,500
    47,000     Warnaco Group, Cl. A                   1,474,625
                                                ----------------
                                                      2,287,125
                                                ----------------
               TRANSPORTATION AND EQUIPMENT (4.9%)
    44,000   * Atlas Air Inc.                         1,056,000
    48,000   * Avondale Industries Inc.               1,425,000
    26,000     Burlington Northern, Inc.              2,416,375
    30,000     CNF Transportation Inc.                1,151,250
    29,649     Halter Marine Group Inc.                 856,115
    33,750     Illinois Central Corp.                 1,149,609
    75,000     Norfolk Southern Corp.                 2,310,938
    56,800     Trinity Industries                     2,534,700
    49,000   * Wisconsin Central Transportation       1,145,375
                                                ----------------
                                                     14,045,362
                                                ----------------
               UTILITIES (0.6%)
    27,500     FPL Group, Inc.                        1,627,656
                                                ----------------

               TOTAL COMMON STOCKS
                  (87.0%) (COST  $144,544,465)     $250,750,814
                                                ----------------

                                                       MARKET
    SHARES                      WARRANTS                VALUE
---------------------------------------------------------------------
    95,000     Medar Warrants $6.86                     $40,850
                                                   -------------

               TOTAL WARRANTS
                 (0.0%) (COST  $40,850)                 $40,850
                                                   -------------


                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

                                                     MARKET
  SHARES         PREFERRED STOCK                     VALUE
--------------------------------------------------------------
             BANKING (0.3%)
   30,000    National Australia Bank LTD            $853,125
                                               --------------

             COMPUTER & RELATED (0.1%)
   24,000    General Datacommunications              378,000
                                               --------------

             FINANCIAL SERVICES (0.1%)
   11,000    Money Store 6.5%                        242,688
                                               --------------

             METALS AND MINING (0.4%)
   50,000    Freeport McMoRan Copper & Gold,
                Series B                           1,200,000
                                               --------------

             OIL AND GAS (0.3%)
   15,000    Howell Corp., $3.50 Series A            828,750
                                               --------------

             REAL ESTATE (0.2%)
   20,000    Oasis Residential Inc. Series A
                cum., conv.                          512,500
                                               --------------

             TOTAL PREFERRED STOCK
                (1.4%) (COST  $4,737,838)         $4,015,063
                                               --------------

     FACE                                             MARKET
    AMOUNT              CONVERTIBLE DEBENTURES        VALUE
----------------------------------------------------------------
              BANKING (0.2%)
  $400,000    First State Bancorp, 7.500%
                 conv. debentures, due 04-30-17      $519,500
                                                --------------


              ELECTRICAL EQUIPMENT (0.4%)
 1,100,000    Richey Electric, 7.000%
                 conv. debentures, due 03-01-06     1,083,500
                                                --------------

              INDUSTRIAL SERVICES (0.1%)
   475,000    Medar Inc. 12.95%
                 conv. debentures, due 06-30-05       434,150
                                                --------------

              METAL FABRICATING (0.3%)
   900,000    INCO, Ltd., 7.750% conv.
                 subordinated debentures,
                 due 03-15-16                         878,625
                                                --------------

              OIL, ENERGY AND NATURAL GAS (0.2%)
   500,000    Offshore Log, 6.000%
                 debentures due 12-15-06              577,500
                                                --------------

              TOTAL CONVERTIBLE
                 (1.2%) (COST $3,334,150)          $3,493,275
                                                --------------


        FACE                                             MARKET
       AMOUNT          SHORT-TERM NOTES                   VALUE
------------------------------------------------------------------
                    AUTOMOTIVE AND RELATED (3.1%)
     $3,000,000     Ford Motor ST
                       6.000%  01-07-98                $2,997,000
      3,862,000     General Motors
                       5.900%  01-09-98                 3,856,936
      2,155,000     General Motors
                       6.160%  01-09-98                 2,152,050
                                                     ------------
                                                        9,005,986
                                                     ------------
                    ELECTRICAL EQUIPMENT (0.6%)
      1,705,000     G.E. Capital
                       5.920%  01-05-98                 1,703,879
                                                     ------------


                    FINANCIAL SERVICES (3.6%)
      3,602,000     American Express
                       5.850%  01-06-98                 3,599,073
      1,401,000     CIT Group Holdings
                       5.550%  01-02-98                 1,400,784
      1,237,000     Heller Financial
                       6.150%  01-09-98                 1,235,309
      4,025,000     Household Finance
                       6.080%  01-02-98                 4,024,320
                                                     ------------
                                                       10,259,486
                                                     ------------
                    INSURANCE SERVICES (1.3%)
      3,895,000     Prudential Funding
                        6.010%  01-08-98                3,890,448
                                                     ------------

                    RETAIL (1.8%)
      5,144,000     Sears Roebuck
                        5.900%  01-09-98                5,137,256
                                                      -----------

                    TOTAL SHORT-TERM NOTES
                        (10.4%)  (COST $29,997,056)   $29,997,055
                                                      -----------

                    TOTAL HOLDINGS
                        (COST  $182,654,359)(a)      $288,297,057
                                                     ============


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                             DECEMBER 31, 1997

ASSETS:
 Investments in securities at market
  value (note 1) (cost $182,654,359) ......        $288,297,057
 Cash in bank .............................               8,487
 Receivable for fund shares sold...........             340,861
 Receivable for fund securities sold.......             512,287
 Dividends and accrued interest receivable              448,925
 Other ....................................              16,212
                                                  -------------
  Total assets ............................         289,623,829
                                                  -------------
LIABILITIES:
 Payable for securities purchased..........             729,196
 Payable for shares redeemed...............             634,602
 Payable for investment management
  services (note 3) .......................             136,342
 Other accrued expenses ...................              51,514
                                                  -------------
  Total liabilities .......................           1,551,654
                                                  -------------
Net assets at market value                         $288,072,175
                                                  =============
NET ASSETS CONSIST OF:
 Par value, $1 per share ..................          $8,129,279
 Paid-in capital in excess of par value ...         174,223,941
 Accumulated undistributed net realized
  gain on investments ....................               73,823
 Net unrealized appreciation on investments
  (note 1).................................         105,642,698
 Undistributed net
  investment income .......................               2,434
                                                  -------------

Net assets at market value                         $288,072,175
                                                  =============

Shares outstanding (note 4)................           8,129,279

Net asset value per share..................              $35.44
                                                  =============

STATEMENT OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Interest.............................    $1,953,815
 Dividends............................     3,627,716
                                         -----------
  Total investment income.............     5,581,531
                                         -----------
EXPENSES:
 Management fees (note 3).............     1,431,415
 Custodian fees (note 3)..............        53,800
 Directors' fees (note 3) ............        11,520
 Professional fees....................        34,560
 Accounting and transfer agent fees...       195,403
 Other................................        54,729
                                         -----------
  Total expenses......................     1,781,427
                                         -----------
  Net investment income...............    $3,800,104
                                         -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from investments ..   $13,144,695
 Net increase in unrealized
  appreciation on investments ........    26,148,841
                                         -----------
   Net gain on investments............    39,293,536
                                         -----------
   Net increase in net
   assets from operations.............   $43,093,640
                                         ===========


The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                                                                                        YEAR ENDED             YEAR ENDED
                                                                                         12-31-97               12-31-96
                                                                                        ----------             ----------
From operations:
 Net investment income ..............................................................     $3,800,104           $3,269,213
 Realized gain on investments .......................................................     13,144,695            2,116,393
 Unrealized gain on investments .....................................................     26,148,841           29,110,600
                                                                                         -----------          -----------
   Net increase in assets from operations............................................     43,093,640           34,496,206
                                                                                         -----------          -----------
Dividends and distributions to shareholders:
 Dividends paid from net investment income ..........................................     (4,788,921)          (3,065,136)
 Capital gains distributions ........................................................    (15,187,264)          (5,341,756)
                                                                                         -----------          -----------
   Total dividends and distributions ................................................    (19,976,185)          (8,406,892)
                                                                                         -----------          -----------
From capital share transactions (note 4):
 Received from shares sold ..........................................................     38,790,194           37,139,279
 Received from dividends reinvested .................................................     19,976,185            8,406,892
 Paid for shares redeemed ...........................................................    (26,588,013)         (14,554,329)
                                                                                         -----------          -----------
  Increase in net assets derived from capital share transactions.....................     32,178,366           30,991,842
                                                                                         -----------          -----------
    Increase in net assets ..........................................................     55,295,821           57,081,156
Net Assets:
 Beginning of period ................................................................    232,776,354          175,695,198
                                                                                         -----------          -----------
 End of period (a) ..................................................................   $288,072,175         $232,776,354
                                                                                        ============         ============
(a) Includes undistributed net investment income of..................................         $2,434             $991,250
                                                                                        ============         ============

FINANCIAL HIGHLIGHTS

                                                                              YEARS ENDED DECEMBER 31,
                                                                      1997        1996       1995      1994      1993
                                                                     ------      ------     ------    ------    ------
Per share data:
Net asset value, beginning of period.............................    $32.30      $28.58     $23.20    $23.90    $21.63
Income from investment operations:
 Net investment income...........................................      0.51        0.47       0.50      0.45      0.41
 Net realized and unrealized gain (loss) on investments .........      5.24        4.58       5.65     (0.39)     2.57
                                                                     ------      ------     ------    ------    ------
  Total income from investment operations........................      5.75        5.05       6.15      0.06      2.98
                                                                     ------      ------     ------    ------    ------
Less distributions:
 Dividends from net investment income ...........................     (0.63)      (0.46)     (0.39)    (0.44)    (0.42)
 Distributions from net realized capital gains...................     (1.98)      (0.87)     (0.38)    (0.32)    (0.29)
                                                                     ------      ------     ------    ------    ------
  Total distributions............................................     (2.61)      (1.33)     (0.77)    (0.76)    (0.71)
                                                                     ------      ------     ------    ------    ------
Net asset value, end of period...................................    $35.44      $32.30     $28.58    $23.20    $23.90
                                                                     ======      ======     ======    ======    ======

Total return.....................................................     18.17%      18.35%     27.20%     0.25%    14.09%

Ratios and supplemental data:
 Ratio of expenses to average net assets ........................      0.67%       0.73%      0.73%     0.62%     0.63%
 Ratio of net investment income to average net assets ...........      1.43%       1.60%      1.90%     1.90%     1.91%
Portfolio turnover rate..........................................        19%         11%        14%        8%       18%
Average commission rate (a) .....................................     $0.07       $0.07         NR        NR        NR

Net assets at end of period (millions)...........................    $288.1      $232.8     $175.7    $123.3    $109.9

(a) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

(NR) Not required prior to 1996.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS                                     DECEMBER 31, 1997

      FACE                                              MARKET
     AMOUNT         SHORT-TERM NOTES                     VALUE
-----------------------------------------------------------------
               AUTOMOTIVE AND RELATED (10.6%)
  $1,080,000   Ford Motor Acceptance Corp.
                  5.510%  01-05-98                    $1,079,339
   1,021,000   General Motors Acceptance Corp.
                  5.580%  02-02-98                     1,015,936
   1,000,000   Hertz Corporation
                  5.530%  01-09-98                       998,771
                                                     ------------
                                                       3,094,046
                                                     ------------
               CHEMICALS (3.7%)
   1,100,000   Monsanto
                  5.500%  04-01-98                     1,084,875
                                                     ------------
               COMMUNICATIONS (3.4%)
   1,006,000   AT&T Corp.
                  5.700%  01-21-98                     1,002,814
                                                     ------------
               COMPUTER AND RELATED (3.4%)
     613,000   International Business Machines
                  5.740%  01-26-98                       610,557
     380,000   International Business Machines
                  5.730%  02-04-98                       377,944
                                                     ------------
                                                         988,501
                                                     ------------
               CONTAINERS (1.1%)
     310,000   Crown Cork & Seal
                  6.000%  03-12-98                       306,383
                                                     ------------

               ELECTRICAL EQUIPMENT (11.8%)
   1,250,000   Avnet, Inc.
                  5.780%  02-19-98                     1,240,166
   1,022,000   GE Capital
                  5.850%  01-28-98                     1,017,516
   1,194,000   GTE Capital
                  6.250%  02-06-98                     1,186,394
                                                     ------------
                                                       3,444,076
                                                     ------------
               ENTERTAINMENT AND LEISURE (2.6%)
     747,000   Walt Disney
                  5.520%  01-02-98                       746,885
                                                     ------------
               FOOD AND RELATED (3.8%)
   1,100,000   Coca-Cola
                  5.660%  01-23-98                     1,096,195
                                                     ------------
               INDUSTRIAL SERVICES (3.8%)
     930,000   Fluor Corp.,
                  5.780%  01-30-98                       925,670
     190,000   Growmark Inc.
                  5.800%  01-05-98                       189,877
                                                     ------------
                                                       1,115,547
                                                     ------------


    FACE                                             MARKET
   AMOUNT          SHORT-TERM NOTES                  VALUE
-------------------------------------------------------------
            FINANCIAL SERVICES (20.9%)
$1,200,000  American Express Credit
               5.750%  01-27-98                  $1,195,017
   276,000  Associates Corp.
               5.750%  01-16-98                     275,339
   665,000  Cigna Corp.
               5.900%  01-29-98                     661,948
 1,050,000  Heller Financial Services
               5.620%  01-20-98                   1,046,886
   400,000  Household Finance Corp.
               5.800%  01-09-98                     399,484
   810,000  Household Finance Corp.
               5.540%  01-12-98                     808,629
   821,000  John Deere Capital Corp.
               5.510%  01-07-98                     820,246
   900,000  LGE Capital Corp. (b)
               5.750%  03-23-98                     888,356
                                               -------------
                                                  6,095,905
                                               -------------
            INSURANCE SERVICES (11.1%)
   960,000  American General Finance
               5.650%  02-12-98                     953,672
 1,100,000  MetLife Funding
               5.690%  01-22-98                   1,096,349
 1,198,000  Prudential Funding Corp.
               5.820%  01-08-98                   1,196,644
                                               -------------
                                                  3,246,665
                                               -------------
            MEDICAL AND RELATED (6.6%)
 1,000,000  Allergan Inc.
               6.050%  02-17-98                     992,101
   933,000  Schering Corp.
               5.650%  02-03-98                     928,168
                                               -------------
                                                  1,920,269
                                               -------------
            RETAIL (10.3%)
 1,126,000  Sears Roebuck Acceptance Corp.
               5.650%  01-14-98                   1,123,703
   974,000  Southland
               5.780%  01-20-98                     971,029
   919,000  Winn-Dixie
               5.500%  01-06-98                     918,298
                                               -------------
                                                  3,013,030
                                               -------------
            UTILITIES (6.9%)
   900,000  Houston Industries (b)
               5.800%  01-09-98                     898,840
 1,108,000  Interstate Power
               5.840%  01-13-98                   1,105,843
                                               -------------
                                                  2,004,683
                                               -------------

            TOTAL HOLDINGS
            (COST $29,159,874) (a)              $29,159,874
                                               =============

(a) Also represents cost for Federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,787,196 or 6.1% of net assets.



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                               DECEMBER 31, 1997

Assets:
 Investments in securities at market
  value (note 1) (cost $29,159,874).........         $29,159,874
 Cash in bank ..............................                  73
 Receivable for fund shares sold............           1,816,815
 Other .....................................               1,650
                                                   -------------
  Total assets .............................          30,978,412
                                                   -------------
Liabilities:
 Payable for investment management
  services (note 3) ........................               6,125
 Dividends payable .........................                  27
 Payable for shares redeemed ...............           1,826,638
 Other accrued expenses ....................               4,009
                                                   -------------
  Total liabilities ........................           1,836,799
                                                   -------------
Net assets at market value                           $29,141,613
                                                   =============
Net assets consist of:
 Par value, $1 per share ...................          $2,914,161
 Paid-in capital in excess of par value ....          26,227,452
                                                   -------------

Net assets at market value                           $29,141,613
                                                   =============

Shares outstanding (note 4).................           2,914,161

Net asset value per share...................              $10.00
                                                   =============


STATEMENT OF OPERATIONS
                     YEAR ENDED DECEMBER 31, 1997

Investment income:
 Interest............................ $1,331,745
                                     -----------
Expenses:
 Management fees (note 3)............     71,176
 Custodian fees (note 3).............      5,000
 Directors' fees (note 3)............        960
 Professional fees...................      2,963
 Accounting and transfer agent fees..     17,078
 Other...............................      4,673
                                     -----------
  Total expenses.....................    101,850
  Less fees waived (note 3) .........    (11,867)
                                     -----------
   Net expenses .....................     89,983
                                     -----------
  Net investment income ............. $1,241,762
                                     -----------
   Net increase in net
   assets from operations............ $1,241,762
                                     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                                                                                         YEAR ENDED      YEAR ENDED
                                                                                          12-31-97        12-31-96
                                                                                         ----------      ----------
From operations:
 Net investment income .............................................................     $1,241,762        $979,842
                                                                                        -----------     -----------

Dividends and distributions to shareholders:
 Dividends paid from net investment income .........................................     (1,241,762)       (979,842)
                                                                                        -----------     -----------

From capital share transactions (note 4):
 Received from shares sold .........................................................     40,064,944      28,544,523
 Received from dividends reinvested ................................................      1,241,762         979,842
 Paid for shares redeemed ..........................................................    (37,676,423)    (19,728,821)
                                                                                        -----------     -----------
  Increase in net assets derived from capital share transactions....................      3,630,283       9,795,544
                                                                                        -----------     -----------

    Increase in net assets .........................................................      3,630,283       9,795,544
Net Assets:
 Beginning of period ...............................................................     25,511,330      15,715,786
                                                                                        -----------     -----------

 End of period......................................................................    $29,141,613     $25,511,330
                                                                                        ===========     ===========


FINANCIAL HIGHLIGHTS

                                                                    YEARS ENDED DECEMBER 31,
                                                       1997     1996         1995         1994          1993
                                                      ------   ------       ------        ------       ------
Per share data:
Net asset value, beginning of period................. $10.00   $10.00       $10.00        $10.00       $10.00
Income from investment operations:
 Net investment income...............................   0.52     0.50         0.54          0.39         0.27
                                                      ------   ------       ------        ------       ------
Less distributions:
 Dividends from net investment income ...............  (0.52)   (0.50)       (0.54)        (0.39)       (0.27)
                                                      ------   ------       ------        ------       ------
Net asset value, end of period....................... $10.00   $10.00       $10.00        $10.00       $10.00
                                                      ======   ======       ======        ======       ======

Total return.........................................   5.37%    5.17%        5.62%         4.00%        2.71%

Ratios net of fees waived by advisor (a):
 Ratio of expenses to average net assets ............   0.38%    0.44%        0.44%         0.39%        0.53%
 Ratio of net investment income to average net assets   5.11%    4.98%        5.39%         3.69%        2.71%
Ratios assuming no fees waived by advisor:
 Ratio of expenses to average net assets ............   0.43%    0.49%        0.55%         0.59%        0.63%
 Ratio of net investment income to average net assets   5.06%    4.93%        5.27%         3.51%        2.60%

Net assets at end of period (millions)...............  $29.1    $25.6        $15.7         $13.1        $19.1


(a) On and after June 17, 1993, the advisor has waived part of the management fee to the extent such fee exceeds an annual rate of 0.25% of the Money Market Portfolio's daily net asset value.



   The accompanying notes are an integral part of these financial statements.

BOND PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital.


PERFORMANCE AS OF DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   9.28%
Three-year                                10.45%
Five-year                                  7.48%
Ten-year                                   8.30%
Since inception (11/2/82)                  8.70%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.



COMMENTS

The Bond Portfolio returned 9.28% in 1997 versus 7.87% for the Lehman Brothers Government/Corporate Intermediate Bond Index. The portfolio has a slightly longer maturity structure than the index and benefited from the overall decline in interest rates during 1997.

The portfolio should perform in line with the index during 1998 if we are correct in forecasting less volatility in interest rates than was the case in 1997. Remember that past performance is not necessarily predictive of future results.

CHANGE IN VALUE OF $10,000 INVESTMENT

                                  1997
Bond Portfolio                  $23,528
Lehman Bros. Government/Corp.
 Index-Intermediate             $24,271


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                                % Net Assets
1.  Anixter 8.00% 09/15/2003                         4.8
2.  Colonial 8.05% 7/15/2006                         4.5
3.  Texas Utilities 7.48% 1/1/2017                   3.4
4.  Mississippi Chemical Corp 7.25% 11/15/2017       3.2
5.  ITT Dest 6.75% 11/15/05                          3.1
6.  Mississippi Power & Light 8.80% 4/1/05           2.5
7.  Pioneer 8.50% 08/01/2006                         2.4
8.  Northwest Airlines 8.07%  1/2/15                 2.4
9.  Great Lakes 8.90% 12/1/99                        2.4
10. Mobile Energy 8.665% 1/1/17                      2.4

TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997

                                              % of Net Assets
Utilities                                          15.2
Oil, Energy, and Natural Gas                       11.3
Electrical Equipment                                9.2
Real Estate and Leasing                             7.1
Transportation and Equipment                        5.2

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

    FACE                                               MARKET
   AMOUNT      LONG-TERM BONDS & NOTES                 VALUE
-------------------------------------------------------------------

             GOVERNMENT (2.4%)
  $500,000   U.S. Treasury Note
                7.875%  11-15-99                      $519,376
                                                  -------------

             AUTOMOTIVE AND RELATED (2.9%)
   100,000   Arvin Industries
                10.000%  08-01-00                      107,533
   500,000   GMAC
                8.400%  10-15-99                       519,699
                                                  -------------
                                                       627,232
                                                  -------------
             CHEMICALS (3.2%)
   700,000   Mississippi Chemical Corp.
                7.250%  11-15-17                       702,849
                                                  -------------
             COMMUNICATIONS (2.2%)
   200,000   Comcast Cable Communications
               8.375%  05-01-07                        223,107
   250,000   Tele-Communications, Inc.
                8.250%  01-15-03                       267,592
                                                  -------------
                                                       490,699
                                                  -------------
             COMPUTER AND RELATED (2.1%)
   300,000   Apple Computer Inc.
                6.500%  02-15-04                       250,500
   200,000   Comdisco, Inc.
                7.750%  09-01-99                       205,163
                                                  -------------
                                                       455,663
                                                  -------------
             CONSUMER GOODS (2.5%)
   200,000   RJR Nabisco Inc.
                8.750%  04-15-04                       215,149
   300,000   RJR Nabisco Inc.
                8.625%  12-01-02                       319,457
                                                  -------------
                                                       534,606
                                                  -------------
             ELECTRICAL EQUIPMENT (9.2%)
 1,000,000   Anixter Intl.
                8.000%  09-15-03                     1,051,395
   500,000   Pioneer
                8.500%  08-01-06                       530,601
   400,000   Tektronix Inc.
                7.500%  08-01-03                       416,960
                                                  -------------
                                                     1,998,956
                                                  -------------
             FINANCIAL SERVICES (3.5%)
   250,000   Aristar Inc.
                5.750%  07-15-98                       249,831
   500,000   St. Paul Bancorp Inc.
               7.125%  02-15-04                        509,922
                                                  -------------
                                                       759,753
                                                  -------------
             FORESTRY AND PAPER PRODUCTS (3.9%)
   300,000   Boise Cascade Co.
                9.850%  06-15-02                       338,356
   250,000   Champion International
                7.700%  12-15-99                       257,168
   250,000   ITT Rayonier Inc.
                7.500%  10-15-02                       262,424
                                                  -------------
                                                       857,948
                                                  -------------
             FOOD AND RELATED (2.3%)
   500,000   Gruma, SA de C.V.
                7.625%  10-15-07                       492,329
                                                  -------------



  FACE                                                 MARKET
 AMOUNT       LONG-TERM BONDS & NOTES                   VALUE
-------  -------------------------------------------------------

           GOVERNMENT (FOREIGN) (2.2%)
$200,000   British Columbia
              7.000%  01-15-03                        $207,976
 250,000   Province of Quebec
              8.625%  01-19-05                         281,493
                                                   ------------
                                                       489,469
                                                   ------------
           HOTEL/LODGING (4.6%)
 700,000   ITT Destinations
             6.750%  11-15-05                          674,428
 300,000   Marriott International
              7.875%  04-15-05                         323,937
                                                   ------------
                                                       998,365
                                                   ------------
           HOUSING, FURNITURE AND RELATED (0.8%)
 140,000   Armstrong World
              9.750%  04-15-08                         175,282
                                                   ------------

           INSURANCE (3.1%)
 250,000   Continental Corp.
              7.250%  03-01-03                         258,340
 400,000   Transamerica Finance Corp.
              7.500%  03-15-04                         420,482
                                                   ------------
                                                       678,822
                                                   ------------
           MEDICAL AND RELATED (2.6%)
 250,000   Bergen Brunswig
              7.375%  01-15-03                         261,052
 300,000   Cardinal Health Inc.
              6.500%  02-15-04                         302,808
                                                   ------------
                                                       563,860
                                                   ------------
           METALS AND MINING (2.3%)
 500,000   Cyprus Minerals
              6.625%  10-15-05                         499,199
                                                   ------------



           OIL, ENERGY AND NATURAL GAS (11.3%)
 200,000   Atlantic Richfield
              8.550%  03-01-12                         241,529
 100,000   DeKalb Energy
              9.875%  07-15-00                         108,120
 400,000   Dresser Industries, Inc.
              6.250%  06-01-00                         402,562
 125,000   Marathon Oil
              7.000%  06-01-02                         127,516
 480,937   Mobile Energy Services Co.
              8.665%  01-01-17                         519,297
 400,000   PDV America, Inc.
              7.875%  08-01-03                         414,481
 140,000   Shell Oil Co.
              6.950%  12-15-98                         141,423
 500,000   System Energy
              7.800%  08-01-00                         508,059
                                                   ------------
                                                     2,462,987
                                                   ------------
           REAL ESTATE (7.1%)
 300,000   Avalon Properties Inc.
              7.375%  09-15-02                         308,221
 900,000   Colonial Realty
              8.050%  07-15-06                         977,826
 250,000   Sun Communities
              7.625%  05-01-03                         261,225
                                                   ------------
                                                     1,547,272
                                                   ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

    FACE                                           MARKET
   AMOUNT      LONG-TERM BONDS & NOTES             VALUE
-----------------------------------------------------------

             RESTAURANTS (2.3%)
  $500,000   Wendy's Inc.
                6.350%  12-15-05                  $495,750
                                              -------------

             TRANSPORTATION (5.2%)
   250,000   American President Cos., Ltd.
                7.125%  11-15-03                   245,663
   350,000   Illinois Central Gulf Railroad
                6.750%  05-15-03                   356,112
   495,731   Northwest Airlines
                8.070%  01-02-15                   528,529
                                              -------------
                                                 1,130,304
                                              -------------
             UTILITIES (15.2%)
   200,000   Cleveland Electric Illum.
                7.625%  08-01-02                   206,800
   500,000   Great Lakes Power Inc.
                8.900%  12-01-99                   523,246
   250,000   Kansas Gas & Electric
                8.290%  03-29-16                   268,628
   550,000   Mississippi Power & Light
                8.800%  04-01-05                   552,404
   375,000   New Orleans Public Service Co.
                8.670%  04-01-05                   378,754
   200,000   Old Dominion Electric Co-op
                8.760%  12-01-22                   228,161
   200,000   Sprint Corp.
                8.125%  07-15-02                   214,800
   700,000   Texas Utilities Electric Co.
                7.480%  01-01-17                   731,224
   200,000   Toledo Edison Co.
                7.875%  08-01-04                   209,660
                                              -------------
                                                 3,313,677
                                              -------------
             TOTAL LONG-TERM BONDS & NOTES
               (90.9%) (COST  $19,074,374)     $19,794,398
                                              -------------

                                                        MARKET
     SHARES      WARRANTS                               VALUE
----------------------------------------------------------------------
       500   Plastic Specialties                          $500
                                                  -------------
             TOTAL WARRANTS
                (0.0%)  (COST  $0)                        $500
                                                  -------------

                                                       MARKET
     SHARES      PREFERRED STOCK                       VALUE
---------------------------------------------------------------
             UTILITIES (1.5%)
    12,000   GTE Delaware, 8.750%, Series B           $318,000
                                                  -------------

             TOTAL PREFERRED STOCKS
                (1.5%)  (COST  $300,000)              $318,000
                                                  -------------


   FACE                                             MARKET
  AMOUNT            SHORT-TERM NOTES                  VALUE
---------------------------------------------------------------
             AUTOMOTIVE AND RELATED (1.6%)
  $200,000   Ford Motor Credit Co.
                6.150% 01-02-98                       $199,966
   150,000   General Motors Acceptance
                6.150% 01-06-98                        149,872
                                                  -------------
                                                       349,838
                                                  -------------
             FINANCE (2.9%)
   378,000   American Express Credit
                5.830%  01-08-98                       377,571
   263,000   Household Finance
                6.100%  01-07-98                       262,733
                                                  -------------
                                                       640,304
                                                  -------------
             TOTAL SHORT-TERM NOTES
                (4.5%) (COST  $990,142)               $990,142
                                                  -------------

             TOTAL HOLDINGS
                (COST  $20,364,516)(A)             $21,103,040
                                                  =============

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                   DECEMBER 31, 1997

Assets:
 Investments in securities at market
  value (note 1) (cost $20,364,516).................     $21,103,040
 Cash in bank ......................................           1,165
 Receivable for fund shares sold....................         258,758
 Dividends and accrued interest receivable .........         420,082
 Other .............................................           1,377
                                                         -----------
  Total assets .....................................      21,784,422
                                                         -----------
Liabilities:
 Payable for investment management
  services (note 3) ................................          11,513
 Other accrued expenses ............................           5,879
                                                         -----------
  Total liabilities ................................          17,392
                                                         -----------
Net assets at market value                               $21,767,030
                                                         ===========
Net assets consist of:
 Par value, $1 per share ...........................      $2,038,526
 Paid-in capital in excess of par value ............      19,030,792
 Accumulated undistributed net realized
  loss on investments (note 1) .....................         (44,128)
 Net unrealized appreciation on investments (note 1)         738,524
 Undistributed net investment income ...............           3,316
                                                        ------------
Net assets at market value                               $21,767,030
                                                        ============

Shares outstanding (note 4).........................       2,038,526

Net asset value per share...........................          $10.68
                                                        ============

STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

Investment income:
 Interest................................   $1,469,892
 Dividends...............................       42,699
                                            ----------
  Total investment income................    1,512,591
                                            ----------
Expenses:
 Management fees (note 3)................      121,188
 Custodian fees (note 3).................        5,000
 Directors' fees (note 3)................          840
 Professional fees.......................        2,534
 Accounting and transfer agent fees .....       23,717
 Other...................................        4,214
                                            ----------
  Total expenses.........................      157,493
                                            ----------
  Net investment income .................   $1,355,098
                                            ----------
Realized and unrealized gain on investments:
 Net realized gain from investments .....      $38,573
 Net increase in unrealized
  appreciation on investments ...........      399,815
                                            ----------
   Net gain on investments...............      438,388
                                            ----------
   Net increase in net
   assets from operations................   $1,793,486
                                            ==========





   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 YEAR ENDED       YEAR ENDED
                                                                                                  12-31-97         12-31-96
                                                                                                 ----------       ----------
From operations:
 Net investment income ...................................................................       $1,355,098       $1,278,401
 Realized gain on investments ............................................................           38,573            2,392
 Unrealized gain (loss) on investments ...................................................          399,815         (518,569)
                                                                                                -----------      -----------
   Net increase in assets from operations.................................................        1,793,486          762,224
                                                                                                -----------      -----------

Dividends and distributions to shareholders:
 Dividends paid from net investment income ...............................................       (1,690,155)      (1,230,887)
                                                                                                -----------      -----------

From capital share transactions (note 4):
 Received from shares sold ...............................................................        6,831,247        6,923,633
 Received from dividends reinvested ......................................................        1,690,155        1,230,887
 Paid for shares redeemed ................................................................       (7,636,590)      (4,971,363)
                                                                                                -----------      -----------
  Increase in net assets derived from capital share transactions..........................          884,812        3,183,157
                                                                                                -----------      -----------

    Increase in net assets ...............................................................          988,143        2,714,494
Net Assets:
 Beginning of period .....................................................................       20,778,887       18,064,393
                                                                                                -----------      -----------

 End of period (a) .......................................................................      $21,767,030      $20,778,887
                                                                                                ===========      ===========

(a) Includes undistributed net investment income of.......................................           $3,316         $338,373
                                                                                                ===========      ===========


Financial Highlights

                                                                               YEARS ENDED DECEMBER 31,
                                                                 1997     1996     1995          1994        1993
                                                                ------   ------   ------        -----       ------
Per share data:
Net asset value, beginning of period........................... $10.62   $10.93    $9.70       $10.87       $10.45
Income (loss) from investment operations:
 Net investment income.........................................   0.71     0.69     0.70         0.67         0.69
 Net realized and unrealized gain (loss) on investments .......   0.23    (0.32)    1.08        (1.07)        0.41
                                                                ------   ------   ------        -----       ------
  Total income (loss) from investment operations...............   0.94     0.37     1.78        (0.40)        1.10
                                                                ------   ------   ------        -----       ------
Less distributions:
 Dividends from net investment income .........................  (0.88)   (0.68)   (0.55)       (0.69)       (0.68)
 Distributions from net realized capital gains.................   0.00     0.00     0.00        (0.08)        0.00
                                                                ------   ------   ------        -----       ------
  Total distributions..........................................  (0.88)   (0.68)   (0.55)       (0.77)       (0.68)
                                                                ------   ------   ------        -----       ------
Net asset value, end of period................................. $10.68   $10.62   $10.93        $9.70       $10.87
                                                                ======   ======   ======        =====       ======

Total return...................................................   9.28%    3.71%   18.90%        3.84%       10.69%

Ratios and supplemental data:
 Ratio of expenses to average net assets ......................   0.78%    0.79%    0.75%        0.63%        0.62%
 Ratio of net investment income to average net assets .........   6.67%    6.54%    6.76%        6.71%        6.33%
Portfolio turnover rate........................................     10%       3%       4%           5%          13%

Net assets at end of period (millions).........................  $21.8    $20.8    $18.1        $13.1        $12.0




   The accompanying notes are an integral part of these financial statements.

OMNI PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Omni Portfolio seeks a high level of long-term total rate of return consistent with prudent investment risks. Total return consists of current income and capital appreciation.

PERFORMANCE AS OF DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                  18.15%
Three-year                                18.78%
Five-year                                 13.47%
Ten-year                                  12.57%
Since inception (9/10/84)                 12.05%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The Omni Portfolio's performance for 1997 trailed that of the S&P 500 Index for three primary reasons. First, the portfolio's investments consist of common stocks and their equivalent, corporate and Treasury bonds and cash. This portfolio structure will not outperform the S&P 500 Index in a strong large-cap-led stock market. Second, the common stock portion of the portfolio (approximately 65%) consists of small-, medium- and large-capitalization stocks. Small- and mid-sized equities have generally not kept pace with the larger companies. Finally, the cash position of the portfolio (approximately 17%) both helped and hurt its performance during the fourth quarter of the year. It cushioned the effects of the stock market correction, but also didn't participate in the year-end stock bounce or the bond rally during the quarter.
   Looking forward, we expect continued volatility in the equity markets. Continued strong cash flows into mutual funds could push markets higher. Concerns about slowing profit growth and economic uncertainty in emerging growth areas and its impact on the rest of the world could cause sharp sell-offs. We expect equity returns to gravitate toward their long-term averages. Fixed-income instruments should continue to provide steady results.

CHANGE IN VALUE OF $10,000 INVESTMENT

                     OMNI PORTFOLIO        S&P 500 INDEX
'88
'87
'88
'89
'90
'91
'92
'93
'94
'95
'96
'97                  $31,687               $54,169

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                              % of Net Assets
1.  Camco International Inc.                         1.5
2.  Ford Motor Corp.                                 1.5
3.  Owens-Illinois Inc                               1.4
4.  American International Group                     1.4
5.  Cisco Systems Inc                                1.3
6.  Chubb Corp                                       1.2
7.  US Treasury Note 7.75% 2/15/2001                 1.1
8.  General Electric Corp                            1.1
9.  Allied Signal Inc.                               1.0
10. Hewlett-Packard Co.                              1.0

TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997

                                              % of Net Assets
Oil, Energy, and Natural Gas                       11.3
Computer and Related                                7.9
Electrical Equipment                                6.1
Banking                                             4.7
Insurance Services                                  4.6
                                    19

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

    FACE                                               MARKET
   AMOUNT            LONG-TERM BONDS & NOTES           VALUE
--------------------------------------------------------------------------------
              GOVERNMENT (1.8%)
   $775,000   U.S. Treasury Note
                 6.375%  07-15-99                      $783,477
    500,000   U.S. Treasury Note
                 7.875%  11-15-99                       519,376
  2,005,000   U.S. Treasury Note
                 7.750%  02-15-01                     2,122,168
                                                     ----------
                                                      3,425,021
                                                     ----------
              AEROSPACE (0.3%)
    500,000   AAR Corp.
                 7.250%  10-15-03                       503,884
                                                     ----------

              BANKING (0.8%)
    400,000   Citified Bancorp Inc.
                 8.250%  03-01-03                       408,036
  1,000,000   Green Tree Financial Cl. A6
                 8.700%  06-15-25                     1,083,750
                                                     ----------
                                                      1,491,786
                                                     ----------
              COMMUNICATIONS (1.1%)
  1,600,000   Comcast Cable Communications
                 8.375%  05-01-07                     1,784,859
    300,000   Sprint
                 8.125%  07-15-02                       322,201
                                                     ----------
                                                      2,107,060
                                                     ----------
              COMPUTERS AND RELATED (0.3%)
    700,000   Apple Computer, Inc.
                 6.500%  02-15-04                       584,500
                                                     ----------
              CONSUMER GOODS (0.2%)
    400,000   RJR Nabisco, Inc.
                 8.750%  04-15-04                       430,298
                                                     ----------
              FOOD AND RELATED (0.4%)
    740,000   Marsh Supermarkets Inc.
                 8.875%  04-01-07                       749,250
                                                     ----------
              FORESTRY AND PAPER PRODUCTS (0.8%)
    700,000   Boise Cascade Co.
                 9.850%  06-15-02                       789,498
    500,000   Champion International
                 9.875%  06-01-00                       541,011
    250,000   ITT Rayonier, Inc.
                 7.500%  10-15-02                       262,424
                                                     ----------
                                                      1,592,933
                                                     ----------
              HOUSING, FURNITURE AND RELATED (0.1%)
    250,000   Armstrong World
                 9.750%  04-15-08                       313,005
                                                     ----------
              INDUSTRIAL SERVICES (0.2%)
    400,000   Medar Sr Sec Notes
                 12.950%  06-30-05                      365,600
                                                     ----------
              INSURANCE (0.6%)
    500,000   Continental Corp.
                 7.250%  03-01-03                       516,681
     600000   Transamerica Finance Corp.
                 7.500%  03-15-04                       630,722
                                                     ----------
                                                      1,147,403
                                                     ----------


   FACE                                               MARKET
  AMOUNT            LONG-TERM BONDS & NOTES           VALUE
             MACHINERY (0.2%)
  $500,000   ABC Rail Products Corp.
                9.125%  01-15-04                       $485,000
                                                     ----------
             MEDICAL AND RELATED (0.8%)
   500,000   Bergen Brunswig
                7.375%  01-15-03                        522,104
 1,000,000   Tenet Healthcare Corp.
                8.625%  01-15-07                      1,052,200
                                                     ----------
                                                      1,574,304
                                                     ----------
             METALS AND MINING (0.2%)
   500,000   Cyprus Minerals
                6.625%  10-15-05                        499,199
                                                     ----------
             OIL, ENERGY AND NATURAL GAS (1.7%)
   400,000   Dekalb Energy
                9.875%  07-15-00                        432,480
   350,000   Dresser Industries, Inc.
                6.250%  06-01-00                        352,242
   375,000   Marathon Oil
                7.00%  06-01-02                         382,547
   600,000   PDV America, Inc.
                7.875%  08-01-03                        621,722
   500,000   Petroleos Mexicanos Global
                8.850%  09-15-04                        496,250
   500,000   United Refining Company
                10.750%  06-15-07                       527,500
   500,000   Union Texas Petroleum
                8.250%  11-15-99                        518,000
                                                     ----------
                                                      3,330,741
                                                     ----------
             TRANSPORTATION (0.5%)
   500,000   American President Cos., Ltd.
                7.125%  11-15-03                        491,327
   400,000   Illinois Central Gulf Railroad
                6.750%  05-15-03                        406,985
                                                     ----------
                                                        898,312
                                                     ----------
             UTILITIES (1.6%)
   400,000   Cleveland Electric Illum.
                7.625%  08-01-02                        413,600
 1,000,000   Great Lakes Power
                9.000%  08-01-04                      1,104,987
   500,000   Mississippi Power & Light
                8.800%  04-01-05                        502,185
   400,000   Old Dominion Elec. Co.
                8.760%  12-01-22                        456,322
   500,000   Texas New Mexico Power Co.
                9.250%  09-15-00                        528,954
                                                     ----------
                                                      3,006,048
                                                     ----------
             TOTAL LONG-TERM BONDS & NOTES
                (11.6%) (COST  $21,565,177)         $22,504,344
                                                     ----------

   FACE                                                  MARKET
  AMOUNT                SHORT-TERM NOTES                  VALUE
--------------------------------------------------------------------------------
             AUTOMOTIVE AND RELATED (3.2%)
$3,283,000   General Motors Acceptance Corp.
                5.900%  01-09-98                     $3,277,031
 2,871,000   Ford Motor
                5.950%  01-12-98                      2,867,236
                                                     ----------
                                                      6,144,267
                                                    (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1997

    FACE                                               MARKET
   AMOUNT                SHORT-TERM NOTES              VALUE
--------------------------------------------------------------------------------
              FINANCE (9.5%)
 $1,000,000   American Express Credit Corp.
                 6.000%  01-05-98                      $999,333
  2,494,000   American Express Credit Corp.
                 5.850%  01-05-98                     2,492,379
  4,234,000   CIT Group Holding
                 5.550%  01-02-98                     4,233,347
  2,500,000   General Electric Capital
                 6.02%  01-7-98                       2,497,492
  4,798,000   Heller Financial
                 6.150%  01-08-98                     4,792,262
  1,017,000   Household Finance
                 6.100%  01-09-98                     1,015,621
  2,469,000   John Deere Capital
                 6.080%  01-07-98                     2,466,498
                                                    -----------
                                                     18,496,932
                                                    -----------
              INSURANCE (1.9%)
  3,697,000   Prudential Funding
                 5.950%  01-13-98                     3,689,668
                                                    -----------
              RETAIL (2.3%)
  3,927,000   Sears Roebuck Acceptance Corp.
                 6.000%  01-06-98                     3,923,728
    500,000   Sears Roebuck Acceptance Corp.
                 6.070%  01-06-98                       499,579
                                                    -----------
                                                      4,423,307
                                                    -----------
              TOTAL SHORT-TERM NOTES
                 (16.9%) (COST  $32,754,174)        $32,754,174
                                                    -----------
                                                       MARKET
      SHARES               COMMON STOCK                VALUE
--------------------------------------------------------------------------------
              AEROSPACE (2.4%)
     49,000   Allied Signal, Inc.                    $1,907,937
     16,456   Boeing Co.                                805,316
     21,600   Raytheon Co.                            1,090,800
     17,350   Rockwell International Corp.              906,538
                                                    -----------
                                                      4,710,591
                                                    -----------
              AUTOMOTIVE AND RELATED (3.1%)
      7,500   Arvin Industries, Inc.                    249,844
     11,700   Chrysler Corp.                            411,694
     26,000   Cooper Tire & Rubber                      633,750
      8,000   Eaton Corp.                               714,000
     58,777   Ford Motor Co.                          2,861,705
     10,000   Magna International, Inc.                 628,125
     34,000   Walbro Corp.                              456,875
                                                    -----------
                                                      5,955,993
                                                    -----------
              BANKING (3.6%)
     14,332   Charter One Financial, Inc.               904,708
     25,000   Flagstar Bancorp                          494,922
     36,000   First International Bank                  436,500
     20,000   First Union Corp.                       1,025,000
     17,500   Long Island Bancorp, Inc.                 868,437
     22,500   Mellon Bank Corp.                       1,364,063
     13,050   Nations Bank Corporation                  793,603
      7,000   Star Banc                                 401,625
     18,750   Susquehanna Bancshares, Inc.              717,188
                                                    -----------
                                                      7,006,046
                                                    -----------

                                                         MARKET
     SHARES               COMMON STOCK                    VALUE
--------------------------------------------------------------------------------
             BUSINESS SERVICES (3.4%)
    37,000  *Alternative Resources Co.                 $853,313
    55,000   First Data Corp.                         1,608,750
    30,000   Hewlett-Packard Co.                      1,875,000
    30,000  *Lo Jack Corp.                              442,500
    45,000   Manpower, Inc.                           1,586,250
     5,000   Standard Register Co.                      173,750
                                                    -----------
                                                      6,539,563
                                                    -----------
             CHEMICALS (3.1%)
    11,000   Chemitrol                                  242,000
     5,000   E I DuPont DeNemours & Co.                 300,312
    18,000   Engelhard Corp.                            312,750
    25,625   Hanson Trust PLC                           590,977
    25,000   Hercules Inc.                            1,251,563
    12,000   Lubrizol Corp.                             442,500
    20,000   Minerals Technologies Inc.                 908,750
    15,000   Monsanto Co.                               630,000
    39,000   OM Group, Inc.                           1,428,375
                                                    -----------
                                                      6,107,227
                                                    -----------
             COMMUNICATIONS (0.9%)
    65,000   Andrew Corp.                             1,560,000
    11,250   Mastec, Inc.                               257,344
                                                    -----------
                                                      1,817,344
                                                    -----------
             COMPUTER AND RELATED (7.5%)
    28,000  *3Comm Corp.                                978,250
    45,000   Cisco Systems, Inc.                      2,508,750
    34,500   Computer Associates                      1,824,188
     6,600  *Computer Sciences Corp.                    551,100
    22,000   Intel Corp.                              1,545,500
    16,000  *LSI Logic                                  316,000
    55,000   MacNeal-Schwendler Corp.                   529,375
    30,000   Mapics Inc.                                326,250
    10,000  *Microsoft Corp.                          1,292,500
    47,058  *Seagate Technology, Inc.                   905,866
    40,000  *Sun Microsystems, Inc.                   1,595,000
    36,000   Texas Instruments, Inc.                  1,620,000
    17,000  *Zebra Tech Corp. Cl. A                     505,750
                                                    -----------
                                                     14,498,529
                                                    -----------
             CONSUMER PRODUCTS (1.0%)
    41,500  *Acorn Products                             415,000
    50,000  *Sola International                       1,625,000
                                                    -----------
                                                      2,040,000
                                                    -----------
             CONTAINERS (2.0%)
    24,000   Crown Cork & Seal Co.                    1,203,000
    70,000  *Owens-Illinois, Inc.                     2,655,625
                                                    -----------
                                                      3,858,625
                                                    -----------
             DRUGS (1.2%)
    32,000  *Applied Analytical                         528,000
    28,000   Abbott Laboratories                      1,835,750
                                                    -----------
                                                      2,363,750
                                                    -----------
             DURABLE GOODS (0.1%)
    15,000  *Meadow Craft Inc.                          176,250
                                                    -----------

             ENTERTAINMENT & LEISURE (1.3%)
    66,000   Cedar Fair                               1,707,750
    36,000  *Mirage Resorts Inc.                        819,000
                                                    -----------
                                                      2,526,750
                                                    -----------
                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

                                                       MARKET
      SHARES               COMMON STOCK                VALUE
--------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT (5.5%)
     35,000  *Advanced Lighting                        $665,000
     33,333  *Analog Devices, Inc.                      922,907
     52,500  *Anixter International, Inc.               866,250
     52,000   BMC Industries Inc.                       838,500
     26,116   Federal Signal Corp.                      564,759
     28,000   General Electric Co.                    2,054,500
     18,900  *Hubbell Inc. Cl. B                        932,006
     18,000   Varian Associates, Inc.                   910,125
     40,000   Westinghouse Electric                   1,177,500
     22,500   Xerox Corp.                             1,660,781
                                                    -----------
                                                     10,592,328
                                                    -----------
              FOOD AND RELATED (1.0%)
     50,000   Food Lion Inc. Cl. A                      421,875
     16,500   H.J. Heinz Co.                            838,406
     23,000   Pan American Beverages, Inc.              750,375
                                                    -----------
                                                      2,010,656
                                                    -----------
              FORESTRY AND PAPER PRODUCTS (0.7%)
     38,000   Sonoco Products Inc.                    1,318,125
                                                    -----------
              HOTEL/LODGING (0.4%)
     25,000  *Guest Supply                              328,125
     23,000   La Quinta Inns                            444,188
                                                    -----------
                                                        772,313
                                                    -----------
              HOUSING, FURNITURE & RELATED (1.9%)
     71,025   Clayton Homes                           1,278,450
     55,000   Haverty Furniture Co.                     742,500
     24,000   Newell Co.                              1,020,000
     35,000   Shelby Williams                           577,500
                                                    -----------
                                                      3,618,450
                                                    -----------
              INDUSTRIAL SERVICES (0.5%)
     30,000   Clarcor                                   888,750
      4,000  *Puretec Corp.                              12,375
      1,600   Regal Beloit                               47,300
                                                    -----------
                                                        948,425
                                                    -----------
              INSURANCE (4.0%)
      8,983   Aegon NV                                  805,101
     24,187   American International Group            2,630,336
     30,000   Chubb Corp.                             2,268,750
          6   Cincinnati Financial Corp.                    844
     20,000   Equitable Cos., Inc.                      995,000
     12,500   St. Paul Cos.                           1,025,781
                                                    -----------
                                                      7,725,812
                                                    -----------
              MACHINERY (1.5%)
     12,000   Caterpillar, Inc.                         582,750
     33,000   Hardinge Inc.                           1,229,250
     41,000   Stewart & Stevenson                     1,045,500
                                                    -----------
                                                      2,857,500
                                                    -----------
              MEDICAL AND RELATED (2.7%)
     20,300   Allegiance Corp.                          719,381
     26,500   Baxter International                    1,336,594
     20,000  *Cephalon                                  227,500
     32,500  *Foundation Health Corp.                   727,188
     18,000  *Humana, Inc.                              373,500
     37,500  *Quorum Health Group Inc.                  979,687
     19,000   United Healthcare Corp.                   944,062
                                                    -----------
                                                      5,307,912
                                                    -----------

                                                         MARKET
     SHARES               COMMON STOCK                    VALUE
--------------------------------------------------------------------------------
             METALS AND MINING (1.0%)
    27,000   Amcast Industrial Corp.                   $619,313
     4,000   Phelps Dodge Corp.                         249,000
    49,000   Worthington Industries                     808,500
     6,200   Wolverine Tube Inc.                        192,200
                                                    -----------
                                                      1,869,013
                                                    -----------
             OIL, ENERGY AND NATURAL GAS (8.6%)
    32,500  *Belco Oil & Gas                            611,406
    45,500   Camco International, Inc.                2,897,781
    23,000   Chevron Corp.                            1,771,000
     7,000   Coastal Corp.                              433,562
    20,000   Kerr McGee                               1,266,250
    60,000  *Louis Dreyfus Natural Gas                1,121,250
    32,200   National Propane Partners                  682,238
    15,000  *Offshore Logistics Inc.                    320,625
    30,000   Pacific Gulf Properties                    712,500
    20,000   Schlumberger, Ltd.                       1,610,000
    60,300  *Tesoro Petroleum                           934,650
    24,150   Ultramar Diamond Shamrock, Inc.            769,781
    23,200   WD-40 Co.                                  672,800
    22,100   Westcoast Energy, Inc.                     508,300
    57,000   Williams Companies Inc.                  1,617,375
    46,000   Wiser Oil                                  649,750
                                                    -----------
                                                     16,579,268
                                                    -----------
             REAL ESTATE (4.2%)
    32,500   Berkshire Realty Co.                       390,000
    19,000   Camden Property Trust                      589,000
    76,300   Commercial Net Lease Realty              1,363,863
    30,500   First Industrial Realty Trust            1,101,812
    15,000   Great Lakes REIT                           291,562
    50,000   Healthcare Realty Trust                  1,446,875
    56,250   Liberty Property Trust                   1,606,641
    24,000   National Health Investors,  Inc.         1,005,000
    11,500   Regency Hotel Corp.                        318,406
                                                    -----------
                                                      8,113,159
                                                    -----------
             RESTAURANTS (0.2%)
    50,000  *Buffets, Inc.                              468,750
                                                    -----------
             TEXTILES (0.5%)
    30,000   Warnaco Group Cl. A                        941,250
                                                    -----------
             TRANSPORTATION AND EQUIPMENT (3.4%)
    21,500  *Atlas Air Inc.                             516,000
    28,500  *Avondale Industries                        846,094
    14,000   Burlington Northern Santa Fe             1,301,125
    15,000   CNF Transportation                         575,625
    10,962   Halter Marine Group                        316,528
    11,250   Illinois Central Corp.                     383,203
    30,000   Norfolk Southern Corp.                     924,375
    21,000   Trinity Industries                         937,125
    33,000  *Wisconsin Central Transportations          771,375
                                                    -----------
                                                      6,571,450
                                                    -----------
             UTILITIES (0.8%)
    15,000   FPL Group, Inc.                            887,812
    23,500   UGI Corp.                                  688,844
                                                    -----------
                                                      1,576,656
                                                    -----------
             TOTAL COMMON STOCKS
                 (66.5%) (Cost  $80,216,319)       $128,871,735
                                                    -----------
                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

                                                       MARKET
   SHARES                    WARRANTS                  VALUE
--------------------------------------------------------------------------------
     80,000  *Medar Inc. Warrants                       $34,400
                                                      ---------
              TOTAL WARRANTS (0.0%)
                 (Cost $34,400)                         $34,400
                                                      ---------
                                                       MARKET
      SHARES             PREFERRED STOCK               VALUE
--------------------------------------------------------------------------------
              AUTOMOTIVE AND RELATED (0.1%)
      8,000   Walbro Cap Trust                         $190,000
                                                      ---------
              BANKING (0.4%)
     30,000   National Australia Bank                   853,125
                                                      ---------
              COMPUTERS AND RELATED (0.1%)
     16,000   General Datacommunications,
                 9.000% Pfd.                            252,000
                                                      ---------
              FINANCIAL SERVICES (0.1%)
     11,000   Money Store  6.50%                        242,688
                                                      ---------
              FOOD & RELATED (0.3%)
     20,000   Conagra Capital LC, 9.350% cum.,
                 conv. Series C                         540,000
                                                      ---------
              METALS AND MINING (0.4%)
     30,000   Freeport McMoRan Copper & Gold
                 cum., conv.                            720,000
                                                      ---------
              OIL, ENERGY AND NATURAL GAS (0.8%)
     41,000   Consumer Energy Financing II            1,032,687
     10,000   Howell Corp., $3.50 Series A              552,500
                                                      ---------
                                                      1,585,187
                                                      ---------

                                                      MARKET
       SHARES             PREFERRED STOCK             VALUE
--------------------------------------------------------------------------------
               REAL ESTATE (0.2%)
      15,000   Oasis Residential , Inc., 9.000%
                  cum., conv. Series A                $  384,375
                                                      ----------
               UTILITIES (0.3%)
      20,000   GTE Delaware 8.750%, Series B             530,000
                                                      ----------
               TOTAL PREFERRED STOCKS
                  (2.7%) (Cost  $5,631,975)           $5,297,375
                                                      ----------
     FACE                                             MARKET
    AMOUNT             CONVERTIBLE DEBENTURES         VALUE
--------------------------------------------------------------------------------
               BANKING (0.3%)
    $400,000   First State Bancorp, 7.500% conv.
                  debentures due 04-30-17             $  519,500
                                                      ----------
               ELECTRICAL EQUIPMENT (0.6%)
   1,100,000   Richey Electric,7.000% conv.
                  debentures, due 03-01-06             1,083,500
                                                      ----------
               METALS AND MINING (0.3%)
     600,000   INCO, Ltd., 7.750% conv. subordinated
                  debentures, due 03-15-16               585,750
                                                      ----------
               OIL, ENERGY AND NATURAL GAS (0.2%)
     400,000   Offshore Logistics, Inc., 6.000%
                  conv. debentures, due 12-15-06         462,000
                                                      ----------
               TOTAL CONVERTIBLE DEBENTURES
                  (1.4%) (Cost $2,466,124)            $2,650,750
                                                      ----------
               TOTAL HOLDINGS
                  (COST  $142,668,169)(A)           $192,112,778
                                                    ------------

*  Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.

OMNI PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                DECEMBER 31, 1997

Assets:
 Investments in securities at market
  value (note 1) (cost $142,668,169).........        $192,112,778
 Cash in bank ...............................               7,331
 Receivable for fund shares sold.............           1,049,033
 Receivable for securities sold..............             233,156
 Dividends and accrued interest receivable ..             726,915
 Other ......................................              15,620
                                             --------------------
  Total assets ..............................         194,144,833
                                             --------------------
Liabilities:
 Payable for securities purchased............             287,346
 Payable for shares redeemed.................               3,715
 Payable for investment management
  services (note 3) .........................              92,641
 Other accrued expenses .....................              46,085
                                             --------------------
  Total liabilities .........................             429,787
                                             --------------------
Net assets at market value                           $193,715,046
                                             ====================


Net assets consist of:
 Par value, $1 per share ....................          $9,196,046
 Paid-in capital in excess of par value .....         135,033,103
 Accumulated undistributed net realized
  gain on investments .......................              33,599
 Net unrealized appreciation on investments
  (note 1)...................................          49,444,609
 Undistributed net
  investment income .........................               7,689
                                             --------------------
Net assets at market value...................        $193,715,046
                                             ====================


Shares outstanding (note 4)..................           9,196,934

Net asset value per share....................              $21.06
                                             ====================

STATEMENT OF OPERATIONS
                                       Year ended December 31, 1997

Investment income:
 Interest....................................          $3,422,217
 Dividends...................................           2,372,650
                                             --------------------
  Total investment income....................           5,794,867
                                             --------------------
Expenses:
 Management fees (note 3)....................             948,021
 Custodian fees (note 3).....................              38,000
 Directors' fees (note 3)....................              11,320
 Professional fees...........................              33,960
 Accounting and transfer agent fees .........             122,038
 Other.......................................              45,917
                                             --------------------

  Total expenses.............................           1,199,256
                                             --------------------

  Net investment income......................          $4,595,611
                                             --------------------

Realized and unrealized gain on investments:
 Net realized gain from investments .........          $7,723,290
 Net increase in unrealized
  appreciation on investments ...............          15,465,006
                                             --------------------

   Net gain on investments...................          23,188,296
                                             --------------------
   Net increase in net
   assets from operations....................         $27,783,907
                                              ===================



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Year Ended     Year Ended
                                                                                   12-31-97       12-31-96
From operations:                                                                 ------------   ------------
 Net investment income ..........................................................  $4,595,611     $3,688,175
 Realized gain on investments ...................................................   7,723,290      1,460,737
 Unrealized gain on investments .................................................  15,465,006     13,387,967
                                                                                 ------------   ------------
   Net increase in assets from operations........................................  27,783,907     18,536,879
                                                                                 ------------   ------------
Dividends and distributions to shareholders:
 Dividends paid from net investment income.......................................  (5,602,347)    (3,564,088)
 Capital gains distributions ....................................................  (9,150,428)    (1,956,755)
                                                                                 ------------   ------------
   Total dividends and distributions ............................................ (14,752,775)    (5,520,843)
                                                                                 ------------   ------------
From capital share transactions (note 4):
 Received from shares sold ......................................................  35,259,039     25,730,422
 Received from dividends reinvested .............................................  14,752,775      5,520,843
 Paid for shares redeemed ....................................................... (14,795,590)    (8,376,827)
                                                                                 ------------   ------------
  Increase in net assets derived from capital share transactions.................  35,216,224     22,874,438
                                                                                 ------------   ------------
    Increase in net assets ......................................................  48,247,356     35,890,474
Net Assets:
 Beginning of period ............................................................ 145,467,690    109,577,216
                                                                                 ------------   ------------

 End of period (a) ..............................................................$193,715,046   $145,467,690
                                                                                 ============   ============
(a) Includes undistributed net investment income of..............................      $7,689     $1,014,424
                                                                                 ============   ============

FINANCIAL HIGHLIGHTS

                                                             Years Ended December 31,
                                                   1997        1996        1995         1994          1993
Per share data:                                  --------    --------    --------     --------      --------
Net asset value, beginning of period............. $19.40      $17.60      $14.76       $15.38        $14.14
                                                 --------    --------    --------     --------      --------
Income (loss) from investment operations:
 Net investment income...........................   0.56        0.53        0.58         0.55          0.58
 Net realized and unrealized gain (loss) on
  investments ...................................   2.87        2.10        2.72        (0.63)         1.21
                                                 --------    --------    --------     --------      --------
  Total income (loss) from investment operations.   3.43        2.63        3.30        (0.08)         1.79
                                                 --------    --------    --------     --------      --------
Less distributions:
 Dividends from net investment income ...........  (0.69)      (0.52)      (0.46)       (0.54)        (0.55)
 Distributions from net realized capital gains ..  (1.08)      (0.31)       0.00         0.00          0.00
                                                 --------    --------    --------     --------      --------
  Total distributions............................  (1.77)      (0.83)      (0.46)       (0.54)        (0.55)
                                                 --------    --------    --------     --------      --------
Net asset value, end of period................... $21.06      $19.40      $17.60       $14.76        $15.38
                                                 ========    ========    ========     ========      ========
Total return.....................................  18.15%      15.54%      22.75%        0.53%        12.85%
Ratios and supplemental data:
 Ratio of expenses to average net assets ........   0.71%       0.76%       0.75%        0.62%         0.62%
 Ratio of net investment income to average net
  assets ........................................   2.69%       2.89%       3.56%        3.67%         3.74%
Portfolio turnover rate..........................     18%         12%         10%           7%           17%
Average commission rate (a) .....................  $0.07       $0.07           NR           NR            NR
Net assets at end of period (millions)........... $193.7      $145.5      $109.6        $85.0         $74.2

(a) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
    (NR) Not required prior to 1996.

   The accompanying notes are an integral part of these financial statements.

INTERNATIONAL PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The International Portfolio seeks long-term capital growth by investing primarily in securities of foreign companies.


PERFORMANCE AS OF DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   2.11%
Three-year                                 9.43%
Since inception (5/3/93)                  13.03%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

Over the 12 months ended December 31, 1997, the International Portfolio slightly outperformed the MSCI EAFE Index while generating disappointing returns in a year characterized by major turmoil in Asia and highly volatile world markets.
     While European holdings (approximately 37% of net assets at year-end) rose along with local markets, the portfolio is overweighted in small capitalization stocks which lagged major indices. The strength of the US dollar also lowered returns, despite partial hedges in place throughout the year. In Asia, stocks fell sharply in the wake of the severe crisis that developed in Southeast Asia over the summer. Japanese equities (about 18% of net assets) were extremely poor performers, particularly in the case of small capitalization stocks. A much weaker yen further compounded the effect of sharply lower stock prices. Direct Southeast Asian exposure was limited to less than 4% of net assets, but sharp losses were registered in those markets. Finally, holdings in other emerging markets were also negatively impacted by the consequences of the financial crisis. Throughout the year, the portfolio maintained a defensive posture with large cash holdings and assets diversified across many different countries.


CHANGE IN VALUE OF $10,000,000 INVESTMENT

                          1993        1994       1995        1996        1997
International Portfolio  $10,000                                        $17,697
Morgan Stanley Capital
Intl. EAFE Index         $10,000                                        $14,041


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.


TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                               % of Net Assets
1.  Secom Co., LTD                                   1.8
2.  Fuji Photo Film-ORD                              1.8
3.  Buderus AG                                       1.7
4.  Queensland Treasury 8.00% 9/14/07                1.6
5.  Bank For Int'l. Settlements                      1.5
6.  Legrand ADP                                      1.5
7.  Sika Finanz AG                                   1.3
8.  Affichage                                        1.3
9.  Kuehne & Nagel Intl AG                           1.2
10. Tokio Marine Fire Ins.                           1.2




TOP 5 COUNTRIES/REGIONS AS OF DECEMBER 31, 1997

                                               % of Net Assets
Japan                                               16.7
France                                              10.6
Switzerland                                          7.9
Germany                                              5.5
United Kingdom                                       5.3



The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

Schedule of Investments                                        December 31, 1997

                                                                      MARKET
  SHARES                 COMMON STOCK                                 VALUE
-------------------------------------------------------------------------------
            JAPAN (16.7%)
  250,000   Aida Engineering Limited (19)                              $826,209
   70,700   Chofu Seisakusho (9)                                        927,018
  350,000   Dai-Tokyo Fire Marine Ins. Co. Ltd. (18)                  1,202,316
  300,000   Dowa Fire & Marine Ins. Co. Ltd. (18)                       894,836
   75,000   Fuji Photo Film Co., Ltd. (9)                             2,875,436
   15,000   Hitachi Ltd. ADR (11)                                     1,037,813
  400,000  *Iino Kaiun Kaisha (5)                                       591,956
   35,000   Ito-Yokado Co. Ltd. (28)                                  1,784,687
  200,000   Koa Fire & Marine Ins. Co., Ltd. (18)                       751,447
   50,000   Makita Corp. Ltd (19)                                       479,239
  275,000   Nichido Fire & Marine Ins. Co., Ltd. (18)                 1,433,884
  250,000   Nisshinbo Industries Inc. (8)                             1,054,327
  150,000   Nittetsu Mining Co., Ltd. (22)                              609,592
   45,000   Secom Co., Ltd. (29)                                      2,877,736
   85,000   Shimano Inc. (9)                                          1,564,237
  115,000   Shiseido Company (9)                                      1,569,604
  127,000   Sotoh Co. (31)                                              744,968
  155,000   Shoei Co. (27)                                            1,127,899
   15,000   Toho Co. (20)                                             1,598,742
  165,000   Tokyo Marine & Fire Ins. Co. Ltd. (18)                    1,872,485
   15,000   Tsutsumi Jewelry Co. (9)                                    184,029
                                                                 --------------
                                                                     26,008,460
                                                                 --------------
            FRANCE (10.6%)
    2,500  *C.E.E. (Continentale d'Equipments                            30,957
               Electriques) (10)
    7,000   Compagnie Generale des Eaux (33)                            977,312
    8,387  *Compagnie Generale des Eaux                                   5,702
               Nouvelle (Warrants)(33)
    8,130   Crometal (5)                                                445,924
    8,500   Elf Aquitaine (12)                                          988,947
   17,500   Emin Leydier (24)                                         1,032,577
   25,000   Eramet (22)                                                 947,395
    4,500   Eurafrance (34)                                           1,832,461
   10,000   Gaumont SA (20)                                             727,167
    3,500   La Brosse et DuPont (9)                                     269,924
   18,500   Legrand ADP (10)                                          2,333,832
   16,500   Marine Wendel (34)                                        1,875,841
   12,000   CGDE Michelin 'B' (34)                                      604,338
    6,396   NSC Groupe (19)                                             838,767
    2,421   Promodes C.I. (28)                                          726,320
    6,000   SAGA (Societe Anontme de Gerance et                       1,316,380
               d'Armement) (32)
    1,000   Sucriere de Pithiviers-le-Vieil (1)                         560,126
    3,500   Taittinger (13)                                           1,046,539
                                                                 --------------
                                                                     16,560,509
                                                                 --------------
            GERMANY (5.5%)
    1,500   Axel Springer Verlag AG (20)                              1,009,202
   40,000   Bayer AG (7)                                                927,882
   12,000   Bertelsmann AG D.R.C. (25)                                1,427,896
    5,750   Buderus AG (5)                                            2,580,139
   50,000   Gerresheimer Glas AG (4)                                  1,050,905
   30,000   IVG Holding AG (27)                                         906,892
    1,500   Suedzucker AG (8)                                           738,136
                                                                --------------
                                                                      8,641,052
                                                                --------------
            SWITZERLAND (7.9%)
      375   Bank of Intl. Settlements (3)                             2,340,544
    5,500   Edipresse SA Bearer (20)                                  1,595,075
    3,000   Kuehne & Nagel Intl. AG (32)                              1,935,021
      400   Lindt & Sprungli AG PC (9)                                 $697,674
    1,000   Nestle SA (9)                                             1,497,264
    6,500   Sika Finanz AG Bearer (7)                                 2,062,928
    5,500   Societe Generale d'Affichage (20)                         2,012,654
      726   Vetropack Holding AG PC (23)                                131,097
                                                                 --------------
                                                                     12,272,257
                                                                 --------------
            NEW ZEALAND (3.2%)
  975,549   Carter Holt Harvey Limited (14)                           1,506,375
1,000,000  *Evergreen Forests Ltd. (14)                                 278,640
  278,500   Independent Press Comm. (20)                              1,293,354
1,601,500   Shortland Properties, Ltd. (27)                             818,110
1,820,310   Tasman Agriculture Limited (1)                              961,588
  450,000   Wrightson Ltd. (1)                                          208,980
                                                                --------------
                                                                      5,067,047
                                                                 --------------
            LATIN AMERICA (2.8%)
  325,000   Antofagasta Holdings plc 21)                              1,771,448
   40,000   Banco Latinoamericano 'Bladex' (3)                        1,655,000
  681,944   Ledesma SA (1)                                              709,357
  100,000   Siderca S.A.I.C. (12)                                       278,053
                                                                 --------------
                                                                      4,413,858
                                                                 --------------
            CANADA (2.5%)
   50,000   Canadian Pacific Ltd. (34)                                1,362,500
   40,000   Franco-Nevada Mining Corp. (21                              786,537
  100,000   Noranda, Inc. (21)                                        1,721,423
                                                                 --------------
                                                                      3,870,460
                                                                 --------------
            UNITED KINGDOM (2.3%)
  300,000   Berisford plc (34)                                          929,081
  450,000  *McBride plc (10)                                          1,323,012
  375,000   Royal Doulton plc (9)                                     1,322,392
                                                                 --------------
                                                                      3,574,485
                                                                 --------------
            HONG KONG (2.2%)
5,727,368   CDL Hotels Intl. Ltd. (16)                                1,737,291
1,850,000   Shaw Brothers (Hong Kong) Ltd.(20)                        1,373,059
  500,000   South China Morning Post Holdings
              Corp. (25)                                                351,735
                                                                 --------------
                                                                      3,462,085
                                                                 --------------
            SWEDEN (1.6%)
   15,000   AssiDoman AB (14)                                           380,005
   45,000   Bylock & Nordsjofrakt AB 'B' (32)                           186,032
   55,000   Gorthon Lines 'B' (32)                                      302,933
   12,000   Investor AB Class B (34)                                    585,322
   75,000   IRO AB (31)                                               1,096,533
                                                                 --------------
                                                                      2,550,825
                                                                 --------------
            ITALY (1.5%)
  175,000   Arnoldo Mondadori Editore SpA (25)                        1,375,032
1,500,000   Montedison non-conv. Savings SpA(34)                        984,426
                                                                 --------------
                                                                      2,359,458
                                                                 --------------
            SINGAPORE (1.4%)
  250,000   Clipsal Industries Ltd. (10)                                320,000
  500,000   Del Gro Corp. (35)                                          612,184
  700,000   Intraco Ltd. (34)                                           328,678
  200,000   Singapore Bus Service Ltd. (32)                              72,511
  525,000   Times Publishing Ltd. (25)                                  914,264
                                                                 --------------
                                                                      2,247,637
                                                                 --------------
            SPAIN (1.4%)
  225,000   Energia e Ind. Aragonesas SA (33)                         1,506,350
    6,500   Corporation Financiera Alba SA (34)                         684,749
                                                                 --------------
                                                                      2,191,099
                                                                 --------------

                                                                    (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                        December 31, 1997

                                                                     Market
  Shares                 Common Stock                                Value
--------------------------------------------------------------------------------
             NETHERLANDS (1.4%)
   30,000    Apothekers Cooperatie OPG (17)                             $895,633
   55,000    European City Estates NV (27)                               746,361
    8,500    Philips Electronics NV ADR (11)                             514,250
                                                                    ------------
                                                                       2,156,244
                                                                    ------------
             MEXICO (1.3%)
1,000,000    Grupo Fernandez Editores SA de CV(25)                       235,674
  400,000    Industrias Penoles SA de CV (21)                          1,781,195
                                                                    ------------
                                                                       2,016,869
                                                                    ------------
             AUSTRIA (1.0%)
   17,500    VAE AG (26)                                               1,537,822
                                                                    ------------
             BELGIUM (0.9%)
    7,500    Deceuninck Plastics Ind. SA (4)                           1,473,918
                                                                    ------------
             NORWAY (0.8%)
   70,000    Schibsted AS (25)                                         1,201,004
                                                                    ------------
             DENMARK (0.6%)
   10,000    Carlsberg International A/S Class'B'(9)                     537,234
    3,500    Kobenhavns Lufthavne (32)                                   421,539
                                                                    ------------
                                                                         958,773
                                                                    ------------
             SOUTH AFRICA (0.4%)
   28,000    Anglo American Platinum Corp.(22)                           373,985
   50,000    JCI Ltd. (22)                                               223,467
                                                                    ------------
                                                                         597,452
                                                                    ------------
             FINLAND (0.4%)
    7,000    Vaisala Oy A (5)                                            591,075
                                                                    ------------
             ISRAEL (0.2%
   50,000   *Israel Land Development Co. Ltd. (34)                       262,719
                                                                    ------------
             AUSTRALIA (0.2%)
  185,000    Eltin Ltd. (22)                                             139,812
  100,000    Motors Holdings Ltd. (2)                                     51,468
                                                                     ------------
                                                                        191,280
                                                                     ------------
             PORTUGAL (0.1%)
   10,000    Companhia de Celulose do Cairna (1)                         121,283
                                                                     ------------
             GREECE (0.1%)
   48,200    H. Benrubi & Fils SA (9)                                    113,921
                                                                    ------------

             MISCELLANEOUS (2.0%)
    65,000   North European Oil Royalty Tr. (12)                       1,048,125
    50,000   Minorco ADR (34)                                            837,500
   850,000   Lonrho plc (34)                                           1,305,669
                                                                    ------------
                                                                       3,191,294
                                                                    ------------
             Total Common Stock
                (69.0%) (Cost $122,534,492)                         $107,632,886
                                                                    ------------

                                                                      MARKET
  SHARES              PREFERRED STOCK                                 VALUE
-------------------------------------------------------------------------------

             INDONESIA (0.9%)
    11,500   Freeport McMoRan Pfd. 'B' (22)                             $276,000
    22,500   Freeport McMoRan Pfd. 'C' (22)                              511,875
    30,000   Freeport McMoRan Pfd. 'D' (22)                              581,250
                                                                    ------------
                                                                       1,369,125
                                                                    ------------


             GERMANY (0.9%)
    20,000   Hornbach Holdings AG Pfd. (28)                           $1,378,965
                                                                    ------------
             Total Preferred Stock
                (1.8%) (Cost $3,461,265)                              $2,748,090
                                                                    ------------

                                                                      MARKET
  SHARES       CONVERTIBLE DEBENTURES                                 VALUE
-------------------------------------------------------------------------------

                 U.S. DOLLAR (2.2%)
   $1,000,000    PT Inti Indorayon Utama 7.000%
                    due 05-02-06 (24)                                   $560,000
      950,000    Cheil Foods & Chemicals Co 3.000%
                    due 12-31-06 (9)                                   1,003,438
      250,000    Sincere Navigation 3.750%
                    due 05-26-03 (32)                                    286,250
      250,000    Medya International Ltd. 10.000%
                    due 06-28-01 (20)                                   190,000
    1,350,000    Scandinavian Broadcasting
                    7.250% due 08-01-05 (20)                           1,350,000
                                                                    ------------
                                                                      $3,389,688
                                                                    ------------
                 NON U.S. DOLLAR (2.4%)
    4,000,000 FF Alcatel Alstholm 2.500%
                    due 01-01-04 (11)                                    821,075
      687,150 FF Gaumont SA  3.750%
                 due 01-01-03 (20)                                       134,007
    5,200,000 FF Immobiliere Hoteliere
                 due 01-01-01 (33)                                       598,355
      550,000 GBPBerisford plc 5.000%
                 due 01-31-15 (9)                                        778,983
      500,000 GBPBAA plc  5.750%
                 due 03-29-06  (32)                                      880,563
   55,000,000 JPYNippon Yusen 2.000%
                 due 09-29-00 (32)                                       432,274
      320,000 NZ Shortland Properties Inc. 7.500%
                 due 12-31-98 (27)                                       165,326
                                                                    ------------
                                                                      $3,810,583
                                                                    ------------
                 Total Convertible Subordinated
                    Debentures (4.6%) (Cost $7,575,708)               $7,200,271

                                                                    ------------
   FACE                                                                 MARKET
  AMOUNT      NON-CONVERTIBLE BONDS                                     VALUE
-------------------------------------------------------------------------------

              U.S. DOLLAR (1.5%)
$1,250,000    Federal Republic Of Brazil 6.875%
                 due 04-15-24 (15)                                    $1,028,125
   216,000    Republic of Argentina  6.687%
                due 03-31-05 (15)                                        193,374
   500,000    United Mexican States 'A'
                 6.867%  due 12-31-19 (15)                               463,750
   500,000    United Mexican States 'B'
                 6.617%  12-31-19 (15)                                   463,750
   250,000    United Mexican States 'C'
                 6.718%  12-31-19 (15)                                   231,875
                                                                    ------------
                                                                      $2,380,874
                                                                    ------------

                                                          (continued)

OHIO NATIONAL FUND, INC.
International Portfolio (Continued)

Schedule of Investments                                        December 31, 1997


  FACE                                                        MARKET
 AMOUNT             NON-CONVERTIBLE BONDS                     VALUE
----------------------------------------------------------------------------------
                NON-U.S. DOLLAR (2.4%)
$3,500,000  AU  Queensland Treasury 8.00%
                 due 09-14-07 (11)                                    $2,557,802
 1,000,000  NZ  Republic of New Zealand 10.000%
                 due 03-15-02 (15)                                       635,740
1,000,000   NZ  Trans Power Finance Ltd. 8.00%
                 due 03-15-02 (15)                                       580,394
                                                                      ----------
                                                                       3,773,936
                                                                      ----------
                TOTAL NON-CONVERTIBLE BONDS
                (3.9%) (Cost  $5,782,696)                             $6,154,810
                                                                      ----------

  FACE                                                                MARKET
 AMOUNT                SHORT-TERM NOTES                               VALUE
----------------------------------------------------------------------------------
                AUTOMOBILE AND RELATED (1.6%)
$2,536,000      Fiat Financing
                  6.15%  01-12-98                                     $2,531,234
                                                                      ----------
                APPLIANCES (3.6%)
 5,656,000      Maytag Corp.
                7.000%  01-12-98                                      5,654,900
                                                                      ----------
                CHEMICALS (2.2%)
 3,438,000      DuPont Ei De Nemours
                5.700%  01-16-98                                      3,429,835
                                                                      ----------

   FACE                                                             MARKET
  AMOUNT                SHORT-TERM NOTES                            VALUE
--------------------------------------------------------------------------------
               ELECTRONICS (2.6%)
$4,038,000     Motorola Inc.
                  5.750%  01-21-98                                   $4,025,101
                                                                     ----------
               FINANCIAL (7.3%)
 4,509,000     Goldman Sachs Group, LP
                  5.750%  01-05-98                                     4,506,119
 2,641,000     Merrill Lynch
                  6.00%  01-07-98                                      2,638,360
 4,235,000     Prudential Funding
                  5.800%  01-02-98                                     4,234,319
                                                                    ------------
                                                                      11,378,798
               TRANSPORTATION (1.9%)                                ------------
$3,013,000     CSX Corp
                  5.970%  01-06-98                                     3,010,502
                                                                    ------------
               TOTAL SHORT-TERM NOTES
                  (19.2%) (Cost  $22,413,822)                        $30,030,370
                                                                    ------------
               TOTAL HOLDINGS
                  (COST  $161,767,983) (A)                          $153,766,427
                                                                    ============


(a) Also represents cost for Federal income tax purposes.
* Non-income producing securities.

Foreign Currencies
NZ  - New Zealand Dollar
FF  - French Franc
GBP - British Pound
JPY - Japanese Yen
AU  - Austrailian Dollar

          Industry Classifications
           (1)  Agriculture                         (18) Insurance
           (2)  Automotive                          (19)  Machinery
           (3)  Banking                             (20)  Media
           (4)  Building Products                   (21)  Metal (non-ferrous)
           (5)  Capital Goods                       (22)  Mining
           (6)  Cement                              (23)  Packaging
           (7)  Chemicals                           (24)  Paper
           (8)  Computer Products                   (25)  Publishing
           (9)  Consumer Products                   (26)  Rail Equipment
          (10)  Electrical Products                 (27)  Real Estate
          (11)  Electronics                         (28)  Retailing
          (12)  Energy and Oil                      (29)  Services
          (13)  Food & Beverage                     (30)  Steel
          (14)  Forest Products                     (31)  Textile
          (15)  Governmental                        (32)  Transportation
          (16)  Hotels                              (33)  Utilities
          (17)  Health Care                         (34)  Miscellaneous
                                                    (35)  Holding Companies


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                                 December 31, 1997
Assets:
 Investments in securities at market
  value (note 1) (cost $161,767,983) .......................      $ 153,766,427
 Cash in bank ..............................................            252,408
 Unrealized gain on forward currency
  contracts (note 5) .......................................          3,033,417
 Receivable for securities sold ............................            355,716
 Receivable for fund shares sold ...........................             82,918
 Dividends and accrued interest receivable .................            480,617
 Other .....................................................              1,278
                                                                  -------------
  Total assets .............................................        157,972,781
                                                                  -------------

Liabilities:
 Unrealized loss on forward currency
  contracts (note 5) .......................................            451,032
 Payable for securities purchased ..........................             31,060
 Payable for shares redeemed ...............................          1,277,923
 Payable for investment management
  services (note 3) ........................................            119,954
 Other accrued expenses ....................................             62,710
                                                                  -------------
  Total liabilities ........................................          1,942,679
                                                                  -------------

Net assets at market value .................................      $ 156,030,102
                                                                  =============

Net assets consist of:
 Par value, $1 per share ...................................      $  11,648,458
 Paid-in capital in excess of par value ....................        149,809,500
 Net unrealized appreciation (depreciation) on:
  Investments (note 1) .....................................         (8,001,556)
  Foreign currency related transactions ....................             (9,364)
  Forward currency contracts (note 5) ......................          2,582,385
 Undistributed net investment income .......................                679
                                                                  -------------
Net assets at market value .................................      $ 156,030,102
                                                                  =============

Shares outstanding (note 4) ................................         11,648,458

Net asset value per share ..................................      $       13.39
                                                                  =============


STATEMENT OF OPERATIONS                                    Year ended December 31, 1997

Investment income:
 Interest (net of $5,861 foreign taxes withheld) ...........      $   1,919,290
 Dividends (net of $306,413 foreign taxes withheld) ........          2,829,043
                                                                  -------------

  Total investment income ..................................          4,748,333
                                                                  -------------
Expenses:
 Management fees (note 3) ..................................          1,416,777
 Custodian fees (note 3) ...................................            411,452
 Directors' fees (note 3) ..................................              7,480
 Professional fees .........................................             22,440
 Other .....................................................             46,808
                                                                  -------------
  Total expenses ...........................................          1,904,957
                                                                  -------------
  Net investment income ....................................      $   2,843,376
                                                                  =============

Realized and unrealized gain (loss) on
 investments and foreign currency:
 Net realized gain from:
  Investments ..............................................      $  10,515,619
  Forward currency related transactions ....................          6,742,661
 Net increase (decrease) in unrealized
  appreciation (depreciation) on:
   Investments .............................................        (18,741,860)
   Foreign currency related transactions ...................            935,907
                                                                  -------------
   Net loss on investments .................................           (547,673)
                                                                  -------------
   Net increase in net
   assets from operations ..................................      $   2,295,703
                                                                  =============

The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended    Year Ended
                                                                                          12-31-97      12-31-96
                                                                                         ----------    ----------
From operations:
 Net investment income .................................................................  $2,843,376    $1,901,178
 Realized gain on investments and foreign currency transactions.........................  17,258,280     7,010,378
 Unrealized gain (loss) on investments and foreign currency transactions ............... (17,805,953)    5,979,693
                                                                                        ------------  ------------
   Net increase in assets from operations...............................................   2,295,703    14,891,249
                                                                                        ------------  ------------

Dividends and distributions to shareholders:
 Dividends paid from net investment income..............................................  (3,725,344)   (1,817,864)
 Capital gains and foreign currency related transaction distributions .................. (21,388,818)   (4,571,191)
                                                                                        ------------  ------------
   Total dividends and distributions ................................................... (25,114,162)   (6,389,055)
                                                                                        ------------  ------------

From capital share transactions (note 4):
 Received from shares sold .............................................................  37,696,255    37,362,568
 Received from dividends reinvested ....................................................  25,114,162     6,389,055
 Paid for shares redeemed .............................................................. (21,251,055)   (5,558,345)
                                                                                        ------------  ------------
  Increase in net assets derived from capital share transactions........................  41,559,362    38,193,278
                                                                                        ------------  ------------

    Increase in net assets .............................................................  18,740,903    46,695,472
Net Assets:
 Beginning of period ................................................................... 137,289,199    90,593,727
                                                                                        ------------  ------------

 End of period (a) .....................................................................$156,030,102  $137,289,199
                                                                                        ============  ============

(a)Includes undistributed net investment income of......................................        $679      $882,647
                                                                                        ============  ============

FINANCIAL HIGHLIGHTS

                                                                                               4-30-93
                                                                  Years Ended December 31,       to
                                                    1997       1996       1995       1994      12-31-94
                                                   ------      -----     ------     ------     ------
Per share data:
Net asset value, beginning .....................   $15.49     $14.38     $13.30     $12.48     $10.00
Income from investment operations:
 Net investment income .........................     0.28       0.25       0.31       0.16       0.02
 Net realized and unrealized gain on investments
  and foreign currency transactions ............     0.08       1.76       1.28       0.84       2.47
                                                   ------      -----     ------     ------     ------
   Total income from investment operations .....     0.36       2.01       1.59       1.00       2.49
                                                   ------      -----     ------     ------     ------
Less distributions:
 Dividends from net investment income ..........    (0.37)     (0.25)     (0.28)     (0.12)     (0.01)
 Distributions from net realized capital gains
  and foreign currency related transaction .....    (2.09)     (0.65)     (0.23)     (0.06)      0.00
                                                   ------      -----     ------     ------     ------
  Total distributions ..........................    (2.46)     (0.90)     (0.51)     (0.18)     (0.01)
                                                   ------      -----     ------     ------     ------
Net asset value, end of period .................   $13.39     $15.49     $14.38     $13.30     $12.48
                                                   ======     ======     ======     ======     ======

Total return ...................................     2.11%     14.48%     12.10%      8.07%     24.96%(b)

Ratios and supplemental data:
 Ratio of expenses to average net assets .......     1.22%      1.15%      1.12%      1.05%      1.13%(a,d)
 Ratio of net investment income to average
  net assets ...................................     1.82%      1.64%      2.29%      1.23%      0.41%(a,d)
Portfolio turnover rate ........................       24%        14%         7%        16%         8%
Average commission rate (c) ....................   $ 0.02     $ 0.03         NR         NR         NR

Net assets at end of period (millions)..........   $156.0      137.3     $ 90.6     $ 62.9     $ 17.5

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
(d) The advisor has reimbursed certain operating expenses of the International Portfolio for the period ended December 31, 1993. Had the adviser not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.39% and the annualized ratio of net investment income to average net assets would have been 0.15%.
(NR) Not required prior to 1996.

   The accompanying notes are an integral part of these financial statements.

CAPITAL APPRECIATION PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Capital Appreciation Portfolio seeks maximum capital growth by investing primarily in common stocks.

PERFORMANCE AS OF DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                  15.19%
Three-year                                17.80%
Since inception (4/30/94)                 15.73%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The Capital Appreciation Portfolio advanced strongly in 1997, but its cautious strategy could not keep up with the broad market. During the year's few periods of market difficulty, however, the performance was outstanding.

Media stocks continued as a stellar area of investment, with both New York Times and Washington Post being important contributors to performance. They remain large holdings, although we have substantially reduced the Times position. We also trimmed two of our big winners, Automatic Data Processing convertible bonds and FirstEnergy. Our biggest disappointments were the plummeting gold mining stocks. An unusual fixed-income purchase - putable Tennessee Valley Authority bonds - is now one of our top five holdings. In return for their favorable risk/return characteristics we give up a portion of current income - a reasonable tradeoff given the uncertainty and potential magnitude of possible future interest rate changes.

While the economy still looks fine, corporate earnings growth in 1998 is unlikely to match of 1997. We consider valuation to be the most significant negative facing the stock market, just as it was 12 months ago. Historic yardsticks like price/earnings ratios and dividend yields are off the charts, and we are skeptical of the underlying accounting.

CHANGE IN VALUE OF $10,000 INVESTMENT


                                   '94            '95       '96         '97

Capital Appreciation Portfolio                                          $22,835
S&P 500 Index                                                           $17,039


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                               % of Net Assets
1.  FirstEnergy Corp                                 5.3
2.  Amerada Hess Corp                                3.3
3.  Genetech Com SPL                                 3.1
4.  Automatic Data                                   3.0
5.  Tennessee Valley Authority   5.88% 4/1/36        2.8
6.  Loews Corp                                       2.8
7.  Unicom Corp                                      2.6
8.  Washington Post CL B                             2.2
9.  New York Times Co                                2.1
10. Time Warner Inc.                                 1.9

TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997

                                               % of Net Assets
Oil, Energy, and Natural Gas                       10.6
Media and Publishing                                9.7
Government                                          7.6
Electrical                                          5.5
Industrial Services                                 4.9

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

  FACE                                                   MARKET
  AMOUNT            LONG-TERM BONDS & NOTES              VALUE
------------------------------------------------------------------
             GOVERNMENT (7.6%)
$  400,000   FNMA
                6.375%  01-16-02                        $  406,395
   102,000   Instit Pen CV
                5.000%  06-28-01                           125,460
   600,000   Tennessee Valley Authority
                6.235%  07-15-45                           614,910
 1,600,000   Tennessee Valley Authority
                5.880%  04-01-36                         1,643,029
   125,000   U.S. Treasury Note
                6.250%  06-30-98                           125,547
   200,000   U.S. Treasury Note
                6.250%  04-30-01                           203,188
   250,000   U.S. Treasury Note
                6.125%  07-31-00                           252,578
 1,000,000   U.S. Treasury Note
                5.500%  02-28-99                           998,438
   250,000   U.S. Treasury Note
                6.750%  05-31-99                           253,672
                                                        ----------
                                                         4,623,217
                                                        ----------
             COMMUNICATIONS (0.9%)
   500,000   Bellsouth Telecomm
                5.850%  11-15-45                           502,744
                                                        ----------
             DRUGS (0.2%)
   100,000   Merck and Company
                5.760%  05-03-37                           102,853
                                                        ----------
             FINANCE (1.0%)
   100,000   Federal National Mtg. Assoc.
                5.370%  02-07-01                            98,639
   450,000   Tennessee Valley Authority
                5.980%  04-01-36                           452,544
    50,000   UBS Finance
                2.000%  12-15-00                            48,337
                                                        ----------
                                                           599,520
                                                        ----------
             FOREIGN (0.6%)
   200,000   Peninsula & Oriental
                7.250%  05-19-03                           383,378
                                                        ----------
             INSURANCE (0.4%)
   150,000   Grand Metropolitan
                6.500%  01-31-00                           209,208
                                                        ----------
             TOTAL LONG-TERM BONDS & NOTES
                (10.7%) (COST  $6,279,229)              $6,420,920
                                                        ----------

   FACE                                                   MARKET
  AMOUNT             SHORT-TERM NOTES                     VALUE
------------------------------------------------------------------
             FINANCIAL SERVICES (2.5%)
$1,500,000   Bell Atlantic Financial Services
                5.850%  01-27-98                        $1,493,663
                                                        ----------
             FOOD AND RELATED (3.7%)
 1,000,000   Campbell Soup Company
                5.520%  01-27-98                           996,013
 1,250,000   Coca-Cola Co.
                5.560%  02-09-98                         1,242,471
                                                        ----------
                                                         2,238,484
                                                        ----------

   FACE                                                   MARKET
  AMOUNT             SHORT-TERM NOTES                     VALUE
------------------------------------------------------------------
              GOVERNMENT (5.4%)
$3,053,000   Federal Home Loan Mortgage
                4.750%  01-02-98                        $3,052,597
   154,000   U.S.T-Bill
                5.155%  01-22-98                           153,537
                                                        ----------
                                                         3,206,134
                                                        ----------
             MEDICAL AND RELATED (1.7%)
 1,000,000   Abbot Laboratories
                5.800%  01-07-98                           999,033
                                                        ----------
             METALS AND MINING (2.1%)
 1,000,000   Minnesota Mining
                5.530%  01-21-98                           996,928
   269,000   Minnesota Mining
                5.800%  01-09-98                           268,653
                                                        ----------
                                                         1,265,581
                                                        ----------
             Total Short Term Notes
                (15.4%) (Cost $9,202,895)               $9,202,895
                                                        ----------

    FACE                                                  MARKET
   AMOUNT            CONVERTIBLE DEBENTURES               VALUE
------------------------------------------------------------------
                   AUTOMOTIVE AND RELATED (0.8%)
$  100,000   The Pep Boys conv.
                4.000% due 09-01-99                     $   98,875
   700,000   The Pep Boys MM&J Lyons, zero
                coupon contracts due 09-20-11              374,500
                                                           473,375
                                                        ----------
             BUSINESS SERVICES (3.0%)
 2,225,000   Automatic Data Process, zero
                coupon contracts due 02-20-12            1,766,094
                                                        ----------
             DRUGS (1.6%)
 1,700,000   Alza Corp., zero coupon
                contracts due 07-14-14                     788,375
   200,000   Mckesson Co., 4.500%  conv.
                suborinated debentures
                due 03-01-04                               182,110
                                                        ----------
                                                           970,485
                                                        ----------
             ENTERTAINMENT AND LEISURE (0.1%)
    50,000   Ogden Corp. conv.
                 5.750% due 10-20-02                        48,125
                                                        ----------
              FOREIGN (0.5%)
   200,000   Lonrho 6.000% conv. subordinated
                 debenture, due 02-27-04                   286,300
                                                        ----------
             HOTEL/LODGING (0.6%)
   525,000   Marriott International, zero
                coupon contracts due 03-25-11              341,906
                                                        ----------
             INDUSTRIAL SERVICES (3.0%)
 1,800,000   Roche Holdings, conv. zero
                coupon contracts due 05-06-12              839,250
 1,150,000   WMX Technologies
                  2.000% due 01-24-05                      983,250
                                                        ----------
                                                         1,822,500
                                                        ----------
             MEDICAL AND RELATED (1.0%)
   675,000   Chiron Corp., conv.
                1.900% due 11-17-00                        617,625
                                                        ----------
                                                      (continued)


OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1997

   FACE                                                  MARKET
  AMOUNT            CONVERTIBLE DEBENTURES               VALUE
------------------------------------------------------------------
             MEDIA AND PUBLISHING (2.9%)
$  900,000   News America Hldgs Lyons
                zero coupons contracts due 03-11-13    $   420,750
    50,000   Thomas Nelson Cl. B
                5.750% due 11-30-99                         48,125
   400,000   Times Mirror New, zero coupon
                contracts due 04-15-17                     171,500
 2,200,000   Time Warner, zero coupon
                contracts due 06-22-13                   1,113,750
                                                       -----------
                                                         1,754,125
                                                       -----------
             METALS AND MINING (1.7%)
   450,000   Homestake Mining
                5.500% due 06-23-00                        418,500
    50,000   Inco Ltd. conv.
                7.750% due 03-15-16                         48,813
   580,000   Inco Ltd. conv.
                5.750% due 07-01-04                        553,900
                                                       -----------
                                                         1,021,213
                                                       -----------
             OIL, ENERGY, AND NATURAL GAS (1.1%)
   630,000   Enserch Corp.
                6.375% due 04-01-02                        655,200
                                                       -----------
             REAL ESTATE (1.1%)
   625,000   Rouse Co., 5.750% conv. suborinated
                debentures, due 07-23-02                   654,688
                                                       -----------
             RETAIL (0.4%)
   375,000   Office Depot, zero coupon
                contracts due 11-01-08                     244,687
                                                       -----------
             UTILITIES (1.3%)
   250,000   Potomac Electricity & Power Co.,
                5.000% conv. subordinated
                debentures, due 09-01-02                   245,312
 1,500,000   US Cellular Lyons, zero coupon
                contracts due 06-15-15                     541,875
                                                       -----------
                                                           787,187
                                                       -----------
             TOTAL CONVERTIBLE DEBENTURES
                (19.1%) (COST  $10,556,725)            $11,443,510
                                                       -----------

                                                         MARKET
SHARES              COMMON STOCK                         VALUE
------------------------------------------------------------------
             BANKING (0.1%)
        13   Bank for International Settlements        $    81,331
                                                       -----------
             COMPUTER AND RELATED (0.8%)
     4,800   IBM Corp.                                     501,900
                                                       -----------
             CHEMICALS (2.0%)
    21,500   Great Lakes Chemical Corp.                    964,813
     5,250   Hanson Trust PLC ADR                          121,078
     5,000   Millenium Chemicals                           117,812
                                                       -----------
                                                         1,203,703
                                                       -----------
             CONSUMER PRODUCTS (1.9%)
    18,000   Philip Morris Cos., Inc.                      815,625
     6,000   Polaroid Corp.                                292,125
                                                       -----------
                                                         1,107,750
                                                       -----------

                                                         MARKET
  SHARES            COMMON STOCK                         VALUE
------------------------------------------------------------------
                     DRUGS (3.6%)
    31,000  *Genetech Special Common                   $ 1,879,375
     4,000   Schering - Plough Corp.                       248,500
                                                       -----------
                                                         2,127,875
                                                       -----------
             DURABLE GOODS (0.1%)
     3,000   A T Cross Co.                                  30,375
                                                       -----------
             ELECTRICAL EQUIPMENT (5.5%)
     4,000   Exide Corp.                                   103,500
   110,000  *Firstenergy Corp.                           3,190,000
                                                       -----------
                                                         3,293,500
                                                       -----------
             FINANCE (2.1%)
     2,800   American Express                              249,900
     3,200   Federal Nat'l Mortgage Assn.                  182,600
     4,500   Fund American Enterprise                      544,500
     8,000   Leucadia National Corp.                       276,000
                                                       -----------
                                                         1,253,000
                                                       -----------
             FOOD AND RELATED (0.6%)
    12,500   McCormick & Company, Inc.                     350,000

             FOREIGN (0.7%)
   275,000   Lonrho PLC                                    420,805
                                                       -----------
             FORESTRY AND PAPER PRODUCTS (2.5%)
     1,000   Deltic Timber Corp.                            27,375
     2,500   International Paper Co.                       107,813
    21,000   Johns-Manville Corp.                          211,312
     9,500   Louisiana Pacific Corp.                       180,500
    47,000   MacMillan Bloedel                             499,375
     9,000   Weyerhaeuser Co.                              441,563
                                                       -----------
                                                         1,467,938
                                                       -----------
             INDUSTRIAL SERVICES (1.9%)
     8,000   Corning Inc.                                  297,000
    51,500   Wheelabrator Technologies                     827,219
                                                       -----------
                                                         1,124,219
                                                       -----------
             INSURANCE (4.0%)
    15,500   Loews Corp.                                 1,644,938
     5,500   Unitrin, Inc.                                 355,437
    31,500   Willis Corroon Group plc                      387,844
                                                       -----------
                                                         2,388,219
                                                       -----------
             MEDIA AND PUBLISHING (6.8%)
    17,000   Chris-Craft Ind., Inc.                        889,313
    10,000   Meredith Corp.                                356,875
    19,000   New York Times Co. Class A                  1,256,375
     8,000   Readers Digest                                195,000
     2,800   Washington Post Class B                     1,362,200
                                                       -----------
                                                         4,059,763
                                                       -----------
             MEDICAL AND RELATED (0.6%)
     1,500   Pharmacia & Upjohn                             54,938
   110,000   Smith & Nephew                                325,789
                                                       -----------
                                                           380,727
                                                       -----------
             METALS AND MINING (2.1%)
    26,000   Homestake Mining Co.                          230,750
    29,000   Newmont Mining Corp.                          851,875
    29,500   Prime Resources Group                         200,969
                                                       -----------
                                                         1,283,594
                                                       -----------

                                                        (continued)


OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

                                                         MARKET
 SHARES             COMMON STOCK                         VALUE
-----------------------------------------------------------------
            OIL, ENERGY AND NATURAL GAS (9.5%)
   36,000   Amerada Hess Corp.                        $ 1,975,500
    6,000   Atlantic Richfield Co.                        480,750
    8,500   The Energy Group Pls ADR                      379,313
    1,500   Kerr McGee                                     94,969
   18,700   Mitchell Energy & Development                 544,637
   14,000   Murphy Oil Corp.                              758,625
   16,330   Texaco, Inc.                                  887,943
   28,000   Union Texas Petroleum                         582,750
                                                      -----------
                                                        5,704,487
                                                      -----------
            RETAIL (1.5%)
   12,000  *Hill Stores Co.                                38,250
    8,000   Limited Inc.                                  204,000
  150,000  *Petrie Stores- Liq. Trust Unit                448,500
    2,100  *Toys R' Us                                     66,018
    4,300   Wal-Mart Stores, Inc.                         169,581
                                                      -----------
                                                          926,349
                                                      -----------
            TRANSPORTATION (0.8%)
   16,000   Overseas Shipholding Inc.                     349,000
    4,000   Ryder System, Inc.                            131,000
                                                      -----------
                                                          480,000
                                                      -----------
            UTILITIES (3.4%)
   45,000  *Niagara Mohawk Power                          472,500
   50,000   Unicom Corp.                                1,537,500
                                                      -----------
                                                        2,010,000
                                                      -----------
            TOTAL COMMON STOCK
               (50.5%)  (COST  $24,590,650)           $30,195,535
                                                      -----------

                                                         MARKET
  SHARES            PREFERRED STOCK                      VALUE
-----------------------------------------------------------------
            FINANCE (0.6%)
    7,000   Kemper Co., 5.750% Series E               $   364,000
                                                      -----------
            FORESTRY AND PAPER PRODUCTS (0.1%)
      500   International Paper                            24,430
                                                      -----------
            REAL ESTATE (1.1%)
   13,000   Rouse Co. conv. Series B                      650,000
                                                      -----------

                                                         MARKET
  SHARES            PREFERRED STOCK                      VALUE
-----------------------------------------------------------------
            UTILITIES (1.9%)
      265   Cleveland Electric 9.000%                 $   284,554
      150   Cleveland Electric 8.800%                     159,313
    4,940   Cleveland Electric Adj. Rate                  469,300
    2,894   Entergy Gulf Series B                         144,339
    1,000   Niagara Mohawk Power Series B                  23,250
    3,200   Niagara Mohawk Power Series C                  76,800
                                                      -----------
                                                        1,157,556
                                                      -----------
            TOTAL PREFERRED STOCK
               (3.7%)  (COST $1,936,523)              $ 2,195,986
                                                      -----------

                  PUT OPTION PURCHASES                   MARKET
 SHARES     STOCK/EXPIRATION/EXERCISE PRIC               VALUE
-----------------------------------------------------------------
       15   Automatic Data/Feb/$55.00                 $     1,031
       15   Automatic Data/May/$60.00                       4,312
        5   Grand Met/Jan/$45.00                            3,812
       10   HFS/Jan/$65.00                                      0
       10   IBM/Jan/$95                                       625
       15   IBM/Jan/$100                                    1,875
       10   IBM/Jan/$105                                    3,750
       15   IBM/Jan/$115                                   15,750
       15   IBM/Jul/$120                                   28,875
       10   Limited Inc/Feb/$25                             1,188
       15   Pharmacia & Upjohn/Apr/$40                      6,188
        6   Poloroid/Apr/$60                                5,625
       25   Schering-Plough/Feb/$55                           937
       10   Schering-Plough/Feb/$65                         6,750
       15   Schering-Plough/Aug/$65                         9,375
       15   Texaco/Apr/$70                                 15,188
       15   Walmart/Jun/$42.50                              8,625
                                                      -----------
            TOTAL PUT OPTION PURCHASE
               (0.2%) (COST  $201,997)                $   113,906
                                                      -----------
            TOTAL HOLDINGS
               (COST  $52,768,019) (a)                $59,572,752
                                                      ===========




*  Non-income producing securities.

(a)  Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES
                                                              December 31, 1997
Assets:
   Investments in securities at market
     value (note 1) (cost $52,768,019) ..........................  $59,572,752
   Cash in bank .................................................        1,545
   Receivable for fund shares sold ..............................      490,274
   Receivable for securities sold ...............................       22,599
   Dividends and accrued interest receivable ....................      265,003
   Other ........................................................        2,469
                                                                   -----------
     Total assets ...............................................   60,354,642
                                                                   -----------
Liabilities:
   Payable for investment management
     services (note 3) ..........................................      467,709
   Payable for securities purchased .............................       41,460
   Other accrued expenses .......................................       14,379
                                                                   -----------
     Total liabilities ..........................................      523,548
                                                                   -----------
Net assets at market value ......................................  $59,831,094
                                                                   ===========
Net assets consist of:
   Par value, $1 per share ......................................   $4,420,939
   Paid-in capital in excess of par value .......................   48,601,647
   Net unrealized appreciation on investments (note 1)...........    6,804,733
   Undistributed net
     investment income ..........................................        3,775
                                                                   -----------
Net assets at market value ......................................  $59,831,094
                                                                   ===========
Shares outstanding (note 4) .....................................    4,420,939

Net asset value per share .......................................  $     13.53
                                                                   ===========

STATEMENTS OF OPERATIONS
                                                   Year ended December 31, 1997
Investment income:
   Interest .....................................................  $ 1,141,028
   Dividends ....................................................      708,387
                                                                   -----------
    Total investment income .....................................    1,849,415
                                                                   -----------
Expenses:
    Management fees (note 3) ....................................      386,595
    Custodian fees (note 3) .....................................       13,000
    Directors' fees (note 3) ....................................        2,320
    Professional fees ...........................................        6,960
    Accounting and transfer agent fees ..........................       40,596
    Other .......................................................        9,444
                                                                   -----------
    Total expenses ..............................................      458,915
                                                                   -----------
    Net investment income .......................................  $ 1,390,500
                                                                   -----------
Realized and unrealized gain on investments:
  Net realized gain from investments ............................  $ 2,209,729
  Net increase in unrealized
   appreciation on investments ..................................    3,325,188
                                                                   -----------
    Net gain on investments .....................................    5,534,917
                                                                   -----------
    Net increase in net
    assets from operations ......................................  $ 6,925,417
                                                                   ===========



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year Ended         Year Ended
                                                                          12-31-97           12-31-96
                                                                         ----------         ----------
From operations:
  Net investment income ................................................$ 1,390,500       $  1,121,488
  Realized gain on investments .........................................  2,209,729          1,168,575
  Unrealized gain on investments .......................................  3,325,188          2,026,474
                                                                        -----------       ------------
    Net increase in assets from operations..............................  6,925,417          4,316,537
                                                                        -----------       ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income............................. (1,682,334)          (969,506)
  Capital gains distributions .......................................... (3,070,931)          (655,102)
                                                                        -----------       ------------
    Total dividends and distributions .................................. (4,753,265)        (1,624,608)
                                                                        -----------       ------------

From capital share transactions (note 4):
  Received from shares sold ............................................ 17,953,371         16,614,123
  Received from dividends reinvested ...................................  4,753,265          1,624,608
  Paid for shares redeemed ............................................. (3,328,937)        (1,969,700)
                                                                        -----------       ------------
    Increase in net assets derived from capital share transactions ......19,377,699         16,269,031
                                                                        -----------       ------------

      Increase in net assets ........................................... 21,549,851         18,960,960
Net Assets:
  Beginning of period .................................................. 38,281,243         19,320,283
                                                                        -----------       ------------
  End of period (a) ....................................................$59,831,094       $ 38,281,243
                                                                        ===========       ============

(a) Includes undistributed net investment income of.....................$     3,775       $    295,609
                                                                        ===========       ============

FINANCIAL HIGHLIGHTS

                                                                                         5-1-94
                                                           Years Ended December 31,        to
                                                          1997      1996       1995     12-31-94
                                                          ----      ----       ----     --------
Per share data:
Net asset value, beginning of period.....................$12.93    $11.99     $10.25     $10.00
Income from investment operations:
   Net investment income.................................. 0.39      0.48       0.39       0.22
   Net realized and unrealized gain on investments ....... 1.48      1.31       1.85       0.23
                                                         ------    ------     ------     ------
     Total income from investment operations.............. 1.87      1.79       2.24       0.45
                                                         ------    ------     ------     ------
Less distributions:
   Dividends from net investment income ..................(0.46)    (0.44)     (0.29)     (0.20)
   Distributions from net realized capital gains .........(0.81)    (0.41)     (0.21)      0.00
                                                         ------    ------     ------     ------
     Total distributions..................................(1.27)    (0.85)     (0.50)     (0.20)
                                                         ------    ------     ------     ------
Net asset value, end of period...........................$13.53    $12.93     $11.99     $10.25
                                                         ======    ======     ======     ======
Total return..............................................15.19%    15.75%     22.62%      4.53%(b)

Ratios and supplemental data:
   Ratio of expenses to average net assets ............... 0.95%     0.97%      0.96%      0.98%(a,d)
   Ratio of net investment income to average net assets .. 2.88%     3.90%      3.47%      3.24%(a,d)
Portfolio turnover rate...................................   41%       37%        32%        20%
Average commission rate (c) ............................. $ 0.04    $ 0.05        NR         NR

Net assets at end of period (millions)....................$ 59.8    $ 38.3     $ 19.3    $  6.8

(a)  Annualized

(b)  Calculated on an aggregate basis (not annualized)

(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

(d) The advisor has reimbursed certain operating expenses of the Capital Apprciation Portfolio for the period ending December 31, 1994. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.05% and the annualized ratio of net investment income to average net assets would have been 3.18%.

(NR) Not required prior to 1996.

   The accompanying notes are an integral part of these financial statements.

SMALL CAP PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Small Cap Portfolio seeks maximum capital growth by investing primarily in common stocks of small- and medium- size companies

PERFORMANCE AS OF DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                   8.47%
Three-year                                19.31%
Since inception (4/30/94)                 21.76%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

The second half of 1997 continued the trend of volatility set in the first half. The third quarter was strong but followed by a weak fourth quarter, primarily due to concerns over the Asian crisis and its effects on corporate profit growth. The positives of 1997 were better than expected profits and a declining inflation rate which led to lower interest rates. Unfortunately, the concern over global growth resulted in investors favoring large cap investments.

We would expect 1998 to be more of the same at this point. The economies of Europe and the Americas are healthy albeit growing slowly. Interest rates continue to trend down as does inflation which is a good environment for financial assets. The primary concern is the Asian crisis which will have a deflationary effect and cause some slowdown in global growth. The uncertainty over the magnitude of the Asian crisis and its impact will likely lead to continued volatility across all global stock markets. We believe however that the US is in particularly good shape with declining interest rates and a good global competitive position. Small company stocks are at very attractive valuations and with their higher growth rates should perform well in the current environment.

CHANGE IN VALUE OF $10,000 INVESTMENT

                     '94      '95       '96        '97
Small Cap Portfolio                                $20,684
Russell 2000 Index                                 $18,343

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                               % of Net Assets
1.  JP Foodservice Inc                               2.1
2.  Fairfield Communities Inc                        2.1
3.  Watson Pharmaceuticals Inc.                      2.0
4.  Wolverine World Wide                             1.8
5.  Helen of Troy                                    1.6
6.  HBO & Co                                         1.6
7.  Documentum                                       1.6
8.  HNC Software                                     1.6
9.  US Office Products                               1.5
10. Pre Paid Legal Services                          1.5

TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997
                                               % of Net Assets
[S]                                                [C]
Computer and Related                               17.1
Medical and Related                                10.2
Business Services                                   6.7
Retail                                              5.5
Electronics                                         5.0


The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

    FACE                                                         MARKET
   AMOUNT          REPURCHASE AGREEMENTS                         VALUE
-------------------------------------------------------------------------
              FINANCIAL (14.2%)
 $8,290,000   Star Bank 5.500%  01-02-98
                repurchase price $8,292,533
                collateralized by GNMA certificates
                pool #8359
                due 01-20-24 (cost $8,290,00                   $8,290,000
                                                               ----------
              TOTAL REPURCHASE AGREEMENTS
                 (14.2%) (Cost $8,290,000)                     $8,290,000
                                                               ----------

                                                                 MARKET
   SHARES     U.S. COMMON STOCK                                  VALUE
-------------------------------------------------------------------------
              AEROSPACE (0.7%)
     14,250  *Tracor Inc.                                        $432,844
                                                                ---------
              AUTOMOTIVE AND RELATED (0.5%)
     10,700   OEA Inc.                                            309,631
                                                                ---------
              BUSINESS SERVICES (6.7%)
     17,075  *Checkfree                                           461,025
     20,000  *Concord EFS, Inc.                                   497,500
      2,850  *Metzler Group                                       114,356
      6,000   National Data Corp.                                 216,750
     24,975  *Pre Paid Leagal Services Inc.                       853,833
     14,000  *Sylvan Learning Systems Inc.                        546,000
     44,625  *US Office Products                                  875,766
     15,575  *Vestcom International                               348,491
                                                                ---------
                                                                3,913,721
                                                                ---------
              CHEMICALS (1.2%)
     12,875   Crompton & Knowles Corp.                            341,187
      9,475   OM Group                                            347,022
                                                                ---------
                                                                  688,209
                                                                ---------
              CIRCUITS (0.6%)
     12,025   Sipex Corporation                                   363,756
                                                                ---------
              COLLECTIBLES (0.5%)
      7,600  *Action Performance Co.  Inc.                        287,850
                                                                ---------
              COMMUNICATIONS (4.3%)
      8,100  *Cellular Communication Intl.                        378,676
     20,300  *Digital Microwave Corp.                             294,350
      9,125  *Genesys Telecomm. Labs                              290,859
     23,200  *Intelect Communications Inc.                        118,899
     11,975  *Nextlink Communications                             255,217
     15,400  *P-Com Inc.                                          265,650
      5,625  *Pacific Gateway Exchange                            302,695
     19,225  *Periphonics Corp.                                   168,219
     19,475  *Smartalk Teleservices                               443,056
                                                                ---------
                                                                2,517,621
                                                                ---------
              CONSUMER PRODUCTS (3.6%)
     58,400   Helen of Troy                                       941,700
     10,550  *JR Cigar                                            263,750
     11,750  *Ocular Sciences                                     308,438
     14,375  *Samsonite                                           454,609
      4,950   Windmere                                            111,684
                                                                ---------
                                                                2,080,181
                                                                ---------

                                                                 MARKET
   SHARES          U.S. COMMON STOCK                             VALUE
-------------------------------------------------------------------------
              COMPUTER AND RELATED (17.1%)
     18,075  *Aspen Technology                                 $  619,069
      7,275  *Avant! Corp.                                        121,856
     16,350  *CDW Computer Centers Inc.                           852,244
     22,125  *Documentum                                          932,016
      5,750  *Electronic Arts                                     217,422
     42,350  *Geoworks                                            407,619
     21,625  *HNC Software                                        929,875
     20,625   Harbinger Corp.                                     579,991
     19,987   Insight Enterprises Inc.                            734,522
     13,325   Keane Inc.                                          541,328
      8,450  *MMC Networks Inc.                                   141,511
     23,650  *Mastech Corporation                                 750,887
     11,500  *Radisys Corp.                                       428,375
     16,925  *SanDisk Corp. Designs                               343,789
      8,575  *Security Dynamics Tech.                             306,556
     24,125  *Simione Central                                     217,125
      6,000  *Sterling Commerce Inc.                              230,625
     23,500  *Summit Design Inc.                                  243,812
     14,825  *Transaction System Arch.                            563,350
     18,025  *Transition Systems                                  398,803
     13,650  *Zebra                                               406,088
                                                               ----------
                                                                9,966,863
                                                               ----------
              Drugs (3.0%)
     17,400   Parexel International Corp.                         643,800
     33,900  *Watson Pharmaceuticals Inc.                       1,099,630
                                                               ----------
                                                                1,743,430
                                                               ----------
              ELECTRONICS (5.0%)
     27,750   Berg Electronics Corp.                              631,313
     11,746   PRI Automation Inc.                                 339,166
      7,275  *Powerwave Technologies                              122,311
     21,512   Remec Inc.                                          484,020
     10,475  *Sanmina Corp.                                       709,681
     11,400  *Sawtek Inc.                                         300,675
      7,325  *Speedfam International Inc.                         194,112
      3,300   Vitesse Semiconductor Corp.                         124,575
                                                               ----------
                                                                2,905,853
                                                               ----------
              ENTERTAINMENT AND LEISURE (0.4%)
     12,425  *Midway Games                                        225,980
                                                               ----------
              FINANCE (0.2%)
      2,500   Banco Latinoamericano                               103,438
                                                               ----------
              FOOD AND RELATED (2.1%)
     32,675  *JP Foodservice Inc.                               1,206,933
                                                               ----------
              HEALTH CARE AND RELATED (1.5%)
     10,425  *Access Health Inc.                                  306,234
      2,125  *Envoy Corporation                                    61,891
     30,050  *Orthodontic Centers of America                      499,581
                                                               ----------
                                                                  867,706
                                                               ----------
              HOTEL/LODGING (4.0%)
     15,650  *Capstar Hotel Co.                                   536,991
      6,475  *Promus Hotel Corp.                                  271,950
     23,162   Signature Resorts Inc.                              506,669
     29,025  *Silverleaf Resorts Inc.                             711,113
     13,300  *Vistana                                             305,900
                                                               ----------
                                                                2,332,623
                                                               ----------
                                                               (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1997

                                                                 MARKET
    SHARES         U.S. COMMON STOCK                             VALUE
-------------------------------------------------------------------------
              INDUSTRIAL SERVICES (2.0%)
     14,500  *Brooks Automation                                  $266,438
      9,000   Harsco Corp.                                        388,125
     13,350  *USA Waste                                           523,987
                                                                ---------
                                                                1,178,550
                                                                ---------
              INSURANCE (1.9%)
      7,375   Executive Risk Inc.                                 514,867
     14,200   Reliastar Financial Corp.                           584,863
                                                                1,099,730
                                                                ---------
              INVESTMENT MANAGEMENT (0.5%)
     10,725  *Affiliated Managers Group Inc.                      311,025
                                                                ---------
              MACHINERY (0.8%)
     18,325  *Rental Service Corp.                                450,108
                                                                ---------
              MEDICAL AND RELATED (10.2%)
      9,300  *Advance Paradigm                                    295,275
     15,500  *Covance                                             308,062
     19,100  *ESC Medical Systems                                 740,125
     28,475  *FPA Medical Management                              530,347
     19,470   HBO & Company                                       934,560
     12,125  *Healthcare Compare                                  619,891
     13,375  *Henry Schein Inc.                                   468,125
     23,450  *Medical Manager Corp.                               422,100
      9,800  *NCS Healthcare Inc.                                 258,475
      5,075  *R.P. Scherer                                        309,575
     17,700   Rexall Sundown Inc.                                 534,319
     12,175  *Sunrise Assisted Living Inc.                        525,048
                                                                ---------
                                                                5,945,902
                                                                ---------
              METALS AND MINING (0.7%)
     10,525   IMCO Recycling                                      169,058
     14,250  *NSS Group                                           244,031
                                                                ---------
                                                                  413,089
                                                                ---------
              OIL, ENERGY, AND NATURAL GAS (0.7%)
      1,250   Patterson Energy                                     48,359
     15,000   UTI Energy                                          388,125
                                                                ---------
                                                                  436,484
                                                                ---------
              PRINTING (0.9%)
     13,000   Mail-Well Inc.                                      526,500
                                                                ---------
              REAL ESTATE (2.0%)
     27,100   Fairfield Communities Inc.                        1,195,788
                                                                ---------

              RENTAL AUTO/EQUIPMENT (0.4%)
     11,800  *United Rentals Inc.                                 227,888
                                                                ---------
              RESTAURANTS (1.4%)
     19,000   CKE Restaurants                                     800,375
                                                                ---------


                                                                 MARKET
  SHARES           U.S. COMMON STOCK                             VALUE
-------------------------------------------------------------------------
              RETAIL (5.5%)
     12,000   Fred Meyer                                       $  436,500
     22,700   Proffitt's Inc.                                     645,531
     16,850  *Stage Stores                                        629,769
     12,475  *The Men's Wearhouse Inc.                            433,506
     46,575   Wolverine World Wide                              1,053,759
                                                              -----------
                                                                3,199,065
              RETIREMENT/AGED CARE (0.8%)
     42,000  *Capital Senior Living                               438,375
                                                              -----------
              TELECOM SERVICES (2.8%)
     10,900  *Echostar Communications                             182,575
     33,900  *Premiere Technologies                               936,542
     41,625  *Westell Technologies Inc. A                         532,271
                                                              -----------
                                                                1,651,388
                                                              -----------
              TEXTILES (0.6%)
     11,000   Warnaco Group Cl A                                  345,125
                                                              -----------
              TRANSPORTATION (1.5%)
     39,625  *Offshore Logistics                                  846,984
                                                              -----------
              TOTAL U.S. COMMON STOCK
               (84.1%)  (COST $41,121,629)                    $49,013,015
                                                              -----------

                                                                 MARKET
     SHARES        FOREIGN COMMON STOCK                          VALUE
-------------------------------------------------------------------------
              BRITIAN (1.4%)
              MEDIA
     39,600  *Flextech Plc                                     $  340,124

              MISCELLANEOUS
     83,770   Wetherspoon (J.D.)                                  458,993
                                                              -----------
              TOTAL BRITIAN                                       799,117
                                                              -----------
              NETHERLANDS (1.1%)
              MISCELLANEOUS
      8,160  *Hunter Douglas NV                                   285,789

              TRANSPORTATION
      7,100  *IHC Caland                                          368,444
                                                              -----------
              TOTAL NETHERLANDS                                   654,233
                                                              -----------
              TOTAL FOREIGN COMMON STOCK
               (2.5%) (COST $968,846)                         $ 1,453,350
                                                              -----------
              TOTAL HOLDINGS
               (COST $50,380,475)(A)                          $58,756,365
                                                              ===========



*Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                DECEMBER 31, 1997
Assets:
 Investments in securities at market
  value (note 1) (cost $50,380,475)..........        $58,756,365
 Cash in bank ...............................                845
 Receivable for fund shares sold.............            615,474
 Receivable for securities sold .............            583,480
 Dividends and accrued interest receivable ..              3,657
 Other ......................................              2,406
                                                     -----------
  Total assets ..............................         59,962,227
                                                     -----------
Liabilities:
 Payable for securities purchased ...........          1,607,040
 Payable for investment management
  services (note 3) .........................             39,867
 Other accrued expenses .....................             10,751
                                                     -----------
  Total liabilities .........................          1,657,658
                                                     -----------
Net assets at market value                           $58,304,569
                                                     ===========

Net assets consist of:
 Par value, $1 per share ....................         $3,114,834
 Paid-in capital in excess of par value .....         46,812,884
 Accumulated undistributed net realized
  gain on investments (note 1)...............                961
 Net unrealized appreciation on investments
  (note 1)...................................          8,375,890
                                                     -----------
Net assets at market value                           $58,304,569
                                                     ===========
Shares outstanding (note 4)..................          3,114,834
                                                     ===========

Net asset value per share....................        $     18.72
                                                     ===========

 STATEMENT OF OPERATIONS
                                     YEAR ENDED DECEMBER 31, 1997
 Investment income:
  Interest................................           $    100,415
                                                      -----------
  Dividends...............................                293,792
                                                      -----------
   Total investment income................                394,207
                                                      -----------
 Expenses:
  Management fees (note 3)................                378,436
  Custodian fees (note 3).................                 10,000
  Directors' fees (note 3)................                  2,120
  Professional fees.......................                  6,360
  Fund accounting fees ...................                 35,496
  Other...................................                  9,310
                                                      -----------
   Total expenses.........................                441,722

   Net investment loss ...................               ($47,515)
                                                      -----------
 Realized and unrealized gain on investments:
  Net realized gain from investments .....             $2,695,780
  Net increase in unrealized
   appreciation on investments ...........              1,661,151
                                                      -----------
    Net gain on investments...............              4,356,931
                                                      -----------
    Net increase in net
    assets from operations................             $4,309,416
                                                      ===========


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year Ended    Year Ended
                                                                                    12-31-97      12-31-96
                                                                                   ----------    ----------
From operations:
 Net investment loss .............................................................    ($47,515)    ($127,376)
 Realized gain (loss) on investments .............................................   2,695,780      (234,049)
 Unrealized gain on investments ..................................................   1,661,151     4,808,722
                                                                                   -----------   -----------
   Net increase in assets from operations.........................................   4,309,416     4,447,297
                                                                                   -----------   -----------
Dividends and distributions to shareholders:
 Capital gains distributions .....................................................  (2,462,490)     (542,566)
                                                                                   -----------   -----------
From capital share transactions (note 4):
 Received from shares sold .......................................................  21,480,666    19,468,827
 Received from dividends reinvested ..............................................   2,462,490       542,566
 Paid for shares redeemed ........................................................  (5,950,001)   (1,490,446)
                                                                                   -----------   -----------
  Increase in net assets derived from capital share transactions..................  17,993,155    18,520,947
                                                                                   -----------   -----------
    Increase in net assets .......................................................  19,840,081    22,425,678
Net Assets:
 Beginning of period .............................................................  38,463,709    16,038,031
                                                                                   -----------   -----------
 End of period (a) ............................................................... $58,303,790   $38,463,709
                                                                                   ===========   ===========

(a) Includes undistributed net investment loss of.................................   ($198,942)    ($151,428)
                                                                                   ===========   ===========

FINANCIAL HIGHLIGHTS

                                                                                         5-1-94
                                                   Years Ended December 31,                to
                                                   1997      1996           1995        12-31-94
                                                   ----      ----           ----        --------
Per share data:
Net asset value, beginning of period..............$18.03    $15.85         $11.99        $10.00
Income (loss) from investment operations:
 Net investment income (loss) .................... (0.02)    (0.08)         (0.02)         0.18
 Net realized and unrealized gain on investments .  1.54      2.80           3.95          1.94
                                                  ------    ------         ------        ------
  Total income from investment operations.........  1.52      2.72           3.93          2.12
                                                  ------    ------         ------        ------
Less distributions:
 Dividends from net investment income.............  0.00      0.00          (0.07)        (0.13)
 Distributions from net realized capital gains ... (0.83)    (0.54)          0.00          0.00
                                                  ------    ------         ------        ------
  Total distributions............................. (0.83)    (0.54)         (0.07)        (0.13)
                                                  ------    ------         ------        ------
Net asset value, end of period....................$18.72    $18.03         $15.85        $11.99
                                                  ======    ======         ======        ======

Total return......................................  8.47%    17.71%         33.01%        21.26%(b)

Ratios and supplemental data:
 Ratio of expenses to average net assets .........  0.94%     0.96%          0.96%         0.91%(a,d)
 Ratio of net investment income to average net
   assets ........................................ (0.11%)   (0.48%)        (0.11%)        3.27%(a,d)
Portfolio turnover rate...........................    80%       70%            75%           22%
Average commission rate (c) ...................... $0.05     $0.06              NR           NR

Net assets at end of period (millions)............ $58.3     $38.5          $16.0          $3.3

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
(d) The advisor has reimbursed certain operating expenses of the Small Cap Portfolio for the period ending December 31, 1994. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 0.95% and the annualized ratio of net investment income to average net assets would have been 3.24%.
(NR) Not required prior to 1996


   The accompanying notes are an integral part of these financial statements.

GLOBAL CONTRARIAN PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE

The Global Contrarian Portfolio seeks to provide long-term growth of capital by investing in foreign and domestic securities that are undervalued or presently out of favor with other investors but have positive prospects for eventual appreciation.

PERFORMANCE AS OF DECEMBER 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                  11.67%
Since inception (3/31/95)                 11.93%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS

Over the 12 months ended December 31, 1997, the Global Contrarian Portfolio underperformed the MSCI World Index. This was due to several factors. First, a fairly substantial percentage (approximately 17%) of net assets is invested in various commodity-related securities (i.e., gold, forest products, base metals, sugar) which declined markedly while the Asian crisis unfolded. Second, most non-Asian world markets performed well in the first half of the year, but displayed considerable volatility in the second half. While large capitalization stocks recovered, small capitalization stocks lagged major indices. Because the portfolio tends to be overweighted in smaller stocks, this hurt relative returns for our US as well as foreign holdings. Third, the portfolio held a fairly large cash position throughout the year (approximately 23% of net assets) which earned meager returns in a low interest rate environment.

The portfolio has reduced its exposure to commodities-related securities over the last six months as weaker global economic growth is anticipated in the near-term following the Asian crisis. Simultaneously, the portfolio has started cautiously buying stocks and bonds on a selective basis in a few Asian countries. There is value to be found in certain depressed situations following recent price collapses in that region.

CHANGE IN VALUE OF $10,000 INVESTMENT

                                        '95       '96           '97
Global Contrarian Portfolio             $10,000                $15,049
Morgan Stanley Capt. Ind. Worl Index    $10,000                $13,630

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997

                                               % of Net Assets
1.  Edipresse Sa Br New                              1.8
2.  CDL Hotels                                       1.7
3.  Franklin Electric Co Inc                         1.7
4.  Rep of Argentina FRN                             1.7
5.  Makita Corp                                      1.6
6.  Manpower                                         1.6
7.  Industrias Penoles                               1.5
8.  San Juan Basin Royalty                           1.5
9.  Kaneb Services, Inc                              1.4
10. Secom Co., LTD                                   1.4

TOP 5 COUNTRIES AS OF DECEMBER 31, 1997
                                              % of Net Assets
United States                                      33.4
Japan                                               6.8
Switzerland                                         6.5
South America                                       5.3
France                                              4.6






The risk associated with investing on a worldwide basis includes differences in regulation of financial data and reporting and currency exchanges as well as economic and political systems which may be different from those in the United States. The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1997

                                                            MARKET
 SHARES             U.S. COMMON STOCK                       VALUE
-------------------------------------------------------------------
            BUILDING MATERIALS (0.8%)
 10,000     Justin Industries Inc.                         $136,250
                                                         ----------
            CAPITAL GOODS (4.9%)
  3,000     Bandag Inc. Class 'A'                           143,625
  8,000     Blount International Inc. Cl 'A'                213,500
  4,700     Franklin Electric Co., Inc.                     301,975
 12,000     Woodhead Industries, Inc.                       225,000
                                                         ----------
                                                            884,100
                                                         ----------
            CHEMICALS (0.6%)
 10,000     Lawter International Inc.                       108,750
                                                         ----------
            COMPUTER AND RELATED (2.8%)
  5,000     NCR Corporation                                 139,063
  8,000     Teltrend, Inc.                                  137,000
 10,000     Wang Laboratories, Inc.                         221,250
                                                         ----------
                                                            497,313
                                                         ----------
            CONSUMER PRODUCTS (3.3%)
  1,000     Allen Organ Co. Class 'B'                        41,500
  3,000     Dole Foods Company, Inc.                        137,250
  5,000     Furniture Brands International Inc.             102,500
  8,000     Gibson Greetings, Inc.                          175,000
 10,000     Hancock Fabrics                                 145,000
                                                         ----------
                                                            601,250
                                                         ----------
            ELECTRICAL EQUIPMENT (1.8%)
 20,000     BEI Electronics, Inc.                            82,500
 20,000     BEI Technologies, Inc.                          245,000
                                                         ----------
                                                            327,500
                                                         ----------
            ENERGY AND OIL (4.1%)
 50,000     Kaneb Services Inc.                             259,375
  8,000     North European Oil Royalty Trust                129,000
  1,700     Rochester & Pittsburgh Coal Co.                  75,650
 30,000     San Juan Basin Royalty Trust                    277,500
                                                         ----------
                                                            741,525
                                                         ----------
            FINANCE (3.2%)
  8,000    *Classic Bankshares Inc.                         134,000
  5,000    *East Texas Financial Services                   118,750
  8,000    *First Federal Financial Services                129,000
  8,500     Redwood Financial Inc.                          110,500
  5,000     Southern Banc Co., Inc.                          87,500
                                                         ----------
                                                            579,750
                                                         ----------
            FORESTRY PRODUCTS (1.7%)
  1,000     Georgia Pacific Corp.                            60,750
  1,000     Georgia Pacific Corp. Timber Group               22,687
  5,000     Greif Brothers Corp. Class 'A'                  167,500
  1,500     Rayonier Inc.                                    63,843
                                                         ----------
                                                            314,780
                                                         ----------
            MEDIA (0.0%)
  5,000    *Integrity Music, Inc. Class 'A'                   6,250
                                                         ----------
            METALS AND MINING (0.7%)
     60     Case Pomeroy, Inc. Class A                       63,000
  1,000     Reynolds Metals Co.                              60,000
                                                         ----------
                                                            123,000
                                                         ----------
            REAL ESTATE (0.3%)
  2,000     Alico, Inc.                                      46,500
                                                         ----------
            SERVICES (2.6%)
 10,000     Borg-Warner Security Corp.                     $176,250
  8,000     Manpower Inc.                                   282,000
                                                         ----------
                                                            458,250
                                                         ----------
            TRANSPORTATION (0.7%)
  3,500     Kenan Transport Company                         128,187
                                                         ----------

            UTILITIES (0.9%)
  5,000     Montana Power Co.                               159,063
                                                         ----------
            MISCELLANEOUS (3.6%)
  5,000     Chemed Corp.                                    207,188
 15,000    *Kaiser Ventures Inc.                            180,000
  4,000     UniFirst Corp.                                  112,250
  5,200     Zero Corporation                                154,050
                                                         ----------
                                                            653,488
                                                         ----------
            TOTAL U.S. COMMON STOCK
              (32.0%) (COST $4,475,049)                  $5,765,956
                                                         ----------

                                                             MARKET
 SHARES         FOREIGN COMMON STOCK                         VALUE
-------------------------------------------------------------------
            JAPAN (6.8%)
 20,000     Dai Tokyo Fire & Marine Ins. Co. (18)           $68,704
 12,000     Dowa Fire & Marine Ins. Co. (18)                 35,793
  2,500     Fuji Photo Film Co. Ltd. (9)                     95,848
  2,500     Fuji Photo Film Co. Ltd. ADR (9)                 95,469
  8,000     Koekisha Co. Ltd. (29)                          130,046
 30,000     Makita Corp.                                    287,544
  7,000     Nittetsu Mining Co., Ltd. (22)                   28,448
  4,000     Secom Co., Ltd. (29)                            255,799
  1,000     Toho Co. (20)                                   106,583
 25,000     Yomeishu Seizo Co. Ltd.                         129,394
                                                         ----------
                                                          1,233,628
                                                         ----------
            SWITZERLAND (6.5%)
     40     Bank of Intl. Settlements (3)                   249,658
  1,100     Edipresse SA, Bearer (25)                       319,015
    300     Kuehne & Nagel Intl. AG (32)                    193,502
    500     Sika Finanz AG Bearer (7)                       158,687
    700     Societe Generale d'Affichage DRC (20)           256,156
                                                         ----------
                                                          1,177,018
                                                         ----------
            FRANCE (4.3%)
  3,000     Emin-Leydier (14)                               177,013
  2,000     Eramet (14)                                      75,792
    300     Eurafrance (34)                                 122,164
  1,000     Legrand ADP (10)                                126,153
  1,000     Marine Wendel (34)                              113,687
    800     Groupe NSC (19)                                 104,911
    900     Rougier SA (14)                                  44,877
                                                         ----------
                                                            764,597
                                                         ----------
            LATIN AMERICA (3.0%)
 10,000     Antofagasta Holdings plc (21)                    54,506
 62,500     Industrias Penoles, SA de CV (1)                278,312
 75,000     Ledesma SA (1)                                   78,015
515,000     Grupo Fernandez Editors (25)                    121,372
                                                         ----------
                                                            532,205
                                                         ----------


                                                         (continued)

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                           DECEMBER 31, 1997

                                                             MARKET
  SHARES                 FOREIGN COMMON STOCK                VALUE
-------------------------------------------------------------------
               HONG KONG (2.1%)
   999,606     CDL Hotels Intl. Ltd. (16)                  $303,212
   100,000     Shaw Brothers (Hong Kong) Ltd.(20)            74,219
                                                        -----------
                                                            377,431
                                                        -----------
               SOUTH AFRICA (1.9%)
    50,000     Avgold Ltd. (22)                              39,042
    22,500     Driefontein ADR (22)                         149,063
    35,000     Vaal Reefs Exploration Ltd. (22)             134,531
     2,500     Western Areas Gold Mining Ltd. (22)           13,768
                                                        -----------
                                                            336,404
                                                        -----------
               GERMANY (1.6%)
       100     Axel Springer Verlag AG (20)                  67,280
       500     Buderus AG (5)                               224,360
                                                        -----------
                                                            291,640
                                                        -----------
               MALAYSIA (1.1%)
    80,000     Genting Berhad                               200,463
                                                        -----------

               SINGAPORE (0.9%)
    13,000     DelGro Corp. Ltd.                             15,917
    85,000     Intraco Ltd. (34)                             39,911
     6,500     Singapore Bus Service Ltd. (32)                2,357
   200,000     Thakral Corp. Ltd.                           104,000
                                                        -----------
                                                            162,185
                                                        -----------
               BELGIUM (0.6%)
       700     Engrais Rosier SA (34)                       114,732
                                                        -----------
               NEW ZEALAND (0.5%)
    60,000     Carter Holt Harvey Limited (14)               92,648
                                                        -----------

               CANADA (0.5%)
     5,000     Noranda, Inc. (21)                            86,071
                                                        -----------
               SPAIN (0.4%)
    12,000     Energia e Industrias Aragonesas (7)           80,339
                                                        -----------
               THAILAND (0.4%)
    20,000     Oriental Hotel (16)                           80,258
                                                        -----------
               NETHERLANDS (0.4%)
     1,300     Bosch & Keuning NV (20)                       40,415
     2,080     German City Estates NV (27)                   28,226
                                                        -----------
                                                             68,641
                                                        -----------
               SWEDEN (0.3%)
     5,000     Bylock & Nordsjofrakt AB 'B'(32)              20,670
     5,000     Gorthon Lines (32)                            27,539
                                                        -----------
                                                             48,209
                                                        -----------
               PHILIPPINES (0.1%)
70,000,000     Manila Mining Corp. 'B' (22)                  22,469
                                                        -----------
               INDONESIA (0.1%)
   200,000     PT Komatsu Rigs Tender                        19,091
                                                        -----------
               MISCELLANEOUS (0.9%)
   100,000     Lonrho plc (34)                              153,608
                                                        -----------

               TOTAL FOREIGN COMMON STOCK
                 (32.4%) (COST $6,595,959)               $5,841,637
                                                        -----------
               TOTAL COMMON STOCKS
                 (64.4%) (COST  $11,071,008)            $11,607,593
                                                        -----------

                                                             MARKET
  SHARES                 U.S. PREFERRED STOCK                 VALUE
-------------------------------------------------------------------
               MEDIA (0.8%)
     2,000     Cowles Media Co., Non voting             $   152,000
                                                        -----------
               TOTAL U.S. PREFERRED STOCK
                (0.8%) (COST $46,250)                   $   152,000
                                                        -----------

                                                            MARKET
 SHARES                  FOREIGN PREFERRED STOCK            VALUE
-------------------------------------------------------------------
               INDONESIA (1.3%)
     6,000     Freeport McMoRan Pfd. 'C' (22)           $   136,500
     5,000     Freeport McMoRan Pfd. 'D' (22)                96,876
                                                        -----------
                                                            233,376
                                                        -----------
               NEW ZEALAND (0.9%)
    35,000     Independent Press Communications (25)        162,540
                                                        -----------
               TOTAL FOREIGN PREFERRED STOCK
                (2.2%) (COST $474,511)                  $   395,916
                                                        -----------
               TOTAL PREFERRED STOCK
                (3.0%) (COST $520,761)                  $   547,916
                                                        -----------

  FACE                                                       MARKET
 AMOUNT                  CONVERTIBLE DEBENTURES              VALUE
--------------------------------------------------------------------
               U.S. DOLLAR (4.0%)
  $124,000     Air & Water Technology Corp.
                8.000% due 05-15-15 (29)                $   101,525
    50,000     Cheil Jedang
                3.000% due 12-31-06 (9)                      52,813
   155,000     IRSA
                4.500% due 08-02-03 (4)                     164,881
   250,000     Tipco Asphalt Co.
                2.750% due 09-19-06 (6)                     185,000
   100,000     Samsung Electronics Co. Ltd
                due 12-31-07 (11)                            70,375
   200,000     ICTSI
                1.750% due 03-13-04 (6)                     148,500
                                                        -----------
                                                            723,094
                                                        -----------
               NON-U.S. DOLLAR (0.3%)
     2,000  FF Immobiliere Hoteliere
                5.000% due 01-01-01 (16)                     59,835
                                                        -----------
               TOTAL CONVERTIBLE DEBENTURES
                (4.3%) (Cost  $831,064)                   $ 782,929
                                                        -----------


                                                         (continued)

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                  DECEMBER 31, 1997

    FACE                                                      MARKET
   AMOUNT                NON-CONVERTIBLE BONDS                VALUE
--------------------------------------------------------------------
               U.S. DOLLAR (5.0%)
   $50,000     Cemex SA
               9.500% due 09-20-01 (6)                      $ 51,485
   147,000     Federal Republic Of Brazil
               6.687% due 04-15-06 (15)                      127,155
   200,000     Grupo Televisa
               13.250% due 05-15-08 (20)                     149,760
   336,000     Republic of Argentina FRB
               6.687% due 03-31-05 (15)                      300,804
   238,095     Republic of Venezuela
               6.812% due 12-18-07 (15)                      213,690
    50,000     PT Pabrik Kertas Tjiwi Kimia
               13.250% due 08-01-01 (14)                      50,008
                                                         -----------
                                                             892,902
                                                         -----------
               TOTAL NON-CONVERTIBLE BONDS
                 (5.0%) (COST $772,266)                     $892,902
                                                         -----------

   FACE                                                       MARKET
  AMOUNT                 SHORT-TERM NOTES                     VALUE
--------------------------------------------------------------------
               APPLIANCES (2.8%)
  $500,000     Maytag Corp.
                7.00%  01-02-98                             $499,903
                                                         -----------
               AUTOMOTIVE AND RELATED (2.6%)
   472,000     Fiat Finance Inc.
                6.150%  01-12-98                             471,112
                                                         -----------

   FACE                                                       MARKET
  AMOUNT                 SHORT-TERM NOTES                     VALUE
--------------------------------------------------------------------
               CHEMICALS (4.3%)
  $769,000     DuPont Ei De Nemours
                5.700%  01-16-98                            $767,174
                                                         -----------
               ELECTRICAL (0.5%)
   100,000     Motorola, Inc.
                5.750%  01-21-98                              99,681
                                                         -----------

               FINANCIAL (7.3%)
   507,000     Merrill Lynch
                6.000%  01-02-98                             506,916
   804,000     Prudential Funding
                5.800%  01-02-98                             803,870
                                                         -----------
                                                           1,310,786
                                                         -----------
               TRANSPORTATION (4.0%)
   722,000     CSX Corp.
                5.970%  01-06-98                             721,401
                                                         -----------
               TOTAL SHORT-TERM NOTES
                (21.5%) (COST  $3,870,057)                $3,870,057
                                                         -----------
               TOTAL HOLDINGS
                (COST  $17,065,156)(a)                   $17,701,397
                                                         ===========

(a) Also represents cost for Federal Income tax purposes.

* Non-income producing securities.

Foreign Currencies

FF - French Franc

       Industry Classifications
        (1)   Agriculture                   (12)  Energy and Oil                (23)  Packaging
        (2)   Automotive                    (13)  Food & Beverage               (24)  Paper
        (3)   Banking                       (14)  Forest Products               (25)  Publishing
        (4)   Building Products             (15)  Governmental                  (26)  Rail Equipment
        (5)   Capital Goods                 (16)  Hotels                        (27)  Real Estate
        (6)   Cement                        (17)  Health Care                   (28)  Retailing
        (7)   Chemicals                     (18)  Insurance                     (29)  Services
        (8)   Computer Products             (19)  Machinery                     (30)  Steel
        (9)   Consumer Products             (20)  Media                         (31)  Textile
       (10)   Electrical Products           (21)  Metal (non-ferrous)           (32)  Transportation
       (11)   Electronics                   (22)  Mining                        (33)  Utilities
                                                                                (34)  Miscellaneous

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
                                                               DECEMBER 31, 1997
ASSETS:
 Investments in securities at market
  value (note 1) (cost $17,065,156) .........................      $ 17,701,397
 Cash in bank ...............................................            37,676
 Unrealized gain on forward currency
  contracts (note 5) ........................................            95,207
 Receivable for fund shares sold ............................           205,087
 Receivable for securities sold .............................            43,433
 Dividends and accrued interest receivable ..................                81
                                                                   ------------
   Total assets .............................................        18,082,881
                                                                   ------------
LIABILITIES:
 Unrealized loss on forward currency
  contracts (note 5) ........................................            28,959
 Payable for investment management
  services (note 3) .........................................            13,139
 Other accrued expenses .....................................            17,283
                                                                   ------------
   Total liabilities ........................................            59,381
                                                                   ------------

Net assets at market value ..................................      $ 18,023,500
                                                                   ============

Net assets consist of:
 Par value, $1 per share ....................................      $  1,536,703
 Paid-in capital in excess of par value .....................        15,784,767
 Net unrealized appreciation (depreciation) on:
  Investments (note 1) ......................................           636,241
  Foreign currency related transactions .....................              (459)
  Forward currency contracts (note 5) .......................            66,248
                                                                   ------------
Net assets at market value ..................................      $ 18,023,500
                                                                   ============
Shares outstanding (note 4) .................................         1,536,703

Net asset value per share ...................................      $      11.73
                                                                   ============


STATEMENT OF OPERATIONS
                                                   YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Interest ...................................................      $    298,935
 Dividends (net of $12,353 foreign taxes withheld) ..........           230,313
                                                                   ------------
  Total investment income ...................................           529,248
                                                                   ------------
EXPENSES:
 Management fees (note 3) ...................................           130,704
 Custodian fees (note 3) ....................................            53,119
 Directors' fees (note 3) ...................................               680
 Professional fees ..........................................             2,047
 Other ......................................................             4,398
                                                                   ------------
   Total expenses ...........................................           190,948
                                                                   ------------
   Net investment income ....................................      $    338,300
                                                                   ------------
Realized and unrealized gain on
 investments and foreign currency:
 Net realized gain from:
  Investments ...............................................      $    739,161
  Forward currency related transactions .....................           184,137
Net increase in unrealized appreciation on:
   Investments ..............................................           192,139
   Foreign currency related transactions ....................            20,818
                                                                   ------------
   Net gain on investments ..................................         1,136,255
                                                                   ------------
   Net increase in net
   assets from operations ...................................      $  1,474,555
                                                                   ============



  The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  Year Ended       Year Ended
                                                                                                   12-31-97         12-31-96
                                                                                                  ----------       ----------
From operations:
  Net investment income .......................................................................    $338,300         $189,661
  Realized gain on investments and foreign currency transactions...............................     923,298          275,381
  Unrealized gain on investments and foreign currency transactions ............................     212,957          327,989
                                                                                                -----------      -----------
    Net increase in assets from operations.....................................................   1,474,555          793,031
                                                                                                -----------      -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income....................................................    (430,394)        (142,005)
  Capital gains and foreign currency related transaction distributions ........................  (1,126,860)        (108,638)
                                                                                                -----------      -----------
    Total dividends and distributions .........................................................  (1,557,254)        (250,643)
                                                                                                -----------      -----------
From capital share transactions (note 4):
  Received from shares sold ...................................................................   7,002,064        7,880,959
  Received from dividends reinvested ..........................................................   1,557,254          250,643
  Paid for shares redeemed ....................................................................  (1,742,872)      (1,804,832)
                                                                                                -----------      -----------
      Increase in net assets derived from capital share transactions...........................   6,816,446        6,326,770
                                                                                                -----------      -----------
        Increase in net assets ................................................................   6,733,747        6,869,158
Net Assets:
  Beginning of period .........................................................................  11,289,753        4,420,595
                                                                                                ===========      ===========
  End of period (a) ........................................................................... $18,023,500      $11,289,753
                                                                                                ===========      ===========

(a) Includes undistributed (overdistributed) net investment income of..........................        ($22)         $92,072
                                                                                                ===========      ===========

FINANCIAL HIGHLIGHTS
                                                                                              Year         Year       4-1-95
                                                                                             Ended        Ended         to
                                                                                            12-31-96     12-31-96    12-31-95
                                                                                            --------     --------    --------
Per share data:
Net asset value, beginning of period......................................................   $11.66       $10.80      $10.00
Income from investment operations:
  Net investment income...................................................................     0.29         0.28        0.13
  Net realized and unrealized gain on investments
    and foreign currency transactions ....................................................     1.03         1.00        0.75
                                                                                             ------       ------      ------
      Total income from investment operations.............................................     1.32         1.28        0.88
                                                                                             ------       ------      ------
Less distributions:
  Dividends from net investment income....................................................    (0.38)       (0.24)      (0.08)
  Distributions from net realized capital gains
    and foreign currency related transactions.............................................    (0.87)       (0.18)       0.00
                                                                                             ------       ------      ------
      Total distributions.................................................................    (1.25)       (0.42)      (0.08)
                                                                                             ------       ------      ------
Net asset value, end of period............................................................   $11.73       $11.66      $10.80
                                                                                             ======       ======      ======
Total return..............................................................................    11.67%       12.09%       8.89%(b)

Ratios and supplemental data:
  Ratio of expenses to average net assets ................................................     1.32%        1.29%       1.58%(a,d)
  Ratio of net investment income to average net assets ...................................     2.33%        2.44%       1.64%(a,d)
Portfolio turnover rate...................................................................       29%          18%          6%(a)
Average commission rate (c) ..............................................................    $0.01       $ 0.03           NR

Net assets at end of period (millions)....................................................    $18.0       $ 11.3        $4.4

(a)  Annualized

(b)  Calculated on an aggregate basis (not annualized)

(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

(d) The advisor has reimbursed certain operating expenses of the Global Contrarian Portfolio for the period ended December 31, 1995. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to average net assets would have been 1.90% and the annualized ratio of net investment income to average net assets would have been 1.32%.

(NR) Not required prior to 1996.

   The accompanying notes are an integral part of these financial statements.

AGGRESSIVE GROWTH PORTFOLIO
OHIO NATIONAL FUND, INC.

 Objective

The principal investment objective of the Aggressive Growth Portfolio is to seek capital growth. The portfolio invests in a diversified collection of securities believed to represent attractive growth opportunities.



 Performance as of December 31, 1997

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                  12.53%
Since inception (3/31/95)                 14.17%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.


 Comments

The US stock market finished the year much in the same way it began - with a liquidity-driven rally in the large-cap, blue chip companies. We maintained our focus on smaller growth companies, while the market experienced a "flight to quality," mainly in large-cap and interest-sensitive issues. Our emphasis on growth companies kept the portfolio underweighted in two outperforming sectors, banks and utilities. In addition, a key holding, Danka Business Systems, lost more than half of its market value with the release of unexpected disappointing news in the fourth quarter.

Several years of utopian market conditions have been disrupted by Asian financial crises, including severe currency devaluations necessitating IMF bailouts. These events have raised prospects of worldwide over-capacity, price cuts, diminished US exports and generally reduced economic growth and corporate profits. Moreover, recent market volatility may dampen investor enthusiasm for stocks in general.

In this environment we believe dependable growth companies will attract premium valuations. The portfolio already emphasizes such companies, and we will continue to upgrade our holdings with this focus in mind. Our strategy is to proceed cautiously. Although the current environment is less certain than the past, we believe there are ample opportunities to invest in companies that can achieve attractive results.



Change in Value of $10,000 Investment

                                       '95            '96         '97

Aggressive Growth Portfolio                                     $14,396
NASDAQ Composite Index                                          $19,216


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.



Top 10 Holdings as of December 31, 1997

                                               % of Net Assets
1.  Budget Group Inc.                                3.3
2.  Ocean Energy Inc.                                2.7
3.  Central Garden and Pet                           2.6
4.  Union Pacific Resources Grp Inc.                 2.4
5.  Sybron International Corp-Wis                    2.3
6.  TCF Financial Corp                               2.2
7.  Universal Outdoor Holdings Inc.                  2.1
8.  Danka                                            2.0
9.  Black Box Corp                                   1.8
10. IBM                                              1.6




 Top 5 Industries as of December 31, 1997

                                             % of Net Assets

Retail                                             16.5
Business Services                                  12.2
Oil, Energy, and Natural Gas                       10.6
Medical and Related                                 9.1
Computer and Related                                6.8



The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH

SCHEDULE OF INVESTMENTS                  DECEMBER 31, 1997

                                           MARKET
   SHARES         COMMON STOCK             VALUE
-------------------------------------------------
            AEROSPACE (0.8%)
      650   Boeing Co.                           $  31,809
    5,050  *Hexcel Corp.                           125,934
                                                 ---------
                                                   157,743
                                                 ---------
            AUTOMOTIVE AND RELATED (1.4%)
    5,700   Harley-Davidson, Inc.                  156,038
   11,500  *Miller Industries Inc.                 123,625
                                                 ---------
                                                   279,663
                                                 ---------
            BANKING (4.6%)
      875   BankAmerica Corp.                       63,875
    1,104   Chase Manhattan Corp.                  120,888
    1,300   Citicorp                               164,369
    1,200   Household International, Inc.          153,075
   12,300   TCF Financial Corp.                    417,431
                                                 ---------
                                                   919,638
                                                 ---------
            BUSINESS SERVICES (12.2%)
    5,673  *Accustaff Inc.                         130,479
    6,350  *Cendant Corp                           218,281
      800  *Ceridian Corporation                    36,650
    1,700  *Checkfree Corporation                   45,900
    4,300  *Consolidated Graphics, Inc.            200,488
   24,400   Danka Business Systems ADR             388,875
    4,250  *Equity Corporation International        98,281
      975  *Fiserv Inc.                             47,897
    2,000  *Lamalie Associates                      40,000
    9,075  *Lason Holdings  Inc.                   241,622
    1,800  *Mac-Gray Corp.                          28,125
    4,113  *Outdoor Systems Inc.                   157,836
    9,800  *Pierce Leahy Corp                      200,900
    4,250   Pittston Brink's Group                 171,063
    7,950  *Universal Outdoor Holdings             413,400
                                                 ---------
                                                 2,419,797
                                                 ---------
            COMPUTER AND RELATED (6.8%)
      925  *America Online, Inc.                    82,498
    1,700  *Aware Inc.                              17,425
    9,750  *Black Box Corp.                        344,906
    1,612   Computer Associates Intl. Inc.          85,235
    4,275  *Hummingbird Communication Ltd.         134,930
    3,100   IBM                                    324,144
    4,400  *Phoenix International Ltd               64,900
    1,400  *Sterling Commerce Inc.                  53,812
    3,400  *Storage Technology Corp.               210,588
      500  *Tecnomatix Techno. Ltd.                 16,875
    1,700  *USWEB Corp.                             15,937
                                                 ---------
                                                 1,351,250
                                                 ---------
            COMMUNICATIONS (0.9%)
    2,400  *Communications Central Inc.             24,150
    1,000  *Mobile Telecomm. Tech. Corp.            22,000
    2,400  *Sinclair Broadcasting Group            111,900
    1,200  *Versant Object Tech.                    16,575
                                                 ---------
                                                   174,625
                                                 ---------
            CONSUMER PRODUCTS (3.0%)
    6,100  *800-JR CIGAR INC.                      152,500
    2,700   Fingerhut Companies                     57,713
    2,600   Philip Morris Companies, Inc.          117,812
    4,300  *Rocky Shoes & Boots Inc.                65,575
    5,400   Service Corporation International      199,463
                                                 ---------
                                                   593,063
                                                 ---------

            DRUGS (1.1%)
   27,300  *Halsey Drug Co. Inc.                    42,656
    1,450   McKesson Corp.                         156,872
      700  *Pharmacopeia                            11,200
                                                 ---------
                                                   210,728
                                                 ---------
            DURABLE GOODS (1.1%)
    3,100   Applied Power Inc. Cl. A               213,900
                                                 ---------
                                                   213,900
                                                 ---------
            ELECTRICAL EQUIPMENT (3.6)
   11,550   Berg Electronics Corp.                 262,763
    2,950  *General Cable Corp.                    106,753
    3,525   Harman International Industries Inc.   149,592
    6,100  *Kent Electronics Corp.                 153,263
      600   Xerox Corp.                             44,287
                                                 ---------
                                                   716,658
                                                 ---------
            ENTERTAINMENT AND
              LEISURE (4.3%)
    3,000  *Action Performance Co.                 113,625
   15,800  *American Skiing Corp.                  235,025
    8,000  *Bally Total Fitness Holding Corp.      175,000
    3,350  *Host Marriott Corp                      65,744
    5,600   International Game Technology          141,400
    7,062   SCP Pool Corp.                         135,943
                                                 ---------
                                                   866,737
                                                 ---------
            FINANCE (2.4%)
    1,550   American Express Co.                   138,338
    3,050   Associates First Capital Corp.         216,931
    2,650   Block, H&R Inc.                        118,753
                                                 ---------
                                                   474,022
                                                 ---------
            FOOD & RELATED (0.4%)
      800  *JP Foodservice, Inc.                    29,550
      925   Lancaster Colony Corp.                  52,147
                                                 ---------
                                                    81,697
                                                 ---------
            HOTEL/LODGING (0.7%)
    4,600  *Candlewood Hotel Co. Inc.               40,250
    2,205  *Promus Hotel Corp.                      92,610
                                                 ---------
                                                   132,860
                                                 ---------
            INDUSTRIAL SERVICES (1.3%)
    8,000  *Coinmach Laundry Corp.                 196,000
    2,100   Waste Management Corp                   57,750
                                                 ---------
                                                   253,750
                                                 ---------
            INSURANCE (1.6%)
    2,150   Conesco, Inc.                           97,691
    3,450   MGIC Investment Corp.                  229,425
                                                 ---------
                                                   327,116
                                                 ---------
            MEDIA AND PUBLISHING (1.7%)
    2,700   CBS Corporation                         79,481
    2,000  *Clear Channel Communications           158,875
    4,250  *Getty Communications PLC ADR            63,219
    2,400  *Metro Goldwyn Mayer Inc.                48,000
                                                 ---------
                                                   349,575
                                                 ---------
            MEDICAL AND RELATED (9.1%)
    1,025  *Arterial Vascular Engineer, Inc.        66,625
    4,050  *Boston Scientific Corp.                185,794
    9,600  *Cohr Inc.                              122,400
    3,100  *Covance Inc.                            61,612
    1,500  *Datascope                               38,813
    2,400   Dentsply International Inc.             73,200
    3,100  *Gulf South Medical Supply, Inc.        115,475

                                                (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                       DECEMBER 31, 1997

                                                         MARKET
   SHARES      COMMON STOCK                              VALUE
---------------------------------------------------------------
            MEDICAL AND RELATED (CONT.)
    8,208  *Henry Schein Inc.                          $287,280
      500  *Molecular Dynamics inc.                       8,125
      550  *Sabratek Corp.                               15,812
    2,850  *Steris Corp.                                137,513
   13,400  *Suburban Ostomy Supply Co.                  155,775
    9,375  *Sybron International Corp.-Wis.             440,039
    4,425  *United Dental Care Inc.                      47,569
    2,200  *VWR Corp.                                    62,150
                                                    -----------
                                                      1,818,182
                                                    -----------
            OIL, ENERGY AND NATURAL GAS (10.6%)
      725  *Cooper Cameron Corp.                         44,225
    4,050  *Ensco International Inc.                    135,675
    2,650  *Global Marine Inc.                           64,925
      350   Helmerich & Payne Inc.                       23,756
    8,700  *Marine Drilling Company Inc.                180,525
    4,200  *Nabors Industries Inc.                      132,038
   10,500  *Noble Drilling Corp.                        321,562
   10,675  *Ocean Energy Inc.                           526,411
      250  *Rowan Companies, Inc.                         7,625
      650   Santa Fe International corp.                 26,447
    2,050   Schlumberger Ltd.                           165,025
   18,250   Union Pacific Resources Group Inc.          442,563
      650   Wicor Inc.                                   30,184
                                                    -----------
                                                      2,100,961
                                                    -----------
            REAL ESTATE AND LEASING (0.5%)
    5,400   Sunstone Hotel Investors Inc.                93,150
                                                    -----------
            RESTAURANTS (1.5%)
    2,400  *Casa Ole' Restaurants Inc.                    8,400
    2,400  *Logan's Roadhouse                            37,200
    4,800  *PJ America Inc.                              72,000
    5,450  *Rainforest Cafe Inc.                        179,850
                                                    -----------
                                                        297,450
                                                    -----------

            TRANSPORTATION & EQUIPMENT (2.6%)
    1,875   Burlington Northern Sante Fe                174,258
    7,300  *Hub Group Inc. Cl A                         217,175
    3,150   Rollins Truck Leasing Corp                   56,306
    3,350  *Wisconsin Central Transportation Corp        78,305
                                                    -----------
                                                        526,044
                                                    -----------
            RETAIL (16.5%)
    9,100  *Avis Rent A Car Inc.                       $290,631
   18,900  *Budget Group Inc.                           653,231
   19,950  *Central Garden and Pet Co.                  523,688
    4,925   Cole National Corp.                         147,442
    4,000   Consolidated Stores Corp.                   175,750
   10,350  *Eagle Hardware & Garden Co.                 200,531
    2,900  *Goody's Family Clothing Co.                  78,844
    4,800   Hertz Corp. Cl A                            193,200
    3,150  *Just For Feet Inc.                           41,344
    2,100  *MSC Industrial Direct Co. CIA                88,988
   26,000  *Movie Gallery Inc.                           76,375
    4,200   Regis Corp Minn RJQ                         105,525
    8,300  *Renters Choice Inc.                         170,150
    2,300   Rite Aid Corp.                              134,981
    4,800  *Staples Inc.                                133,200
    6,100  *Wilmar Industries Inc.                      145,637
    5,250  *Zale Corp.                                  120,750
                                                    -----------
                                                      3,280,267
                                                    -----------
            Total Common Stock
             (88.7%)
               (Cost $16,775,198)                   $17,638,876
                                                    -----------


  FACE                                         MARKET
 AMOUNT         SHORT-TERM OBLIGATIONS         VALUE
-----------------------------------------------------
            GOVERNMENT (0.5%)
 $100,000   US Treasury Note
             4.94%  01/29/1998             $   99,664
                                           ----------

            TOTAL SHORT-TERM
              OBLIGATIONS
             (0.5%) (COST $98,724)         $   99,664
                                           ----------

  FACE                                         MARKET
 AMOUNT           REPURCHASE AGREEMENTS         VALUE
-----------------------------------------------------
            FINANCIAL (0.8%)
 $174,000   Star Bank 5.50%  due 01-02-98
             repurchase price $174,053
             collateralized by GNMA certificates
             pool#8359
             due 01-20-24
             (cost $174,000)              $   174,000
                                          -----------
            TOTAL REPURCHASE AGREEMENTS
             (0.8%) (COST $174,000)       $   174,000
                                          -----------

            TOTAL HOLDINGS
             (COST $17,047,922) (a)       $17,912,540
                                          ===========

 *Non-income producing securities.
(a)  Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

Statement of Assets and Liabilities
                                                     December 31, 1997
Assets:
         Investments in securities at market
             value (note 1) (cost $17,047,922)......      $17,912,540
         Cash in bank ..............................              367
         Receivable for fund shares sold............          453,659
         Receivable for securities sold ............        1,557,751
         Dividends and accrued interest receivable .            9,709
         Other .....................................            2,108
                                                          -----------
             Total assets ..........................       19,936,134
                                                          -----------

Liabilities:
         Payable for investment management
             services (note 3) .....................           13,861
         Payable for securities purchased ..........           24,210
         Other accrued expenses ....................            5,356
                                                          -----------
             Total liabilities .....................           43,427
                                                          -----------
Net assets at market value..........................      $19,892,707
                                                          ===========

Net assets consist of:
         Par value, $1 per share ...................       $1,794,410
         Paid-in capital in excess of par value ....       17,199,380
         Accumulated undistributed net realized
             gain on investments (note 1) ..........           34,299
         Net unrealized appreciation on investments           864,618
                                                          -----------
Net assets at market value                                $19,892,707
                                                          ===========

Shares outstanding (note 4).........................        1,794,410

Net asset value per share...........................           $11.09



Statement of Operations
                                           Year ended December 31, 1997

Investment income:
   Interest...............................                     $27,656
   Dividends..............................                      61,349
                                                            ----------
      Total investment income.............                      89,005
                                                            ----------

Expenses:
   Management fees (note 3)...............                     125,073
   Custodian fees (note 3)................                       5,001
   Directors' fees (note 3)...............                         680
   Professional fees......................                       2,240
   Accounting and transfer agent fees ....                      14,387
   Other..................................                       3,344
                                                            ----------
      Total expenses......................                     150,725
                                                            ----------
      Net investment loss ................                    ($61,720)
                                                            ----------
Realized and unrealized gain on investments:
   Net realized gain from investments ....                  $1,523,817
   Net increase in unrealized
      appreciation on investments ........                     318,599
                                                            ----------
          Net gain on investments.........                   1,842,416

          Net increase in net
          assets from operations..........                  $1,780,696
                                                            ==========


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

Statement of Changes in Net Assets
                                                                                   Year Ended    Year Ended
                                                                                    12-31-97      12-31-96
                                                                                   -----------   -----------
From operations:
 Net investment income (loss) ...................................................     ($61,720)   $1,259,285
 Realized gain (loss) on investments ............................................    1,523,817    (1,358,319)
 Unrealized gain on investments .................................................      318,599       377,912
                                                                                   -----------   -----------
   Net increase in assets from operations........................................    1,780,696       278,878
                                                                                   -----------   -----------

Dividends and distributions to shareholders:
 Dividends paid from net investment income ......................................     (172,523)   (1,271,325)
 Capital gains distributions.....................................................      (65,296)            0
                                                                                   -----------   -----------
   Total dividends and distributions.............................................     (237,819)   (1,271,325)
                                                                                   -----------   -----------

From capital share transactions (note 4):
 Received from shares sold ......................................................    8,136,995     8,883,382
 Received from dividends reinvested .............................................      237,819     1,271,325
 Paid for shares redeemed .......................................................   (2,034,563)   (1,158,142)
                                                                                   -----------   -----------
  Increase in net assets derived from capital share transactions.................    6,340,251     8,996,565
                                                                                   -----------   -----------

    Increase in net assets ......................................................    7,883,128     8,004,118
Net Assets:
 Beginning of period ............................................................   12,009,579     4,005,461
                                                                                   -----------   -----------

 End of period (a) ..............................................................  $19,892,707   $12,009,579
                                                                                   ===========   ===========

(a) Includes undistributed net investment income (loss) of.......................     ($61,720)     $172,523
                                                                                   ===========   ===========

Financial Highlights
                                                           Year             Year         4-1-95
                                                          Ended            Ended           to
                                                         12-31-97         12-31-96      12-31-95
                                                         --------         --------      --------
Per share data:
Net asset value, beginning of period..................... $10.03           $11.84        $10.00
Income from investment operations:
 Net investment income (loss) ...........................  (0.05)            1.64          1.56
 Net realized and unrealized gain (loss) on investments .   1.29            (1.59)         1.08
                                                          ------           ------        ------
  Total income from investment operations................   1.24             0.05          2.64
                                                          ------           ------        ------
Less distributions:
 Dividends from net investment income ...................  (0.14)           (1.86)        (0.80)
 Distributions from net realized capital gains...........  (0.04)            0.00          0.00
                                                          ------           ------        ------
   Total distributions...................................  (0.18)           (1.86)        (0.80)
                                                          ------           ------        ------

Net asset value, end of period........................... $11.09           $10.03        $11.84
                                                          ======           ======        ======

Total return.............................................  12.53%            0.76%        26.95%(b)

Ratios and supplemental data:
 Ratio of expenses to average net assets ................   0.97%            1.01%         1.02%(a)
 Ratio of net investment income to average net assets ... (0.40%)           15.81%        18.18%(a)
Portfolio turnover rate..................................    193%            1987%         1488%
Average commission rate (c) .............................  $0.06            $0.03             NR

Net assets at end of period (millions)...................  $19.9            $12.0          $4.0

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.
(NR) Not required prior to 1996.

   The accompanying notes are an integral part of these financial statements.

CORE GROWTH PORTFOLIO
OHIO NATIONAL FUND, INC.

 Objective

The objective of the Core Growth Portfolio is to provide long-term capital appreciation.


 Performance as of December 31, 1997

AVERAGE ANNUAL TOTAL RETURN:
Since inception (1/3/97)                  -3.08%


Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.


 Comments


The top 30 companies in the Russell 3000 Growth Index represent 47% of the index's market capitalization. While they are growing at above-average rates, we believe that there are many smaller companies with higher earnings growth. Over the next three to five years, we expect the Core Growth Portfolio companies to grow earnings at 38% versus 14% for the Russell 3000 Growth Index companies.

 The NMSGI Index, consisting of the 500 fastest growing small stocks, aims to eliminate the large cap bias of the NASDAQ in which Intel and Microsoft account for 20% of the market. The index advanced just 7.3% for 1997 despite the fact that 75% of its companies met or beat estimates. Additionally, earnings growth in the index registered a 58% gain for the year versus a 10% gain for the S&P 500, illustrating the point that small companies grow faster than large ones.

Except for a few months in mid-1997, investors were unwilling to pay for high-quality, high-earnings growth companies. Currently, uncertainty centered on Asia has kept investors at bay. We believe that steadfast investors in this style will be rewarded. In virtually all past periods, remaining invested in this style has proven to be beneficial when the style returns to favor.



Change in Value of $10,000 Investment

                        1/97      12/97
Core Growth Portfolio   $10,000   $ 9,592
Russell 2000 Index      $10,000   $13,169

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.


 Top 10 Holdings as of December 31, 1997



                                               % of Net Assets
1.  Clear Channel Comm                               2.5
2.  Apollo Group A                                   2.4
3.  HBO & Co                                         2.4
4.  Cambridge Technology Partners                    2.1
5.  Parexel International                            2.1
6.  Visio Software                                   2.1
7.  Advanced Fibre Communications                    2.0
8.  Associates 1st Cap Co.                           2.0
9.  Gartner Group                                    1.9
10. DST Systems Inc.                                 1.7




 Top 5 Industries as of December 31, 1997







                                            % of Net Assets
Computer and Related                               22.3
Business Services                                  11.6
Oil, Energy, and Natural Gas                        7.8
Electrical Equipment                                6.7
Communications                                      6.7





The prices of small company stocks are generally more volatile than the prices of large company stocks.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

Schedule of Investments

   FACE                                                   MARKET
  AMOUNT           REPURCHASE AGREEMENTS                   VALUE
----------------------------------------------------------------
             FINANCIAL (21.5%)
$2,051,000   Star Bank 5.500% due 01-02-98
               repurchase price $2,051,627
               collateralized by GNMA certificates
               pool #8359
               due 01-20-24 (cost $2,051,000)         $2,051,000
                                                     -----------
             TOTAL REPURCHASE AGREEMENTS
               (21.5%)  (COST $2,051,000)             $2,051,000
                                                     -----------


                                                          MARKET
  SHARES               COMMON STOCK                        VALUE
----------------------------------------------------------------
             AUTOMOTIVE AND RELATED (1.8%)
     6,000   Harley Davidson                            $164,250
       700  *Miller Industries Inc.                        7,525
                                                     -----------
                                                         171,775
                                                     -----------
             BUSINESS SERVICES (11.6%)
       500  *Abacus Direct                                20,500
     6,200  *Accustaff Inc.                              142,600
     4,800  *Apollo Group                                226,800
     1,442  *Cendant Technology Partners                  49,564
     4,900  *Cambridge Technology Partners               203,963
     1,500  *Documentum Inc.                              63,187
     4,800  *Gartner Group                               178,800
     5,900  *RWD Technologies                            106,200
     5,650   US Office Products Corp.                    110,881
                                                     -----------
                                                       1,102,495
                                                     -----------
             COMMUNICATIONS (6.7%)
     6,600   Advanced Fibre Communications               192,225
     2,000  *Intl Telcomm Data                            64,000
     5,000  *JD Edwards & Co.                            147,500
       900   Level One Communications                     25,425
     1,700   Tekelec                                      51,850
     3,000  *Tellabs Inc.                                158,625
                                                     -----------
                                                         639,625
                                                     -----------
             COMPUTER AND RELATED (22.3%)
     3,200   Aspen Technology                            109,600
     5,400  *Bea Systems Inc.                             93,488
     2,000   Cadence Design                               49,000
     1,500  *CDW Computer Centers Inc.                    78,187
     5,900  *Cognex Corp.                                160,775
       200   Complete Business Solutions                   8,700
     4,300  *Daou Systems                                134,375
     1,800   Dell Computers                              151,200
     3,900  *DST Systems Inc.                            166,481
       800   Electronics for Imaging                      13,300
     2,900  *Galileo Technology                           83,738
     4,700   HBO & Co.                                   225,600
     3,100   Manugistics Inc.                            138,337
     1,300  *McAffe Associates                            68,738
     2,400  *Parametric Technology Corp.                 113,700
     1,800  *Remedy Corp.                                 37,800
     2,200  *Security Dynamics                            78,650
     3,400  *Sterling Commercial                         130,687
     8,600  *Summit Design                                89,225
     5,100  *Vision Software                             195,713
                                                     -----------
                                                       2,127,294
                                                     -----------
             CONSUMER PRODUCTS (1.2%)
     3,950   Blyth Industries Inc.                      $118,253

             DRUGS (3.7%)
     3,300  *Dura Pharmacy                               151,388
     5,400   Parexel International                       199,800
                                                     -----------
                                                         351,188
                                                     -----------
             ELECTRICAL EQUIPMENT (6.7%)
     4,300  *Helix Technologies                           83,850
     1,200  *Lernout and Hausp                            55,800
     1,700   Linear Tech                                  97,963
     1,000   Micrel Inc.                                  28,750
     4,300   Microchip Technology                        129,000
     1,700  *Powerwave Technologies Inc.                  28,581
     2,100  *Speed Fam Intl                               55,650
     1,700  *Thermo Electronics                           75,650
     1,000  *United Video Satellite                       28,750
     2,100   UTI Energy Corp.                             54,337
                                                     -----------
                                                         638,331
                                                     -----------
             ENTERTAINMENT AND LEISURE (1.3%)
     3,600  *American Skiing Corp.                        53,550
     1,800  *Cinar Films Inc.                             69,975
                                                     -----------
                                                         123,525
                                                     -----------
             FINANCIAL SERVICES (4.8%)
     2,700   Associates First Capital Co.                192,038
     1,700  *Seacor Smit Inc.                            102,425
     7,800   The Money Store                             163,800
                                                     -----------
                                                         458,263
                                                     -----------
             FOOD AND RELATED (1.6%)
     1,900  *Suiza Foods                                 113,169
       800  *Whole Food Market                            40,900
                                                     -----------
                                                         154,069
                                                     -----------
             HOTEL/LODGING (1.7%)
     3,400  *Capstar Hotel Co.                           116,663
     2,250   Signature Resorts                            49,218
                                                     -----------
                                                         165,881
                                                     -----------
             HOUSING, FURNITURE, AND RELATED (0.8%)
     3,900  *Comfort Systems                              77,025
                                                     -----------

             INDUSTRIAL SERVICES (0.5%)
       700  *Eastern Environmental Services               15,400
       200   Mail-Well Inc.                                8,100
       700  *United States Filter Corp.                   20,956
                                                     -----------
                                                          44,456
                                                     -----------
             MACHINERY (2.1%)
     3,200   Applied Material                             96,400
     1,600   Asyst Technologies Inc.                      34,800
     1,500  *Hanover Compress                             30,656
     1,300  *Lam Research                                 38,025
                                                     -----------
                                                         199,881
                                                     -----------
             MEDIA AND PUBLISHING (4.7%)
       900  *Consol Graphics                              41,963
     3,000  *Clear Channel Communications                238,312
     3,100  *Jacor Communications                        164,688
                                                     -----------
                                                         444,963
                                                     -----------


                                                                     (continued)

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO (CONTINUED)

Schedule of Investments

                                                MARKET
  SHARES               COMMON STOCK              VALUE
-------------------------------------------------------------
             MEDICAL AND RELATED (5.5%)
     6,200  *FPA Medical Management             $115,475
     2,800   Health Management Associates         70,700
     2,600   Healthsouth Corp.                    72,150
     2,300  *NCS Healthcare                       60,663
     3,000   Omnicare Inc.                        93,000
     1,400  *Pediatrix Medical                    59,850
       900   Safeskin Corp.                       51,075
                                             -----------
                                                 522,913
                                             -----------
             OIL, ENERGY AND NATURAL GAS (7.8%)
     1,400   Camco International                  89,163
       200  *Dril-Quip Inc.                        7,025
     2,800   Ensco International                  93,800
     1,100   EVI Inc.                             56,925
     2,800   Friede Goldman                       83,650
     1,200  *Global Industries                    20,400
     1,000   Helmerch and Payn                    67,875
     2,200  *IRI International Corp.              30,800
     2,400   New Park Res Inc.                    42,000
     2,700  *Pool Energy Service                  60,075
     1,200   Sante Fe International               48,825
     6,600   Varco International                 141,487
                                             -----------
                                                 742,025
                                             -----------

             RETAIL (1.3%)
     1,600  *Coldwater Creek                     $54,000
     3,400  *Hibbett Sporting Goods               74,800
                                             -----------
                                                 128,800
                                             -----------
             TEXTILES AND RELATED (1.4%)
     3,200  *Jones Apparel                       137,600
                                             -----------

             TRANSPORTATION (1.9%)
       700  *Coach USA Inc.                       23,450
     3,200  *Hvide Marine A                       82,400
     3,300  *Motivepower Industries               76,724
                                             -----------
                                                 182,574
                                             -----------
             TOTAL COMMON STOCK
                (89.4%) (COST $8,131,941)     $8,530,936
                                             -----------

             TOTAL HOLDINGS
               (COST $10,182,941)            $10,581,936
                                             ===========


(a)  Also represents cost for Federal income tax purposes.
*    Non-income producing security.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1997
Assets:
 Investments in securities at market
  value (note 1) (cost $10,182,941 ..........................      $ 10,581,936
 Cash in bank ...............................................               920
 Receivable for fund shares sold ............................           297,999
 Dividends and accrued interest receivable ..................               389
                                                                   ------------
  Total assets ..............................................        10,881,244
                                                                   ------------
Liabilities:
 Payable for securities purchased ...........................         1,326,150
 Payable for investment management
  services (note 3) .........................................             7,677
 Other accrued expenses .....................................             3,384
                                                                   ------------
  Total liabilities .........................................         1,337,211
                                                                   ------------

Net assets at market value ..................................      $  9,544,033
                                                                   ============

Net assets consist of:
 Par value, $1 per share ....................................      $    985,506
 Paid-in capital in excess of par value .....................         8,610,638
 Accumulated undistributed net realized
  loss on investments (note 1) ..............................          (447,567)
 Net unrealized appreciation on investments (note 1) ........           398,995
 Overdistributed net investment income ......................            (3,539)
                                                                   ------------

Net assets at market value ..................................      $  9,544,033
                                                                   ============

Shares outstanding (note 4) .................................           985,506

Net asset value per share ...................................      $       9.68
                                                                   ============

STATEMENT OF OPERATIONS
                                           JANUARY 3, 1997 TO DECEMBER 31, 1997

Investment income:
 Interest ...................................................      $      3,699
 Dividends ..................................................            61,000
                                                                   ------------
  Total investment income ...................................            64,699
                                                                   ------------

Expenses:
 Management fees (note 3) ...................................            62,237
 Custodian fees (note 3) ....................................             5,000
 Directors' fees (note 3) ...................................               400
 Professional fees ..........................................             1,200
 Accounting and transfer agent fees .........................             6,627
 Other ......................................................             1,127
                                                                   ------------
  Total expenses ............................................            76,591
                                                                   ------------

  Net investment income .....................................          ($11,892)
                                                                   ------------

Realized and unrealized gain (loss) on investments:
 Net realized loss from investments .........................         ($447,567)
 Net increase in unrealized
  appreciation on investments ...............................           398,995
                                                                   ------------
   Net loss on investments ..................................           (48,572)
                                                                   ------------
   Net decrease in net assets
   from operations ..........................................          ($60,464)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CORE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                                    FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997

From operations:
 Net investment loss........................................................       ($11,892)
 Realized loss on investments ..............................................       (447,567)
 Unrealized gain on investments ............................................        398,995
                                                                                 ----------
   Net decrease in assets from operations...................................        (60,464)
                                                                                 ----------
Dividends and distributions to shareholders:
 Dividends paid from net investment income..................................         (3,539)
                                                                                 ----------

From capital share transactions (note 4):
 Received from shares sold .................................................     12,368,097
 Received from dividends reinvested ........................................          3,539
 Paid for shares redeemed ..................................................     (2,763,600)
                                                                                 ----------
  Increase in net assets derived from capital share transactions............      9,608,036
                                                                                 ----------
    Increase in net assets .................................................      9,544,033
Net Assets:
 Beginning of period .......................................................              0
                                                                                 ----------
 End of period (a) .........................................................     $9,544,033
                                                                                 ==========

(a) Includes undistributed net investment loss of.............................     ($11,892)
                                                                                 ==========

FINANCIAL HIGHLIGHTS
                                    FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997
Per share data:
Net asset value, beginning of period........................................         $10.00
Loss from investment operations:
 Net investment loss........................................................          (0.02)
 Net realized and unrealized loss on investments ...........................          (0.30)
                                                                                 ----------
  Total loss from investment operations.....................................          (0.32)
                                                                                 ----------
Net asset value, end of period..............................................          $9.68
                                                                                 ==========
Total return................................................................          (3.08%)

Ratios and supplemental data:
 Ratio of expenses to average net assets....................................           1.11%
 Ratio of net investment loss to average net assets.........................          (0.18%)
Portfolio turnover rate.....................................................             65%
Average commission rate (a) ................................................     $     0.05

Net assets at end of period (millions)......................................     $      9.5



(a) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.



   The accompanying notes are an integral part of these financial statements.

GROWTH & INCOME PORTFOLIO
OHIO NATIONAL FUND, INC.

 Objective

The Growth & Income Portfolio's investment objective is long-term total return.


 Performance as of December 31, 1997

AVERAGE ANNUAL TOTAL RETURN:
Since inception (1/3/97)                  36.58%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.


 Comments


We were pleased with the Growth & Income Portfolio's performance in 1997. Despite a terrible November, our overweighting in the oil service sector helped our performance dramatically. We ended the year with approximately 13% of our assets in oil service. Despite the large gains we've seen over the last two years, we do not think the cycle is over. The cable television sector is another of our favorites and accounted for a large portion of our summer gains. At year end we continued to maintain a significant weighting in the group.

In our opinion, small and mid-cap stocks remain undervalued relative to the overall market. We still believe that many small-cap stocks offer higher earnings growth potential in 1998 with less foreign exposure than most large-cap multinationals. The biggest economic news of 1997 was the turmoil in Asia. The big question for 1998 is what it will mean for the US economy. In all likelihood it may mean a flood of imports to the US by spring, a reduction in GDP growth and pressure on corporate earnings. Pricing power has not been good in general and should become more negative for companies exposed to Asian competition.

 Change in Value of $10,000 Investment

                                 1/97             12/97
Growth & Income Portfolio                        $13,637
Russell 2000 Index                               $12,226

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.


 Top 10 Holdings as of December 31, 1997


                                               % of Net Assets
1.  Cooper Cameron Corp                              2.1
2.  Houston Industries Inc.                          1.7
3.  Nabors Industries Inc.                           1.7
4.  EVI Inc.                                         1.7
5.  Dress Barn Inc.                                  1.6
6.  Walter Industry Inc.                             1.3
7.  Perclose Inc.                                    1.2
8.  U.S. West Media Group                            1.2
9.  Tele Communications TCI Group-Ser A              1.2
10. Camco International Inc.                         1.2


 Top 5 Industries as of December 31, 1997

                                              % of Net Assets
Oil, Energy, and Natural Gas                       14.7
Electrical Equipment                                8.2
Computer and Related                                8.0
Medical and Related                                 7.7
Industrial Services                                 5.9

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO

Schedule of Investments

    FACE                                          MARKET
   AMOUNT         REPURCHASE AGREEMENTS            VALUE
-----------------------------------------------------------
              FINANCIAL (9.1%)
 $1,705,000   Star Bank 5.50%, Due 01-02-98
                repurchase price $1,705,521
                collateralized by GNMA certificates
                pool #8359
                due 01-20-24 (cost $1,705,000)   $1,705,000
                                                 ----------

              TOTAL REPURCHASE AGREEMENTS
                (9.1%)  (COST $1,705,000)        $1,705,000
                                                 ----------

                                                  MARKET
   SHARES              COMMON STOCK                VALUE
-----------------------------------------------------------
              AEROSPACE (1.0%)
      3,500  *Alliant Techsystems Inc.             $195,125
                                                 ----------

              BANKING (4.0%)
      5,000   Compass Bancshares Inc.               218,750
      4,000   Cape Cod Bank & Trust Co.             158,000
      3,000   Long Island Bancorp Inc.              148,875
      2,000   Mellon Bank Corp.                     121,250
      3,000   TCF Financial Corp.                   101,813
                                                 ----------
                                                    748,688
                                                 ----------
              CHEMICALS (0.9%)
      2,500   Imperial Chemicals Ind.               162,344
                                                 ----------

              COMMUNICATIONS (5.2%)
      5,500   Cincinnati Bell                       170,500
      5,000   Comsat Corp.                          121,250
     10,000  *DIGI International                    170,000
      3,500   GTE Corp.                             182,875
      3,500  *LCI International Inc.                107,625
      8,000  *Tele Communications TCI Grp           223,500
                                                 ----------
                                                    975,750
                                                 ----------
              COMPUTER & RELATED (6.3%)
     11,500  *Concentric Network Corp.              102,063
     10,000  *Data General Corp.                    174,375
     18,000  *Egghead Inc.                          117,000
      5,000  *Filenet Corp.                         150,625
      9,000  *Intersolv Inc.                        182,250
      4,000  *Platinum Technology Inc.              113,000
      5,000   Sunguard Data Systems Inc.            155,000
      2,750  *Synopsis                               98,313
     10,250  *System Software Assoc. Inc.            89,688
                                                 ----------
                                                  1,182,313
                                                 ----------
              CONSUMER PRODUCTS (2.4%)
      3,500   Philip Morris Cos. Inc.               158,594
      2,000   Ralston Purina SAILS                  139,250
      3,500   Sunbeam                               147,437
                                                 ----------
                                                    445,281
                                                 ----------
              ELECTRICAL EQUIPMENT (8.2%)
      5,000  *Advanced Lighting Tech.                95,000
      8,000  *Antec Corporation                     125,000
      3,000   CMS Energy Corp.                      132,187
      3,000   Duke Energy Corp.                     166,125
      4,500   GPU Inc.                              189,562
     12,000   Houston Industries                    320,250
      6,500   Southern Co.                          168,187
      8,000  *U.S. West Media                       231,000
      2,500   Union Electric Co.                    108,125
                                                 ----------
                                                  1,535,436
                                                 ----------

              ENTERTAINMENT & LEISURE (0.2%)
      6,800  *Brilliant Digital Entertainment       $31,875
                                                 ----------

              FINANCIAL SERVICES (1.6%)
      3,000   Fannie Mae                            171,188
      4,637  *Tele Comm. New TCI  A                 131,285
                                                 ----------
                                                    302,473
                                                 ----------
              FOOD & RELATED (3.6%)
      3,000   Albertsons Inc.                       142,125
      6,000   Cadbury Schweppes PLC                  60,567
      5,000   International Multi-Foods Corp.       141,563
      5,000  *JP Foodservice Inc.                   184,687
      7,750   Tasty Baking Company                  149,672
                                                 ----------
                                                    678,614
                                                 ----------
              HOUSING, FURNITURE & RELATED (2.3%)
      4,000   Herman Miller                         218,250
      7,600  *Toll Brothers Inc.                    203,300
                                                 ----------
                                                    421,550
                                                 ----------
              INDUSTRIAL SERVICES (5.3%)
     11,500  *Agribiotech Inc.                      196,219
      5,000  *Giant Cement Holding                  115,625
      5,300   Medusa Corp.                          221,606
      5,000  *Primark Corp.                         203,438
     12,000  *Walter Industry Inc.                  247,500
                                                 ----------
                                                    984,388
                                                 ----------
              INSURANCE SERVICES (1.6%)
      2,500   American General Corp.                135,156
      3,500   Hartford Life Inc.                    158,594
                                                 ----------
                                                    293,750
                                                 ----------
              MEDICAL & RELATED (6.2%)
      8,500  *Beverly Enterprises                   110,500
      8,700  *Dusa Pharmaceuticals                  100,050
      5,000  *Guilford Pharmaceuticals              100,625
      3,000  *Genentech Inc.                        181,875
      8,500  *Millennium Pharmaceuticals            161,500
      7,000  *Neurex Corporation                     97,125
        128  *Pharmerica Inc.                         1,328
     12,000  *Perclose Inc.                         231,000
      3,500  *Spine-Tech Inc.                       180,031
                                                 ----------
                                                  1,164,034
                                                 ----------
              MEDIA & PUBLISHING (0.7%)
      4,000   Comcast Corp.                         126,250
                                                 ----------
              MUSIC/CLUBS (0.4%)
      5,000  *N2K Inc.                               73,125
                                                 ----------

              OIL, ENERGY & NATURAL GAS (14.7%)
      7,000   AGL Resources Inc.                    143,063
      4,900   Artisan Corporation                    37,665
     30,000  *Bonus Resource Service Corp.          123,687
      3,000   Burlington Resources Inc.             134,438
      6,500   Cooper Cameron                        396,500
      3,500   Camco International                   222,906
      6,000   EVI Inc.                              310,500
     10,000  *Nabors Industries                     314,375
      5,000   Occidental Petroleum Corp.            146,563
      3,000  *Oryx Energy Co.                        76,500
      4,500   Patterson Energy                      174,094

                                                                     (continued)

OHIO NATIONAL FUND, INC.
GROWTH AND INCOME PORTFOLIO (CONTINUED)

Schedule of Investments

                                                MARKET
   SHARES              COMMON STOCK              VALUE
--------------------------------------------------------
              OIL, ENERGY & NATURAL GAS (CONT.)
      5,000  *Rowan Companies Inc.              $162,500
      6,300   Southern Union Co.                 150,410
     10,000   Virginia Gas Co.                    85,000
      2,000   Western Atlas Inc.                 148,000
      5,000   William Companies, Inc.            141,875
                                             -----------
                                               2,758,076
                                             -----------
              RETAIL (2.2%)
     10,500  *Dress Barn Inc.                    297,938
      5,000  *Gadzooks Inc.                      105,000
                                             -----------
                                                 402,938
                                             -----------
              TELECOMMUNICATIONS (0.9%)
      9,000  *Nextlevel Systems Inc.             160,875
                                             -----------

              TEXTILES & RELATED (1.1%)
     14,000  *Vans Inc.                          211,750
                                             -----------

              TRANSPORTATION (0.7%)
      3,000  *Genesee & Wyoming Inc. Cl A         70,125
      2,500  *Hvide Marine Corp.                  64,375
                                             -----------
                                                 134,500
                                             -----------
              UTILITIES (0.6%)
     12,120  *Citizen Utilities                  116,655
                                             -----------

              TOTAL COMMON STOCK
                 (70.1%) (COST $12,075,897)  $13,105,790
                                             -----------

                       REAL ESTATE              MARKET
   SHARES           INVESTMENT TRUSTS            VALUE
--------------------------------------------------------
      8,600   CRIIMI Mae Inc.                   $129,000
      4,000   Walden Residential                 102,000
                                             -----------
                                                 231,000
                                             -----------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS (1.2%)  (COST $235,856)    $231,000
                                             -----------

                                                MARKET
   SHARES            PREFERRED STOCK             VALUE
--------------------------------------------------------
              AEROSPACE (0.7%)
      2,000   Trans World Airlines              $129,500
                                             -----------

              COMMUNICATIONS (0.5%)
      2,500   Cablevision Systems  8.500%         96,250
                                             -----------

              ENTERTAINMENT AND LEISURE (1.4%)
      3,500   Metromedia Intl 7.25%              158,375
      2,000   Royal Caribbean Cruises            106,066
                                             -----------
                                                 264,441
                                             -----------
              FINANCIAL SERVICES (2.0%)
      2,500   Conseco Fin Trust 7.0%             128,125
      2,500   Merril Lynch & Co                   84,688
      3,200   Newell Fina Tr  5.25%              167,200
                                             -----------
                                                 380,013
                                             -----------
              METALS & MINING (0.5%)
      7,000   C'oer D'Alene Mines                 84,875
                                             -----------

              TRANSPORTATION & EQUIPMENT (0.9%)
      5,000   TWA 8.000%                        $177,500
                                             -----------

              UTILITIES (0.9%)
      3,000   Houston Industries                 171,187
                                             -----------

              TOTAL PREFERRED STOCK
                 (6.9%)  (COST $1,161,926)    $1,303,766
                                             -----------

     FACE                                       MARKET
    AMOUNT          CONVERTIBLE DEBENTURES       VALUE
--------------------------------------------------------
              BUSINESS SERVICES (0.2%)
    $50,000   Corestaff Inc Note
                2.94%  08-15-2004                $41,688
                                             -----------

              COMMUNICATIONS (0.9%)
    175,000   P-Com Inc.
                4.25%  11-15-2002                161,437
                                             -----------

              COMPUTER AND RELATED (1.7%)
     50,000   Apple Computer
                6.00%  06-01-01                   40,563
    125,000   Read-Rite Corp.
                6.50%  09-01-04                  105,625
    200,000   System Software Associates
                7.00%  09-15-02                  178,500
                                             -----------
                                                 324,688
                                             -----------
              FOOD AND RELATED (0.3%)
     75,000   Boston Chicken Inc.
                7.750%  05-01-04                  48,281
                                             -----------

              INDUSTRIAL SERVICES (0.6%)
    100,000   Alternative Living Services
                5.250%  12-15-02                 113,000
                                             -----------

              MEDICAL AND RELATED (1.5%)
    125,000   Assisted Living Concepts
                6.00%  11-01-02                  135,625
    100,000   American Retirement Corp.
                5.75%  10-01-02                  100,750
     35,000   Sunrise Assisted Living
                5.500%  06-15-02                  46,200
                                             -----------
                                                 282,575
                                             -----------
              METALS AND MINING (0.7%)
    125,000   Loews Corp.
                3.125%  09-15-07                 124,375
                                             -----------
              RETAIL (0.9%)
    100,000   Cellstar Corp.
                 5.00%  10-15-02                  73,750
    100,000   Charming Shoppes
                 7.50%  07-15-06                  94,875
                                             -----------
                                                 168,625
                                             -----------
              TOTAL CONVERTIBLE DEBENTURES
                (6.8%)  (COST $1,316,052)     $1,264,669
                                             -----------
              TOTAL HOLDINGS
                 (COST $16,494,731)(a)       $17,610,225
                                             ===========



*   Non-income producing securities.

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                                                        DECEMBER 31, 1997
Assets:
 Investments in securities at market
  value (note 1) (cost $16,494,731) .....................................    $17,610,225
 Cash in bank ...........................................................            845
 Receivable for fund shares sold ........................................        979,953
 Receivable for securities sold .........................................        397,358
 Dividends and accrued interest receivable ..............................         26,897
 Other ..................................................................            332
                                                                            ------------
  Total assets ..........................................................     19,015,610
                                                                            ============
Liabilities:
 Payable for securities purchased .......................................        294,743
 Payable for investment management
  services (note 3) .....................................................         11,978
 Other accrued expenses .................................................          2,609
                                                                            ------------
  Total liabilities .....................................................        309,330
                                                                            ------------
Net assets at market value ..............................................   $ 18,706,280
                                                                            ============
Net assets consist of:
 Par value, $1 per share ................................................   $  1,455,364
 Paid-in capital in excess of par value .................................     16,136,858
 Accumulated overdistributed net realized
  income on investments .................................................         (1,436)
 Net unrealized appreciation on investments (note 1) ....................      1,115,494
                                                                            ------------

Net assets at market value ..............................................   $ 18,706,280
                                                                            ============

Shares outstanding (note 4) .............................................      1,455,364

Net asset value per share ...............................................   $      12.85
                                                                            ============


Statement of Operations
                                                    January 3, 1997 to December 31, 1997

Investment income:
 Interest ...............................................................   $     64,302
 Dividends ..............................................................         95,642
                                                                            ------------
  Total investment income ...............................................        159,944
                                                                            ------------
Expenses:
 Management fees (note 3) ...............................................         61,464
 Custodian fees (note 3) ................................................          5,001
 Directors' fees (note 3) ...............................................            400
 Professional fees ......................................................          1,200
 Accounting and transfer agent fees .....................................          6,960
 Other ..................................................................          1,133
                                                                            ------------
  Total expenses ........................................................         76,158
                                                                            ------------
  Net investment income .................................................   $     83,786
                                                                            ------------
Realized and unrealized gain on investments:
 Net realized gain from investments .....................................   $    879,953
 Net increase in unrealized
  appreciation on investments ...........................................      1,115,494
                                                                            ------------
   Net gain on investments ..............................................      1,995,447
                                                                            ------------
   Net increase in net
   assets from operations ...............................................   $  2,079,233
                                                                            ============



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
GROWTH & INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                        For the period from January 3, 1997 to December 31, 1997
From operations:
 Net investment income .........................................   $     83,786
 Realized income on investments ................................        879,953
 Unrealized gain on investments ................................      1,115,494
                                                                   ------------
   Net increase in assets from operations ......................      2,079,233
                                                                   ------------
Dividends and distributions to shareholders:
 Dividends paid from net investment income .....................        (83,966)
 Capital gains distributions ...................................       (881,389)
                                                                   ------------
   Total dividends and distributions ...........................       (965,355)
                                                                   ------------
From capital share transactions (note 4):
 Received from shares sold .....................................     17,263,935
 Received from dividends reinvested ............................        965,355
 Paid for shares redeemed ......................................       (636,888)
                                                                   ------------
  Increase in net assets derived from capital share transactions     17,592,402
                                                                   ------------

    Increase in net assets .....................................     18,706,280
Net Assets:
 Beginning of period ...........................................              0
                                                                   ------------
 End of period (a) .............................................   $ 18,706,280
                                                                   ============
(a) Includes overdistributed net investment income of ..........          ($180)
                                                                   ============

FINANCIAL HIGHLIGHTS
                        FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997

Per share data:
Net asset value, beginning of period ...........................   $      10.00
Income from investment operations:
 Net investment income .........................................           0.11
 Net realized and unrealized gain on investments ...............           3.52
                                                                   ------------
  Total income from investment operations ......................           3.63
                                                                   ------------
Less distributions:
 Dividends from net investment income ..........................          (0.11)
 Distributions from net realized capital gains .................          (0.67)
                                                                   ------------
  Total distributions ..........................................          (0.78)
                                                                   ------------
Net asset value, end of period .................................   $      12.85
                                                                   ============
Total return ...................................................          36.58%

Ratios and supplemental data:
 Ratio of expenses to average net assets .......................           0.95%
 Ratio of net investment income to average net assets ..........           1.04%
Portfolio turnover rate ........................................            185%
Average commission rate (a) ....................................   $       0.06

Net assets at end of period (millions) .........................   $       18.7

(a) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.


   The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX PORTFOLIO OHIO NATIONAL FUND, INC.

OBJECTIVE
---------

The S&P 500 Index Portfolio seeks total return approximating that of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

PERFORMANCE AS OF DECEMBER 31, 1997
-----------------------------------

AVERAGE ANNUAL TOTAL RETURN:
Since inception (1/3/97)                  31.75%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
--------

The S&P 500 Index Portfolio began on January 3, 1997 with a few simple, but critical goals: hold down expenses to enhance returns; invest new cash quickly; and match the S&P 500 Index returns. Outperforming the actual index is a difficult goal because funds incur operating expenses that an index does not.

Using regression analysis, industry weightings, market capital weightings, and individual stock analysis, the portfolio was managed with only about 40 stock holdings, and with S&P 500 stock index futures contracts hedged by commercial paper and/or treasuries. This strategy did allow the portfolio to hold down expenses, quickly invest cash and match the S&P 500 Index with very little variance.

From January 3, 1997 through year-end the S&P 500 Index, with dividends reinvested, rose 31.85%. Your S&P 500 Index Portfolio rose 31.75%, nearly matching the "dividends reinvested" Index return even after portfolio expenses.

Expectations for 1998 are high, with average corporate earnings expected to grow about 8% or better. However, the ongoing impact of the Asian recession, which has reduced earnings forecasts for many American companies, has dampened expectations. We look for the stock market to be flat to 10% higher in 1998.


CHANGE IN VALUE OF $10,000 INVESTMENT
-------------------------------------
                                          1/97           12/97
                                          ----           -----
S&P 500 Fund Portfolio                  $10,000         $13,175
S&P 500 Index                            10,000          13,338

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.


TOP 10 HOLDINGS AS OF DECEMBER 31, 1997
---------------------------------------
                                                % of Net Assets

1.  S&P 500 Depository Shares                        4.1
2.  Merck & Co Inc.                                  2.7
3.  Johnson & Johnson                                2.2
4.  Ameritech Corp                                   2.2
5.  General Electric Corp                            2.1
6.  Microsoft Corp.                                  1.8
7.  Royal Dutch Petrol. Co. NY Registry              1.8
8.  Exxon Corp                                       1.8
9.  Rayonier Timberlands Cl A LP                     1.5
10. Fifth Third Bancorp                              1.5


TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997
----------------------------------------
                                               % of Net Assets

Computer & Related                                  5.8
Communications                                      4.9
Banking                                             4.2
Consumer Products                                   4.1
S&P 500 Depository Shares                           4.1

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS                      DECEMBER 31, 1997

      FACE                                           MARKET
     AMOUNT              SHORT-TERM NOTES            VALUE
--------------------------------------------------------------
                AUTOMOTIVE & RELATED (5.7%)
     $256,000   Ford Motor Credit Corp.
                   6.150%  01-02-98                 $255,956
    1,000,000   General Motors Acceptance Corp.
                   6.130%  01-09-98                  998,638
                                                  ----------
                                                   1,254,594
                                                  ----------
                FINANCIAL (21.3%)
      297,000   American Express Credit
                   6.100%  01-07-98                  296,698
      553,000   American General Finance
                   5.900%  01-12-98                  552,003
      950,000   Associates Corp.
                   5.820%  01-06-98                  949,232
      700,000   CIT Group Holding
                   6.000%  01-06-98                  699,417
      400,000   G.E. Capital
                   6.020%  01-07-98                  399,599
      500,000   Heller Financial
                   6.050%  01-21-98                  498,319
      442,000   Heller Financial
                   6.050%  01-05-98                  441,703
      680,000   Household Finance
                   6.000%  01-08-98                  679,207
      178,000   Household Finance
                   6.100%  01-08-98                  177,788
                                                  ----------
                                                   4,693,966
                                                  ----------
                INSURANCE SERVICES (4.5%)
    1,000,000   Prudential Funding
                   5.850%  01-20-98                  996,913
                                                  ----------
                MACHINERY (4.3%)
      943,000   John Deere Capital Corp.
                   5.750%  01-14-98                  941,042
                                                  ----------

                OIL, ENERGY, & NATURAL GAS (4.1%)
      905,000   Chevron USA Inc.
                   5.800%  01-14-98                  902,959
                                                  ----------

                RETAIL (4.0%)
      900,000   Sears Roebuck Acceptance Corp.
                   5.950%  01-13-98                  898,215
                                                  ----------

                TOTAL SHORT-TERM NOTES
                  (43.9%) (COST $9,687,689)       $9,687,689
                                                  ----------

                                                    MARKET
       SHARES             COMMON STOCK              VALUE
------------------------------------------------------------
                AEROSPACE (1.4%)
        3,100   Allied Signal                       $120,706
        3,700   Boeing Co.                           181,069
                                                  ----------
                                                     301,775
                                                  ----------

                AUTOMOTIVE & RELATED (0.9%)
        4,000   Ford Motor                           194,750
                                                  ----------

                BANKING (4.2%)
        3,200   BankBoston Corp.                    $300,600
        2,600   Chase Manhattan                      284,700
        4,100   Fifth Third Bancorp                  335,175
                                                  ----------
                                                     920,475
                                                  ----------
                CHEMICALS (1.0%)
        4,900   Monsanto Corp.                       205,800
          800   Solutia                               21,350
                                                  ----------
                                                     227,150
                                                  ----------
                COMMUNICATIONS (4.9%)
        4,800   AT&T Corp.                           294,000
        4,000  *Airtouch Communications              166,250
        6,000   Ameritech Corp.                      483,000
        2,400   Motorola Corp.                       136,950
                                                  ----------
                                                   1,080,200
                                                  ----------
                COMPUTER & RELATED (5.8%)
        4,650   Cisco Systems                        259,238
        3,300   Compaq Computer                      186,244
        2,900   Intel Corp.                          203,725
        2,100   International Business Machine       219,581
        3,100  *Microsoft Corp.                      400,675
                                                  ----------
                                                   1,269,463
                                                  ----------
                CONSUMER PRODUCTS (4.1%)
        7,500   Johnson & Johnson                    494,063
        3,700   Philip Morris Co.                    167,656
        3,200   Procter & Gamble                     255,400
                                                  ----------
                                                     917,119
                                                  ----------
                DRUGS (3.0%)
        1,300  *Amgen Corp.                           70,363
        5,500   Merck & Co.                          584,375
                                                  ----------
                                                     654,738
                                                  ----------
                ELECTRICAL EQUIPMENT (2.1%)
        6,300   General Electric                     462,263
                                                  ----------

                ENTERTAINMENT & LEISURE (0.8%)
        1,700   Walt Disney                          168,406
                                                  ----------

                FINANCIAL SERVICES (1.4%)
        3,600   American Express                     321,300
                                                  ----------

                FOOD & RELATED (3.4%)
        5,600   Campbell Soup                        325,500
        5,000   Coca-Cola                            333,125
        2,000   Intl. Flavors & Fragrances Inc.      103,000
                                                  ----------
                                                     761,625
                                                  ----------
                FORESTRY & PAPER PRODUCTS (1.9%)
       32,600   Rayonier Timberlands                 338,225
        1,700   Weyerhaeuser                          83,405
                                                  ----------
                                                     421,630
                                                  ----------
                INSURANCE SERVICES (1.0%)
        2,000   American Intl. Group                 217,500
                                                  ----------
                MACHINERY (0.4%)
        1,700   Caterpillar                           82,555
                                                  ----------


                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                    DECEMBER 31, 1997

                                                    MARKET
       SHARES             COMMON STOCK              VALUE
------------------------------------------------------------
                MEDICAL & RELATED (0.5%)
        1,900  *Boston Scientific                    $87,163
          400   United Healthcare                     19,874
                                                  ----------
                                                     107,037
                                                  ----------
                OIL, ENERGY & NATURAL GAS (3.5%)
        6,300   Exxon                                385,481
        7,300   Royal Dutch Petroleum                395,569
                                                  ----------
                                                     781,050
                                                  ----------
                RESTAURANTS (0.3%)
        1,200   McDonald's Corp.                      57,300
                                                  ----------

                RETAIL (1.5%)
        2,400   Home Depot                           141,300
        4,800   Wal-Mart Stores                      189,300
                                                  ----------
                                                     330,600
                                                  ----------
                TEXTILES & RELATED (0.6%)
        5,000   Guilford Mills Inc.                  136,876
                                                  ----------

                TRANSPORTATION & EQUIPMENT (0.3%)
        2,400   Norfolk Southern Corp.               $73,950
                                                  ----------
                UTILITIES (1.3%)
        5,200   Duke Energy Corp.                    287,950
                                                  ----------
                TOTAL COMMON STOCKS
                (44.3%) (COST $9,552,913)         $9,775,712
                                                  ----------


                        DEPOSITARY                    MARKET
       SHARES             SHARES                      VALUE
------------------------------------------------------------

                FINANCIAL (4.1%)
        9,405   S&P 500 Depository Shares           $911,697
                                                  ----------
                TOTAL DEPOSITORY SHARES
                (4.1%)  (COST $904,778)             $911,697
                                                  ----------
                TOTAL HOLDINGS
                (COST $20,145,380) (a)           $20,375,098
                                                 ===========



* Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.


The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 PORTFOLIO

---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
                                              DECEMBER 31, 1997

Assets:
 Investments in securities at market
  value (note 1) (cost $20,145,380) ..........      $20,375,098
 Cash in bank ................................            2,661
 Receivable for fund shares sold..............          821,755
 Receivable from brokers (note 1) ............          817,476
 Dividends and accrued interest receivable ...          179,793
 Other .......................................              204
                                                    -----------
  Total assets ...............................       22,196,987
                                                    -----------

Liabilities:
 Payable for securities purchased ............          113,960
 Payable for investment management
  services (note 3) ..........................            7,140
 Other accrued expenses ......................            3,547
                                                    -----------
  Total liabilities ..........................          124,647
                                                    -----------

Net assets at market value                          $22,072,340
                                                    ===========
Net assets consist of:
 Par value, $1 per share .....................       $1,882,466
 Paid-in capital in excess of par value ......       19,954,093
 Accumulated overdistributed net realized
  gain on investments ........................         (108,075)
 Net unrealized appreciation on:
  Investments (note 1)........................          229,718
  Futures Contracts (note 1)..................          109,325
 Undistributed net
  investment income ..........................            4,813
                                                    -----------

Net assets at market value                          $22,072,340
                                                    ===========

Shares outstanding (note 4)...................        1,882,466

Net asset value per share.....................           $11.73
                                                    ===========

---------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------
                           JANUARY 3, 1997 TO DECEMBER 31, 1997

Investment income:
 Interest.......................................       $260,134
 Dividends......................................        417,795
                                                    -----------
  Total investment income.......................        677,929
                                                    -----------
Expenses:
 Management fees (note 3).......................         43,376
 Custodian fees (note 3)........................          5,000
 Directors' fees (note 3) ......................            560
 Professional fees..............................          1,680
 Accounting and transfer agent fees ............          7,689
 Other..........................................          1,630
                                                    -----------
  Total expenses................................         59,935
                                                    -----------
  Net investment income.........................       $617,994
                                                    -----------
Realized and unrealized gain on investments and
 futures contracts:
 Net realized gain from:
  Investments...................................       $826,787
  Futures contracts.............................        660,125
 Net increase in unrealized appreciation on:
  Investments...................................        229,718
  Futures contracts.............................        109,325
                                                    -----------
   Net gain on investments......................      1,825,955
                                                    -----------
   Net increase in net
   assets from operations.......................     $2,443,949
                                                    ===========




OHIO NATIONAL FUND, INC.
S&P 500 Portfolio

--------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                                            FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997

From operations:
  Net investment income .................................................................................   $617,994
  Realized gain on investments and futures contracts.....................................................  1,486,912
  Unrealized gain on investments and futures contracts...................................................    339,043
                                                                                                         -----------
    Net increase in assets from operations...............................................................  2,443,949
                                                                                                         -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income .............................................................   (613,181)
  Capital gains distributions............................................................................ (1,486,912)
  Capital gains distributions in excess of realized gains................................................   (108,075)
                                                                                                         -----------
    Total dividends and distributions.................................................................... (2,208,168)
                                                                                                         -----------

From capital share transactions (note 4):
  Received from shares sold ............................................................................. 20,644,767
  Received from dividends reinvested ....................................................................  2,208,168
  Paid for shares redeemed .............................................................................. (1,016,376)
                                                                                                         -----------
    Increase in net assets derived from capital share transactions ...................................... 21,836,559
                                                                                                         -----------

      Increase in net assets ............................................................................ 22,072,340
                                                                                                         -----------
Net Assets:
      Beginning of period ...............................................................................          0
                                                                                                         -----------

      End of period (a) .................................................................................$22,072,340
                                                                                                         ===========

a) Includes undistributed net investment income of.......................................................     $4,813
                                                                                                         ===========
--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------
                                                            FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997

Per share data:
Net asset value, beginning of period.....................................................................     $10.00
Income from investment operations:
  Net investment income..................................................................................      (0.45)
  Net realized and unrealized gain on investments .......................................................      (2.70)
                                                                                                         -----------
    Total income from investment operations..............................................................      (3.15)
                                                                                                         -----------
Less distributions:
  Dividends from net investment income ..................................................................      (0.45)
  Distributions from net realized capital gains..........................................................      (0.91)
  Distributions from excess realized capital gains.......................................................      (0.06)
                                                                                                         -----------
    Total distributions..................................................................................      (1.42)
                                                                                                         -----------

Net asset value, end of period...........................................................................     $11.73
                                                                                                         ===========
Total return.............................................................................................      31.75%

Ratios and supplemental data:
  Ratio of expenses to average net assets................................................................       0.52%
  Ratio of net investment income to average net assets...................................................       5.29%
Portfolio turnover rate..................................................................................        445%
Average commission rate (a) .............................................................................      $0.04

Net assets at end of period (millions)...................................................................      $22.1


(a)   Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.




   The accompanying notes are an integral part of these financial statements.

SOCIAL AWARENESS PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
---------

The objective of the Social Awareness Portfolio is to provide long-term growth of capital by investing primarily in the common stocks and other equity securities of companies that, in the Adviser's opinion, conduct their business in a way that enhances society's quality of life. The portfolio's social concern criteria will necessarily limit the universe of securities that may be selected for this portfolio. However, the Adviser believes the portfolio's objective of long-term capital growth can be achieved despite this limitation.

PERFORMANCE AS OF DECEMBER 31, 1997
-----------------------------------

AVERAGE ANNUAL TOTAL RETURN:

Since inception (1/3/97)                               25.63%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
--------

Financial markets displayed increasing volatility during 1997, as sentiment shifted dramatically. The Social Awareness Portfolio outperformed the Russell 2000 Index and a peer group of funds using social criteria, aided by strong performance in the second and third quarters of the year. The largest sector contributions to performance came from the Consumer Cyclical, Capital Goods and Financial Services sectors.

We expect volatility in the overall market to continue, driven by concerns over economic turmoil and the outlook for corporate profits. Companies selected for the Social Awareness Portfolio have strong fundamentals, pass social criteria and sell at a discount to estimated growth rates. We will take a disciplined approach, using heightened volatility to establish positions with favorable risk-reward characteristics.

CHANGE IN VALUE OF $10,000 INVESTMENT
-------------------------------------

                              1/97                  12/97

Social Awareness Portfolio   $10,000              $12,583
Russell 2000 Index            10,000               12,227


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997
---------------------------------------
                                                      % of Net Assets

1.      Recycling Industries Inc.                           3.7
2.      Buffetts                                            2.6
3.      Sola International                                  2.5
4.      Atlas Air Inc.                                      2.5
5.      First Data Corp                                     2.5
6.      Santa Fe Energy Resources                           2.4
7.      Wolverine Tube Inc.                                 2.4
8.      Tupperware                                          2.4
9.      Alternative Resource                                2.4
10.     Andrew Corp.                                        2.4



TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997
----------------------------------------
                                                     % of Net Assets

Oil, Energy, and Natural Gas                               14.0
Business Services                                           9.6
Industrial Services                                         8.4
Metals and Mining                                           7.3
Consumer Products                                           6.0

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

SCHEDULE OF INVESTMENTS                                 DECEMBER 31, 1997

   FACE                                                       MARKET
  AMOUNT         SHORT-TERM NOTES                             VALUE
------------------------------------------------------------------------

                 AUTOMOTIVE AND RELATED (6.8%)
$160,000         Ford Motor Credit
                    6.050%  01-02-98                           $159,973
 171,000         General Motors Acceptance Corp.
                    6.000%  01-07-98                            170,829
                                                        ----------------
                                                                330,802
                                                        ----------------
                 RETAIL (2.6%)
 125,000         Sears Roebuck
                    6.000%  01-05-98                            124,917
                                                        ----------------

                 TOTAL SHORT-TERM NOTES
                    (9.4%) (COST $455,719)                     $455,719
                                                        ----------------

   FACE                                                        MARKET
  AMOUNT         LONG-TERM BONDS & NOTES                       VALUE
------------------------------------------------------------------------
                INDUSTRIAL SERVICES (0.5%)
 $25,000         Medar Inc. Sr. Sub. Notes
                    12.950% 06-30-05                            $22,850
                                                        ----------------

                 TOTAL LONG-TERM BONDS & NOTES
                   (0.5%)  (COST $22,850)                       $22,850
                                                        ----------------

                                                              MARKET
 SHARES          COMMON STOCK                                 VALUE
------------------------------------------------------------------------
                 BANKING (2.1%)
   4,600         First International Bank Corp.                 $55,775
   2,600       * Telebanc Financial                              46,150
                                                        ----------------
                                                                101,925
                                                        ----------------
                 BUSINESS SERVICES (9.6%)
   5,000       * Alternative Resources                          115,313
   4,100         First Data Corp.                               119,925
   7,900       * LoJack Corp.                                   116,525
   3,200         Manpower                                       112,800
                                                        ----------------
                                                                464,563
                                                        ----------------
                 CHEMICALS (2.4%)
   2,300         Hercules Inc.                                  115,144
                                                        ----------------

                 COMMUNICATIONS (4.8%)
   3,300       * 3Comm                                          115,294
   4,800       * Andrew Corp.                                   115,200
                                                        ----------------
                                                                230,494
                                                        ----------------
                 COMPUTER & RELATED (4.0%)
   4,800       * Continental Circuits Corp.                      66,900
   5,400       * Mapinfo                                         64,125
   4,100       * Rand A Technology Can Mutual Fund               63,032
                                                        ----------------
                                                                194,057
                                                        ----------------
                 CONSUMER PRODUCTS (6.0%)
   5,500       * Acorn Products                                  55,000
   3,700       * Sola International                             120,250
   4,200         Tupperware                                     117,075
                                                        ----------------
                                                                292,325
                                                        ----------------
                 CONTAINERS (1.2%)
   1,600         Sonoco Products                                 55,500
                                                        ----------------

                 DRUGS (1.5%)
   3,500         Mylan Laboratories                              73,281
                                                        ----------------

                 DURABLE GOODS (2.3%)
   3,700         Polaris Industries                             113,081
                                                        ----------------
                                                              MARKET
   SHARES        COMMON STOCK                                 VALUE
------------------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (5.8%)
   3,000       * Advanced Lighting                              $57,000
   6,800       * Anixter International                          112,200
   7,000         BMC Industries                                 112,875
                                                        ----------------
                                                                282,075
                                                        ----------------
                 ENTERTAINMENT AND LEISURE (1.3%)
   7,000       * Livent Inc.                                     60,375
                                                        ----------------

                 HOTEL/LODGING (1.3%)
   4,800       * Guest Supply                                    63,000
                                                        ----------------

                 HOUSING, FURNITURE & RELATED (3.3%)
   6,300         Clayton Homes Inc.                             113,400
   3,300         Haverty Furniture Cos. Inc.                     44,550
                                                        ----------------
                                                                157,950
                                                        ----------------
                 INDUSTRIAL SERVICES (7.9%)
   3,500         Imco Recycling                                  56,219
   5,900       * Medar Inc.                                      31,712
   3,400         Millipore Corp.                                115,388
  30,000       * Recycling Industries                           180,000
                                                        ----------------
                                                                383,319
                                                        ----------------
                 INSURANCE SERVICES (0.9%)
   1,300         Blanch EW                                       44,769
                                                        ----------------

                 MEDICAL & RELATED (4.2%)
   4,910       * Foundation Health                              109,861
     700         National Healthcare                             39,200
   2,000       * Quorum Health                                   52,250
                                                        ----------------
                                                                201,311
                                                        ----------------
                 METALS & MINING (4.9%)
   7,100         Worthington Industries                         117,150
   3,800         Wolverine Tube Inc.                            117,800
                                                        ----------------
                                                                234,950
                                                        ----------------
                 OIL, ENERGY & NATURAL GAS (14.0%)
   6,100       * Belco Oil & Gas Corp.                          114,756
   1,800         Kerr Mc Gee                                    113,962
   6,000       * Louis Dreyfus Natural Gas                      112,125
  16,400       * Newstar Resources                               57,400
  10,500         Santa Fe Energy Resources                      118,125
   3,300         Ultramar Diamond Shamrock                      105,188
   4,100         Wizer Oil Co.                                   57,912
                                                        ---------------
                                                                679,468
                                                        ---------------

                 REAL ESTATE AND LEASING (1.2%)
   5,200         Bando McGlocklin Capital Corp.                  58,500
                                                        ----------------

                 RESTAURANTS (4.9%)
  13,500       * Buffets                                        126,563
  13,100       * Ryan's Family Steak House                      112,168
                                                        ----------------
                                                                238,731
                                                        ----------------
                 TEXTILES AND RELATED (1.2%)
   9,400       * Ridgeview Inc.                                  58,750
                                                        ----------------


                 TRANSPORTATION & EQUIPMENT (3.4%)
   5,000       * Atlas Air Inc.                                 120,000
   2,700         Greenbrier Cos. Inc.                            46,744
                                                        ----------------
                                                                 166,744
                                                        ----------------
                 TOTAL COMMON STOCK
                   (88.2%)  (COST $4,157,951)                $4,270,312
                                                        ----------------
                                                            (continued)

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS                              DECEMBER 31, 1997


                                                              MARKET
    SHARES           PREFERRED STOCK                          VALUE
----------------------------------------------------------------------------
                INSURANCE SERVICES (1.1%)
     900        Allstate Exchangeable Notes 6.764%                  $54,000
                                                        --------------------

                METALS AND MINING (2.4%)
   4,800        Freeport McMoran Copper & Gold                      115,200
                                                        --------------------

                TOTAL PREFERRED STOCK
                  (3.5%) (Cost $175,104)                           $169,200
                                                        --------------------

                                                              MARKET
   SHARES           WARRANTS                                  VALUE
----------------------------------------------------------------------------
   5,000        Medar Inc. Warrants @ $6.86                          $2,150
                                                        --------------------

                TOTAL WARRANTS
                  (0.0%)  (COST $2,150)                              $2,150
                                                        --------------------

                TOTAL HOLDINGS
                  (COST $4,813,774) (A)                          $4,920,231
                                                        ====================

*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.



   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
                                             DECEMBER 31,1997

Assets:
 Investments in securities at market
  value (note 1) (cost $4,813,774) .............    $4,920,231
 Cash in bank ..................................           507
 Receivable for fund shares sold................       156,268
 Dividends and accrued interest receivable .....         4,485
                                                    ----------
  Total assets .................................     5,081,491
                                                    ----------
Liabilities:
 Payable for shares purchased ..................       234,419
 Payable for investment management
  services (note 3) ............................         2,280
 Other accrued expenses ........................         2,962
                                                    ----------
  Total liabilities ............................       239,661
                                                    ----------
Net assets at market value                          $4,841,830

Net assets consist of:
 Par value, $1 per share .......................      $424,689
 Paid-in capital in excess of par value ........     4,310,684
 Net unrealized appreciation on investments
  (note 1)......................................       106,457
                                                    ----------
Net assets at market value                          $4,841,830

Shares outstanding (note 4).....................       424,689

Net asset value per share.......................        $11.40
                                                    ----------


STATEMENT OF OPERATIONS
----------------------------------------------------------------
                           JANUARY 3, 1997 TO DECEMBER 31, 1997
Investment income:
 Interest.......................................       $15,614
 Dividends......................................        33,280
                                                    ----------
  Total investment income.......................        48,894
                                                    ----------
Expenses:
 Management fees (note 3).......................        16,529
 Custodian fees (note 3)... ....................         5,000
 Directors' fees (note 3) . ....................           183
 Professional fees......... ....................           615
 Accounting and transfer agent fees ............         4,496
 Other..........................................           452
                                                    ----------
  Total expenses................................        27,275
                                                    ----------
  Net investment income.........................       $21,619
                                                    ----------

Realized and unrealized gain on investments:
 Net realized gain from investments.............      $406,600
 Net increase in unrealized
  appreciation on investments ..................       106,457
                                                    ----------
   Net gain on investments......................       513,057
                                                    ----------
   Net increase in net
   assets from operations.......................      $534,676
                                                    ==========


   The accompanying notes are an integral part of these financial statements.


OHIO NATIONAL FUND, INC.
SOCIAL AWARENESS PORTFOLIO

-----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------
                                      FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997
From operations:
    Net investment income ................................................             $21,619
    Realized gain on investments..........................................             406,600
    Unrealized gain on investments........................................             106,457
                                                                                  ------------
            Net increase in assets from operations........................             534,676
                                                                                  ------------

Dividends and distributions to shareholders:
    Dividends paid from net investment income.............................             (21,672)
    Capital gains distributions...........................................            (406,600)
                                                                                  ------------
            Total dividends and distributions.............................            (428,272)
                                                                                  ------------

From capital share transactions (note 4):
    Received from shares sold ............................................           4,461,187
    Received from dividends reinvested ...................................             428,272
    Paid for shares redeemed .............................................            (154,033)
                                                                                  ------------
        Increase in net assets derived from capital share transactions ...           4,735,426
                                                                                  ------------

                Increase in net assets ...................................           4,841,830
Net Assets:
    Beginning of period ..................................................                   0
                                                                                  ------------

    End of period (a) ....................................................          $4,841,830
                                                                                  ============

 (a)    Includes undistributed net investment income of...................                ($53)
                                                                                  ============

----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------
                                       FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997
Per share data:
Net asset value, beginning of period......................................              $10.00
Income from investment operations:
    Net investment income.................................................                0.09
    Net realized and unrealized gain on
        investments and foreign currency transactions.....................                2.47
                                                                                  ------------
            Total income from investment operations.......................                2.56
                                                                                  ------------
Less distributions:
    Dividends from net investment income .................................               (0.07)
    Distributions from net realized capital gains.........................               (1.09)
                                                                                  ------------
            Total distributions...........................................               (1.16)
                                                                                  ------------

Net asset value, end of period............................................              $11.40
                                                                                  ============

Total return..............................................................               25.63%

Ratios and supplemental data:
    Ratio of expenses to average net assets...............................                0.95%
    Ratio of net investment income to average net assets..................                0.75%
Portfolio turnover rate...................................................                  40%
Average commission rate (a) ..............................................               $0.07

Net assets at end of period (millions)....................................                $4.8


(a)     Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.


                            The accompanying notes are an integral part of these financial statements.

STRATEGIC INCOME PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
---------

The Strategic Income Portfolio seeks to generate high current income by investing at least 80% of its assets in income-producing securities, including at least 40% of assets in a core group of U.S. government and corporate fixed-income securities, and the remainder in other income-producing securities.

PERFORMANCE AS OF DECEMBER 31, 1997
-----------------------------------

Average Annual Total Return:
Since inception (1/3/97)             8.74%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
--------

For the last half of 1997, investors were presented with strong returns and numerous surprises across all domestic asset classes. Strong returns were recorded in bonds, REITs and the stock market despite international turmoil. Bonds in particular were the beneficiary of market uncertainty.

Looking ahead, we expect a slowing world economy and dampened inflation expectations for 1998. Thus, the bond market should become the performance leader in 1998 owing to diminished issuance and strong demand. Earnings problems related to an economic slowdown are likely to keep equity returns sub-par. The Strategic Income Portfolio is positioned to take advantage of this situation by focusing on longer maturity bond investments, and corporate issuers that derive their earnings from domestic activities, as well as utilizing risk-management strategies to mitigate any downturn in the equity markets.

CHANGE IN VALUE OF $10,000 INVESTMENT
-------------------------------------

                                   1/97           12/97

Strategic Income Portfolio      $10,000          $10,873
Lehman Bros. Government/Corp.    10,000           10,777
   Bond Index-Intermediate

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997
---------------------------------------
                                                      % of Net Assets

1.      FNMA  9.00%  4/01/16                                8.7
2.      Occidental Petroleum  10.125%  9/15/09              4.0
3.      Noble Affiliates  8.00%  4/01/27                    3.5
4.      Lockheed Corp  7.875%  3/15/23                      3.3
5.      Merrill Lynch  7.00%  4/27/08                       3.2
6.      Phillip Morris  7.125%  8/15/02                     3.2
7.      Lehman Bros  7.125%  9/15/03                        3.2
8.      Duke Power  7.875%  5/01/24                         3.2
9.      FNMA  7.5%  7/15/21                                 3.1
10.     FNMA  7.00%  9/01/27                                3.1


TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997
----------------------------------------
                                                     % of Net Assets

US Government                                              16.8
Oil, Energy, and Natural Gas                               14.6
REIT's                                                     14.0
Financial Services                                          9.9
Utilities                                                   6.2

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

-----------------------------------------------------------
SCHEDULE OF INVESTMENTS                   December 31, 1997
-----------------------------------------------------------

  FACE                                               MARKET
 AMOUNT          REPURCHASE AGREEMENTS                VALUE
-----------------------------------------------------------
           FINANCIAL (5.6%)
$181,000   Star Bank 5.500% due 01-02-98
             repurchase price 181,055
             collateralized by GNMA certificates
             pool #8359
             due 01-20-24 (Cost $181,000)          $181,000
                                                  ---------
           TOTAL REPURCHASE AGREEMENTS
             (5.6%) (COST $181,000)                $181,000
                                                  ---------

  Face                                               Market
 Amount         Long-Term Bonds & Notes               Value
-----------------------------------------------------------
           GOVERNMENT (16.8%)
$267,011   FNMA  9.000%  04-01-16                  $284,032
  59,629   FNMA  7.250%  02-25-17                    59,726
 100,000   FNMA  7.500%  07-15-21                   101,998
  99,767   FNMA  7.000%  09-1-27                    100,577
                                                  ---------
                                                    546,333
                                                  ---------
           BANKING (1.4%)
  45,000   Nationsbank Corp.
             6.375%  02-21-06                        44,819
                                                  ---------

           CONSUMER PRODUCTS (3.2%)
 100,000   Phillip Morris Co.
             7.125%  08-15-02                       102,924
                                                  ---------

           FINANCIAL SERVICES (7.9%)
  50,000   Donaldson Lufkin
             6.875%  11-01-05                        50,765
 100,000   Lehman Brothers Holdings
             7.125%  09-15-03                       102,736
 100,000   Merrill Lynch & Co.
             7.000%  04-27-08                       103,567
                                                  ---------
                                                    257,068
                                                  ---------
           FORESTRY & PAPER PRODUCTS (1.0%)
  30,000   International Paper Co.
              7.625%  01-15-07                       32,557
                                                  ---------

           INDUSTRIAL SERVICES (4.0%)
  25,000   Fort James Corp. NT
             6.625%  09-15-04                        25,095
 100,000   Lockheed Corp.
             7.875%  03-15-23                       106,559
                                                  ---------
                                                    131,654
                                                  ---------
           MEDICAL & RELATED (4.6%)
  50,000   Columbia/HCA Healthcare
             8.700%  02-10-10                        55,563
  90,000   Manor Care Inc.
             7.500%  06-15-16                        95,824
                                                  ---------
                                                    151,387
                                                  ---------
           OIL, ENERGY & NATURAL GAS (10.5%)
 100,000   Noble Affiliates, Inc.
             8.000%  04-01-27                       112,208
 100,000   Occidental Petroleum
             10.125%  09-15-09                      129,205
  75,000   Transcanada Pipeline
             9.875%  01-01-21                        99,750
                                                  ---------
                                                    341,163
                                                  ---------

           REAL ESTATE & LEASING (3.0%)
 $95,000   Meditrust NT
             7.600%  07-15-01                       $98,288
                                                  ---------

           RETAIL (2.5%)
  75,000   JC Penny Inc.
             9.450%  07-15-02                        80,734
                                                  ---------

           UTILITIES (4.8%)
 100,000   Duke Power Co.
             7.875%  05-01-24                       102,685
  50,000   GTE Corp.
             7.830%  05-01-23                        52,420
                                                  ---------
                                                    155,105
                                                  ---------
           TOTAL LONG-TERM BONDS & NOTES
             (59.7%)  (COST $1,901,646)          $1,942,032
                                                  ---------

                                                     MARKET
  SHARES               COMMON STOCK                   VALUE
-----------------------------------------------------------
           CHEMICALS (1.6%)
   2,000   Lyondell Petrochemicals                  $53,000
                                                  ---------

           OIL, ENERGY, AND NATURAL GAS (0.9%)
   1,000   Occidental Pete. Corp.                    29,313
                                                  ---------

           UTILITIES (1.4%)
   1,000   Central & South West Corp.                27,062
     500   DTE Energy                                17,343
                                                  ---------
                                                     44,405
                                                  ---------
           TOTAL COMMON STOCK
             (3.9%)  (COST $113,415)               $126,718
                                                  ---------

                                                     MARKET
  SHARES             PREFERRED STOCK                  VALUE
-----------------------------------------------------------
           FINANCIAL SERVICES (2.0%)
   2,500   Travelers Cap Pfd.                       $65,313
                                                  ---------

           OIL, ENERGY & NATURAL GAS (3.2%)
   3,000   Enron Capital Trust 1                     78,563
   1,000   Transcanada Pipeline 8.5%                 25,937
                                                  ---------
                                                    104,500
                                                  ---------
           REAL ESTATE & LEASING (2.0%)
   2,500   Kimco Realty Corp. Pfd. 8.500%            64,062
                                                  ---------

           TOTAL PREFERRED STOCK
             (7.2%)  (COST $227,595)               $233,875
                                                  ---------

                        CLOSED-END                   MARKET
  SHARES           INVESTMENT COMPANIES               VALUE
-----------------------------------------------------------
   6,900   First Commonwealth Fund                  $83,231

  11,000   Kleinwort Benson Australian Fund          84,563
                                                  ---------
                                                    167,794
                                                  ---------
           TOTAL INVESTMENT COMPANIES
             (5.2%) (COST $184,077)                $167,794
                                                  ---------




                                           (continued)

OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO (CONTINUED)

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------
                                          DECEMBER 31, 1997
                      REAL ESTATE              MARKET
 SHARES            INVESTMENT TRUSTS            VALUE
--------------------------------------------------------
   1,000   Capstead Mortgage Corp.               $19,938
   2,000   Dynex Cap Inc.                         26,625
     190   Hospitality Properties Trust            6,246
     500   INMC Mortgage Holdings                 11,719
   2,544   Imperial Credit Mortgage Hold.         45,465
   3,300   LTC Properties Inc.                    68,475
   2,300   Omega Healthcare Investments           88,837
     644   Pennsylvania Real Estate Inv.          15,818
   3,400   Summit Properties Inc.                 71,825
   2,500   Thornburg Mtg. Asset Corp.             41,250
   4,600   Winston Hotels Inc.                    60,662
                                              ----------
                                                 456,860
                                              ----------
           TOTAL REAL ESTATE INVEST. TRUSTS
             (14.0%) (COST $468,327)            $456,860
                                              ----------

           TOTAL HOLDINGS
             (COST $3,076,060) (a)            $3,108,279
                                              ==========

(a) Also represents cost for Federal income tax purposes.


  The accompanying notes are an integral part of these financial statements.


OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

-----------------------------------------------------------------------------
                                                           DECEMBER 31, 1997
Assets:
     Investments in securities at market
          value (note 1) (cost $3,076,060) .................     $3,108,279
     Cash in bank ..........................................            923
     Receivable for fund shares sold........................          5,345
     Receivable for securities sold.........................         98,252
     Dividends and accrued interest receivable .............         43,383
                                                                 ----------

          Total assets .....................................      3,256,182
                                                                 ----------

Liabilities:
     Payable for investment management
          services (note 3) ................................          2,158
     Other accrued expenses ................................          3,533
                                                                 ----------

          Total liabilities ................................          5,691
                                                                 ----------

Net assets at market value                                       $3,250,491
                                                                 ==========

Net assets consist of:
     Par value, $1 per share ...............................       $319,915
     Paid-in capital in excess of par value ................      2,896,524
     Accumulated undistributed net realized
          gain on investments ..............................          1,157
     Net unrealized appreciation on investments (note 1)....         32,219
     Undistributed net investment income....................            676
                                                                 ----------

Net assets at market value                                       $3,250,491
                                                                 ==========

Shares outstanding (note 4).................................        319,915

Net asset value per share...................................         $10.16
                                                                 ==========
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------
                                                           JANUARY 3, 1997 TO
                                                            DECEMBER 31, 1997
Investment income:
     Interest...............................................       $107,663
     Dividends..............................................         89,380
                                                                 ----------

          Total investment income...........................        197,043
                                                                 ----------

Expenses:
     Management fees (note 3)...............................         18,318
     Custodian fees (note 3)................................          5,001
     Directors' fees (note 3) ..............................            306
     Professional fees......................................          1,026
     Accounting and transfer agent fees ....................          5,261
     Other..................................................            685

          Total expenses....................................         30,597
                                                                 ----------

          Net investment income.............................       $166,446
                                                                 ----------

Realized and unrealized gain on investments:
      Net realized gain from investments ...................         $3,690
      Net increase in unrealized
          appreciation on investments ......................         32,219
                                                                 ----------

          Net gain on investments...........................         35,909
                                                                 ----------

          Net increase in net
          assets from operations............................       $202,355
                                                                 ==========


The accompanying notes are an integral part of these financial statements.



OHIO NATIONAL FUND, INC.
STRATEGIC INCOME PORTFOLIO

----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------
                          FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997
From operations:
 Net investment income ...............................................    $166,446
 Realized gain on investments.........................................       3,690
 Unrealized gain on investments.......................................      32,219
                                                                       -----------
   Net increase in assets from operations.............................     202,355
                                                                       -----------

Dividends and distributions to shareholders:
 Dividends paid from net investment income............................    (165,770)
 Capital gains distributions..........................................      (2,533)
                                                                       -----------
   Total dividends and distributions..................................    (168,303)
                                                                       -----------

From capital share transactions (note 4):
 Received from shares sold ...........................................   3,110,382
 Received from dividends reinvested ..................................     168,303
 Paid for shares redeemed ............................................     (62,246)
                                                                       -----------
  Increase in net assets derived from capital share transactions .....   3,216,439
                                                                       -----------

    Increase in net assets ...........................................   3,205,491
Net Assets:
 Beginning of period .................................................           0
                                                                       -----------

 End of period (a) ...................................................  $3,205,491
                                                                       ===========

(a) Includes undistributed net investment income of...................        $676
                                                                       ===========
----------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------
                          FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997
Per share data:
Net asset value, beginning of period..................................      $10.00
Income from investment operations:
 Net investment income................................................        0.71
 Net realized and unrealized gain on investments......................        0.13
                                                                       -----------
  Total income from investment operations.............................        0.84
                                                                       -----------
Less distributions:
 Dividends from net investment income ................................       (0.67)
 Distributions from net realized capital gains........................       (0.01)
                                                                       -----------
   Total distributions................................................       (0.68)
                                                                       -----------
Net asset value, end of period........................................      $10.16
                                                                       ===========

Total return..........................................................        8.74%

Ratios and supplemental data:
 Ratio of expenses to average net assets..............................        1.30%
 Ratio of net investment income to average net assets.................        7.04%
Portfolio turnover rate...............................................         102%
Average commission rate (a) ..........................................       $0.04

Net assets at end of period (millions)................................        $3.2

(a)  Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.


   The accompanying notes are an integral part of these financial statements.

STELLAR PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
---------

The Stellar Portfolio seeks to maximize total return by investing approximately 15% to 25% of its assets in each of the following categories: domestic equities, domestic bonds, foreign securities, real estate securities, and precious metal and/or money market securities.

PERFORMANCE AS OF DECEMBER 31, 1997
-----------------------------------

Average Annual Total Return:

Since inception (1/3/97)                      9.70%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
--------

The latter half of 1997 was an ideal environment for the Stellar Portfolio. The stock market advance stalled in early August, giving way to the formation of a trading range in the broad indices. The Stellar Portfolio's asset mix served to insulate investors from much of the volatility which enveloped the market. This is the type of market for which the portfolio was intended. The REIT, bond and cash-equivalent segments of the portfolio generated positive returns for the period which served to offset the weakness in the domestic and international equity holdings. The portfolio's allocation to fixed-income instruments rose the second half of the year at the expense of international securities and cash equivalents.

CHANGE IN VALUE OF $10,000 INVESTMENT
-------------------------------------

                                1/97             12/97

Stellar Portfolio              $10,000          $10,969
Lehman Bros. Government/Corp.
   Index-Intermediate          $10,000           10,777


Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997
---------------------------------------

                                                                 % of Net Assets

1.      FNMA  6.21%  11/07/07                                        3.6
2.      Duke Energy Capital Trust  Pfd 7.20%                         2.4
3.      John Hancock Patriot Premium
        Dividend Fund II                                             2.1
4.      US Treasury  7.5%  11/15/16                                  2.1
5.      US Treasury  7.25%  5/15/04                                  1.9
6.      US Treasury  6.75%  5/31/99                                  1.8
7.      US Treasury  6.25%  7/31/98                                  1.8
8.      American Express                                             1.4
9.      Merrill Lynch Capital Trust II PFD 8%                        1.4
10.     New Jersey Economic Development
        Auth. PFD. 7.6%                                              1.4



TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997
----------------------------------------

                                                                 % of Net Assets

REIT's                                                              20.3
US Treasuries                                                       11.2
Closed-End Investment Companies                                      7.6
Utilities                                                            4.6
Banking                                                              4.0

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO
----------------------------------------------------------
SCHEDULE OF INVESTMENTS                December 31, 1997
----------------------------------------------------------
  FACE                                            MARKET
 AMOUNT           REPURCHASE AGREEMENTS           VALUE
----------------------------------------------------------
           FINANCIAL (19.8%)
$555,000   Star Bank 5.50%  01-02-98
             repurchase price $555,170
             collateralized by GNMA certificates
             pool #8359
             due 01-20-24 (Cost $555,000)          $555,000
                                                -----------
           TOTAL REPURCHASE AGREEMENTS
              (19.8%) (COST $555,000)              $555,000
                                                -----------

  FACE                                              MARKET
 AMOUNT          LONG-TERM BONDS & NOTES            VALUE
----------------------------------------------------------
           GOVERNMENT (11.2%)
$100,000   FNMA
             6.210%  11-07-07                      $101,100
  50,000   US Treasury Bond
             7.500%  11-15-16                        58,344
  50,000   US Treasury Note
             6.250%  07-31-98                        50,219
  50,000   US Treasury Note
             6.750%  05-31-99                        50,734
  50,000   US Treasury Note
             7.250%  05-15-04                        53,986
                                                -----------
                                                    314,383
                                                -----------
           TOTAL LONG-TERM BONDS & NOTES
             (11.2%) (COST $307,165)               $314,383
                                                -----------

----------------------------------------------------------
                                                    MARKET
 SHARES             U.S. COMMON STOCK               VALUE
----------------------------------------------------------
           AEROSPACE (0.3%)
     150   BOEING CO.                                $7,341
                                                -----------

           AUTOMOTIVE AND RELATED (0.4%)
     200   Paccar Inc.                               10,500
                                                -----------

           BANKING (2.2%)
     116   Banc One Corp.                             6,300
     100   Bankamerica Corp.                          7,300
     100   Bankboston Corp.                           9,394
     105   Charter One Financial Inc.                 6,628
     165   First Financial Bancorp                    7,961
     130   Fleet Financial                            9,742
     125   Popular Inc.                               6,187
      75   US Bancorp                                 8,395
                                                -----------
                                                     61,907
                                                -----------
           BUSINESS SERVICES (0.2%)
     150   Deluxe Corp.                               5,175
                                                -----------

           CHEMICALS (0.5%)
     100   Dow Chemical Co.                          10,150
     125   Lyondell Petro Chemical Co.                3,312
                                                -----------
                                                     13,462
                                                -----------
           COMMUNICATIONS (0.2%)
     150   MCI Communications Corp.                   6,421
                                                -----------

           CONSUMER PRODUCTS (0.4%)
     200   Alberto Culver Co. Cl. B                   6,412
     130   Snap On Inc.                               5,671
                                                -----------
                                                     12,083
                                                -----------
----------------------------------------------------------
  SHARES           U.S. COMMON STOCK              VALUE
----------------------------------------------------------
           COMPUTER AND RELATED (2.3%)
     450  *Cisco Systems Inc.                       $25,087
     400  *Continental Circuits Corp.                 5,575
     100   Honeywell Inc.                             6,850
     300   Intel Corp.                               21,075
     100  *Seagate Technology                         1,925
     300  *Sybase Inc.                                3,994
                                                -----------
                                                     64,506
                                                -----------
           CONTAINERS (0.3%)
     100   Aluminum Co. Amer.                         7,037
                                                -----------

           DRUGS (0.3%)
      75   Warner Lambert Co.                         9,300
                                                -----------

           DURABLE GOODS (0.9%)
     225   Nabisco Holdings Corp. CL A               10,898
     300   Parker Hannifin Corp.                     13,763
                                                -----------
                                                     24,661
                                                -----------
           ELECTRICAL EQUIPMENT (0.9%)
     150  *Altera Corporation                         4,969
     100   Johnson Controls Inc.                      4,775
     125   Sony Corp.                                11,344
     100   Thomas & Betts Corp.                       4,725
                                                -----------
                                                     25,813
                                                -----------
           FINANCIAL SERVICES (2.0%)
     450   American Express Co.                      40,162
      50   Household Financial                        6,378
     150   Dean Whitter Discover                      8,869
                                                -----------
                                                     55,409
                                                -----------
           FOOD AND RELATED (0.7%)
     300   Flemming Cos.                              4,031
      75   General Mills Inc.                         5,372
     150   Pepsico Inc.                               5,466
     100   Sara Lee Corp.                             5,631
                                                -----------
                                                     20,500
                                                -----------
     200   HOTELS/LODGING (0.2%)
           Hilton Hotels Corp.                        5,950
                                                -----------

           HOUSING, FURNITURE & RELATED (0.2%)
     200   Sherwin Williams Co.                       5,550
                                                -----------

           INDUSTRIAL SERVICES (0.3%)
     130   Ecolab Inc.                                7,207
                                                -----------

           INSURANCE SERVICES (0.6%)
     112   AON Corp.                                  6,566
      75   ITT Hartford                               7,017
     100   Ohio Casualty Corp.                        4,463
                                                -----------
                                                     18,046
                                                -----------
           MEDIA AND PUBLISHING (0.2%)
     100   Times Mirror Co.                           6,150
                                                -----------

           MEDICAL AND RELATED (0.9%)
     300  *Quorum Health Group                        7,837
     150  *Sofamore/Danek Group Inc.                  9,759
     225  *Tenet Healthcare Corp.                     7,453
                                                -----------
                                                     25,049
                                                -----------
           METALS AND MINING (0.2%)
     350   AK Steel Holding Corp.                     6,191
                                                -----------


                                                 (continued)
                                      88


OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO (CONTINUED)

-------------------------------------------------------------
SCHEDULE OF INVESTMENTS              DECEMBER 31, 1997
-------------------------------------------------------------

                                                    MARKET
 SHARES             U.S. COMMON STOCK               VALUE
-------------------------------------------------------------
           OIL, ENERGY AND NATURAL GAS (2.9%)
     475  *BJ Services Co.                          $34,170
     100   Diamond Offshore Drilling                  4,813
     200   Ensco International Inc.                   6,700
     300  *Global Marine Inc.                         7,350
     200  *Rowan Cos. Inc.                            6,100
     150   Santa Fe Pacific Pipeline LP               6,862
     200   Texaco Inc.                               10,875
     125   Unocal Corp.                               4,852
                                                -----------
                                                     81,722
                                                -----------
           RESTAURANTS (0.0%)
      15  *Tricon Global Restaurants                    436
                                                -----------

           RETAIL (1.8%)
     200   American Stores Co.                        4,113
     125   Dayton Hudson Corp.                        8,437
     188   Gap Inc.                                   6,644
     548   Pier 1 Imports Inc.                       12,387
   6,500  *Roberds Inc.                              19,500
                                                -----------
                                                     51,081
                                                -----------
           TRANSPORTATION (0.6%)
     700  *Genesee & Wyoming Inc.                    16,363
                                                -----------

           TOTAL COMMON STOCK
             (19.5%) (COST $488,369)            $   547,860
                                                -----------

-------------------------------------------------------------
                       REAL ESTATE                  MARKET
 SHARES             INVESTMENT TRUSTS               VALUE
-------------------------------------------------------------
     650   Avalon Properties Inc.                   $20,109
     750   Bay Apartment Communities                 29,250
     500   Camden Property                           15,500
     700   Centerpoint Properties Corp.              24,588
     600   Federal Realty Investments                15,450
   1,000   Glimcher Realty                           22,562
     900   Highwoods Property                        33,469
     800   Kilroy Realty Corp.                       23,000
     700   Kimco Realty Corp.                        24,675
     675   Liberty Property                          19,280
     900   LTC Properties Inc.                       18,675
     525   Mack Cali Realty Corp.                    21,525
     850   Manufactured Home Communities             22,950
     450   Meditrust                                 16,481
     800   New Plan Realty                           20,400
     550   Omega Healthcare Investments              21,244
     800   Reckson Assoc. Realty Corp.               20,300
   1,050   RFS Hotel Investments                     20,934
     885   Security Capital Pacific Trust            21,461
     700   Simon DeBartolo Group Inc.                22,881
   1,200   Sizeler Property Investments              12,600
     600   Starwood Lodging                          34,725
     650   Storage Trust Realty                      17,103
     350   Storage USA Inc.                          13,978
     800   Summit Property Inc.                      16,900
     600   Sun Communities                           21,563
     400   Weingarten Realty Investments             17,925
                                                -----------
                                                    569,528
                                                -----------
           TOTAL REAL ESTATE INVESTMENT TRUSTS
             (20.3%) (COST $511,888)            $   569,528
                                                -----------


-------------------------------------------------------------
                       CLOSED-END                MARKET
  SHARES          INVESTMENT COMPANIES            VALUE
-------------------------------------------------------------
     500   Argentina Fund Inc.                       $6,531
     300   Brazil Fund Inc.                           6,300
     800   Chile Fund Inc.                           14,250
     875   First Commonwealth Fund Inc.              10,555
   5,000   Hancock Patriot Prem. Div. Fd. II         59,062
   2,200  *Japan Webs Index Series                   21,725
   5,000   Kleinworth Benson Austral. Inc. Fd.       38,437
     650   Mexico Fund Inc.                          13,366
     300   Templeton Emerging Mkts. Fd.               5,119
   5,000   Templeton Global Govts. Fund              36,562
                                                -----------
                                                    211,907
                                                -----------
           TOTAL CLOSED END INVESTMENT CO.
             (7.6%)  (COST $226,200)               $211,907
                                                -----------

-------------------------------------------------------------
                                                 MARKET
  SHARES          FOREIGN COMMON STOCK            VALUE
-------------------------------------------------------------
           ARGENTINA (0.2%)
     200   YPF Sociedad Anonima Spon ADR             $6,838
                                                -----------

           AUSTRALIA (0.9%)
     350   Nat'l. Australia Bank LTD ADR             24,719
                                                -----------

           CANADA (1.9%)
     500   Alcan Aluminum Ltd.                       13,813
     775   Canadian Pacific Ltd.                     21,119
     550   Seagram Co. Ltd.                          17,772
                                                -----------
                                                     52,704
                                                -----------
           DENMARK (1.3%)
     500   Novo-Nordisk AS ADR                       36,188
                                                -----------

           FINLAND (0.2%)
     100   Nokia Corp. Sponsored ADR                  7,000
                                                -----------

           GERMANY (0.6%)
     250   Daimler Benz AG Spon ADR                  18,062
                                                -----------

           GREAT BRITAIN (1.3%)
     850   Cable & Wireless Pub. Ltd.                23,109
     175   Vodafone Group Spon. ADR                  12,688
                                                -----------
                                                     35,797
                                                -----------
           HOLLAND (2.1%)
     350   Phillips NV                               21,175
     700   Royal Dutch Petroleum Co.                 37,931
                                                -----------
                                                     59,106
                                                -----------
           ITALY (0.4%)
     175   Luxottica Group ADR                       10,938
                                                -----------

           JAPAN (0.3%)
     100   Hitachi Ltd. ADR                           6,919
                                                -----------

           NORWAY (0.6%)
     350   Norsk Hydro AS Spon ADR                   17,850
                                                -----------

           SPAIN (1.6%)
     250   Banco de Santander ADR                     8,141
     850   Repsol SA Spon. ADR                       36,178
                                                -----------
                                                     44,319
                                                -----------

                                               (continued)





OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO (CONTINUED)

-----------------------------------------------------------
SCHEDULE OF INVESTMENTS                   DECEMBER 31, 1997
-----------------------------------------------------------

                                                    MARKET
 SHARES            FOREIGN COMMON STOCK             VALUE
-----------------------------------------------------------
           Sweden (0.7%)
     737   Volvo Aktiebolaget Ser B ADR             $19,899
                                                 ----------
           TOTAL FOREIGN COMMON STOCK
             (12.1%) (COST $302,115)               $340,339
                                                 ----------

                                                    MARKET
 SHARES              PREFERRED STOCK                 VALUE
----------------------------------------------------------
           BANKING (1.8%)
   1,000   Banco Bilbao Vizcaya 8.000%              $26,000
   1,000   BankUnited Cap II 9.600%                  26,188
                                                 ----------
                                                     52,188
                                                 ----------
           FINANCIAL SERVICES (1.4%)
   1,500   Merrill Lynch Cap Trust II 8.000%         40,125
                                                 ----------

           GOVERNMENT (1.4%)
   1,500   New Jersey Economic Dev. 7.600%           39,000
                                                 ----------



                                                    MARKET
 SHARES             PREFERRED STOCK                  VALUE
----------------------------------------------------------
           UTILITIES (4.6%)
   2,600   Duke Energy Cap Trust I                  $66,300
   1,200   HL&P Cap Trust I 8.125%                   30,975
   1,200   Northern States Power 7.875%              31,200
                                                 ----------
                                                    128,475
                                                 ----------
           TOTAL PREFERRED STOCK
             (9.2%)  (COST $250,000)               $259,788
                                                 ----------
----------------------------------------------------------
                                                    MARKET
 SHARES                WARRANTS                      VALUE
----------------------------------------------------------
      46   Security Cap GRP-B                          $242
                                                 ----------

           TOTAL WARRANTS
             (0.0%)  (COST $242)                       $242
                                                 ----------

           TOTAL HOLDINGS
             (COST $2,640,979)                   $2,799,049
                                                 ==========


*Non-income producing securities.
(a) Also represents cost for Federal income tax purposes.



The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO

---------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------
                                                    DECEMBER 31, 1997
Assets:
 Investments in securities at market
  value (note 1) (cost $2,640,979) ....................... $2,799,047
 Cash in bank ............................................        574
 Dividends and accrued interest receivable ...............     12,993
                                                           ----------

  Total assets ...........................................  2,812,614
                                                           ----------

Liabilities:
 Payable for investment management
  services (note 3) ......................................      2,497
 Other accrued expenses ..................................      3,569
                                                           ----------

  Total liabilities ......................................      6,066
                                                           ----------

Net assets at market value                                 $2,806,548
                                                           ==========

Net assets consist of:
 Par value, $1 per share .................................   $263,528
 Paid-in capital in excess of par value ..................  2,396,631
 Accumulated undistributed net realized
  loss on investments (note 1) ...........................    (11,917)
 Net unrealized appreciation on investments (note 1)......    158,068
 Undistributed net investment income .....................        238
                                                           ----------

Net assets at market value                                 $2,806,548
                                                           ==========

Shares outstanding (note 4)...............................    263,528

Net asset value per share.................................     $10.65
                                                           ==========

---------------------------------------------------------------------
STATEMENT OF OPERATIONS

---------------------------------------------------------------------
                                                     JANUARY 3, 1997 TO
                                                      DECEMBER 31, 1997
Investment income:
 Interest................................................     $42,646
 Dividends...............................................      67,220
                                                           ----------

  Total investment income................................     109,866
                                                           ----------

Expenses:
 Management fees (note 3)................................      23,440
 Custodian fees (note 3).................................       5,001
 Directors' fees (note 3) ...............................         306
 Professional fees.......................................       1,026
 Accounting and transfer agent fees .....................       6,261
 Other...................................................         676
                                                           ----------

  Total expenses.........................................      36,710
                                                           ----------

  Net investment income .................................     $73,156
                                                           ----------

Realized and unrealized gain (loss) on investments:
 Net realized loss from investments .....................    ($11,917)
 Net increase in unrealized
  appreciation on investments ...........................     158,068
                                                           ----------

   Net gain on investments...............................     146,151
                                                           ----------

   Net increase in net
   assets from operations................................    $219,307
                                                           ==========

  The accompanying notes are an integral part of these financial statements.


OHIO NATIONAL FUND, INC.
STELLAR PORTFOLIO
---------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------
                               FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997
From operations:
 Net investment income .............................................            $73,156
 Realized loss on investments.......................................            (11,917)
 Unrealized gain on investments.....................................            158,068
                                                                           ------------
   Net increase in assets from operations...........................            219,307
                                                                           ------------

Dividends and distributions to shareholders:
 Dividends paid from net investment income..........................            (72,918)
                                                                           ------------

From capital share transactions (note 4):
 Received from shares sold .........................................          2,644,507
 Received from dividends reinvested ................................             72,918
 Paid for shares redeemed ..........................................            (57,267)
                                                                           ------------
  Increase in net assets derived from capital share transactions ...          2,660,158
                                                                           ------------

    Increase in net assets .........................................          2,806,548
Net Assets:
 Beginning of period ...............................................                  0
                                                                           ------------

 End of period (a) .................................................         $2,806,548
                                                                           ============

(a) Includes undistributed net investment income of...................             $238
                                                                           ============
---------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------
                               FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997

Per share data:
Net asset value, beginning of period................................             $10.00
Income from investment operations:
 Net investment income..............................................               0.32
 Net realized and unrealized gain on investments ...................               0.64
                                                                           ------------
  Total income from investment operations...........................               0.96
                                                                           ------------
Less distributions:
 Dividends from net investment income ..............................              (0.31)
                                                                           ------------

Net asset value, end of period......................................             $10.65
                                                                           ============

Total return........................................................               9.70%

Ratios and supplemental data:
 Ratio of expenses to average net assets............................               1.54%
 Ratio of net investment income to average net assets...............               3.07%
Portfolio turnover rate.............................................                 17%
Average commission rate (a).........................................              $0.18

Net assets at end of period (millions)..............................               $2.8

(a) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.



The accompanying notes are an integral part of these financial statements.


RELATIVE VALUE PORTFOLIO
OHIO NATIONAL FUND, INC.

OBJECTIVE
---------

The Relative Value Portfolio seeks the highest total return as is consistent with reasonable risk by investing in stocks deemed to represent characteristics with low volatility, above-average yields and are undervalued relative to the stocks comprising the S&P Composite Stock Index.

PERFORMANCE AS OF DECEMBER 31, 1997
-----------------------------------

Average Annual Total Return:
Since inception (1/3/97)              28.28%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

COMMENTS
--------

The Relative Value Portfolio posted performance in line with the S&P 500 Index during the latter half of 1997. This was achieved despite the stock market turmoil caused by economic events in Asia. The most notable effect on the portfolio's holdings were sharp price declines in technology and energy related issues.

The portfolio is well positioned for the market conditions prevailing at the start of 1998 as investors are displaying a distinct preference for large, stable companies with visible earnings potential for the current year. The portfolio continues to focus on the successful themes of the last two years, consolidation trends in financial services and the impact of an aging population on health care and services spending.

CHANGE IN VALUE OF $10,000 INVESTMENT
-------------------------------------

                                   1/97           12/97


Relative Value Portfolio         $10,000          $12,828
S&P 500 Index                    $10,000          $13,336



Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

TOP 10 HOLDINGS AS OF DECEMBER 31, 1997
---------------------------------------

                                             % of Net Assets

1.      Proctor & Gamble                           4.6
2.      IBM                                        4.6
3.      Intel                                      4.5
4.      Dow Chemical                               4.4
5.      Smithkline Beecham                         3.6
6.      Texaco                                     3.3
7.      AT&T                                       3.2
8.      Phillip Morris                             3.0
9.      Bristol Myers Squibb                       3.0
10.     Merck & Co. Inc                            3.0


TOP 5 INDUSTRIES AS OF DECEMBER 31, 1997
----------------------------------------

                                            % of Net Assets

Oil, Energy, and Natural Gas                      12.9
Drugs                                             11.9
Consumer Products                                 10.9
Computer and Related                              10.5
Communications                                     9.3



OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

----------------------------------------------------------------
SCHEDULE OF INVESTMENTS                       DECEMBER 31, 1997
----------------------------------------------------------------
  Face                                                   Market
 Amount          Repurchase Agreements                    Value
----------------------------------------------------------------
           Financial (14.6%)
$836,000   Star Bank 5.50% due 01-02-98
             repurchase price $836,255
             collateralized by GNMA certificates
             pool #8359
             due 01-20-24 (cost $836,000)               $836,000
                                                     -----------
           TOTAL REPURCHASE AGREEMENTS
             (14.6) (COST $836,000)                     $836,000
                                                     -----------
----------------------------------------------------------------
                                                        MARKET
 SHARES               COMMON STOCK                       VALUE
----------------------------------------------------------------
           AEROSPACE (5.3%)
   2,000   Allied Signal Inc.                            $77,875
   1,500   Lockheed Martin Corp.                         147,750
   1,500   Raytheon Co. Class B                           75,469
                                                     -----------
                                                         301,094
                                                     -----------
           AUTOMOTIVE & RELATED (4.4%)
   1,500   Ford Motor Co.                                 73,031
   1,000   General Motors Corp.                           60,625
   1,900   Goodyear Tire & Rubber Co.                    120,887
                                                     -----------
                                                         254,543
                                                     -----------
           BANKING (4.5%)
     250   Citicorp                                       31,609
     440   First Financial Bancorp                        21,230
   1,000   Mellon Bank Corp.                              60,861
     250   National Australia Bank Ltd. ADR               17,656
   1,000   Nationsbank Corp.                              60,813
   2,000   TCF Financial Corp.                            67,875
                                                     -----------
                                                         260,044
                                                     -----------
           CHEMICALS (5.8%)
   2,500   Dow Chemical Co.                              253,750
   3,000   Lyondell Petrochemical Co.                     79,500
                                                     -----------
                                                         333,250
                                                     -----------
           COMMUNICATIONS (9.3%)
   3,000   AT&T Corp.                                    183,750
   4,500   Cincinnati Bell Inc.                          139,500
     800   Cable & Wireless Co. ADR                       21,750
     500   Lucent Technologies Inc.                       39,938
   2,000   Motorola Inc.                                 114,083
     500   Vodafone Group PLC ADR                         36,250
                                                     -----------
                                                         535,271
                                                     -----------
           COMPUTER & RELATED (10.5%)
   1,200   Honeywell Inc.                                 82,082
   3,700   Intel Corp.                                   259,925
   2,500   International Business Machines               261,406
                                                     -----------
                                                         603,413
                                                     -----------

----------------------------------------------------------------
                                                     MARKET
  SHARES                COMMON STOCK                 VALUE
----------------------------------------------------------------
            CONSUMER PRODUCTS (10.9%)
   1,000    Fortune Brands                               $37,062
   1,400    Gillette Co.                                 150,228
   3,800    Philip Morris Cos. Inc.                      172,188
   3,300    Procter & Gamble Co.                         263,381
                                                     -----------
                                                         622,859
                                                     -----------
            DRUGS (11.9%)
   1,800    American Home Products Corp.                 137,700
   1,800    Bristol Myers Squibb Co.                     170,325
   1,600    Merck & Co. Inc.                             170,000
   4,000    Smithkline Beecham PLC ADR                   205,750
                                                     -----------
                                                         683,775
                                                     -----------
            ELECTRICAL EQUIPMENT (3.3%)
   1,900    General Electric Co.                         139,595
   1,000    Johnson Controls Inc.                         47,750
      64    Raytheon Co. Class A                           3,157
                                                     -----------
                                                         190,502
                                                     -----------
            FINANCIAL SERVICES (3.5%)
   1,100    American Express Co.                          98,175
   2,000    Lehman Brothers Holdings Inc.                102,000
                                                     -----------
                                                         200,175
                                                     -----------
            INSURANCE SERVICES (5.7%)
   1,500    American Bankers Ins. Group Inc.              68,906
     450    Cincinnati Financial Corp.                    63,337
   1,700    Ohio Casualty Corp.                           75,862
   2,200    Travelers Group Inc.                         118,525
                                                     -----------
                                                         326,630
                                                     -----------
            OIL, ENERGY & NATURAL GAS (12.9%)
   2,500    Ashland Inc.                                 134,219
   2,600    Halliburton Co.                              135,038
   2,000    Mobil Corp.                                  144,375
   2,500    Royal Dutch Petroleum                        135,469
   3,500    Texaco Inc.                                  190,312
                                                     -----------
                                                         739,413
                                                     -----------
            RETAIL (4.6%)
   2,500    JC Penny Inc.                                150,781
   2,500    Sears Roebuck & Co.                          113,125
                                                     -----------
                                                         263,906
                                                     -----------
            TRANSPORTATION & EQUIPMENT (1.0%)
     200    Burlington Northern Santa Fe Corp.            18,587
   1,500    Comair Holdings Inc.                          36,187
                                                     -----------
                                                          54,774
                                                     -----------
            UTILITIES (4.1%)
   2,500    GPU Inc.                                     105,313
   2,200    GTE Corp.                                    114,950
     300    Ohio Gas Corp.                                13,406
                                                     -----------
                                                         233,669
                                                     -----------
            TOTAL COMMON STOCK
              (97.7%) (COST $4,839,264)               $5,603,318
                                                     -----------

            TOTAL HOLDINGS
              (COST $5,675,264) (a)                   $6,439,318
                                                     ===========



(a) Also represents cost for Federal income tax purposes.


  The accompanying notes are an integral part of these financial statements.


OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

--------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------
                                                       DECEMBER 31, 1997
Assets:
 Investments in securities at market
  value (note 1) (cost $5,675,264) .......................     $6,439,318
 Cash in bank ............................................            520
 Receivable for fund shares sold..........................          5,240
 Dividends and accrued interest receivable ...............          8,756
                                                               ----------

  Total assets ...........................................      6,453,834
                                                               ----------

Liabilities:
 Payable for securities purchased.........................        713,206
 Payable for investment management
  services (note 3) ......................................          4,408
 Other accrued expenses ..................................          2,923
                                                               ----------

  Total liabilities ......................................        720,537
                                                               ----------

Net assets at market value                                     $5,733,297
                                                               ==========

Net assets consist of:
 Par value, $1 per share .................................       $452,268
 Paid-in capital in excess of par value ..................      4,519,245
 Accumulated undistributed net realized
  loss on investments (note 1) ...........................         (2,446)
 Net unrealized appreciation on investments (note 1)......        764,054
 Undistributed net investment income .....................            176
                                                               ----------

Net assets at market value                                     $5,733,297
                                                               ==========

Shares outstanding (note 4)...............................        452,268

Net asset value per share.................................         $12.68
                                                               ==========

--------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------
                                      JANUARY 3, 1997 TO DECEMBER 31, 1997
Investment income:
 Interest.............................................            $27,295
 Dividends............................................             62,497
                                                               ----------

  Total investment income.............................             89,792
                                                               ----------

Expenses:
 Management fees (note 3).............................             30,639
 Custodian fees (note 3)..............................              5,001
 Directors' fees (note 3) ............................                306
 Professional fees....................................              1,026
 Accounting and transfer agent fees ..................              4,261
 Other................................................                718
                                                               ----------

  Total expenses......................................             41,951
                                                               ----------

  Net investment income...............................            $47,841
                                                               ----------

Realized and unrealized gain (loss) on investments:
 Net realized loss from investments ..................            ($2,446)
 Net increase in unrealized
  appreciation on investments ........................            764,054
                                                               ----------

   Net gain on investments............................            761,608
                                                               ----------

   Net increase in net
   assets from operations.............................         $  809,449
                                                               ==========



  The accompanying notes are an integral part of these financial statements.


OHIO NATIONAL FUND, INC.
RELATIVE VALUE PORTFOLIO

---------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------
                               FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997
From operations:
   Net investment income ................................................      $47,841
   Realized loss on investments..........................................       (2,446)
   Unrealized gain on investments........................................      764,054
                                                                          ------------
     Net increase in assets from operations..............................      809,449
                                                                          ------------

Dividends and distributions to shareholders:
   Dividends paid from net investment income.............................      (47,665)
                                                                          ------------

From capital share transactions (note 4):
   Received from shares sold ............................................    5,066,632
   Received from dividends reinvested ...................................       47,665
   Paid for shares redeemed .............................................     (142,784)
                                                                          ------------
    Increase in net assets derived from capital share transactions ......    4,971,513
                                                                          ------------

      Increase in net assets ............................................    5,733,297
Net Assets:
   Beginning of period ..................................................            0
                                                                          ------------

   End of period (a) ....................................................   $5,733,297
                                                                          ============

(a) Includes undistributed net investment income of......................         $176
                                                                          ============
---------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------
                              FOR THE PERIOD FROM JANUARY 3, 1997 TO DECEMBER 31, 1997

Per share data:
Net asset value, beginning of period.....................................       $10.00
Income from investment operations:
   Net investment income.................................................         0.16
   Net realized and unrealized gain on investments.......................         2.66
                                                                          ------------
    Total income from investment operations..............................         2.82
                                                                          ------------
Less distributions:
   Dividends from net investment income .................................        (0.14)
                                                                          ------------

Net asset value, end of period...........................................       $12.68
                                                                          ============

Total return.............................................................        28.28%

Ratios and supplemental data:
   Ratio of expenses to average net assets...............................         1.18%
   Ratio of net investment income to average net assets..................         1.35%
Portfolio turnover rate..................................................            7%
Average commission rate (a) .............................................        $0.24

Net assets at end of period (millions)...................................         $5.7

(a) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold by the portfolio.




  The accompanying notes are an integral part of these financial statements.

    OHIO NATIONAL FUND, INC.
    NOTES TO FINANCIAL STATEMENTS
    December 31, 1997

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
    Ohio National Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of sixteen separate investment portfolios that seek the following investment objectives:
    EQUITY PORTFOLIO - long-term growth of capital by investing principally in common stocks or other equity securities. Current income is a secondary objective.
    MONEY MARKET PORTFOLIO - maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.
    BOND PORTFOLIO - high level of return consistent with preservation of capital by investing primarily in high quality intermediate and long-term debt securities.
    OMNI PORTFOLIO - high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
    INTERNATIONAL PORTFOLIO - long-term capital growth by investing primarily in common stocks of foreign companies.
    CAPITAL APPRECIATION PORTFOLIO - maximum capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short term.
    SMALL CAP PORTFOLIO - maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.
    GLOBAL CONTRARIAN PORTFOLIO - long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.
    AGGRESSIVE GROWTH PORTFOLIO - capital growth.

    The following portfolios commenced operations on January 3, 1997:

    CORE GROWTH PORTFOLIO - long-term capital appreciation.
    GROWTH & INCOME PORTFOLIO - long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.
    S&P 500 INDEX PORTFOLIO - total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and cash equivalents.
    SOCIAL AWARENESS PORTFOLIO - long-term capital growth by investing primarily in common stocks and other equity securities of companies that, in the Advisor's opinion, conduct their business in a way that enhances society's quality of life.
    STRATEGIC INCOME PORTFOLIO - high current income by investing at least 40% of its assets in a core group of U.S. government and corporate fixed income securities and the remainder in other income producing securities.
    STELLAR PORTFOLIO - maximum total return by investing in domestic and foreign securities (equity and fixed income), real estate, precious metal securities, and money market securities.
    RELATIVE VALUE PORTFOLIO - maximum total return consistent with reasonable risk by investing primarily in equity securities.

    The following is a summary of significant accounting policies:

    Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7, which approximates market value. All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Distributions arising from accumulated net realized capital gains are recorded on the ex-dividend date and are distributed to shareholders at least once a year.

    For all other portfolios, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market value obtained

OHIO NATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1997

from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Small Cap, Global Contrarian, Aggressive Growth, and Stellar Portfolios, would not be reflected in the computation of the portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Each portfolio other than the Money Market Portfolio may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc.'s ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

The S&P 500 Index Portfolio currently holds investments in S&P 500 Index Futures Contracts. The contracts in the S&P 500 Index Portfolio are fully hedged with commercial paper and/or US Treasuries. The futures contracts in the S&P 500 Index Portfolio at December 31, 1997 are as follows:


                                 EXPIRATION       UNDERLYING FACE             UNREALIZED               CASH DEPOSITED
          PURCHASED                 DATE          AMOUNT AT VALUE                GAIN              AS MARGIN REQUIREMENT
          ---------                 ----          ---------------                ----              ---------------------

45 S&P 500 Index Contracts       March `98          $11,014,875                $109,325                   $452,250

Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Small Cap, Global Contrarian, Aggressive Growth, and Stellar Portfolios, in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the first-in, first-out method except in the case of the Aggressive Growth and Growth and Income Portfolios in which the identified cost basis is used.

OHIO NATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31,1997

The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Small Cap, Global Contrarian, Aggressive Growth and Stellar Portfolios are translated into U.S. dollars on the following basis:
(1) market value of investments, other assets and liabilities--at exchange rates prevailing at the end of the period.
(2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transaction.

Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, for tax purposes, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made in the Small Cap, Aggressive Growth, and Core Growth
Portfolios: accumulated net investment loss has been decreased by $47,515, $61,720, and $11,892, respectively, resulting in a reclassification adjustment to decrease Paid-in capital in excess of par value by $47,515, $61,720, $11,892 respectively. This reclassification has no effect on net assets or net asset value per share.

For Federal income tax purposes, the Bond, Core Growth, Stellar, and Relative Value Portfolios had capital loss carryovers of $44,128, $447,567, $11,917, and $2,446 respectively, at December 31, 1997. If not offset by capital gains, $44,128 will expire in 2003 in the Bond Portfolio and $447,567, $11,917 and $2,446 will expire in 2005 in the Core Growth , Stellar, and Relative Value Portfolios, respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for a portfolio until the capital loss carryover has been offset or expires.

It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

Most expenses of the Fund can be directly attributed to a portfolio. Expenses which cannot be directly attributed are allocated among the portfolios in the Fund based on average net assets.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OHIO NATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1997

The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1997 were as follows:


                                                                                                           CAPITAL
                                     EQUITY              BOND             OMNI         INTERNATIONAL     APPRECIATION
                                     ------              ----             ----         -------------     ------------
Gross unrealized:

Appreciation ................    $ 112,741,538     $     867,745     $  53,608,168     $  12,386,726     $   8,034,627

Depreciation ................       (7,098,840)         (129,221)       (4,163,559)      (20,388,282)       (1,229,894)

Net Unrealized:
  Appreciation (Depreciation)      105,642,698           738,524        49,444,609        (8,001,556)        6,804,733

                                      SMALL            GLOBAL           AGGRESSIVE          CORE            GROWTH &
                                       CAP           CONTRARIAN           GROWTH           GROWTH            INCOME
                                       ---           ----------           ------           ------            ------
Gross unrealized:

Appreciation ................    $  10,883,929     $   1,963,452     $   2,090,950     $     965,041     $   1,538,146

Depreciation ................       (2,508,818)       (1,327,211)       (1,226,332)         (566,046)         (422,652)

Net Unrealized:
  Appreciation ..............        8,375,111           636,241           864,618           398,995         1,115,494


                                                       SOCIAL           STRATEGIC                           RELATIVE
                                    S&P 500           AWARENESS          INCOME           STELLAR            VALUE
                                    -------           ---------          ------           -------            -----
Gross unrealized:

Appreciation ................    $     551,681     $     373,344     $      83,912     $     235,848     $     773,749

Depreciation ................         (321,963)         (266,887)          (51,693)          (77,780)           (9,695)

Net Unrealized:
  Appreciation ..............          229,718           106,457            32,219           158,068           764,054

    OHIO NATIONAL FUND, INC.
    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    December 31, 1997

(2) INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1997 were as follows:


                                                                                                             CAPITAL
                                     EQUITY              BOND             OMNI         INTERNATIONAL      APPRECIATION
                                     ------              ----             ----         -------------      ------------

Stocks & Bonds:

Purchases ...................    $  59,212,911     $   1,893,703     $  44,555,591     $  35,070,994     $  28,652,383

Sales .......................       43,527,581           174,282        25,737,517        31,113,950        16,673,986
U.S. Government
Obligations:
Purchases ...................               --                --                --                --           325,518
Sales .......................               --           500,000                --                --           200,000


                                      SMALL            GLOBAL          AGGRESSIVE           CORE            GROWTH &
                                       CAP           CONTRARIAN          GROWTH            GROWTH            INCOME
                                       ---           ----------          ------            ------            ------
Stocks & Bonds:

Purchases ...................    $  40,854,656     $   7,779,954     $  33,548,156     $  12,743,178     $  28,887,177

Sales .......................       33,177,017         3,014,504        29,031,056         4,163,673        14,975,341
U.S. Government
Obligations:

Purchases ...................               --                --           152,392                --            27,891

Sales .......................               --                --            53,918                --            31,597


                                                       SOCIAL         STRATEGIC                            RELATIVE
                                    S&P 500          AWARENESS          INCOME            STELLAR            VALUE
                                 -------------     -------------     -------------     -------------     -------------
Stocks & Bonds:

Purchases ...................    $  42,242,336     $   5,887,582     $   4,555,901     $   3,526,140     $   4,916,888

Sales .......................       32,912,078         1,939,957         2,238,696           314,967           244,172
U.S. Government
Obligations:

Purchases ...................               --                --           714,609           721,054                --

Sales .......................               --                --           140,399                --                --



(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND
    TRANSACTIONS WITH AFFILIATED PERSONS

    The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI") a wholly owned subsidiary of Ohio National Life Insurance Company (ONLIC), under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each portfolio's average daily net assets based on the following schedule: (a) for each of the Equity, Bond, Omni and Social Awareness Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the net $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion; (c) for the International, Global Contrarian, and Relative Value Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Small Cap, Aggressive Growth and Strategic Income Portfolios, 0.80% of each Portfolio's net assets, (e) for the Core Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Growth & Income Portfolio, 0.85% of the first $200 million of net assets and 0.80% of net assets over $200 million, (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of

    OHIO NATIONAL FUND, INC.
    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    December 31, 1997

    net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; and (h) for the Stellar Portfolio, 1.00% of that Portfolio's net assets. However, as to the Money Market Portfolio, the Advisor is presently waiving any of its fee in excess of 0.25%.

    Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisors for the International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, Strategic Income, Stellar and Relative Value Portfolios, subject to the approval of the Fund's Board of Directors. ONI has entered into Sub-Advisory Agreements with Societe Generale Asset Management Corp. ("SGAM"), T. Rowe Price Associates, Inc. ("TRPA"), Founders Asset Management, Inc. ("FAM"), Strong Capital Management, Inc. ("SCM"), Pilgrim Baxter & Associates, Ltd. ("PBA"), Robertson Stephens Investment Management, L.P. ("RSIM"), and Star Bank, N.A. ("Star"), respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, (a) SGAM receives from ONI fees at the annual rate of 0.75% of the International and Global Contrarian Portfolios' average daily net assets during the quarter for which the fee is paid, (b) TRPA receives from ONI a fee at an annual rate of 0.70% of the first $5 million, and 0.50% over average daily net asset value in excess of $5 million, of the Capital Appreciation Portfolio, (c) FAM receives from ONI a fee at an annual rate of 0.65% of the first $75 million, 0.60% of the next $75 million, and 0.55% of the average daily net asset value in excess of $150 million of the Small Cap Portfolio; (d) SCM receives from ONI a fee at an annual rate of 0.70% of the first $50 million, and 0.50% of average daily net asset value in excess of $50 million of the Aggressive Growth Portfolio; (e) PBA receives from ONI a fee at an annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Core Growth Portfolio: (f) RSIM receives from ONI a fee at an annual rate of 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Growth & Income Portfolio; and (g) Star receives from ONI fees at an annual rate of (i) 0.55% of the first $50 million and 0.50% of average daily net assets in excess of $50 million of the Strategic Income Portfolio, (ii) 0.75% of the $50 million and 0.70% of average daily net assets in excess of $50 million of the Stellar Portfolio and (iii) 0.65% of the first $50 million and 0.60% of average daily net assets in excess of $50 million of the Relative Value Portfolio.

    Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $2,000 plus $400 for each meeting attended.
    The Fund's transfer agent and dividend paying agent is American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York. The Fund's custodian for those portfolios other than the International and Global Contrarian Portfolios is Star Bank, N.A., 425 Walnut Street, Cincinnati. Ohio. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri. For International and Global Contrarian Portfolio assets held outside the United States, Star Bank and Investors Fiduciary Trust Company enter into subcustodial agreements, subject to approval by the Board of Directors.

(4) CAPITAL SHARE TRANSACTIONS Capital share transactions for the years ended December 31, 1997 and 1996 were as follows:


                                           EQUITY                 MONEY MARKET                  BOND
                                           ------                 ------------                  ----
                                      1997        1996         1997         1996          1997           1996
                                      ----        ----         ----         ----          ----           ----
Capital shares
  issued on sales................  1,099,809    1,251,722    4,006,494    2,854,453        644,662        654,067
Capital shares issued
  on reinvested dividends .......    574,786      296,586      124,176       97,983        161,245        118,018
Capital shares redeemed .........    752,158      488,195    3,767,642    1,972,882        723,200        469,144


                                           OMNI                  INTERNATIONAL             CAPITAL APPRECIATION
                                           ----                  -------------             --------------------
                                      1997        1996         1997         1996          1997           1996
                                      ----        ----         ----        ----           ----           ----
Capital shares
  issued on sales ...............  1,691,998    1,421,502    2,422,039    2,498,593      1,350,471      1,370,341
Capital shares issued
  on reinvested dividends .......    715,507      312,746    1,742,189      437,139        359,011        137,455
Capital shares redeemed .........    709,824      461,070    1,377,360      372,436        249,388        158,593

OHIO NATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1997


                                       SMALL CAP                 GLOBAL CONTRARIAN            AGGRESSIVE GROWTH
                                       ---------                 -----------------            -----------------
                                  1997           1996           1997          1996            1997          1996
                                  ----           ----           ----          ----            ----          ----
Capital shares
  issued on sales .......      1,170,240      1,175,931        579,754        694,759        767,314        849,211
Capital shares issued
  on reinvested dividends        131,550         35,538        132,202         22,442         23,559        124,213
Capital shares redeemed .        320,642         89,525        143,586        158,086        193,560        114,532


                                  CORE          GROWTH &                      SOCIAL        STRATEG.                      RELATIVE
                                 GROWTH         INCOME         S&P 500        AWARE.         INCOME        STELLAR         VALUE
                                 ------         ------         -------        ------         ------        -------         -----
                                  1997           1997           1997           1997           1997           1997           1997
                                  ----           ----           ----           ----           ----           ----           ----
Capital shares
  issued on sales .......      1,272,254      1,436,044      1,782,577        399,740        309,296        262,250        460,646
Capital shares issued
  on reinvested dividends            419         75,471        187,990         37,565         16,810          6,971          3,973
Capital shares redeemed .        287,167         56,151         88,101         12,616          6,191          5,693         12,351

    The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares each have been allocated to the Equity, Omni, and International Portfolios, and 10,000,000 are allocated to each of the other portfolios. The remaining 60,000,000 are unallocated at this time.

(5) COMMITMENTS
    As of December 31, 1997, the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below, summarized by currency:

                             INTERNATIONAL PORTFOLIO

  SETTLE         CURRENCY TO BE DELIVERED     U.S. $ VAL.     CURRENCY TO BE RECEIVED        U.S. $ VAL.         UNREALIZED
   DATES          AMOUNT         TYPE         AT 12/31/97       AMOUNT         TYPE          AT 12/31/97       GAIN          LOSS
   -----          ------         ----         -----------       ------         ----          -----------       ----          ----
 06/11/98       3,628,000  Australian Dollar    2,355,660      2,469,382    U.S. Dollar       2,469,382      $113,722
 01/08/98       8,021,000     Swiss Franc       5,487,446      5,635,892    U.S. Dollar       5,635,892       148,446
 06/10/98         713,000     Swiss Franc         496,276        497,854    U.S. Dollar         497,854         1,578
 01/15/98      12,626,000    Deutsche Mark      7,024,396      7,528,828    U.S. Dollar       7,528,828       504,432
 01/15/98       1,423,901     U.S. Dollar       1,423,901      2,499,000   Deutsche Mark      1,390,303                    $(33,598)
 06/17/98       2,012,000    Deutsche Mark      1,128,973      1,173,986    U.S. Dollar       1,173,986        45,013
 01/22/98      18,411,000    French Franc       3,063,089      3,238,292    U.S. Dollar       3,238,292       175,203
 01/22/98         507,800     U.S. Dollar         507,800      3,001,000   French Franc         499,285                      (8,515)
 06/03/98      60,730,000    French Franc      10,177,473      9,793,922    U.S. Dollar       9,793,922                    (383,551)
 01/29/98     706,997,000    Japanese Yen       5,438,648      6,304,748    U.S. Dollar       6,304,748       866,100
 01/29/98         274,593     U.S. Dollar         274,593     32,398,000   Japanese Yen         249,225                     (25,368)
 06/24/98   1,383,471,000    Japanese Yen      10,878,482     11,752,072    U.S. Dollar      11,752,072       873,590
 04/03/98       6,571,000   New Zld Dollar      3,840,092      4,145,425    U.S. Dollar       4,145,425       305,333
                                             -------------                                 ------------- ------------- -------------

                                               52,096,829                                    54,679,214    $3,033,417     $(451,032)
                                           ==============                                 ============= ============= =============

OHIO NATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1997


                           GLOBAL CONTRARIAN PORTFOLIO

   SETTLE        CURRENCY TO BE DELIVERED        U.S. $ VAL.     CURRENCY TO BE RECEIVED       U.S. $ VAL.         UNREALIZED
    DATES          AMOUNT        TYPE            AT 12/31/97       AMOUNT        TYPE          AT 12/31/97       GAIN       LOSS
    -----          ------        ----            -----------       ------        ----          -----------       ----       ----
  01/08/98          34,000    Swiss Franc             23,261        23,690    U.S. Dollar           23,690         $429
  01/08/98          24,119    U.S. Dollar             24,119        34,000    Swiss Franc           23,261                   $(858)
  06/10/98         564,000    Swiss Franc            392,566       410,152    U.S. Dollar          410,152       17,586
  01/15/98         220,000   Deutsche Mark           122,396       131,595    U.S. Dollar          131,595        9,199
  01/15/98         129,465    U.S. Dollar            129,465       220,000   Deutsche Mark         122,396                  (7,069)
  06/17/98         140,000   Deutsche Mark            78,557        78,873    U.S. Dollar           78,873          316
  06/03/98       1,756,000   French Franc            294,280       281,604    U.S. Dollar          281,604                 (12,676)
  06/24/98      79,012,000   Japanese Yen            621,285       675,841    U.S. Dollar          675,841       54,556
  06/24/98         153,668    U.S. Dollar            153,668    18,480,000   Japanese Yen          145,312                  (8,356)
  11/13/98      18,480,000   Japanese Yen            163,663       173,147    U.S. Dollar          173,147        9,484
  01/08/98         125,000   Dutch Guilder            61,692        65,329    U.S. Dollar           65,329        3,637
                                             ----------------                                -------------- ------------ -----------

                                                   2,064,952                                     2,131,200      $95,207   $(28,959)
                                             ================                                ============== ============ ===========

OHIO NATIONAL FUND, INC.                                       December 31, 1997
INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Ohio National Fund, Inc.:

We have audited the accompanying statements of assets and liabilities and the schedules of investments of Ohio National Fund, Inc. (comprising, respectively, the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Stategic Income, Stellar and Relative Value Portfolios) as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers, and where replies are not received, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Ohio National Fund, Inc. as of December 31, 1997, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


KPMG PEAT MARWICK LLP

Cincinnati, Ohio
January 30, 1998




Directors and Officers of Ohio National Fund, Inc.
--------------------------------------------------------------------------------
John J. Palmer, President and Director
Ronald L. Benedict, Secretary and Director
George E. Castrucci, Director
Ross Love, Director
George M. Vredeveld, Director
Joseph P. Brom, Vice President
Michael A. Boedeker, Vice President
Stephen T. Williams, Vice President
Dennis R. Taney, Treasurer
Theresa M. Brunsman, Assistant Secretary

This report may be used as sales literature only when accompanied or preceded by an effective prospectus of Ohio National Fund, Inc. which relates sales expense and other pertinent information.

                            OHIO NATIONAL FUND, INC.

                                    Form N-1A


                                     PART C.


                                OTHER INFORMATION

FINANCIAL STATEMENTS AND EXHIBITS


The following audited financial statements are included in Part B of this registration statement:


              Statements of Assets and Liabilities as of December 31, 1997

              Statements of Operations for the Year Ended December 31, 1997

              Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1996

              Schedule of Investments at December 31, 1997 -- Equity Portfolio

              Schedule of Investments at December 31, 1997 -- Money Market Portfolio

              Schedule of Investments at December 31, 1997 -- Bond Portfolio

              Schedule of Investments at December 31, 1997 -- Omni Portfolio

              Schedule of Investments at December 31, 1997 -- International Portfolio

              Schedule of Investments at December 31, 1997 -- Capital Appreciation Portfolio

              Schedule of Investments at December 31, 1997 -- Small Cap
              Portfolio

              Schedule of Investments at December 31, 1997 -- Global Contrarian Portfolio

              Schedule of Investments at December 31, 1997 -- Aggressive Growth Portfolio

              Schedule of Investments at December 31, 1997 -- Core Growth Portfolio

              Schedule of Investments at December 31, 1997 -- Growth & Income Portfolio

              Schedule of Investments at December 31, 1997 -- S&P 500 Index Portfolio

              Schedule of Investments at December 31, 1997 -- Social Awareness Portfolio

              Schedule of Investments at December 31, 1997 -- Strategic Income Portfolio

              Schedule of Investments at December 31, 1997 -- Stellar Portfolio

              Schedule of Investments at December 31, 1997 -- Relative Value Portfolio

              Notes to Financial Statements for December 31, 1997


              Independent Auditors' Report of KPMG Peat Marwick LLP dated January 30, 1998


The following audited financial information is included in Part A of this registration statement:

              Financial Highlights (Ten years ended December 31, 1997)

Written Consents of the Following Persons:


              KPMG Peat Marwick LLP


              Ronald L. Benedict, Esq. as Legal Counsel to the Registrant

              Jones & Blouch L.L.P. as Legal Counsel to the Registrant

Exhibits:


(1)(e)            Articles Supplementary of the Registrant, effective March 17,
                  1998

(10)(c) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios.

(13)(c) Investment letter for the initial subscription of stock of the Registrant's Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios.

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

              (1) Articles of Incorporation of the Registrant (amended as of November 2, 1982) were filed as Exhibit (1) of the Registrant's Form N-1, Post-effective Amendment No. 6, on August 3, 1982.

              (1)(a) Articles Supplementary of the Registrant, effective December 30, 1992, were filed as Exhibit (1)(a) of the Registrant's Form N-1A, Post-effective amendment No. 21, on February 26, 1993.

              (1)(b) Articles Supplementary of the Registrant, effective March 1, 1994, were filed as Exhibit (1)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 24, on March 2, 1994.

              (1)(c) Articles Supplementary of the Registrant, effective December 15, 1994 were filed as Exhibit (1)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.


              (1)(d) Articles Supplementary of the Registrant, effective September 16, 1996 were filed as Exhibit no. (1)(d) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.

              (2) By-laws of the Registrant (as amended March 16, 1989) were filed as Exhibit (2) of the Registrant's Form N-1A, Post-effective Amendment No. 17, on March 27, 1989.

              (4) Specimen of certificated securities of the Registrant's International Portfolio was filed as Exhibit (4) of the Registrant's Form N-1A, Post-effective Amendment No. 21, on February 26, 1993.

              (4)(a) Specimen of certificated securities of the Registrant's Capital Appreciation Portfolio was filed as Exhibit
                        (4)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 25, on March 25, 1994.

              (4)(b) Specimen of certificated securities of the Registrant's Small Cap Portfolio was filed as Exhibit (4)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 25, on March 25, 1994.

              (4)(c) Specimens of certificated securities of the Registrant's Global Contrarian and Aggressive Growth Portfolios were filed as Exhibit (4)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.
              (4)(d) Specimens of certificated securities of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios were filed as Exhibit no. (4)(d) of the Registrant's Form N-1A, Post-effective Amendment no.
                        32, on October 21, 1996.

              (5)(a) Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (5)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.



         (5)(a)(1) Schedule A, amended effective May 1, 1998, to the Investment Advisory Agreement dated May 1, 1996, between the Registrant and Ohio National Investments, Inc. was filed as Exhibit (5)(a)(1) of the Registrant's Form N-1A, Post-effective Amendment no. 35 on February 13, 1998.

              (5)(b) Sub-Advisory Agreement (for the International and Global Contraian Portfolios) between Ohio National Investments, Inc. and Societe Generale Asset Management Corp., dated May 1, 1996, was filed as Exhibit (5)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(b)(1) Amendment, effective January 1, 1998, to the
                        Sub-Advisory Agreement dated May 1, 1996 (for the International and Global Contrarian Portfolios) between Ohio National Investments, Inc. and Societe Generale Asset Management Corp. was filed as Exhibit 5(b)(1) of the Registrant's Form N-1A, Post-effective Amendment no. 35 on February 13, 1998.


              (5)(c) Sub-Advisory Agreement (for the Capital Appreciation Portfolio) between Ohio National Investments, Inc. and
                        T. Rowe Price Associates, Inc. dated May 1, 1996, was filed as Exhibit 5(c) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.


              (5)(c)(1) Amendment, effective January 1, 1998, to the
                        Sub-Advisory Agreement dated May 1, 1996 (for the Capital Appreciation Portfolio) between Ohio National Investments, Inc. and T. Rowe Price Associates, Inc. was filed as Exhibit (5)(c)(1) of the Registrant's Form N-1A, Post-effective Amendment no. 35 on February 13, 1998.

              (5)(d) Sub-Advisory Agreement dated April 1, 1998 (for the Small Cap Portfolio) between Ohio National Investments, Inc. and Founders Asset Management LLC was filed as Exhibit (5)(d) of the Registrant's Form N-1A, Post-effective Amendment no. 35 on February 13, 1998.


              (5)(e) Sub-Advisory Agreement (for the Aggressive Growth Portfolio) between Ohio National Investments, Inc. and Strong Capital Management, Inc., dated May 1, 1996, was filed as Exhibit (5)(e) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (5)(f) Sub-Advisory Agreement (for the Core Growth Portfolio) between Ohio National Investments, Inc. and Pilgrim Baxter & Associates, Ltd., dated January 3, 1997 was filed as Exhibit no. (5)(f) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on
                        October 21, 1996.


              (5)(g) Sub-Advisory Agreement dated October 1, 1997 (for the Growth & Income Portfolio) between Ohio National Investments, Inc. and Robertson Stephens Investment Management, L.P. was filed as Exhibit (5)(g) of the Registrant's Form N-1A, Post-effective Amendment no. 35 on February 13, 1998.


              (5)(h) Sub-Advisory Agreement (for the Strategic Income, Stellar and Relative Value Portfolios) between Ohio National Investments, Inc. and Star Bank, N.A., dated January 3, 1997 was filed as Exhibit no. (5)(h) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.


              (5)(i) Sub-Advisory Agreement dated May 1, 1998 (for the Small Cap Growth Portfolio) between Ohio National Investments, Inc. and Robertson Stephens Investment Management, L.P. was filed as Exhibit (5)(i) of the Registrant's Form N-1A, Post-effective Amendment no. 35 on February 13, 1998.

              (5)(j) Sub-Advisory Agreement dated May 1, 1998 (for the High Income Bond, Equity Income and Blue Chip Portfolios) between Ohio National Investments, Inc. and Federated Investment Counseling was filed as Exhibit (5)(j) of the Registrant's Form N-1A Post-effective Amendment no. 35 on February 13, 1998.


              (8) Custody Agreement between the Registrant and Star Bank, N.A. was filed as Exhibit (8) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.

              (8)(a) Custody Agreement (for the International Portfolio) between the Registrant and Investors Fiduciary Trust Company was filed as Exhibit (8)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 22, on April 22, 1993.

              (8)(a)(i) First Amendment of Custody Agreement (adding the Global
                        Contrarian Portfolio) between the Registrant and Investors Fiduciary Trust Company was filed as Exhibit
                        (8)(a)(i) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.

              (9) Fund Accounting Services Agreement between the Registrant and American Data Services, Inc. was filed as Exhibit (9) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.

              (9)(a) Transfer Agency and Service Agreement between the Registrant and American Data Services, Inc. was filed as Exhibit (9)(a) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.

              (9)(b) Service Agreement among the Registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 31, 1996.

              (9) (c) Master Repurchase Agreement between the Registrant and Star Bank, N.A. was filed as Exhibit (9)(c) of the Registrant's Form N-1A, Post-effective Amendment no. 33, on April 25, 1997.

              (9)(d) Joint Insured Agreement among the Registrant, ONE Fund, Inc. and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (9)(d) of the Registrant's Form N-1A, Post-effective Amendment No. 31, on March 1, 1996.

              (9)(e) Services Agreement (for the International Portfolio) between the Registrant and Interactive Data Corporation was filed as Exhibit (9)(e) of the Registrant's Form N-1A, Post-effective Amendment No. 23, on October 29, 1993.

              (10) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's International Portfolio was filed as Exhibit (10) of the Registrant's Form N-1A, Post-effective Amendment No. 21, on February 26, 1993.

              (10)(a) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios was filed as Exhibit (10)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.
              (10)(b) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios was filed as Exhibit no. (10)(b) of the Registrant's Form N-1A, Post-effective Amendment no. 32, on October 21, 1996.

              (13) Investment letter for the initial subscription of capital stock of the Registrant's International Portfolio was filed as Exhibit (13) of the Registrant's Form N-1A, Post-effective Amendment No. 22, on April 22, 1993.

              (13)(a) Investment letters for the initial subscriptions of capital stock of the Registrant's Capital Appreciation, Small Cap, Global Contrarian and Aggressive Growth Portfolios were filed as Exhibit (13)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 27, on December 30, 1994.


              (13)(b) Investment letter for the initial subscription of stock of the Registrant's Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios was filed as Exhibit
                        (13)(b) of the Registrant's Form N-1A Post-effective Amendment no. 33, on April 25, 1997.

              (16)      Computation of Performance Data was filed as exhibits
                        (16) of the Registrant's Form N-1A, Post-effective Amendments No. 18 on March 2, 1990, No. 19 on April 18, 1991, No. 20 on April 29, 1992, No. 21 on February 26,
                        1993, No. 24 on March 2, 1994, No. 28 on February 17, 1995, No. 31 on March 1, 1996, and No. 33 on April 25, 1997, and Exhibit (13) of Form N-4, Pre-effective Amendment no. 1 of Ohio National Variable Account A (File no. 333-43511) on April 10, 1998.



PERSONS UNDER COMMON CONTROL WITH REGISTRANT
The Registrant is an affiliate of The Ohio National Life Insurance Company ("ONLI"). The diagram on page 4A shows all persons under common control with the Registrant. ONLI is a mutual life insurer and it owns 100% of the voting securities of each of its subsidiaries. As of February 1, 1998, it also owned 91.7% of the voting securities of the Registrant, which are held of record in the separate accounts of ONLI. The remaining 8.3% of the Registrant's voting securities were owned by Ohio National Life Assurance Corporation ("ONLAC") and held of record in ONLAC's separate account. ONLI owns 100% of the voting securities of Ohio National Investments, Inc. (the "Adviser"). ONLI also owned 42.0% of the voting shares of ONE Fund, Inc. ("ONE Fund") as of that date.

NUMBER OF HOLDERS OF SECURITIES


As of April 1, 1998, the securities of the Registrant were held as follows:



        Title of Class                          Number of Record Holders
        --------------                          ------------------------
        Equity                                              5
        Money Market                                        5
        Bond                                                5
        Omni                                                5
        International                                       5
        Capital Appreciation                                5
        Small Cap                                           5
        Global Contrarian                                   5
        Aggressive Growth                                   5
        Core Growth                                         5
        Growth & Income                                     5
        S&P 500 Index                                       5
        Social Awareness                                    5
        Strategic Income                                    1
        Stellar                                             1
        Relative Value                                      1
        Emerging Growth                                     0
        High Income Bond                                    0
        Equity Income                                       0
        Blue Chip                                           0

INDEMNIFICATION

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant's By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant's By-laws and Section 2-418 of the Maryland General Corporation Law.


              BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Ohio National Investments, Inc. (the "Adviser") is engaged in providing investment management services to the Registrant and to ONE Fund. The Adviser is also authorized to provide such services to others. The Adviser has not engaged in any other business of a substantial nature during the past two fiscal years. The names of each director and officer of the Adviser and the business of a substantial nature of each during the past two fiscal years are as follows:

                                       Position with                    Business of a Substantial
Name                                     the Adviser                    Nature During Past Two Years
----                                     -----------                    ----------------------------
Joseph P. Brom                         Director and                     Senior Vice President and Chief
                                       President                        Investment Officer of ONLI; Vice President of
                                                                        Registrant; Senior Vice President of ONLAC; Vice
                                                                        President of ONE Fund; Until 1997 was Director and
                                                                        President of ONIMCO

Michael A. Boedeker                    Director and                     Vice President, Fixed Income Securities
                                       Vice President                   of ONLI; Vice President of ONLAC; Vice President of
                                                                        Registrant; Vice President of ONE Fund; Until 1997
                                                                        was Director and Vice President of ONIMCO

Stephen T. Williams                    Director and                     Vice President, Equity Investments of ONLI; Vice
                                       Vice President                   President of Registrant; Vice President of ONE
                                                                        Fund; Until 1997 was Director and Vice President of ONIMCO

Michael D. Stohler                     Director and                     Vice President, Mortgages & Real Estate ONLI;
                                       Vice President                   Director and President Enterprise Park, Inc.
Keith O. Hanson                        Vice President                   Investment Officer and Portfolio Manager of ONLI.

R. Douglas Hundley                     Vice President                   Investment Officer and Portfolio Manager of ONLI.

Jed R. Martin                          Vice President                   Investment Officer and portfolio Manager of ONLI.

                                       Position with                    Business of a Substantial
Name                                     the Adviser                    Nature During Past Two Years
----                                     -----------                    ----------------------------
Ronald L. Benedict                     Secretary                        Corporate Vice President, Counsel and Secretary of ONLI;
                                                                        Director and Secretary of Registrant; Director and Secretary
                                                                        of ONE Fund; Secretary of ONLAC; Secretary of ONE, Inc.;
                                                                        Until 1997 was Secretary of ONIMCO and ONESCO

Dennis R. Taney                        Treasurer                        Mutual Fund Financial Operations Director of ONLI;
                                                                        Treasurer of Registrant; Treasurer of ONE Fund;
                                                                        Until 1997 was Treasurer of ONIMCO

BUSINESS AND OTHER CONNECTIONS OF SGAM

Societe Generale Asset Management Corp. ("SGAM") provides investment management services to the International and Global Contrarian Portfolios of the Registrant and of ONE Fund. SGAM's primary business is managing SoGen International Fund, Inc. and SoGen Funds, Inc. ("SoGen"), diversified investment companies of the management type registered under the 1940 Act. The officers and directors of SGAM and their business of a substantial nature during the past two fiscal years are as follows:


                                       Position                         Business of a Substantial
Name                                   with SGAM                        Nature During Past Two Years
----                                   ---------                        ----------------------------

Philip J. Bafundo                      Secretary and                    VicePresident, Secretary and
                                       Treasurer                        Treasurer of SoGen

Jean-Marie Eveillard                   President and                    President and Director of
                                       Director                         SoGen

Philippe Collas                        Chairman of the                  Chairman of the Board and
                                       Board and Director               Director of SoGen; Head of Asset
                                                                        Management of Societe Generale

Jean-Roger Huet                        Director                         President of New York Branch
                                                                        of Societe Generale.

Christian d'Allest                     Director                         Director of Foreign Affiliates
                                                                        of SGAM


BUSINESS AND OTHER CONNECTIONS OF TRPA

T. Rowe Price Associates, Inc. ("TRPA") provides investment management services to the Capital Appreciation Portfolio of the Registrant. TRPA's primary business is the management of assets for individual and institutional investors, particularly the T. Rowe Price group of mutual funds. The officers and directors of TRPA and their business of a substantial nature during the past two fiscal years are as follows:

                                       Position                         Business of a Substantial
Name                                   with TRPA                        Nature during Past Two Years
----                                   ---------                        ----------------------------
George J. Collins                      Director                         Director of Rowe Price-
                                                                        Fleming International, Inc.
                                                                        ("Price-Fleming"); Director of
                                                                        T. Rowe Price Retirement Plan
                                                                        Services, Inc. ("RPS");
                                                                        Director of T. Rowe Price
                                                                        Trust Company ("Trust Co.");
                                                                        Chairman of the Board of T.
                                                                        Rowe Price mutual funds
                                                                        ("Price Funds")

James S. Riepe                         Vice Chairman, Director          Chairman of the Board of T.
                                       and Managing Director            Rowe Price Services, Inc.
                                                                        ("Price Services"); Chairman
                                                                        of the Board of RPS; Chairman
                                                                        of the Board of Trust Co.;
                                                                        President and Director of
                                                                        T. Rowe Price Investment
                                                                        Services, Inc. ("Investment
                                                                        Services"); Vice President and
                                                                        Trustee of Price Funds

Henry H. Hopkins                       Director and                     Vice President and Director of
                                       Managing Director                Investment Services; Vice
                                                                        President and Director of
                                                                        Price Services; Vice President
                                                                        and Director of Trust Co.;
                                                                        Vice President of Price-
                                                                        Fleming; Vice President of
                                                                        RPS; Director of ICI Mutual
                                                                        Insurance Company; Vice
                                                                        President of Price Funds

James W. Halbkat, Jr.                  Director                         President of U.S. Monitor
                                                                        Corp.

John W. Rosenblum                      Director                         Taylor Murphy Professor of Darden Graduate
                                                                        School of Business Administration,
                                                                        University of Virginia; Director of Chesapeake
                                                                        Corporation; Director of Cadmus
                                                                        Communications Corp.; Director of Comdial
                                                                        Corp.; Director of Cone Mills Corp.

Robert L. Strickland                   Director                         Chairman of Lowe's Companies, Inc.


Philip C. Walsh                        Director                         Consultant to and Director of Cyprus
                                                                        Minerals Corp.; Director of Piedmont Mining
                                                                        Co., Inc.

George A. Roche                        Chairman of the                  Vice President and Director of Price-Fleming
                                       Board, President and
                                       Director

                                       Position                         Business of a Substantial
Name                                   with TRPA                        Nature during Past Two Years
----                                   ---------                        ----------------------------
M. David Testa                         Vice Chairman of the Board,
                                       Chief Investment Officer,
                                       Director and Managing
                                       Director

Charles P. Smith                       Managing Director                Vice President of Price-Fleming

Peter Van Dyke                         Managing Director                Vice President of Price-Fleming

Richard L. Menschel                    Director                         Limited Partner of Goldman Sachs
                                                                        Group L.P.

Anne Marie Whittemore                  Director                         Partner of McGuire, Woods, Battle &
                                                                        Booth; Director of Owens & Minor,
                                                                        Inc.; Director of USF&G Corp.; Director
                                                                        of Albemarle Corp.; Director of James
                                                                        River Corp.

James A.C. Kennedy III                 Director and                     President and Director of T. Rowe
                                       Managing Director                Price Strategic Partners Inc.;
                                                                        Vice President and Director of T. Rowe
                                                                        Price Threshold Fund Associates, Inc.

John H. LaPort, Jr.                    Director and
                                       Managing Director

William T. Reynolds                    Director and                     Chairman of T. Rowe Price
                                       Managing Director                Stable Asset Management, and
                                                                        Director of TRP Finance, Inc.

Brian C. Rogers                        Director and                     Vice President of Trust Co.
                                       Managing Director

Wholly-owned subsidiaries of TRPA include the following:

              Investment Services, a Maryland corporation, is the principal underwriter and distributor of the Price Funds;

              Price Services, a Maryland corporation, provides transfer agent, dividend disbursing and shareholder services to the Price Funds;

              RPS, a Maryland corporation, provides administrative, recordkeeping and subaccounting services to administrators of employee benefit plans;

              Trust Co., a Maryland limited purpose trust company, provides fiduciary and custodial services to employee benefit plans and common trust funds;

              T. Rowe Price Real Estate Group, Inc., a Maryland corporation, provides real estate services and is the investment manager of several real estate investment trusts, funds and limited partnerships;

              T. Rowe Price Stable Asset Management, Inc., a Maryland corporation, is an investment adviser specializing in management of portfolios seeking stable and consistent returns;

              T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is the general partner of T. Rowe Price Recovery Fund, LP, a Delaware limited partnership that invests in financially distressed companies;

              T. Rowe Price (Canada), Inc., a Maryland corporation, is an investment adviser which may register as such under the Securities Act of Ontario.

              Tower Venture, Inc., a Maryland corporation, serves as a general partner of 100 East Pratt Street, LP, a Maryland limited partnership (whose limited partners include TRPA) formed to improve TRPA's headquarters property;

              TRP Suburban, Inc., a Maryland corporation, is involved in the construction of an office building to house certain administrative functions of TRPA in Owings Mills, MD;

              TRP Finance, Inc. and TRP Finance MRT, Inc., are Delaware corporations managing passive corporate investments and other intangible assets.

TRP Distribution, Inc., a Maryland corporation, is a wholly-owned subsidiary of Investment Services and engages in the sale of investment products prepared by Investment Services.

Price-Fleming, a Maryland corporation, is a joint venture 50% owned by TRP Finance, Inc., and provides investment counsel service with respect to foreign securities for U.S. institutional investors.

BUSINESS AND OTHER CONNECTIONS OF FAM


Founders Asset Management LLC ("FAM"), a 90%-owned subsidiary of Mellon Bank, provides investment management services to the Small Cap Portfolio of the Registrant. FAM's primary business is the management of the Founders group of mutual funds. It also serves as investment adviser to other mutual funds and private accounts. The officers and directors of FAM and their business of a substantial nature during the past two fiscal years are as follows:




                                   Position                                Business of a Substantial
Name                               with FAM                                Nature During Past Two Years
----                               --------                                ----------------------------
Jonathan F. Zeschin                President and Chief                     N/A
                                   Executive Officer; Member,
                                   Board of Managers



                                   Position                                Business of a Substantial
Name                               with FAM                                Nature During Past Two Years
----                               --------                                ----------------------------
Kenneth R. Christoffersen          Vice President, General                 N/A
                                   Counsel and Secretary


Gregory P. Contillo                Senior Vice President;                  N/A
                                   Member, Board of Managers


Frank Gaffney                      Vice President                          N/A


Roberto Galindo, Jr.               Assistant Vice President                N/A


Laurine Garrity                    Vice President                          N/A


Michael W. Gerding                 Vice President; Member,                 Portfolio manager for Founders
                                   Board of Managers                       Passport and Worldwide Growth Funds


Michael K. Haines                  Senior Vice President                   Portfolio manager for Founders
                                                                           Frontier Fund.


Edward F. Keely                    Vice President                          Portfolio manager for Founders Growth
                                                                           Fund.


Brian F. Kelly                     Vice President                          Portfolio manager for Founders Blue Chip and
                                                                           Balanced Funds.


Paul LaRocco                       Vice President                          Portfolio manager for Founders Special Fund
                                                                           since March 1998; previously, Vice President
                                                                           and portfolio manager of Oppenheimer Funds, Inc.


James P. Rankin                    Vice President                          N/A


David L. Ray                       Vice President, Treasurer               N/A
                                   and Assistant Secretary


Linda M. Ripley                    Vice President                          N/A


Steven Shapiro                     Vice President                          N/A


Christopher M. Condron             Chairman, Board of Managers             Vice Chairman, Mellon Bank Corp.; Vice
                                                                           Chairman, Boston Co.; Deputy Director, Mellon
                                                                           Trust; Chief Executive Officer, Boston Co.
                                                                           Asset Management, Inc.; Chief Executive
                                                                           Officer, Dreyfus Corp.; President, Boston Safe
                                                                           Deposit and Trust Co.; President, Dreyfus
                                                                           Corp.; Chief Operating Officer, Mellon Bank
                                                                           Corp.; Chief Operating Officer, Dreyfus Corp.;
                                                                           Director, Dreyfus Corp.


Stephen E. Canter                  Member, Board of                        Director, Dreyfus Corp.; Corp.;
                                   Managers                                Director, Dreyfus Trust Co.; Formerly, Chairman
                                                                           and Chief Executive Officer, Kleinwort
                                                                           Benson Investment Management Americas,
                                                                           Inc.; Vice Chairman and Chief Investment
                                                                           Officer, Dreyfus Co.


Lawrence S. Kash                    Member, Board of                       Chairman, President and Chief Executive
                                    Managers                               Officer, Boston Co. Advisors, Inc.;
                                                                           Executive Vice President and Director,
                                                                           Dreyfus Service Organization, Inc.;
                                                                           Director, Dreyfus America Fund; Director,
                                                                           The Dreyfus Consumer Credit Corp.;
                                                                           Director, Dreyfus Trust Co.; Director,
                                                                           Dreyfus Service Corp.; President, Boston
                                                                           Co.; President, Laurel Capital Advisors;
                                                                           President, Boston Group Holdings, Inc.;
                                                                           Executive Vice President, Mellon Bank,
                                                                           N.A.; Executive Vice President, Boston
                                                                           Safe Deposit and Trust Co.; Vice Chairman-
                                                                           Distribution, Dreyfus Corp.

W. Keith Smith                      Member, Board of Managers              Senior Vice Chairman, Mellon Bank Corp.;
                                                                           Senior Vice Chairman, Mellon Bank, NA;
                                                                           Chairman, Dreyfus Corp.; Chairman, Boston
                                                                           Co.


BUSINESS AND OTHER CONNECTIONS OF SCM

Strong Capital Management, Inc. ("SCM") provides investment management services to the Aggressive Growth Portfolio of the Registrant. SCM's primary business is the management of the Strong group of mutual funds ("Strong Funds"). It also serves as investment adviser to individual and institutional accounts. The officers and directors of SCM and their business of a substantial nature during the past two fiscal years are as follows:


                                    Position                                    Business of a Substantial
Name                                with SCM                                    Nature During Past Two Years
----                                --------                                    ----------------------------
Richard S. Strong                   Director; Chairman;                         Chairman and Director of Strong Funds
                                    Chief Investment Officer;                   Distributors, Inc.; Chairman and Director
                                    Portfolio Manager                           of Strong Holdings, Inc.; Chairman and
                                                                                Director of Fussville Development LLC;
                                                                                Chairman and Director of Fussville Real
                                                                                Estate Holding LLC; President, Treasurer
                                                                                and Director of Heritage Reserve Holding
                                                                                LLC; Chairman and Director of Heritage
                                                                                Reserve Development Corporation; Chairman
                                                                                and Director of Sherwood Development LLC,
                                                                                Chairman and Director of Strong Service
                                                                                Corporation.

Richard T. Weiss                    Director;                                   Director of Strong Funds Distributors,
                                    Portfolio Manager                           Inc.; Director of Strong Holdings, Inc.;
                                                                                Director of Heritage Reserve Development
                                                                                Corporation; Director of Strong Service
                                                                                Corporation.


Thomas P. Lemke                     Senior Vice President;                      Chief Operating Officer, Vice President
                                    Chief Operating Officer;                    and Chief Compliance Officer of Strong
                                    Secretary; General Counsel;                 Funds Distributors, Inc.; Vice President
                                    Chief Compliance Officer                    of Strong Holdings, Inc.; Vice President
                                                                                of Fussville Development LLC; Vice
                                                                                President of Fussville Real Estate Holding
                                                                                LLC; Vice President of Heritage Reserve
                                                                                Development Corporation; Vice President of
                                                                                Sherwood Development LLC; and Vice
                                                                                President of Strong Service Corporation.

Stephen J. Shenkenberg              Vice President;                             Vice President, Deputy Chief Compliance
                                    Assistant Secretary;                        Officer and Secretary of Strong Funds
                                    Acting General Counsel;                     Distributors, Inc.; Secretary of Strong
                                    Deputy Chief Compliance                     Holdings, Inc.; Secretary of Fussville
                                    Officer                                     Development LLC; Secretary of Fussville
                                                                                Real Estate Holding LLC; Vice President
                                                                                and Assistant Secretary of Heritage
                                                                                Reserve Holding LLC; Secretary of Heritage
                                                                                Reserve Development Corporation; Secretary
                                                                                of Sherwood Development LLC; and Secretary
                                                                                of Strong Service Corporation.

                                    Position                                    Business of a Substantial
Name                                with SCM                                    Nature During Past Two Years
----                                --------                                    ----------------------------
Joseph R. DeMartine                 Senior Vice President;                      Vice President of Strong
                                    Chief Marketing Officer;                    Funds Distributors, Inc.
                                    Managing Director -
                                    Strong Retail Services

Michael E. Fisher                   Senior Vice President;                      N/A
                                    Managing Director -
                                    Institutional Business Group

Kenneth M. Landis                   Senior Vice President;                      Until December 1996, was
                                    Chief Information Officer                   Partner at Coopers &
                                                                                Lybrand, Boston, MA.

John A. Flanagan                    Senior Vice President                       Until May 1997, was Partner
                                                                                at Coopers & Lybrand, LLP,
                                                                                New York, NY.

Jeffrey L. Kubik                    Senior Vice President                       Until June 1997, was
                                                                                Director of Human Resources
                                                                                at Allen-Bradley, Milwaukee,
                                                                                WI.

Thomas M. Zoeller                   Senior Vice President;                      Treasurer and Chief Financial Officer of
                                    Chief Financial Officer;                    Strong Funds Distributors, Inc.; Treasurer
                                    Treasurer; Controller                       of Strong Holdings, Inc.; Treasurer of
                                                                                Fussville Development LLC; Treasurer of
                                                                                Fussville Real Estate Holding LLC;
                                                                                Treasurer of Heritage Reserve Development
                                                                                Corporation; Treasurer of Sherwood
                                                                                Development LLC; and Treasurer of Strong
                                                                                Service Corporation.

Strong Holdings, Inc., a Wisconsin corporation, is a subsidiary of SCM, Strong Funds Distributors, Inc., a Wisconsin corporation, is a subsidiary of Strong Holdings, Inc. Heritage Reserve Development Corporation, a Wisconsin corporation, is a subsidiary of Strong Holdings, Inc. Heritage Reserve Holding LLC, a Wisconsin limited liability company, is a subsidiary of SCM. Fussville Real Estate Holdings LLC, Fussville Development LLC and Sherwood Development LLC, Wisconsin limited liability companies, are subsidiaries of Heritage Reserve Holdings LLC. Strong Service Corporation is a subsidiary of Strong Holdings, Inc.




BUSINESS AND OTHER CONNECTIONS OF PBA


Pilgrim Baxter & Associates, Ltd. ("PBA") provides investment management services to the Core Growth Portfolios of the Registrant and of ONE Fund. PBA also serves as investment adviser to the PBHG Funds, Inc., investment companies registered under the 1940 Act. PBA also provides investment advisory services to pension and profit-sharing plans, charitable institutions, corporations and other investment companies. PBA is wholly owned by United Asset Management Corp. The officers and directors of PBA and their business of a substantial nature during the past two fiscal years are as follows:



                                       Position                         Business of a Substantial
Name                                   with PBA                         Nature During Past Two Years
----                                   --------                         ----------------------------
Harold J. Baxter                       Director, Chairman               Director and Chairman of PBHG
                                       and Chief Executive              Funds, Inc.
                                       Officer

Paul J. Hondros                        President and Chief              Until September, 1997 was
                                       Operating Officer                President and Chief Executive
                                                                        Officer of Fidelity Investment
                                                                        Retail Group

Gary L. Pilgrim                        Director and Chief               President of PBHG Funds, Inc.
                                       Investment Officer

Eric C. Schneider                      Chief Financial Officer
                                       and Treasurer

Amy S. Yuter                           Chief Compliance Officer         N/A

John M. Zerr                           General Counsel and              Formerly Vice President of
                                       Secretary                        Delaware Management Group

BUSINESS AND OTHER CONNECTIONS OF RSIM


Robertson Stephens Investment Management, L.P. ("RSIM"), a wholly-owned subsidiary of BankAmerica Corporation, provides investment management services to the Growth & Income Portfolio of the Registrant. RSIM, a California limited partnership, also serves as investment adviser to the Robertson Stephens group of mutual funds as well as private and institutional asset pools. The principal officers of RSIM and their business of a substantial nature during the past two fiscal years are as follows:




                                    Position                           Business of a Substantial
Name                                with RSIM                          Nature During Past Two Years
----                                ---------                          ----------------------------
G. Randy Hecht                      President                          Chief Operating Officer
                                                                       and Executive Vice President
                                                                       of Robertson Stephens Funds


Andrew P. Pilara, Jr.               Chief Investment                   Portfolio Manager of Robertson
                                    Officer                            Stephens Partners, Global Value
                                                                       and Global Natural Resources
                                                                       Funds


John L. Wallace                     Portfolio Manager                  N/A


James L. Callinan                   Portfolio Manager                  N/A


BUSINESS AND OTHER CONNECTIONS OF STAR

Star Bank, N.A. ("Star") provides investment management services to the Strategic Income, Stellar and Relative Value Portfolios of the Registrant. Star is a national bank and trust organization which has a substantial business in managing commingled funds including registered investment companies. Star also serves as the custodian of the Registrant's assets other than those in the Registrant's International and Global Contrarian Portfolios. The directors and principal officers of Star and their business of a substantial nature during the last two fiscal years are as follows:


                                       Position                         Business of a Substantial
Name                                   with Star                        Nature During Past Two Years
----                                   ---------                        ----------------------------
Jerry A. Grundhofer                    Chairman, President,             Chairman, President, Chief
                                       Chief Executive Officer          Executive Officer and Director of
                                       and Director                     Star Banc Corp.

James R. Bridgeland, Jr.               Director                         Partner of Taft, Stettinius &
                                                                        Hollister

Laurance L. Browning, Jr.              Director                         Formerly Vice Chairman, Emerson
                                                                        Electric Co.

Victoria B. Buyniski                   Director                         President & Chief Executive
                                                                        Officer, United Medical Resouces, Inc.

                                       Position                         Business of a Substantial
Name                                   with Star                        Nature During Past Two Years
----                                   ---------                        ----------------------------
Samuel M. Cassidy                      Director                         Formerly President & Chief
                                                                        Executive Office of Star

V. Anderson Coombe                     Director                         Chairman of Wm. Powell Co.

John C. Dannemiller                    Director                         Chairman & Chief Executive
                                                                        Officer of Bearings, Inc.

J.P. Hayden, Jr.                       Director                         Chairman & Chief Executive
                                                                        Officer of The Midland Co.

Roger L. Howe                          Director                         Chairman of U.S. Precision Lens, Inc.

Thomas J. Klinedinst, Jr.              Director                         Chairman, President, Chief Executive
                                                                        Officer & Chief Operating Officer of
                                                                        Thomas E. Wood, Inc.

Charles S. Mechem, Jr.                 Director                         Chairman, Cincinnati Bell

Daniel J. Meyer                        Director                         Chairman & Chief Executive
                                                                        Officer of Cincinnati Milacron, Inc.

David B. O'Maley                       Director                         Chairman, President & Chief
                                                                        Executive Officer of ONLI

O'dell M. Owens                        Director                         Senior VP, Franciscan Hospital System

Thomas E. Petry                        Director                         Chairman & Chief Executive Officer
                                                                        of Eagle-Picher Industries, Inc.

Oliver W. Waddell                      Director                         Formerly Chairman of Star Banc
                                                                        Corp. and Vice Chairman of Star



Daniel B. Benhase                      Executive Vice President         N/A

Joseph A. Campanella                   Executive Vice President         N/A

Richard K. Davis                       Executive Vice President         N/A

S. Kay Geiger                          Executive Vice President         N/A

Timothy J. Fogarty                     Executive Vice President         N/A

Jerome C. Kohlhepp                     Executive Vice President         N/A

Thomas J. Lakin                        Executive Vice President         N/A

David M. Moffett                       Executive Vice President         N/A
                                       & Chief Financial Officer

David R. Noe                           Executive Vice President         N/A

Andrew E. Randall                      Executive Vice President         N/A

Wayne J. Shircliff                     Executive Vice President         N/A

Stephen E. Smith                       Executive Vice President         N/A


BUSINESS AND OTHER CONNECTIONS OF FIC

Federated Investment Counseling and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. The Trustees of the Sub-Adviser, their position with the Sub-Adviser, and in parentheses, their principal occupations are as follows: John F. Donahue, Trustee (Trustee, Chairman and Chief Executive Officer, Federated Investors; Director and Chairman, Federated Research Corp.; Trustee and Chairman, Federated Advisers, Federated Management, Federated Research, and Federated Global Research Corp.; Director, Federated Investors, Inc. and Federated Investors Building Corp.; Trustee, Federated Investment Counseling and Federated Investors Management Company; Chairman, Passport Research, Ltd.); J. Christopher Donahue, Trustee, (Trustee, President, chief Executive Officer and Chief Operating Officer, Federated Advisers, Federated Global Research corp., Federated Management and Federated Research; Director, President, Chief Executive Officer and Chief Operating Officer, Federated Research Corp.; Trustee, President and Chief Operating Officer, Federated Investors; Director, chairman and Chief Executive Officer, Federated Investors, Inc.; President, Passport Research Ltd.; Trustee, Federated Investment Counseling, Federated Investors Management Company, Federated Shareholder Services Company, Federated Administrative Services, Federated International Management, Ltd., Federated Shareholder Services, Retirement Plan Service Company of America, Advanced Information Systems, Federated Services Company and Federated Bank and Trust; Director, Federated Administrative Services, Inc., Federated Financial Services, Inc. Federated Investors Building Corp., FFSI Insurance Agency, Inc. and FS Holdings, Inc.); John W. McGonigle, Trustee, (Director and president, Federated Financial Services, Inc., FII Holdings, Inc., FFSI Insurance Agency, Inc.; Directors, President and Chief Executive Officer, Federated Investors Building Corp.; Director, President, Chief Operating
Officer and Secretary, Federated Investors, Inc.; Trustee, Chairman, President and Chief Executive Officer, Federated Shareholder Services; Director, Executive Vice President and Secretary, Federated Investors, Inc. Trustee, Executive Vice President and Secretary, Federated Investors; Trustee and President, Federated Investors Management Company, Trustee, Federated Advisers, Federated Global Research Corp., Federated Management, Federated Research, Federated International Management, Ltd., Federated Investment Counseling; Director, Federated Research Corp.); Mark D. Olson, Trustee (Trustee, Federated Advisers, Federated Management, Federated Research, Federated Administrative Services, Federated Investment Counseling, Advanced Information Systems, Federated Investors, Federated Shareholder Services, Federated Shareholder Services Company, Retirement Plan Service Company of America; Partner, Wilson, Halbrook & Baynard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

The remaining Officers of FIC are:

John B. Fisher                President

Executive Vice Presidents:    William D. Dawson, III
                              Henry A. Frantzen
                              J. Thomas Madden

Senior Vice Presidents:       Drew J. Collins
                              Johnathan C. Conley
                              Deborah A. Cunningham
                              Mark E. Durbiano
                              J. Alan Minteer
                              Susan M. Nason
                              Mary Jo Ochson
                              Robert J. Ostrowski
                              Charles A. Ritter

Vice Presidents:              J. Scott Albrecht
                              Joseph M. Balestrino
                              Randall S. Bauer
                              David A. Briggs
                              Kenneth J. Cody
                              Alexandre de Bethmann
                              Michael P. Donnelly
                              Linda A. Duessel
                              Donald T. Ellenberger
                              Kathleen M. Foody-Malus
                              Thomas M. Franks
                              Edward C. Gonzales
                              James E. Grefenstette
                              Susan R. Hill
                              Stephen A. Keen
                              Robert K. Kinsey
                              Robert M. Kowit
                              Jeff A. Kozemchak
                              Steven Lehman
                              Marian R. Marinack
                              Sandra L. McInerney
                              Scott B. Schermerhorn
                              Frank Semack
                              Aash M. Shah
                              Christopher Smith
                              William F. Stotz
                              Tracy P. Stouffer
                              Edward J. Tiedge
                              Paige M. Wilhelm
                              Jolanta M. Wysocka

Assistant Vice Presidents:    Todd A. Abraham
                              Stefanie L. Bachhuber
                              Arthur J. Barry
                              Micheal W. Casey
                              Robert E. Cauley
                              Salvatore A. Esposito
                              Donna M. Fabiano
                              John T. Gentry
                              William R. Jamison
                              Constantine Kartsonsas
                              Joseph M. Natoli
                              Keith J. Sabol
                              Michael W. Sirianni
                              Gregg S. Tenser

Secretary:                    Stephen A. Keen

Treasurer:                    Thomas R. Donahue

Assistant Secretaries:        Thomas R. Donahue
                              Christine I. McGonigle

Assistant Treasurer:          Richard B. Fisher

The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the funds listed in Part B of this Registration Statement.

PRINCIPAL UNDERWRITERS

Not Applicable


LOCATION OF ACCOUNTS AND RECORDS

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)           Journals and other records of original entry:

                 For those portfolios other than the International and Global Contrarian Portfolio:

                 Star
                 425 Walnut Street
                 Cincinnati, Ohio  45202

              and

                 American Data Services, Inc. ("ADS")
                 150 Motor Parkway, Suite 109
                 Hauppauge, NY  11788

                 For the International and Global Contrarian Portfolios:


                 Investors Fiduciary Trust Co. ("IFTC")
                 801 Pennsylvania Street
                 Kansas City, Missouri  64105

(b)           General and auxiliary ledgers:

                 ADS and IFTC

(c)           Securities records for portfolio securities:

                 ADS and IFTC

(d)           Corporate charter (Articles of Incorporation), By-Laws and Minute
              Books:

                 Ronald L. Benedict, Secretary
                 Ohio National Fund, Inc.
                 One Financial Way
                 Cincinnati, Ohio  45242

(e)           Records of brokerage orders:

                 The Adviser

(f)           Records of other portfolio transactions:

                 The Adviser

(g)           Records of options:

                 The Adviser

(h)           Records of trial balances:

                 ADS and The Adviser

(i) Quarterly records of allocation of brokerage orders and commissions:

                 The Adviser

(j) Records identifying persons or group authorizing portfolio transactions:

                 The Adviser

(k)           Files of advisory materials

                 The Adviser


MANAGEMENT SERVICES

Not Applicable


UNDERTAKINGS

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Ohio National Fund, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and the State of Ohio on the 27th day of April, 1998.


                                       OHIO NATIONAL FUND, INC.


                                       By   /s/John J. Palmer
                                         ------------------------------
                                         John J. Palmer, President


Attest   /s/Ronald L. Benedict
       --------------------------------
          Ronald L. Benedict, Secretary


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                              Title                                        Date
---------                              -----                                        ----
/s/John J. Palmer
-------------------------               President and Director                  April 27, 1998
John J. Palmer                         (Principal Executive Officer)


/s/Dennis R. Taney
-------------------------              Treasurer (Principal Financial           April 27, 1998
Dennis R. Taney                        and Accounting Officer)


/s/Ronald L. Benedict
-------------------------              Director                                 April 27, 1998
Ronald L. Benedict


/s/George E. Castrucci
-------------------------              Director                                 April 27, 1998
George E. Castrucci


/s/Ross Love
-------------------------              Director                                 April 27, 1998
Ross Love


/s/George M. Vredeveld
-------------------------              Director                                 April 27, 1998
George M. Vredeveld

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                          Page Number in
Exhibit                                                                                Sequential Numbering
Number               Description                                                       System Where Located
------               -----------                                                       --------------------
                     Consent of Ronald L. Benedict, Esq.

                     Consent of Jones & Blouch L.L.P.

                     Consent of KPMG Peat Marwick LLP




(1)(e)               Articles Supplementary of the Registrant, effective March
                     17, 1998.

(10)(c) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of Registrant's Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios.

(13)(c) Investment letter for the initial subscription of stock of the Registrant's Small Cap Growth, High Income Bond, Equity Income and Blue Chip Portfolios.

                                    CONSENTS

                                  [Letterhead]


                                                            April 27, 1998



The Board of Directors
Ohio National Fund, Inc.
237 William Howard Taft Road
Cincinnati, Ohio  452l9


Re: Ohio National Fund, Inc. Registration Statement
        File Nos. 2-67464  and 811-3015


Gentlemen:


The undersigned hereby consents to the use of my name under the caption of "Legal Counsel" in the registration statement on Form N-lA of the above captioned registrant.

As required by paragraph (b)(4) of Rule 485 under the Securities Act of 1933, the registrant has certified that the above captioned post-effective amendment to the Registrant's Form N-1A meets all the requirements for effectiveness pursuant to paragraph (b) of that Rule. Having reviewed the amendment, the undersigned confirms that the amendment does not contain any material that would render it ineligible to become effective pursuant to paragraph (b).

                                                  Sincerely,


                                                  /s/ Ronald L. Benedict
                                                  ----------------------
                                                  Ronald L. Benedict
                                                  Secretary and Legal Counsel

RLB/nh

                             Jones & Blouch  L.L.P.
                                 Suite 405-West
                        1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                                 April 27, 1998


Board of Directors
Ohio National Fund, Inc.
One Financial Way
Cincinnati, OH 45242

    Re:   Ohio National Fund, Inc.
          Registration Statement on Form N-1A
          File No. 2-67464
          -----------------------------------

Dear Sirs:


        We hereby consent to the reference to this firm under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment No. 36 under the Securities Act of 1933 to the Registration Statement for Ohio National Fund, Inc. (File No. 2-67464).



                                        Very truly yours,

                                        /s/ JONES & BLOUCH L.L.P.
                                            --------------------
                                            Jones & Blouch L.L.P.

                         Independent Auditors' Consent



The Board of Directors
Ohio National Fund, Inc.:


We consent to the inclusion of our report included herein and to the reference to our firm under the headings "Financial Highlights" in the prospectus and "Experts" in the Statement of Additional Information.


                                        KPMG Peat Marwick LLP



Cincinnati, Ohio
April 27, 1998